UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS
BOND INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.0%
Automotive - 0.2%
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4,
4.94%, 7/15/12	$100	$95
Daimler Chrysler Auto Trust, Series 2006-C, Class A3,
5.02%, 7/8/10	85	85
Daimler Chrysler Auto Trust, Series 2008-B, Class A3A,
4.71%, 9/10/12	400	370
Ford Credit Auto Owner Trust, Series 2008-A, Class A4,
4.37%, 10/15/12	350	306
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4,
4.28%, 6/16/14	350	316
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3,
4.46%, 4/16/12	150	140
Nissan Auto Receivables Owner Trust, Series 2008-C, Class A3A,
5.93%, 7/16/12	500	500
USAA Auto Owner Trust, Series 2008-3, Class A3,
4.28%, 10/15/12	250	235

		2,047

Commercial Mortgage Services - 3.5%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,
5.12%, 7/11/43	190	176
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2,
4.65%, 9/11/36	1,000	888
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3,
4.13%, 7/10/42	400	393
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41	750	685
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	500	400
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	330	245
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.16%, 2/10/51	500	386
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	228
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2,
4.74%, 3/13/40	375	334
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	451
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AJ,
5.46%, 12/11/40	750	335
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4,
5.69%, 6/11/50	500	372
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	500	391
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	113
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.72%, 3/15/49	240	188
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	392
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.23%, 7/15/44	1,000	829
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	377
Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
7.03%, 6/15/31	38	37
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	625	538
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	421

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.0% continued
Commercial Mortgage Services - 3.5% continued
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	$1,000	$819
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.55%, 2/15/39	500	406
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
5.81%, 9/15/39	1,000	718
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4,
5.70%, 9/15/40	500	331
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2,
7.55%, 4/15/62	157	157
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3,
6.39%, 8/15/36	625	605
CS First Boston Mortgage Securities Corp., Series 2001-CP4 Class A4,
6.18%, 12/15/35	200	194
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36	440	402
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.94%, 5/15/38	300	255
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	830
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	491
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	171
CW Capital Cobalt Ltd., Series 2007-C2, Class A3,
5.48%, 4/15/47	500	354
CW Capital Cobalt Ltd., Series 2007-C3, Class AM,
5.82%, 5/15/46	750	347
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A2,
7.76%, 6/10/33	300	301
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	500	480
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4,
6.29%, 8/11/33	400	388
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,
6.07%, 6/10/38	500	467
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35	500	470
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2,
6.96%, 9/15/35	394	390
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3,
4.65%, 4/10/40	605	570
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,
4.11%, 7/5/35	470	408
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	416
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5,
5.22%, 4/10/37	490	403
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2,
5.38%, 3/10/39	740	583
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,
4.61%, 1/10/40	200	176
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2,
4.48%, 7/10/39	310	286
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4,
4.76%, 7/10/39	1,000	809
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.80%, 8/10/45	1,000	726
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	36	33
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,
4.99%, 1/12/37	500	448

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.0% continued
Commercial Mortgage Services - 3.5% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4,
5.18%, 12/15/44	$500	$401
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ,
5.49%, 12/12/43	750	216
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	375
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4,
5.72%, 2/15/51	500	349
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4,
5.79%, 2/12/51	500	363
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	353
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A4,
6.07%, 2/12/51	500	354
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2,
6.65%, 11/15/27	500	491
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2,
6.37%, 12/15/28	395	384
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	456
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	418
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2,
5.53%, 3/15/32	500	433
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	628
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	389
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/1/35	1,000	884
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	145	141
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	260	250
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	280	256
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4,
5.69%, 2/12/51	1,000	741
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	500	344
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
5.96%, 8/12/49	500	382
Morgan Stanley Capital I, Series 2003-T11, Class A4,
5.15%, 6/13/41	1,000	888
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,176
Morgan Stanley Capital I, Series 2004-IQ8, Class A3,
4.50%, 6/15/40	540	523
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.21%, 11/14/42	520	422
Morgan Stanley Capital I, Series 2006-HQ8, Class A2,
5.37%, 3/12/44	300	262
Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	959	742
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.77%, 10/15/42	500	410
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.81%, 8/12/41	1,000	815

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.0% continued
Commercial Mortgage Services - 3.5% continued
Morgan Stanley Capital I, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	$300	$225
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4,
6.39%, 10/15/35	500	483
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	500	456
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,
4.74%, 11/13/36	205	186
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4,
4.98%, 11/15/34	185	164
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	500	435
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,
4.96%, 11/15/35	700	597
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,
5.03%, 1/15/41	500	440
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	800	642
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4,
5.08%, 3/15/42	500	411
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	255
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	384
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3,
5.68%, 5/15/46	500	363

		40,500

Credit Card - 0.3%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	147
Capital One Multi-Asset Execution Trust, Series 2005-A3, Class A3,
4.05%, 3/15/13	200	193
Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10,
5.15%, 6/16/14	300	283
Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A,
4.85%, 11/15/13	275	259
Chase Issuance Trust, Series 2005-A4, Class A4,
4.23%, 1/15/13	100	97
Chase Issuance Trust, Series 2007-A15, Class A,
4.96%, 9/17/12	270	260
Chase Issuance Trust, Series 2007-A17, Class A,
5.12%, 10/15/14	325	301
Chase Issuance Trust, Series 2008-A9, Class A9,
4.26%, 5/15/13	200	187
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	113
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	296
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7,
4.75%, 10/22/12	200	192
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	141
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4,
5.45%, 5/10/13	100	96
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	100	76
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3,
4.10%, 10/15/12	150	145
MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6,
4.50%, 1/15/13	525	506

		3,292

Home Equity - 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7,
4.28%, 9/25/33	226	181

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.0% continued
Home Equity - 0.0% continued
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF3,
4.78%, 2/25/36	$150	$97

		278

Utilities - 0.0%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/1/14	100	98
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5,
6.42%, 3/1/15	250	255
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A3,
4.95%, 2/15/15	100	99
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2,
5.03%, 3/25/14	250	251

		703

Total Asset-Backed Securities (Cost $54,450)		46,820

CORPORATE BONDS - 14.5%
Aerospace/Defense - 0.2%
Boeing (The) Co.,
5.13%, 2/15/13	250	250
6.13%, 2/15/33	135	141
General Dynamics Corp.,
4.25%, 5/15/13	100	100
5.38%, 8/15/15	150	156
Lockheed Martin Corp.,
7.65%, 5/1/16	100	116
8.50%, 12/1/29	75	94
6.15%, 9/1/36	275	298
Northrop Grumman Corp.,
7.13%, 2/15/11	100	104
7.75%, 2/15/31	275	336
Raytheon Co.,
5.38%, 4/1/13	250	251
United Technologies Corp.,
6.35%, 3/1/11	50	53
6.10%, 5/15/12	300	319
4.88%, 5/1/15	150	146
5.38%, 12/15/17	90	91
6.05%, 6/1/36	100	105
6.13%, 7/15/38	175	190

		2,750

Agriculture - 0.2%
Altria Group, Inc.,
9.70%, 11/10/18	500	540
9.95%, 11/10/38	150	163
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	320
5.38%, 9/15/35	175	153
6.45%, 1/15/38	50	51
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	72
Philip Morris International, Inc.,
4.88%, 5/16/13	90	90
5.65%, 5/16/18	625	620
6.38%, 5/16/38	255	265
Reynolds American, Inc.,
7.63%, 6/1/16	150	125

		2,399

Apparel - 0.0%
VF Corp.,
6.45%, 11/1/37	30	24

Auto Manufacturers - 0.1%
DaimlerChrysler N.A. Holding Corp.,
7.75%, 1/18/11	75	68
6.50%, 11/15/13	850	663
8.50%, 1/18/31	175	128

		859

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
5.25%, 1/15/11	75	69

Banks - 4.2%
American Express Bank FSB,
5.50%, 4/16/13	350	332
BAC Capital Trust XI,
6.63%, 5/23/36	200	185
Bank of America Corp.,
6.25%, 4/15/12	350	359
5.38%, 9/11/12	150	151
4.88%, 9/15/12	250	247
4.88%, 1/15/13	300	296
4.90%, 5/1/13	350	347

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Banks - 4.2% continued
5.13%, 11/15/14	$400	$387
4.75%, 8/1/15	325	307
5.75%, 8/15/16	100	93
5.63%, 10/14/16	200	196
6.00%, 9/1/17	250	254
5.75%, 12/1/17	465	464
5.65%, 5/1/18	450	453
6.50%, 9/15/37	25	26
Bank of America N.A.,
1.70%, 12/23/10	2,000	2,006
5.30%, 3/15/17	825	783
Bank of New York (The) Co., Inc.,
5.13%, 11/1/11	50	51
6.38%, 4/1/12	100	104
5.50%, 12/1/17	100	95
Bank of New York Mellon Corp.,
4.95%, 11/1/12	450	457
4.50%, 4/1/13	100	99
Bank One Corp.,
7.75%, 7/15/25	54	55
BB&T Capital Trust II,
6.75%, 6/7/36	75	60
BB&T Corp.,
4.75%, 10/1/12	100	95
5.20%, 12/23/15	600	570
Citigroup, Inc.,
6.50%, 1/18/11	600	603
2.88%, 12/9/11	2,000	2,062
6.00%, 2/21/12	550	544
5.25%, 2/27/12	600	581
5.50%, 4/11/13	850	828
6.50%, 8/19/13	100	101
5.13%, 5/5/14	200	188
5.00%, 9/15/14	1,300	1,143
5.30%, 1/7/16	800	738
5.50%, 2/15/17	225	205
6.00%, 8/15/17	100	100
6.13%, 11/21/17	475	480
6.13%, 5/15/18	350	354
6.63%, 6/15/32	100	95
6.00%, 10/31/33	100	88
6.88%, 3/5/38	150	171
Fifth Third Bancorp,
6.25%, 5/1/13	100	93
5.45%, 1/15/17	75	61
8.25%, 3/1/38	125	103
Fifth Third Bank,
4.20%, 2/23/10	100	96
Goldman Sachs Group (The), Inc.,
7.80%, 1/28/10	250	247
6.88%, 1/15/11	300	302
6.60%, 1/15/12	100	99
5.70%, 9/1/12	400	381
5.45%, 11/1/12	500	477
4.75%, 7/15/13	350	315
5.50%, 11/15/14	150	136
5.13%, 1/15/15	500	459
5.35%, 1/15/16	600	548
5.75%, 10/1/16	250	234
5.63%, 1/15/17	300	258
6.25%, 9/1/17	300	291
5.95%, 1/18/18	635	602
6.15%, 4/1/18	640	615
5.95%, 1/15/27	150	115
6.75%, 10/1/37	865	702
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	394
HSBC USA, Inc.,
3.13%, 12/16/11	3,000	3,116
JPMorgan Chase & Co.,
6.75%, 2/1/11	450	461
6.63%, 3/15/12	275	282
2.13%, 6/22/12	3,000	3,012
5.75%, 1/2/13	325	330
4.75%, 5/1/13	275	271
5.13%, 9/15/14	900	872
5.25%, 5/1/15	350	330
5.15%, 10/1/15	1,050	991
6.13%, 6/27/17	100	98
6.00%, 1/15/18	860	908
6.40%, 5/15/38	354	419
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	200
6.00%, 10/1/17	150	151
KeyBank N.A.,
5.80%, 7/1/14	250	220
5.45%, 3/3/16	100	79

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Banks - 4.2% continued
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	$130	$100
M&T Bank Corp.,
5.38%, 5/24/12	100	92
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	233
Mellon Funding Corp.,
5.00%, 12/1/14	100	91
Morgan Stanley,
6.75%, 4/15/11	200	197
5.63%, 1/9/12	250	237
6.60%, 4/1/12	225	218
5.30%, 3/1/13	250	227
4.75%, 4/1/14	1,300	990
6.00%, 4/28/15	1,025	884
5.38%, 10/15/15	200	172
5.45%, 1/9/17	325	268
6.25%, 8/28/17	350	298
5.95%, 12/28/17	175	145
6.63%, 4/1/18	850	746
6.25%, 8/9/26	100	81
National City Corp.,
4.90%, 1/15/15	200	167
PNC Bank N.A.,
4.88%, 9/21/17	100	92
RBS Capital Trust I,
4.71%, 12/29/49	50	19
Regions Financial Corp.,
7.38%, 12/10/37	75	55
SunTrust Bank,
6.38%, 4/1/11	175	177
7.25%, 3/15/18	125	131
Union Planters Corp.,
7.75%, 3/1/11	350	335
US Bank N.A.,
6.38%, 8/1/11	100	110
6.30%, 2/4/14	300	311
4.95%, 10/30/14	250	253
4.80%, 4/15/15	100	102
USB Capital IX,
6.19%, 12/29/49	100	47
Wachovia Bank N.A.,
5.85%, 2/1/37	250	244
6.60%, 1/15/38	300	325
Wachovia Capital Trust III,
5.80%, 3/29/49	150	89
Wachovia Corp.,
5.30%, 10/15/11	275	265
5.50%, 5/1/13	425	420
4.88%, 2/15/14	250	230
5.25%, 8/1/14	150	140
5.63%, 10/15/16	550	502
5.75%, 6/15/17	350	348
5.75%, 2/1/18	600	601
Wells Fargo & Co.,
5.13%, 9/1/12	150	152
4.38%, 1/31/13	1,030	1,009
4.95%, 10/16/13	700	683
4.63%, 4/15/14	325	304
5.00%, 11/15/14	100	100
5.13%, 9/15/16	475	477
5.63%, 12/11/17	445	464
5.38%, 2/7/35	125	124
Wells Fargo Bank,
6.45%, 2/1/11	250	259
4.75%, 2/9/15	250	251
Wells Fargo Capital X,
5.95%, 12/15/36	100	86

		48,872

Beverages - 0.3%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	161
5.50%, 1/15/18	175	159
5.95%, 1/15/33	100	83
6.45%, 9/1/37	50	45
Bottling Group LLC,
5.50%, 4/1/16	550	550
Coca-Cola Co.,
5.35%, 11/15/17	250	270
Coca-Cola Enterprises, Inc.,
7.13%, 8/1/17	50	54
8.50%, 2/1/22	300	350
6.95%, 11/15/26	200	201
6.75%, 9/15/28	50	50
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18(1)	180	178
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	45

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Beverages - 0.3% continued
PepsiCo., Inc.,
5.15%, 5/15/12	$75	$77
4.65%, 2/15/13	140	144
5.00%, 6/1/18	450	467

		2,834

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	173
5.85%, 6/1/17	275	284
6.38%, 6/1/37	100	107
Genentech, Inc.,
4.75%, 7/15/15	150	151

		715

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	62
Martin Marietta Materials , Inc.,
6.60%, 4/15/18	100	75
Masco Corp.,
5.88%, 7/15/12	100	82

		219

Chemicals - 0.2%
Dow Chemical (The) Co.,
6.13%, 2/1/11	175	175
6.00%, 10/1/12	50	48
5.70%, 5/15/18	100	89
7.38%, 11/1/29	100	94
EI Du Pont de Nemours & Co.,
5.00%, 1/15/13	50	50
5.25%, 12/15/16	400	398
6.00%, 7/15/18	225	236
Monsanto Co.,
5.13%, 4/15/18	240	252
5.50%, 8/15/25	50	51
PPG Industries, Inc.,
6.65%, 3/15/18	220	217
7.70%, 3/15/38	50	52
Praxair, Inc.,
3.95%, 6/1/13	275	267
Rohm & Haas Co.,
6.00%, 9/15/17	250	227
7.85%, 7/15/29	50	49

		2,205

Commercial Services - 0.0%
McKesson Corp.,
5.70%, 3/1/17	50	45
RR Donnelley & Sons Co.,
5.50%, 5/15/15	225	168
Western Union (The) Co.,
5.93%, 10/1/16	225	192
6.20%, 11/17/36	50	39

		444

Computers - 0.2%
Computer Sciences Corp.,
5.50%, 3/15/13(1)	250	224
Dell, Inc.,
5.65%, 4/15/18	75	67
6.50%, 4/15/38	50	42
Hewlett-Packard Co.,
6.50%, 7/1/12	75	81
4.50%, 3/1/13	550	558
IBM Corp.,
4.75%, 11/29/12	75	77
5.70%, 9/14/17	950	1,016
8.38%, 11/1/19	50	63
6.50%, 1/15/28	100	112
8.00%, 10/15/38	250	333

		2,573

Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	167
Procter & Gamble Co.,
4.85%, 12/15/15	508	553
5.80%, 8/15/34	100	108
5.55%, 3/5/37	50	56

		884

Diversified Financial Services - 2.1%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	161
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	500	492
American Express Co.,
5.25%, 9/12/11	150	148
4.88%, 7/15/13	675	627
6.15%, 8/28/17	350	337
7.00%, 3/19/18	50	51
8.15%, 3/19/38	100	115

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Diversified Financial Services - 2.1% continued
American Express Credit Corp.,
5.88%, 5/2/13	$100	$96
American General Finance Corp.,
4.00%, 3/15/11	150	73
5.38%, 10/1/12	425	177
5.75%, 9/15/16	75	28
6.90%, 12/15/17	300	130
Ameriprise Financial, Inc.,
5.35%, 11/15/10	100	90
Bear Stearns (The) Cos., Inc.,
4.50%, 10/28/10	100	99
5.35%, 2/1/12	200	196
6.95%, 8/10/12	200	208
5.30%, 10/30/15	300	289
5.55%, 1/22/17	50	48
6.40%, 10/2/17	150	156
7.25%, 2/1/18	235	258
Boeing Capital Corp.,
6.50%, 2/15/12	150	153
Capital One Bank,
5.75%, 9/15/10	250	243
Capmark Financial Group, Inc.,
6.30%, 5/10/17	25	7
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	419
4.75%, 2/17/15	275	254
5.85%, 9/1/17	200	196
5.45%, 4/15/18	50	47
CIT Group, Inc.,
5.60%, 4/27/11	325	274
5.65%, 2/13/17	100	70
Citigroup Capital XXI,
8.30%, 12/21/57	300	231
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	875	833
Credit Suisse First Boston USA, Inc.,
4.13%, 1/15/10	100	99
4.88%, 1/15/15	150	135
7.13%, 7/15/32	50	53
Credit Suisse USA, Inc.,
6.13%, 11/15/11	325	328
6.50%, 1/15/12	800	818
5.50%, 8/15/13	450	439
5.38%, 3/2/16	75	69
General Electric Capital Corp.,
4.88%, 10/21/10	200	203
6.13%, 2/22/11	150	155
5.88%, 2/15/12	600	617
6.00%, 6/15/12	900	923
5.45%, 1/15/13	1,725	1,737
4.88%, 3/4/15	350	341
5.00%, 1/8/16	100	97
5.63%, 9/15/17	1,175	1,182
5.63%, 5/1/18	1,075	1,083
6.75%, 3/15/32	150	159
6.15%, 8/7/37	150	150
5.88%, 1/14/38	600	587
Goldman Sachs Capital II,
5.79%, 12/29/49	100	38
Household Finance Corp.,
8.00%, 7/15/10	75	76
6.38%, 10/15/11	550	541
6.38%, 11/27/12	250	245
4.75%, 7/15/13	325	296
HSBC Finance Corp.,
6.75%, 5/15/11	225	224
7.00%, 5/15/12	375	376
5.50%, 1/19/16	400	380
IBM International Group Capital LLC,
5.05%, 10/22/12	100	104
International Lease Finance Corp.,
5.45%, 3/24/11	275	202
5.88%, 5/1/13	100	67
6.63%, 11/15/13	110	74
5.65%, 6/1/14	450	294
John Deere Capital Corp.,
7.00%, 3/15/12	200	207
4.95%, 12/17/12	150	146
5.10%, 1/15/13	125	123
5.75%, 9/10/18	200	195
JP Morgan Chase Capital XV,
5.88%, 3/15/35	450	348
Lehman Brothers Holdings Capital Trust VII,
5.86%, 11/29/49(2)	50	—
Merrill Lynch & Co., Inc.,
4.79%, 8/4/10	100	97
6.05%, 8/15/12	400	395
5.45%, 2/5/13	425	409

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Diversified Financial Services - 2.1% continued
6.15%, 4/25/13	$705	$699
5.45%, 7/15/14	200	198
6.05%, 5/16/16	400	374
5.70%, 5/2/17	150	133
6.40%, 8/28/17	200	200
6.88%, 4/25/18	505	528
6.88%, 11/15/18	275	286
6.11%, 1/29/37	150	135
7.75%, 5/14/38	175	193
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	283
5.50%, 7/1/13	100	97
5.45%, 2/1/18	300	266
8.00%, 3/1/32	50	49
SLM Corp.,
5.00%, 10/1/13	650	465
Textron Financial Corp.,
5.40%, 4/28/13	150	105
Unilever Capital Corp.,
7.13%, 11/1/10	200	214
5.90%, 11/15/32	125	125

		24,868

Electric - 1.3%
Alabama Power Co.,
4.85%, 12/15/12	25	25
American Electric Power Co, Inc.,
5.25%, 6/1/15	300	277
Appalachian Power Co.,
7.00%, 4/1/38	75	74
Arizona Public Service Co.,
6.38%, 10/15/11	150	141
Carolina Power & Light Co.,
5.13%, 9/15/13	450	451
CenterPoint Energy Houston Electric LLC.,
5.70%, 3/15/13	150	143
Commonwealth Edison Co.,
6.15%, 9/15/17	125	116
5.80%, 3/15/18	100	90
6.45%, 1/15/38	200	179
Consolidated Edison Co. of New York,
7.50%, 9/1/10	100	105
4.88%, 2/1/13	250	246
5.85%, 3/15/36	100	94
6.20%, 6/15/36	200	198
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	76
7.60%, 4/1/32	100	85
Consumers Energy Co.,
6.13%, 3/15/19	200	198
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	120
5.70%, 10/1/37	50	45
Dominion Resources, Inc. of Virginia,
6.25%, 6/30/12	200	201
5.15%, 7/15/15	50	46
6.00%, 11/30/17	100	96
6.40%, 6/15/18	20	20
5.95%, 6/15/35	200	171
7.00%, 6/15/38	20	20
DTE Energy Co.,
7.05%, 6/1/11	100	99
6.38%, 4/15/33	50	39
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	204
5.10%, 4/15/18	65	66
6.10%, 6/1/37	150	158
6.00%, 1/15/38	35	38
6.05%, 4/15/38	25	27
Duke Energy Corp.,
5.30%, 10/1/15	100	104
6.25%, 6/15/18	100	97
6.45%, 10/15/32	106	112
Entergy Louisiana LLC,
6.50%, 9/1/18	100	95
Exelon Corp.,
6.75%, 5/1/11	300	293
5.63%, 6/15/35	75	47
FirstEnergy Corp.,
6.45%, 11/15/11	375	355
Florida Power & Light Co.,
5.55%, 11/1/17	25	27
5.65%, 2/1/37	350	374
5.95%, 2/1/38	150	167
Florida Power Corp.,
5.80%, 9/15/17	50	52
5.65%, 6/15/18	25	26
6.35%, 9/15/37	50	55

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Electric - 1.3% continued
6.40%, 6/15/38	$285	$318
FPL Group Capital, Inc.,
5.35%, 6/15/13	75	75
6.65%, 6/15/67	25	13
Midamerican Energy Co.,
5.30%, 3/15/18	300	296
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	325	324
6.13%, 4/1/36	250	232
6.50%, 9/15/37	100	98
Midamerican Funding LLC,
6.93%, 3/1/29	50	46
Nevada Power Co.,
6.65%, 4/1/36	100	89
Nisource Finance Corp.,
6.15%, 3/1/13	35	27
5.25%, 9/15/17	200	121
5.45%, 9/15/20	200	107
NSTAR Electric Co.,
4.88%, 4/15/14	200	200
Ohio Power Co.,
5.50%, 2/15/13	50	48
6.60%, 2/15/33	100	92
Oncor Electric Delivery Co.,
6.80%, 9/1/18	225	216
7.25%, 1/15/33	200	185
7.50%, 9/1/38	145	138
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	221
5.63%, 11/30/17	485	497
6.05%, 3/1/34	350	372
Pacificorp,
6.25%, 10/15/37	275	291
Peco Energy Co.,
5.35%, 3/1/18	25	24
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	269
Pepco Holdings, Inc.,
6.45%, 8/15/12	150	140
PPL Energy Supply LLC,
5.40%, 8/15/14	250	214
6.50%, 5/1/18	100	81
6.00%, 12/15/36	100	65
PSEG Power LLC,
5.50%, 12/1/15	175	156
PSI Energy, Inc.,
5.00%, 9/15/13	350	332
Public Service Co. of Colorado,
4.88%, 3/1/13	325	308
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	114
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	98
5.30%, 5/1/18	275	267
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	20
6.27%, 3/15/37	75	67
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	52
Sierra Pacific Power Co.,
5.45%, 9/1/13	75	72
South Carolina Electric & Gas Co.,
6.05%, 1/15/38	65	68
Southern California Edison Co.,
5.00%, 1/15/14	150	153
5.50%, 8/15/18	100	105
6.65%, 4/1/29	300	319
6.00%, 1/15/34	100	111
5.55%, 1/15/37	25	26
5.95%, 2/1/38	100	111
Southern Power Co.,
6.25%, 7/15/12	600	613
4.88%, 7/15/15	150	134
Southwestern Electric Power Co.,
5.88%, 3/1/18	100	92
Southwestern Public Service Co.,
6.00%, 10/1/36	100	75
Union Electric Co.,
6.40%, 6/15/17	200	182
Virginia Electric and Power Co.,
5.40%, 4/30/18	325	315
6.00%, 1/15/36	50	49
8.88%, 11/15/38	300	380
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	142

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Electric - 1.3% continued
Xcel Energy, Inc.,
6.50%, 7/1/36	$100	$92

		14,904

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	101
5.38%, 10/15/17	100	103
5.25%, 10/15/18	75	77
6.00%, 8/15/32	25	26

		307

Environmental Control - 0.0%
Waste Management, Inc.,
6.38%, 11/15/12	100	93
5.00%, 3/15/14	100	86
6.10%, 3/15/18	50	43
WMX Technologies,
7.10%, 8/1/26	125	104

		326

Food - 0.5%
Campbell Soup Co.,
6.75%, 2/15/11	100	106
5.00%, 12/3/12	150	154
ConAgra Foods, Inc.,
6.75%, 9/15/11	200	202
7.00%, 10/1/28	100	98
General Mills, Inc.,
6.00%, 2/15/12	100	104
5.65%, 9/10/12	200	204
5.20%, 3/17/15	350	342
Heinz (H.J.) Co.,
5.35%, 7/15/13	100	99
HJ Heinz Finance Co.,
6.63%, 7/15/11	100	102
6.75%, 3/15/32	50	45
Kellogg Co.,
6.60%, 4/1/11	300	314
5.13%, 12/3/12	100	100
7.45%, 4/1/31	100	122
Kraft Foods, Inc.,
6.25%, 6/1/12	275	284
5.25%, 10/1/13	125	122
6.50%, 8/11/17	150	151
6.13%, 2/1/18	715	701
6.13%, 8/23/18	50	49
6.50%, 11/1/31	150	144
7.00%, 8/11/37	100	101
6.88%, 2/1/38	50	50
6.88%, 1/26/39	100	100
Kroger Co.,
6.75%, 4/15/12	275	278
5.50%, 2/1/13	175	173
6.15%, 1/15/20	25	25
7.50%, 4/1/31	200	222
6.90%, 4/15/38	100	105
Safeway, Inc.,
5.80%, 8/15/12	225	224
6.35%, 8/15/17	275	272
Sara Lee Corp.,
3.88%, 6/15/13	200	173

		5,166

Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	100	70
7.95%, 6/15/18	325	257
Weyerhaeuser Co.,
6.75%, 3/15/12	100	89
7.50%, 3/1/13	125	121
7.38%, 3/15/32	100	65

		602

Gas - 0.0%
Centerpoint Energy, Inc.,
6.50%, 5/1/18	40	33
KeySpan Corp.,
5.80%, 4/1/35	175	136
Sempra Energy,
6.15%, 6/15/18	150	136
Southern California Gas Co.,
5.75%, 11/15/35	150	156
Southern Union Co.,
8.25%, 11/15/29	25	19

		480

Healthcare - Products - 0.1%
Baxter International, Inc.,
4.63%, 3/15/15	100	100

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Healthcare - Products - 0.1% continued
5.38%, 6/1/18	$225	$235
6.25%, 12/1/37	30	35
Johnson & Johnson,
5.55%, 8/15/17	250	285
5.15%, 7/15/18	200	220
6.95%, 9/1/29	100	130
5.95%, 8/15/37	100	122

		1,127

Healthcare - Services - 0.2%
Aetna, Inc.,
5.75%, 6/15/11	225	220
6.75%, 12/15/37	150	126
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	92
UnitedHealth Group, Inc.,
5.00%, 8/15/14	100	92
5.38%, 3/15/16	400	352
6.00%, 11/15/17	50	45
6.63%, 11/15/37	350	295
6.88%, 2/15/38	100	88
WellPoint Health Networks,
6.38%, 1/15/12	100	96
WellPoint, Inc.,
5.25%, 1/15/16	150	133
5.88%, 6/15/17	350	319

		1,858

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	100	79

Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	150	148
5.00%, 1/15/15	75	70
5.95%, 10/15/17	25	24
Fortune Brands, Inc.,
5.38%, 1/15/16	225	188
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	103
6.13%, 8/1/17	50	53
6.25%, 7/15/18	150	162
6.63%, 8/1/37	150	168

		916

Insurance - 0.5%
Ace INA Holdings, Inc.,
6.70%, 5/15/36	50	44
Allstate Corp.,
5.55%, 5/9/35	50	41
6.13%, 5/15/37	100	58
6.50%, 5/15/57	225	127
American International Group, Inc.,
4.95%, 3/20/12	375	294
5.05%, 10/1/15	100	67
5.85%, 1/16/18	225	151
8.25%, 8/15/18(1)	150	110
6.25%, 5/1/36	100	56
8.18%, 5/15/58(1)	250	97
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	248
4.85%, 1/15/15	575	576
5.40%, 5/15/18	100	103
Chubb Corp.,
6.00%, 11/15/11	200	200
5.75%, 5/15/18	25	24
6.00%, 5/11/37	50	48
6.50%, 5/15/38	85	81
General Electric Global Insurance Holdings Corp.,
6.45%, 3/1/19	175	167
Genworth Financial, Inc.,
5.75%, 6/15/14	175	67
6.52%, 5/22/18	50	17
6.15%, 11/15/66	200	19
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	57
5.38%, 3/15/17	150	109
5.95%, 10/15/36	75	48
Lincoln National Corp.,
6.30%, 10/9/37	100	61
6.05%, 4/20/67	175	70
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	70	62
Metlife, Inc.,
6.13%, 12/1/11	200	197
5.00%, 6/15/15	625	585
6.40%, 12/15/36	150	90
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	140
5.10%, 4/15/14	231	216

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Insurance - 0.5% continued
Progressive (The) Corp.,
6.38%, 1/15/12	$350	$357
Prudential Financial, Inc.,
4.50%, 7/15/13	125	96
5.10%, 9/20/14	40	33
6.00%, 12/1/17	425	341
5.75%, 7/15/33	50	32
6.63%, 12/1/37	200	136
St. Paul Travelers Cos (The), Inc.,
5.50%, 12/1/15	150	144
Travelers Cos (The) Inc.,
5.80%, 5/15/18	375	361
6.25%, 6/15/37	125	120
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	95

		5,945

Iron/Steel - 0.0%
Nucor Corp.,
6.40%, 12/1/37	150	144
United States Steel Corp.,
6.05%, 6/1/17	25	16
7.00%, 2/1/18	20	13
6.65%, 6/1/37	25	13

		186

Lodging - 0.0%
Marriott International Inc.,
5.63%, 2/15/13	200	152

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	49
7.30%, 5/1/31	25	26
6.05%, 8/15/36	50	49

		124

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	186
8.10%, 5/15/30	50	58

		244

Media - 0.7%
AT&T Broadband,
8.38%, 3/15/13	100	103
Comcast Cable Communications,
6.75%, 1/30/11	75	75
Comcast Corp.,
5.30%, 1/15/14	150	140
5.85%, 11/15/15	450	426
6.50%, 1/15/17	1,500	1,482
5.70%, 5/15/18	200	188
6.95%, 8/15/37	200	211
6.40%, 5/15/38	200	200
COX Communications, Inc.,
7.13%, 10/1/12	200	191
4.63%, 6/1/13	100	87
Disney (The Walt) Co.,
6.38%, 3/1/12	150	160
5.88%, 12/15/17	300	316
McGraw-Hill Cos (The) Inc.,
5.90%, 11/15/17	75	63
News America, Inc.,
5.30%, 12/15/14	350	322
6.40%, 12/15/35	125	115
6.65%, 11/15/37	450	445
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	213
5.85%, 5/1/17	525	480
8.75%, 2/14/19	300	326
7.30%, 7/1/38	350	364
Time Warner Entertainment Co.,
8.38%, 3/15/23	75	75
Time Warner, Inc.,
6.88%, 5/1/12	450	432
5.88%, 11/15/16	850	762
6.50%, 11/15/36	400	363
Viacom, Inc.,
5.63%, 8/15/12	350	288
6.25%, 4/30/16	400	332

		8,159

Mining - 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	136
5.55%, 2/1/17	275	216
6.75%, 7/15/18	80	66
5.90%, 2/1/27	75	49
5.95%, 2/1/37	100	66

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Mining - 0.1% continued
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	$450	$369
Southern Copper Corp.,
7.50%, 7/27/35	100	75

		977

Miscellaneous Manufacturing - 0.2%
3M Co.,
5.70%, 3/15/37	175	191
Danaher Corp.,
5.63%, 1/15/18	50	51
General Electric Co.,
5.00%, 2/1/13	950	961
5.25%, 12/6/17	250	249
Honeywell International, Inc.,
6.13%, 11/1/11	250	262
5.30%, 3/15/17	200	204
5.30%, 3/1/18	40	41
5.70%, 3/15/36	50	51
5.70%, 3/15/37	125	127
Textron, Inc.,
6.50%, 6/1/12	100	86
5.60%, 12/1/17	125	92

		2,315

Office/Business Equipment - 0.0%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	98
Xerox Corp.,
5.50%, 5/15/12	375	314
6.75%, 2/1/17	100	73

		485

Oil & Gas - 0.3%
Amerada Hess Corp.,
7.13%, 3/15/33	75	67
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	397
Apache Corp.,
5.63%, 1/15/17	250	252
Conoco, Inc.,
6.95%, 4/15/29	150	161
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	332
Marathon Oil Corp.,
6.00%, 10/1/17	150	128
6.60%, 10/1/37	75	57
Pemex Project Funding Master Trust,
9.13%, 10/13/10	250	263
5.75%, 3/1/18(1)	100	88
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	100	94
Valero Energy Corp.,
7.50%, 4/15/32	50	40
6.63%, 6/15/37	325	239
XTO Energy, Inc.,
6.25%, 4/15/13	100	98
4.63%, 6/15/13	75	68
5.65%, 4/1/16	100	92
6.25%, 8/1/17	325	312
6.38%, 6/15/38	300	264

		2,952

Oil & Gas Services - 0.0%
Halliburton Co.,
5.90%, 9/15/18	50	53
6.70%, 9/15/38	75	81

		134

Pharmaceuticals - 0.5%
Abbott Laboratories,
5.60%, 5/15/11	200	211
5.15%, 11/30/12	200	213
5.88%, 5/15/16	225	244
5.60%, 11/30/17	400	433
6.15%, 11/30/37	50	59
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	211
5.45%, 5/1/18	340	352
5.88%, 11/15/36	50	53
6.13%, 5/1/38	100	110
Cardinal Health, Inc.,
5.80%, 10/15/16	100	90
6.00%, 6/15/17	200	182
Eli Lilly & Co.,
5.20%, 3/15/17	375	381
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	98
5.65%, 5/15/18	450	473
5.38%, 4/15/34	150	146
6.38%, 5/15/38	380	429

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Pharmaceuticals - 0.5% continued
Medco Health Solutions, Inc.,
7.13%, 3/15/18	$100	$92
Merck & Co., Inc.,
4.75%, 3/1/15	325	321
5.75%, 11/15/36	50	53
Pfizer, Inc.,
4.50%, 2/15/14	250	258
Pharmacia Corp.,
6.60%, 12/1/28	125	140
Schering-Plough Corp.,
5.55%, 12/1/13	100	101
6.00%, 9/15/17	350	346
Teva Pharmaceutical Finance LLC,
5.55%, 2/1/16	100	99
6.15%, 2/1/36	45	45
Wyeth,
5.50%, 2/1/14	425	432
5.50%, 2/15/16	425	433
5.95%, 4/1/37	225	250

		6,255

Pipelines - 0.3%
Buckeye Partners LP,
6.05%, 1/15/18	85	71
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	139
6.00%, 5/15/18	85	70
6.63%, 11/1/37	50	37
Duke Capital Corp., Senior Notes,
6.25%, 2/15/13	150	143
El Paso Natural Gas Co.,
5.95%, 4/15/17	200	159
8.38%, 6/15/32	100	86
Enbridge Energy Partners LP,
7.50%, 4/15/38	50	39
Energy Transfer Partners LP,
6.13%, 2/15/17	350	289
7.50%, 7/1/38	50	39
Enterprise Products Operating LLC,
5.65%, 4/1/13	150	136
6.30%, 9/15/17	135	114
Enterprise Products Operating LP,
5.60%, 10/15/14	250	212
6.88%, 3/1/33	50	38
Kinder Morgan Energy Partners LP,
5.13%, 11/15/14	250	218
5.95%, 2/15/18	495	423
ONEOK Partners LP,
6.15%, 10/1/16	200	175
Oneok, Inc.,
5.20%, 6/15/15	200	166
Panhandle Eastern Pipeline Co.,
6.20%, 11/1/17	100	77
Plains All American Pipeline LP,
6.50%, 5/1/18	50	40
Plains All American Pipeline LP/PAA Finance Corp.,
6.13%, 1/15/17	200	159
Spectra Energy Capital LLC,
5.90%, 9/15/13	125	118
6.20%, 4/15/18	100	87
7.50%, 9/15/38	50	43
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	38
TEPPCO Partners LP,
7.55%, 4/15/38	50	37
Transcontinental Gas Pipe Line Corp.,
7.00%, 8/15/11	200	196
Williams Cos, Inc.,
8.75%, 3/15/32	125	93

		3,442

Real Estate - 0.0%
Regency Centers LP,
5.88%, 6/15/17	25	16

Real Estate Investment Trusts - 0.1%
Boston Properties, Inc.,
6.25%, 1/15/13	100	74
Brandywine Operating Partnership LP,
5.70%, 5/1/17	150	79
ERP Operating LP,
6.95%, 3/2/11	175	151
6.63%, 3/15/12	100	82
Health Care Property Investors, Inc.,
6.00%, 1/30/17	150	72
Hospitality Properties Trust,
6.70%, 1/15/18	75	35
HRPT Properties Trust,
6.25%, 6/15/17	75	38

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Real Estate Investment Trusts - 0.1% continued
6.65%, 1/15/18	$50	$26
Liberty Property LP,
6.63%, 10/1/17	50	33
Prologis,
5.75%, 4/1/16	400	200
Simon Property Group LP,
6.35%, 8/28/12	75	58
5.10%, 6/15/15	250	153
5.25%, 12/1/16	200	128

		1,129

Retail - 0.6%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	266
CVS Caremark Corp.,
5.75%, 8/15/11	100	100
5.75%, 6/1/17	400	377
6.25%, 6/1/27	50	46
Home Depot, Inc.,
5.25%, 12/16/13	75	70
5.40%, 3/1/16	800	716
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	50	30
Kohl’s Corp.,
6.88%, 12/15/37	150	107
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	317
5.80%, 10/15/36	100	82
Macys Retail Holdings, Inc.,
5.35%, 3/15/12	75	56
5.88%, 1/15/13	300	211
5.75%, 7/15/14	150	95
McDonald’s Corp.,
4.30%, 3/1/13	175	179
5.80%, 10/15/17	250	267
6.30%, 10/15/37	75	82
Nordstrom, Inc.,
6.25%, 1/15/18	25	18
7.00%, 1/15/38	50	30
Target Corp.,
5.88%, 3/1/12	300	304
5.38%, 5/1/17	475	432
6.50%, 10/15/37	125	107
7.00%, 1/15/38	275	255
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	386
4.55%, 5/1/13	950	984
7.25%, 6/1/13	175	197
5.88%, 4/5/27	250	264
5.25%, 9/1/35	175	174
6.20%, 4/15/38	75	86
Yum! Brands, Inc.,
6.25%, 4/15/16	150	127
6.88%, 11/15/37	50	40

		6,405

Savings & Loans - 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	75	70

Software - 0.1%
Fiserv, Inc.,
6.13%, 11/20/12	250	235
Oracle Corp.,
4.95%, 4/15/13	400	413
5.25%, 1/15/16	125	127
6.50%, 4/15/38	350	385

		1,160

Telecommunications - 0.9%
AT&T Corp.,
8.00%, 11/15/31	165	207
AT&T Wireless Services, Inc.,
7.88%, 3/1/11	100	104
8.13%, 5/1/12	150	161
AT&T, Inc.,
5.60%, 5/15/18	175	178
6.80%, 5/15/36	50	57
6.30%, 1/15/38	175	185
6.40%, 5/15/38	425	455
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,071
5.20%, 12/15/16	1,300	1,247
Bellsouth Telecommunications, Inc.,
6.38%, 6/1/28	75	75
Cisco Systems, Inc.,
5.50%, 2/22/16	725	768
Embarq Corp.,
7.08%, 6/1/16	350	270

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% continued
Telecommunications - 0.9% continued
Motorola, Inc.,
7.63%, 11/15/10	$100	$89
SBC Communications, Inc.,
5.88%, 2/1/12	100	102
5.10%, 9/15/14	1,450	1,425
6.15%, 9/15/34	125	128
U.S. West Communications,
6.88%, 9/15/33	125	74
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,270
5.50%, 2/15/18	535	515
6.10%, 4/15/18	175	174
6.90%, 4/15/38	150	169
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	206
7.75%, 12/1/30	500	554
Verizon New York, Inc.,
7.38%, 4/1/32	150	125
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	403

		10,012

Textiles - 0.0%
Mohawk Industries, Inc.,
6.13%, 1/15/16	100	76

Transportation - 0.2%
Burlington Northern Santa Fe Corp.,
6.75%, 7/15/11	100	102
5.65%, 5/1/17	500	480
6.15%, 5/1/37	100	92
CSX Corp.,
5.50%, 8/1/13	200	188
6.00%, 10/1/36	100	79
6.15%, 5/1/37	150	120
Federal Express Corp.,
9.65%, 6/15/12	75	79
Norfolk Southern Corp.,
6.75%, 2/15/11	100	101
5.26%, 9/17/14	200	187
Union Pacific Corp.,
6.50%, 4/15/12	100	103
7.00%, 2/1/16	100	104
5.75%, 11/15/17	625	593
United Parcel Service, Inc.,
5.50%, 1/15/18	275	294
8.38%, 4/1/20	50	66
6.20%, 1/15/38	150	165

		2,753

Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	75	57

Total Corporate Bonds (Cost $176,285)		168,528

FOREIGN ISSUER BONDS - 5.5%
Banks - 1.3%
Abbey National PLC,
7.95%, 10/26/29	200	174
Barclays Bank PLC,
5.45%, 9/12/12	300	304
Credit Suisse New York,
5.00%, 5/15/13	450	433
6.00%, 2/15/18	190	175
Deutsche Bank A.G. London,
4.88%, 5/20/13	400	393
6.00%, 9/1/17	875	928
HSBC Holdings PLC,
5.25%, 12/12/12	700	703
6.80%, 6/1/38	150	159
Korea Development Bank,
5.30%, 1/17/13	205	186
Kreditanstalt fuer Wiederaufbau,
4.63%, 1/20/11	350	369
4.75%, 5/15/12	1,000	1,070
3.25%, 3/15/13	1,600	1,643
3.50%, 5/16/13	225	232
4.00%, 10/15/13	1,200	1,261
4.13%, 10/15/14	500	522
4.88%, 1/17/17	200	224
4.38%, 3/15/18	375	407
0.00%, 6/29/37	500	190
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	187
3.25%, 3/15/13	250	253
5.13%, 2/1/17	900	1,022
Oesterreichische Kontrollbank A.G.,
3.13%, 10/14/11	100	102

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Banks - 1.3% continued
4.75%, 10/16/12	$850	$922
3.63%, 6/17/13	170	178
4.50%, 3/9/15	250	275
5.00%, 4/25/17	100	116
Royal Bank of Canada,
5.65%, 7/20/11	250	263
Royal Bank of Scotland Group PLC,
6.38%, 2/1/11	100	101
5.00%, 11/12/13	275	242
5.00%, 10/1/14	400	343
7.64%, 3/31/49	100	40
UBS A.G./Stamford Branch,
5.88%, 7/15/16	450	417
5.88%, 12/20/17	540	496
5.75%, 4/25/18	125	113

		14,443

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	24
5.50%, 9/30/16	150	144
5.75%, 10/23/17	550	532
Diageo Finance BV,
5.50%, 4/1/13	225	224

		924

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	50	34

Chemicals - 0.0%
Potash Corp. of Saskatchewan,
7.75%, 5/31/11	150	156
5.88%, 12/1/36	50	44

		200

Diversified Financial Services - 0.1%
ConocoPhillips Canada Funding Co.,
5.63%, 10/15/16	450	459
5.95%, 10/15/36	250	243
Credit Suisse Guernsey Ltd.,
5.86%, 5/29/49	150	70
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	500	348
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	196

		1,316

Electric - 0.1%
Hydro-Quebec,
6.30%, 5/11/11	350	372
8.00%, 2/1/13	250	294
9.40%, 2/1/21	200	310
Ontario Hydro,
7.45%, 3/31/13	150	179
Scottish Power PLC,
5.38%, 3/15/15	100	90

		1,245

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	188
6.88%, 3/11/38	225	214

		402

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	300	296
6.55%, 10/15/37	25	25

		321

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	94

Insurance - 0.0%
Allied World Assurance Holdings Ltd.,
7.50%, 8/1/16	100	70
AXA S.A.,
8.60%, 12/15/30	75	49
ING Groep N.V.,
5.78%, 12/29/49	75	32
XL Capital Ltd.,
6.50%, 3/1/49	50	12

		163

Iron/Steel - 0.0%
ArcelorMittal,
6.13%, 6/1/18	300	205

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Media - 0.0%
Thomson Reuters Corp.,
5.95%, 7/15/13	$375	$349

Mining - 0.1%
Alcan, Inc.,
4.50%, 5/15/13	100	73
5.20%, 1/15/14	100	74
6.13%, 12/15/33	100	61
Barrick North America Finance LLC,
6.80%, 9/15/18	175	157
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	279
5.25%, 12/15/15	100	90
5.40%, 3/29/17	100	89
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	525	385
Vale Overseas Ltd.,
6.25%, 1/23/17	325	306
6.88%, 11/21/36	125	113

		1,627

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	196
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	42
7.13%, 10/1/37	50	38
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	250	193

		469

Multi-National - 1.0%
Asian Development Bank/Pasig,
4.13%, 9/15/10	150	155
5.50%, 6/27/16	600	714
5.59%, 7/16/18	50	60
Corp. Andina de Fomento,
5.20%, 5/21/13	100	89
5.75%, 1/12/17	100	84
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	199
European Investment Bank,
5.00%, 2/8/10	100	103
4.00%, 3/3/10	500	514
3.25%, 2/15/11	300	308
2.63%, 5/16/11	200	203
3.13%, 7/15/11	500	514
3.25%, 5/15/13	1,025	1,046
3.38%, 6/12/13	750	770
4.25%, 7/15/13	1,300	1,388
4.63%, 5/15/14	750	810
4.88%, 1/17/17	800	897
5.13%, 5/30/17	350	400
4.88%, 2/15/36	200	220
Inter-American Development Bank,
7.38%, 1/15/10	300	317
5.00%, 4/5/11	100	107
4.38%, 9/20/12	200	216
3.50%, 7/8/13	200	211
4.25%, 9/10/18	400	446
International Bank for Reconstruction & Development,
5.00%, 4/1/16	450	504
9.25%, 7/15/17	100	147
4.75%, 2/15/35	25	29
International Finance Corp.,
5.13%, 5/2/11	150	158
4.75%, 4/25/12	25	26
3.50%, 5/15/13	300	316
Nordic Investment Bank,
3.88%, 6/15/10	350	361
5.00%, 2/1/17	100	117

		11,429

Oil & Gas - 0.3%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	68
Anadarko Finance Co.,
6.75%, 5/1/11	50	50
7.50%, 5/1/31	75	66
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	196
5.90%, 2/1/18	250	216
6.25%, 3/15/38	150	118
6.75%, 2/1/39	50	42
Conoco Funding Co.,
6.35%, 10/15/11	300	316
Devon Financing Corp. ULC,
6.88%, 9/30/11	250	252
7.88%, 9/30/31	200	220

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Oil & Gas - 0.3% continued
EnCana Corp.,
5.90%, 12/1/17	$225	$188
6.63%, 8/15/37	75	60
6.50%, 2/1/38	100	80
Marathon Global Funding Corp.,
6.00%, 7/1/12	200	202
Nexen, Inc.,
5.05%, 11/20/13	250	231
7.88%, 3/15/32	75	72
Norsk Hydro ASA,
7.75%, 6/15/23	100	114
Petro-Canada,
4.00%, 7/15/13	200	171
6.05%, 5/15/18	50	41
5.95%, 5/15/35	100	69
6.80%, 5/15/38	50	38
Suncor Energy, Inc.,
6.10%, 6/1/18	125	108
7.15%, 2/1/32	100	83
5.95%, 12/1/34	50	37
6.50%, 6/15/38	100	76
Transocean, Inc.,
6.00%, 3/15/18	225	205
6.80%, 3/15/38	200	178

		3,497

Oil & Gas Services - 0.0%
Weatherford International Ltd.,
5.50%, 2/15/16	200	172
6.50%, 8/1/36	125	94

		266

Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	200	211
5.90%, 9/15/17	700	744
6.45%, 9/15/37	50	57

		1,012

Pipelines - 0.0%
Enbridge, Inc.,
5.80%, 6/15/14	75	66
TransCanada Pipelines Ltd.,
6.50%, 8/15/18	165	162
5.85%, 3/15/36	125	106
6.20%, 10/15/37	50	43
6.35%, 5/15/67	100	45

		422

Regional - 0.4%
Province of British Columbia Canada,
4.30%, 5/30/13	100	106
7.25%, 9/1/36	175	285
Province of Manitoba Canada,
7.50%, 2/22/10	250	266
9.25%, 4/1/20	150	230
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	108
8.25%, 7/30/22	200	311
Province of Ontario Canada,
3.38%, 5/20/11	75	76
4.38%, 2/15/13	250	259
3.50%, 7/15/13	100	100
4.75%, 1/19/16	200	216
4.95%, 11/28/16	650	705
Province of Quebec Canada,
4.63%, 5/14/18	350	372
7.50%, 7/15/23	300	422
7.13%, 2/9/24	100	130
7.50%, 9/15/29	275	391
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	319

		4,296

Sovereign - 1.1%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,291
8.00%, 1/15/18	400	450
8.88%, 10/14/19	900	1,098
8.88%, 4/15/24	600	744
7.13%, 1/20/37	100	113
11.00%, 8/17/40	250	326
Eksportfinans,
5.00%, 2/14/12	50	52
5.50%, 5/25/16	100	109
5.50%, 6/26/17	200	218
Export Development Canada,
3.50%, 5/16/13	370	392
Israel Government International Bond,
5.50%, 11/9/16	225	242

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Sovereign - 1.1% continued
Italy Government International Bond,
6.00%, 2/22/11	$425	$455
5.63%, 6/15/12	400	434
5.25%, 9/20/16	800	866
5.38%, 6/12/17	1,025	1,121
5.38%, 6/15/33	175	197
Japan Bank for International Cooperation,
4.25%, 6/18/13	200	208
Peruvian Government International Bond,
8.38%, 5/3/16	200	216
7.35%, 7/21/25	200	199
6.55%, 3/14/37	150	134
Republic of Korea,
4.25%, 6/1/13	100	94
5.13%, 12/7/16	125	116
Republic of Poland,
5.00%, 10/19/15	275	263
Republic of South Africa,
7.38%, 4/25/12	250	247
Svensk Exportkredit AB,
5.13%, 3/1/17	200	219
Swedish Export Credit,
4.50%, 9/27/10	150	153
4.88%, 9/29/11	225	234
United States of Mexico,
8.38%, 1/14/11	100	109
6.38%, 1/16/13	875	919
6.63%, 3/3/15	100	106
5.63%, 1/15/17	350	350
8.13%, 12/30/19	400	472
7.50%, 4/8/33	100	114
6.75%, 9/27/34	450	475
6.05%, 1/11/40	120	116

		12,852

Telecommunications - 0.7%
America Movil SAB de C.V.,
5.75%, 1/15/15	100	92
6.13%, 11/15/37	200	161
British Telecommunications PLC,
8.63%, 12/15/10	250	257
5.95%, 1/15/18	575	500
9.13%, 12/15/30	100	106
Deutsche Telekom International Finance BV,
5.88%, 8/20/13	775	767
5.75%, 3/23/16	525	502
France Telecom S.A.,
7.75%, 3/1/11	300	316
8.50%, 3/1/31	175	220
Rogers Communications, Inc.,
6.80%, 8/15/18	600	606
Royal KPN N.V.,
8.00%, 10/1/10	200	202
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	362
5.25%, 10/1/15	675	514
6.38%, 11/15/33	50	35
Telefonica Emisiones SAU,
6.42%, 6/20/16	900	898
7.05%, 6/20/36	200	218
Telefonos de Mexico S.A. de C.V.,
5.50%, 1/27/15	125	113
Telus Corp.,
8.00%, 6/1/11	125	124
Vodafone Group PLC,
5.00%, 12/16/13	850	818
5.00%, 9/15/15	100	92
5.63%, 2/27/17	225	212
6.15%, 2/27/37	375	371

		7,486

Transportation - 0.1%
Canadian National Railway Co.,
4.40%, 3/15/13	450	437
6.90%, 7/15/28	25	28
6.20%, 6/1/36	25	27
6.38%, 11/15/37	50	55
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	44
5.95%, 5/15/37	50	35

		626

Total Foreign Issuer Bonds (Cost $64,527)		63,678

U.S. GOVERNMENT AGENCIES - 48.2%(3)
Fannie Mae - 22.9%
7.25%, 1/15/10	500	534

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Fannie Mae - 22.9% continued
4.75%, 3/12/10	$3,000	$3,125
6.63%, 11/15/10	1,000	1,102
5.50%, 3/15/11	500	547
3.50%, 4/28/11	4,800	4,834
6.00%, 5/15/11	500	553
4.38%, 3/15/13	3,300	3,544
4.25%, 5/8/13	5,300	5,352
4.35%, 5/29/13	2,500	2,530
4.63%, 10/15/13	500	550
5.00%, 3/15/16	500	563
5.00%, 5/11/17	1,000	1,140
5.25%, 12/21/17	2,500	2,521
5.50%, 12/14/22	3,000	2,997
5.80%, 2/9/26	3,670	3,865
6.63%, 11/15/30	200	289
6.00%, 4/18/36	2,000	2,251
5.63%, 7/15/37	1,000	1,290
Pool #255376,
6.00%, 8/1/19	225	234
Pool #255695,
4.50%, 3/1/35	83	83
Pool #256675,
5.00%, 4/1/27	596	610
Pool #256677,
6.00%, 4/1/27	385	397
Pool #256792,
6.50%, 6/1/22	318	331
Pool #256925,
6.00%, 10/1/37	1,074	1,107
Pool #256959,
6.00%, 11/1/37	4,454	4,590
Pool #257239,
5.50%, 6/1/28	968	994
Pool #357630,
5.00%, 10/1/19	385	396
Pool #707791,
5.00%, 6/1/33	2,516	2,575
Pool #709239,
5.00%, 7/1/18	1,688	1,742
Pool #720049,
5.50%, 7/1/33	897	922
Pool #722424,
4.31%, 7/1/33	133	132
Pool #725185,
5.00%, 2/1/19	402	415
Pool #725425,
5.50%, 4/1/34	836	859
Pool #730811,
4.50%, 8/1/33	862	876
Pool #735222,
5.00%, 2/1/35	447	458
Pool #735358,
5.50%, 2/1/35	1,326	1,362
Pool #735502,
6.00%, 4/1/35	243	251
Pool #737853,
5.00%, 9/1/33	4,248	4,348
Pool #745418,
5.50%, 4/1/36	964	989
Pool #745754,
5.00%, 9/1/34	3,489	3,571
Pool #746272,
4.00%, 10/1/18	1,313	1,348
Pool #747383,
5.50%, 10/1/33	1,371	1,409
Pool #753678,
4.74%, 12/1/33	586	590
Pool #755632,
5.00%, 4/1/34	2,431	2,487
Pool #766083,
4.62%, 2/1/34	65	65
Pool #772730,
5.00%, 4/1/34	1,655	1,694
Pool #773287,
4.36%, 3/1/35	625	624
Pool #783586,
4.46%, 3/1/35	582	576
Pool #790406,
6.00%, 9/1/34	851	879
Pool #793666,
5.50%, 9/1/34	794	816
Pool #795136,
4.95%, 10/1/34	109	109
Pool #796250,
5.50%, 11/1/34	695	714
Pool #799999,
4.71%, 11/1/34	128	128

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Fannie Mae - 22.9% continued
Pool #800471,
5.50%, 10/1/34	$3,533	$3,628
Pool #805043,
3.81%, 12/1/34	255	255
Pool #805159,
4.78%, 1/1/35	147	148
Pool #807701,
4.50%, 12/1/19	432	443
Pool #811944,
4.50%, 1/1/20	656	672
Pool #815639,
4.96%, 6/1/35	88	88
Pool #817795,
6.00%, 8/1/36	855	881
Pool #820998,
4.00%, 4/1/35	284	284
Pool #821912,
4.94%, 6/1/35	1,403	1,414
Pool #822455,
4.65%, 4/1/35	269	271
Pool #826057,
5.00%, 7/1/35	692	708
Pool #826368,
5.08%, 7/1/35	552	555
Pool #831676,
6.50%, 8/1/36	355	369
Pool #832628,
5.50%, 9/1/20	269	278
Pool #835517,
4.95%, 8/1/35	171	173
Pool #840577,
5.00%, 10/1/20	253	260
Pool #844909,
4.50%, 10/1/20	407	418
Pool #846600,
5.15%, 1/1/36	303	306
Pool #847921,
5.50%, 11/1/20	872	900
Pool #850614,
5.46%, 1/1/36	289	296
Pool #863759,
4.00%, 12/1/20	361	366
Pool #864435,
4.50%, 12/1/20	1,026	1,052
Pool #866109,
5.13%, 12/1/35	105	106
Pool #869217,
5.45%, 2/1/36	420	428
Pool #869710,
6.00%, 4/1/36	1,953	2,013
Pool #871135,
6.00%, 1/1/37	626	645
Pool #880505,
6.00%, 8/1/21	384	399
Pool #882055,
5.48%, 6/1/36	402	419
Pool #884125,
5.43%, 6/1/36	30	30
Pool #884720,
5.43%, 8/1/36	187	188
Pool #885769,
6.00%, 6/1/36	350	360
Pool #885866,
6.00%, 6/1/36	862	889
Pool #887019,
5.86%, 6/1/36	922	940
Pool #887111,
5.50%, 5/1/20	162	167
Pool #888100,
5.50%, 9/1/36	3,192	3,278
Pool #888152,
5.00%, 5/1/21	708	730
Pool #888205,
6.50%, 2/1/37	756	786
Pool #888318,
5.63%, 2/1/37	512	522
Pool #888447,
4.00%, 5/1/21	416	421
Pool #889224,
5.50%, 1/1/37	3,914	4,017
Pool #889390,
6.00%, 3/1/23	957	994
Pool #889401,
6.00%, 3/1/38	3,873	3,992
Pool #889630,
6.50%, 3/1/38	992	1,031
Pool #892536,
6.50%, 9/1/36	394	410

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Fannie Mae - 22.9% continued
Pool #892968,
6.50%, 8/1/21	$124	$129
Pool #893363,
5.00%, 6/1/36	684	699
Pool #893366,
5.00%, 4/1/35	967	989
Pool #894453,
5.90%, 9/1/36	124	128
Pool #897519,
5.97%, 11/1/36	71	74
Pool #898089,
5.50%, 7/1/26	431	443
Pool #898417,
6.00%, 10/1/36	1,683	1,735
Pool #899079,
5.00%, 3/1/37	1,434	1,466
Pool #902188,
5.83%, 11/1/36	81	83
Pool #905090,
5.50%, 10/1/21	420	434
Pool #905759,
5.88%, 12/1/36	233	238
Pool #906090,
5.50%, 1/1/37	2,503	2,569
Pool #906237,
5.74%, 1/1/37	532	544
Pool #906389,
5.28%, 1/1/37	78	78
Pool #907818,
5.61%, 1/1/37	81	83
Pool #910147,
5.00%, 3/1/22	1,155	1,187
Pool #910338,
5.75%, 3/1/37	176	180
Pool #912414,
4.50%, 1/1/22	938	960
Pool #914522,
5.76%, 3/1/37	83	85
Pool #915499,
5.00%, 3/1/37	1,295	1,324
Pool #915870,
7.00%, 4/1/37	448	469
Pool #918515,
5.00%, 6/1/37	1,598	1,633
Pool #918832,
6.00%, 4/1/37	6,575	6,776
Pool #919461,
5.71%, 4/1/37	81	82
Pool #920457,
4.90%, 8/1/36	66	66
Pool #920468,
4.42%, 4/1/34	620	620
Pool #920988,
5.92%, 11/1/36	67	69
Pool #923023,
6.46%, 1/1/37	845	867
Pool #923123,
5.00%, 4/1/36	444	455
Pool #923166,
7.50%, 1/1/37	357	375
Pool #928261,
4.50%, 3/1/36	460	467
Pool #928909,
6.00%, 12/1/37	48	49
Pool #928915,
6.00%, 11/1/37	446	460
Pool #940623,
5.50%, 8/1/37	1,365	1,401
Pool #943388,
6.00%, 6/1/37	3,000	3,092
Pool #943617,
6.00%, 8/1/37	2,498	2,574
Pool #945868,
5.50%, 8/1/37	5,713	5,863
Pool #945876,
5.50%, 8/1/37	1,335	1,370
Pool #946527,
7.00%, 9/1/37	409	428
Pool #947216,
6.00%, 10/1/37	867	894
Pool #949391,
5.50%, 8/1/22	345	356
Pool #953018,
6.50%, 10/1/37	3,857	4,011
Pool #953910,
6.00%, 11/1/37	2,226	2,294
Pool #955771,
6.50%, 10/1/37	5,478	5,696

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Fannie Mae - 22.9% continued
Pool #959604,
6.50%, 11/1/37	$634	$659
Pool #959880,
5.50%, 11/1/37	2,932	3,009
Pool #962343,
5.00%, 3/1/38	5,383	5,502
Pool #962687,
5.00%, 4/1/38	2,932	2,996
Pool #963735,
4.50%, 6/1/23	987	1,010
Pool #965389,
6.00%, 10/1/23	993	1,031
Pool #966660,
6.00%, 12/1/37	111	114
Pool #968037,
6.00%, 1/1/38	2,620	2,700
Pool #970013,
4.50%, 6/1/38	991	1,006
Pool #971734,
4.50%, 4/1/37	950	964
Pool #972452,
5.50%, 3/1/38	8,020	8,230
Pool #975365,
5.00%, 6/1/23	985	1,012
Pool #976699,
5.00%, 4/1/28	969	992
Pool #981704,
5.00%, 6/1/23	2,406	2,474
Pool #981823,
4.93%, 6/1/38	1,089	1,107
Pool #981854,
5.50%, 7/1/38	4,473	4,590
Pool #984075,
4.50%, 6/1/23	1,963	2,009
Pool #986760,
5.50%, 7/1/38	7,821	8,025
Pool #987114,
5.50%, 9/1/23	326	337
Pool #987115,
5.50%, 9/1/23	1,156	1,192
Pool #992472,
6.00%, 10/1/38	1,497	1,542
Pool #992491,
4.50%, 10/1/23	1,485	1,520
Pool #993055,
5.50%, 12/1/38	2,000	2,052
Pool TBA,
5.50%, 1/31/14(4)	1,000	1,030
5.00%, 1/1/17(4)	3,000	3,079
4.50%, 2/15/19(4)	2,500	2,547
6.00%, 1/1/32(4)	6,000	6,176
5.00%, 4/1/33(4)	2,500	2,545
5.50%, 1/1/34(4)	1,500	1,539
6.50%, 2/1/34(4)	2,000	2,070
6.00%, 3/1/34(4)	2,500	2,566
5.00%, 1/1/35(4)	5,000	5,105
5.50%, 2/1/36(4)	6,000	6,131
5.50%, 12/31/49(4)	8,000	8,200
7.00%, 12/31/49(4)	5,000	5,234

		266,888

Federal Farm Credit Bank - 0.1%
5.25%, 9/13/10	500	534
3.75%, 12/6/10	500	524

		1,058

Federal Home Loan Bank - 2.2%
4.63%, 2/18/11	4,000	4,280
5.38%, 8/19/11	1,000	1,099
4.88%, 11/18/11	500	546
5.38%, 5/18/16	3,500	4,002
2.75%, 6/18/10	2,000	2,054
4.38%, 10/22/10	3,000	3,169
2.63%, 5/20/11	5,000	5,114
4.00%, 9/6/13	5,000	5,336

		25,600

Freddie Mac - 7.5%
2.88%, 4/30/10	2,000	2,044
4.13%, 7/12/10	500	520
2.88%, 11/23/10	2,000	2,062
2.75%, 4/11/11	2,000	2,050
4.75%, 3/5/12	3,800	4,123
5.13%, 7/15/12	5,000	5,523
5.50%, 8/20/12	6,300	7,031
4.50%, 1/15/13	3,300	3,542
3.75%, 6/28/13	2,000	2,130
4.50%, 1/15/14	7,000	7,721
5.25%, 4/18/16	500	569

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Freddie Mac - 7.5% continued
5.00%, 2/16/17	$500	$567
4.88%, 6/13/18	1,000	1,149
Pool #1B2125,
4.53%, 3/1/35	976	976
Pool #1B2130,
4.29%, 3/1/35	76	76
Pool #1B7328,
5.84%, 4/1/37	173	177
Pool #1B7359,
5.71%, 5/1/37	195	199
Pool #1G0321,
4.83%, 9/1/35	328	330
Pool #1G0809,
4.63%, 7/1/35	460	461
Pool #1G0911,
5.40%, 4/1/36	675	686
Pool #1G1506,
5.51%, 1/1/37	166	170
Pool #1G1623,
5.70%, 4/1/37	184	187
Pool #1G1763,
4.87%, 11/1/35	105	106
Pool #1G1790,
5.41%, 11/1/35	155	157
Pool #1G2620,
6.00%, 11/1/36	141	144
Pool #1G2638,
6.22%, 9/1/36	142	145
Pool #1G2675,
5.87%, 2/1/38	934	952
Pool #1G3611,
5.99%, 4/1/37	186	191
Pool #1H1348,
5.82%, 10/1/36	145	146
Pool #1H2569,
5.22%, 9/1/35	1,106	1,105
Pool #1H2605,
5.65%, 4/1/36	838	850
Pool #1J0345,
5.69%, 3/1/37	77	79
Pool #1J0355,
5.61%, 3/1/37	55	56
Pool #1J0365,
5.93%, 4/1/37	595	610
Pool #1J1317,
5.72%, 4/1/36	265	269
Pool #1J1390,
5.87%, 12/1/36	161	165
Pool #1J1634,
6.18%, 12/1/36	936	959
Pool #1J1646,
5.25%, 4/1/37	354	356
Pool #1L0078,
5.13%, 6/1/35	144	145
Pool #1L0130,
4.72%, 7/1/35	76	76
Pool #1L1214,
5.24%, 12/1/35	424	427
Pool #1L1480,
4.42%, 12/1/33	156	153
Pool #1N0243,
6.34%, 8/1/36	62	63
Pool #1N1746,
6.09%, 9/1/37	865	888
Pool #781274,
4.72%, 2/1/34	81	82
Pool #782905,
4.89%, 12/1/34	98	100
Pool #783081,
4.70%, 4/1/35	549	544
Pool #847755,
5.53%, 5/1/37	412	421
Pool TBA,
6.00%, 12/1/31(4)	4,000	4,120
5.50%, 1/1/32(4)	7,000	7,164
6.50%, 1/1/32(4)	3,000	3,115
6.00%, 1/1/33(4)	1,500	1,538
4.50%, 1/15/33(4)	3,000	3,039
5.50%, 2/1/34(4)	2,500	2,551
5.00%, 1/15/36(4)	4,000	4,088
5.00%, 2/1/36(4)	5,000	5,094
6.00%, 2/1/37(4)	3,500	3,594
4.00%, 12/31/49(4)	1,100	1,113

		86,898

Freddie Mac Gold - 10.5%
Pool #A16753,
5.00%, 11/1/33	462	474

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Freddie Mac Gold - 10.5% continued
Pool #A17665,
5.00%, 1/1/34	$1,457	$1,491
Pool #A27950,
5.50%, 11/1/34	3,791	3,888
Pool #A31136,
5.50%, 1/1/35	527	540
Pool #A39306,
5.50%, 11/1/35	2,931	3,003
Pool #A46224,
5.00%, 7/1/35	349	358
Pool #A48104,
5.00%, 1/1/36	918	939
Pool #A51296,
6.00%, 8/1/36	661	682
Pool #A54897,
6.50%, 8/1/36	383	398
Pool #A56110,
5.50%, 12/1/36	1,360	1,393
Pool #A58690,
6.00%, 3/1/37	93	96
Pool #A58718,
5.50%, 3/1/37	451	462
Pool #A59081,
5.50%, 4/1/37	4,289	4,395
Pool #A60942,
5.00%, 5/1/37	688	704
Pool #A61560,
5.50%, 10/1/36	5,790	5,934
Pool #A61573,
5.00%, 9/1/34	2,907	2,982
Pool #A61597,
5.50%, 12/1/35	428	439
Pool #A64474,
5.50%, 9/1/37	461	473
Pool #A68761,
5.50%, 9/1/37	2,463	2,523
Pool #A69169,
4.50%, 12/1/37	975	989
Pool #A69303,
6.00%, 11/1/37	1,396	1,440
Pool #A73778,
5.00%, 2/1/38	3,868	3,956
Pool #A81606,
6.00%, 9/1/38	1,973	2,034
Pool #B10630,
4.50%, 11/1/18	1,010	1,039
Pool #B17658,
4.50%, 1/1/20	40	41
Pool #B18502,
5.50%, 6/1/20	158	163
Pool #B18931,
4.50%, 3/1/20	198	203
Pool #C91009,
5.00%, 11/1/26	265	272
Pool #C91020,
5.50%, 3/1/27	561	576
Pool #D97197,
5.00%, 2/1/27	344	353
Pool #D97498,
6.00%, 12/1/27	1,146	1,182
Pool #D97524,
5.50%, 1/1/28	1,237	1,271
Pool #D97564,
5.00%, 1/1/28	870	893
Pool #E99030,
4.50%, 9/1/18	1,745	1,795
Pool #G01907,
4.50%, 8/1/34	515	522
Pool #G01974,
5.00%, 12/1/35	6,869	7,029
Pool #G02069,
5.50%, 3/1/36	516	529
Pool #G02386,
6.00%, 11/1/36	8,600	8,869
Pool #G02391,
6.00%, 11/1/36	232	239
Pool #G02540,
5.00%, 11/1/34	911	933
Pool #G02649,
6.00%, 1/1/37	418	431
Pool #G02702,
6.50%, 1/1/37	707	736
Pool #G02911,
6.00%, 4/1/37	382	394
Pool #G02973,
6.00%, 6/1/37	810	836
Pool #G03121,
5.00%, 6/1/36	2,678	2,741

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2% (3) continued
Freddie Mac Gold - 10.5% continued
Pool #G03134,
5.50%, 8/1/36	$958	$982
Pool #G03176,
5.00%, 8/1/37	1,033	1,057
Pool #G03218,
6.00%, 9/1/37	875	902
Pool #G03351,
6.00%, 9/1/37	1,687	1,740
Pool #G03513,
6.00%, 11/1/37	2,429	2,505
Pool #G03600,
7.00%, 11/1/37	939	975
Pool #G03936,
5.50%, 1/1/38	6,493	6,654
Pool #G03938,
6.00%, 2/1/38	4,984	5,140
Pool #G04287,
5.00%, 5/1/38	1,975	2,021
Pool #G04459,
5.50%, 6/1/38	2,945	3,017
Pool #G04650,
6.50%, 9/1/38	5,324	5,535
Pool #G08189,
7.00%, 3/1/37	253	262
Pool #G08192,
5.50%, 4/1/37	1,435	1,471
Pool #G11776,
4.50%, 9/1/20	391	401
Pool #G12571,
4.00%, 1/1/22	876	886
Pool #G12673,
5.00%, 9/1/21	762	784
Pool #G12837,
4.50%, 4/1/22	1,261	1,293
Pool #G12869,
5.00%, 9/1/22	1,642	1,689
Pool #G13136,
4.50%, 5/1/23	1,949	1,996
Pool #G13201,
4.50%, 7/1/23	1,488	1,524
Pool #G18220,
6.00%, 11/1/22	217	225
Pool #G30327,
4.50%, 1/1/27	354	362
Pool #J00991,
4.00%, 1/1/21	455	460
Pool #J02541,
4.00%, 9/1/20	392	396
Pool #J03041,
6.00%, 7/1/21	327	340
Pool #J03736,
5.50%, 11/1/21	404	417
Pool #J05307,
4.50%, 8/1/22	629	645
Pool #J06175,
5.00%, 5/1/21	360	371
Pool #J06465,
6.00%, 11/1/22	170	176
Pool #J06476,
5.50%, 11/1/22	736	759
Pool #J08098,
5.50%, 6/1/23	866	893
Pool #J08202,
5.00%, 7/1/23	951	977
Pool #J08454,
5.00%, 8/1/23	1,954	2,008
Pool #J08913,
5.50%, 10/1/23	982	1,013
Pool #J09148,
5.00%, 12/1/23	1,500	1,542

		122,058

Government National Mortgage Association - 0.8%
Pool TBA,
6.50%, 2/1/29(4)	1,500	1,555
6.00%, 1/1/33(4)	2,500	2,579
5.50%, 1/15/34(4)	2,500	2,574
5.50%, 2/15/34(4)	1,000	1,025
4.50%, 2/15/35(4)	1,000	1,012

		8,745

Government National Mortgage Association I - 2.1%
Pool #510835,
5.50%, 2/15/35	417	431
Pool #597889,
5.50%, 6/15/33	855	883
Pool #614169,
5.00%, 7/15/33	398	410

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.2%(3) continued
Government National Mortgage Association I - 2.1% continued
Pool #617739,
6.00%, 10/15/37	$363	$375
Pool #634431,
6.00%, 9/15/34	160	165
Pool #641416,
5.50%, 4/15/35	485	501
Pool #646341,
6.00%, 11/15/36	470	486
Pool #648538,
5.00%, 12/15/35	666	684
Pool #651753,
5.50%, 3/15/36	430	443
Pool #661917,
7.00%, 4/15/37	356	370
Pool #670114,
6.50%, 7/15/37	415	432
Pool #675211,
6.50%, 3/15/38	869	906
Pool #675484,
5.50%, 6/15/38	2,043	2,109
Pool #676360,
6.50%, 10/15/37	640	667
Pool #687824,
5.50%, 8/15/38	2,358	2,434
Pool #687900,
5.00%, 9/15/38	498	512
Pool #687901,
5.00%, 9/15/38	1,993	2,048
Pool #688461,
6.00%, 5/15/38	3,318	3,430
Pool #695635,
7.00%, 10/15/38	904	940
Pool #699277,
6.00%, 9/15/38	1,497	1,547
Pool #700972,
5.50%, 11/15/38	999	1,031
Pool #781939,
6.00%, 7/15/34	1,962	2,029
Pool #782150,
5.50%, 4/15/37	983	1,015
Pool #782259,
5.00%, 2/15/36	1,004	1,032

		24,880

Government National Mortgage Association II - 2.0%
Pool #3570,
6.00%, 6/20/34	424	437
Pool #3665,
5.50%, 1/20/35	1,289	1,327
Pool #3852,
6.00%, 5/20/36	404	417
Pool #3910,
6.00%, 10/20/36	801	826
Pool #3994,
5.00%, 6/20/37	459	471
Pool #4018,
6.50%, 8/20/37	368	382
Pool #4026,
5.00%, 9/20/37	483	495
Pool #4027,
5.50%, 9/20/37	452	466
Pool #4040,
6.50%, 10/20/37	398	414
Pool #4116,
6.50%, 4/20/38	875	911
Pool #4170,
6.00%, 6/20/38	1,915	1,974
Pool #4194,
5.50%, 7/20/38	4,458	4,588
Pool #4243,
5.00%, 9/20/38	996	1,022
Pool #4245,
6.00%, 9/20/38	993	1,024
Pool #4269,
6.50%, 10/20/38	1,093	1,137
Pool #654804,
6.00%, 5/20/36	599	617
Pool TBA,
6.50%, 1/1/30(4)	1,000	1,038
5.50%, 1/1/34(4)	2,000	2,053
5.00%, 12/31/49(4)	1,000	1,024
6.00%, 12/31/49(4)	3,000	3,086

		23,709

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	705

Total U.S. Government Agencies (Cost $542,294)		560,541

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 27.0%
U.S. Treasury Bonds - 4.9%
8.75%, 8/15/20	$1,450	$2,264
7.88%, 2/15/21	1,550	2,304
8.00%, 11/15/21	2,125	3,222
7.13%, 2/15/23	2,000	2,901
6.25%, 8/15/23	5,300	7,229
7.63%, 2/15/25	165	268
6.00%, 2/15/26	6,750	9,420
5.38%, 2/15/31	1,000	1,374
4.50%, 2/15/36	475	631
4.75%, 2/15/37	7,335	10,221
5.00%, 5/15/37	4,575	6,629
4.38%, 2/15/38	7,290	9,764

		56,227

U.S. Treasury Notes - 22.1%
4.63%, 7/31/09	3,000	3,075
4.00%, 8/31/09	3,000	3,072
3.25%, 12/31/09	9,500	9,771
4.75%, 2/15/10	5,500	5,762
2.00%, 2/28/10	13,000	13,234
4.50%, 5/15/10	16,100	17,001
5.75%, 8/15/10	1,000	1,086
2.38%, 8/31/10	10,000	10,303
1.50%, 10/31/10	15,000	15,224
4.50%, 11/15/10	3,000	3,221
4.25%, 1/15/11	3,000	3,227
4.50%, 2/28/11	3,000	3,244
4.88%, 4/30/11	5,750	6,304
4.63%, 8/31/11	5,450	5,990
4.63%, 10/31/11	1,750	1,932
1.75%, 11/15/11	8,000	8,182
4.63%, 2/29/12	1,350	1,499
4.63%, 7/31/12	6,850	7,679
4.13%, 8/31/12	10,400	11,502
4.25%, 9/30/12	2,250	2,512
3.38%, 11/30/12	1,000	1,090
3.63%, 12/31/12	3,500	3,857
2.88%, 1/31/13	9,500	10,198
3.13%, 4/30/13	4,000	4,330
3.38%, 7/31/13	8,000	8,738
4.25%, 8/15/13	425	483
3.13%, 8/31/13	2,000	2,156
3.13%, 9/30/13	9,700	10,466
2.75%, 10/31/13	17,500	18,605
2.00%, 11/30/13	4,700	4,822
4.25%, 8/15/14	2,000	2,299
4.00%, 2/15/15	2,000	2,279
4.50%, 11/15/15	2,000	2,372
4.63%, 11/15/16	2,600	3,070
4.63%, 2/15/17	2,500	2,957
4.50%, 5/15/17	1,850	2,171
4.75%, 8/15/17	2,400	2,869
4.25%, 11/15/17	2,950	3,436
3.50%, 2/15/18	6,250	6,918
3.88%, 5/15/18	3,300	3,763
4.00%, 8/15/18	20,750	23,961
3.75%, 11/15/18	2,300	2,604

		257,264

Total U.S. Government Obligations (Cost $286,474)		313,491

MUNICIPAL BONDS - 0.0%
Illinois - 0.0%
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	575	504

Total Municipal Bonds (Cost $556)		504

SHORT-TERM INVESTMENTS - 8.6%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	100,001	100,001

Total Short-Term Investments (Cost $100,001)		100,001

Total Investments - 107.8% (Cost $1,224,587)		1,253,563

Liabilities less Other Assets - (7.8)%		(90,399)

NET ASSETS - 100.0%		$1,163,164

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2008 (UNAUDITED)

(4)	When-Issued Security.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,224,587

Gross tax appreciation of investments	$50,297
Gross tax depreciation of investments	(21,321)

Net tax appreciation of investments	$28,976

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	1,253,391	—

Level 3	1,172	—

Total	$1,254,563	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	26	—

Net Purchases (Sales)	933	—

Transfers in and/or out of Level 3	213	—

Balance as of 12/31/08	$1,172	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.9%
Aerospace/Defense - 0.5%
United Technologies Corp.,
6.13%, 2/1/19	$5,270	$5,638

Agriculture - 0.5%
Philip Morris International, Inc.,
4.88%, 5/16/13	3,215	3,224
5.65%, 5/16/18	1,595	1,581

		4,805

Banks - 7.1%
Bank of America Corp.,
5.75%, 12/1/17	1,220	1,218
8.00%, 12/29/49	1,185	852
Bank of America N.A.,
1.70%, 12/23/10	9,554	9,582
Goldman Sachs Group (The), Inc.,
3.25%, 6/15/12	14,852	15,496
6.15%, 4/1/18	2,835	2,724
HSBC USA, Inc.,
3.13%, 12/16/11	10,682	11,093
JPMorgan Chase & Co.,
2.63%, 12/1/10	11,834	12,072
Morgan Stanley,
2.00%, 9/22/11	10,781	10,849
Wells Fargo & Co.,
3.00%, 12/9/11	7,554	7,854
		71,740

Commercial Services - 0.1%
Erac USA Finance Co.,
7.00%, 10/15/37(1) (2)	2,595	1,429

Diversified Financial Services - 3.6%
ANZ Capital Trust,
4.48%, 1/29/49(1) (2)	2,405	1,859
Bear Stearns (The) Cos., Inc.,
7.25%, 2/1/18	1,860	2,038
Capmark Financial Group, Inc.,
6.30%, 5/10/17	5,310	1,461
Citigroup Capital XXI,
8.30%, 12/21/57	3,240	2,499
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	3,995	3,803
General Electric Capital Corp.,
5.63%, 9/15/17	15,170	15,260
John Deere Capital Corp.,
2.88%, 6/19/12	7,087	7,289
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	1,145	1,134
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	879	861

		36,204

Electric - 1.4%
Duke Energy Carolinas LLC,
7.00%, 11/15/18	3,795	4,380
Florida Power Corp.,
6.40%, 6/15/38	4,735	5,288
Nevada Power Co.,
6.50%, 8/1/18	4,590	4,416

		14,084

Insurance - 0.4%
Berkshire Hathaway Finance Corp.,
5.00%, 8/15/13	3,565	3,627

Media - 1.5%
News America, Inc.,
6.65%, 11/15/37	4,935	4,885
Time Warner Cable, Inc.,
5.85%, 5/1/17	5,630	5,143
6.75%, 7/1/18	5,430	5,228

		15,256

Metal Fabrication/Hardware - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	2,575	2,062

Oil & Gas - 1.5%
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	7,385	6,943
Shell International Finance BV,
6.38%, 12/15/38	2,630	2,959
XTO Energy, Inc.,
4.63%, 6/15/13	5,650	5,131

		15,033

Oil & Gas Services - 0.5%
Cameron International Corp.,
6.38%, 7/15/18	3,365	2,960
7.00%, 7/15/38	2,725	2,169

		5,129

Pharmaceuticals - 0.8%
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	2,370	2,489

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.9% continued
Pharmaceuticals - 0.8% continued
6.38%, 5/15/38	$4,690	$5,299

		7,788

Pipelines - 0.1%
Williams Cos, Inc.,
7.63%, 7/15/19	1,830	1,430

Real Estate Investment Trusts - 0.0%
iStar Financial, Inc.,
5.88%, 3/15/16	805	229

Telecommunications - 1.7%
Verizon Communications, Inc.,
8.75%, 11/1/18	4,810	5,643
8.95%, 3/1/39	1,755	2,267
Verizon New Jersey, Inc.,
5.88%, 1/17/12	1,835	1,807
Verizon Wireless,
8.50%, 11/15/18(1) (2)	6,275	7,352
		17,069

Total Corporate Bonds (Cost $202,689)		201,523

FOREIGN ISSUER BONDS - 2.1%
Beverages - 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	1,905	1,875

Diversified Financial Services - 0.3%
BP Capital Markets PLC,
5.25%, 11/7/13	3,285	3,429

Insurance - 0.5%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	2,620	1,847
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	5,600	1,138
XL Capital Ltd.,
6.50%, 4/15/17	7,200	1,656

		4,641

Iron/Steel - 0.5%
ArcelorMittal,
5.38%, 6/1/13(1) (2)	6,435	4,853

Media - 0.3%
Thomson Reuters Corp.,
5.95%, 7/15/13	3,025	2,816

Oil & Gas - 0.3%
Petro-Canada,
6.80%, 5/15/38	4,425	3,339

Total Foreign Issuer Bonds (Cost $34,297)		20,953

U.S. GOVERNMENT AGENCIES - 53.1% (3)
Fannie Mae - 33.1%
Pool #255452,
5.50%, 10/1/19	5,411	5,592
Pool #257314,
5.00%, 8/1/23	7,368	7,574
Pool #535714,
7.50%, 1/1/31	174	184
Pool #545003,
8.00%, 5/1/31	10	10
Pool #545437,
7.00%, 2/1/32	359	380
Pool #545556,
7.00%, 4/1/32	238	252
Pool #555189,
7.00%, 6/1/32	1,310	1,386
Pool #581806,
7.00%, 6/1/32	563	596
Pool #695066,
5.50%, 4/1/33	8,185	8,411
Pool #725424,
5.50%, 4/1/34	19,049	19,573
Pool #725787,
5.00%, 9/1/19	13,254	13,657
Pool #735893,
5.00%, 10/1/35	22,242	22,740
Pool #796457,
6.00%, 9/1/34	9,483	9,786
Pool #797773,
5.00%, 3/1/20	1,459	1,501
Pool #829125,
5.50%, 10/1/35	13,682	14,042
Pool #831810,
6.00%, 9/1/36	16,536	17,043
Pool #845182,
5.50%, 11/1/35	13,507	13,863

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 53.1% (3) continued
Fannie Mae - 33.1% continued
Pool #869217,
5.45%, 2/1/36	$9,843	$10,021
Pool #869801,
5.50%, 4/1/21	1,290	1,331
Pool #871232,
6.00%, 4/1/36	11,154	11,496
Pool #889150,
5.50%, 1/1/38	29,901	30,686
Pool #889266,
4.50%, 3/1/23	5,213	5,336
Pool #889843,
5.00%, 12/1/34	11,766	12,044
Pool #890001,
5.00%, 2/1/38	13,476	13,778
Pool #890009,
5.50%, 9/1/36	15,466	15,892
Pool #893082,
5.82%, 9/1/36	7,407	7,537
Pool #919638,
5.50%, 9/1/37	13,000	13,341
Pool #934476,
4.50%, 3/1/23	7,746	7,929
Pool #944500,
5.50%, 7/1/37	9,969	10,231
Pool #955782,
6.50%, 10/1/37	2,497	2,597
Pool #968158,
6.50%, 1/1/38	6,388	6,642
Pool #968160,
6.50%, 1/1/38	2,632	2,737
Pool #983605,
4.50%, 5/1/23	5,540	5,671
Pool #991529,
6.00%, 11/1/38	13,992	14,419
Pool #992238,
6.00%, 11/1/38	4,828	4,975
Pool TBA,
6.00%, 1/1/32(4)	15,221	15,668
4.50%, 12/31/49(4)	5,000	5,067

		333,988

Federal Home Loan Bank - 2.6%
3.38%, 8/13/10	11,101	11,525
3.63%, 7/1/11	14,400	15,216

		26,741

Freddie Mac - 8.8%
3.25%, 7/16/10	17,383	17,954
3.13%, 10/25/10	22,882	23,687
4.63%, 10/25/12	6,069	6,564
4.75%, 1/19/16	7,833	8,783
Pool #1B3575,
6.06%, 9/1/37	7,138	7,300
Pool #1G2296,
6.18%, 11/1/37	10,808	11,107
Pool #1J0365,
5.92%, 4/1/37	7,671	7,861
Pool #1J2840,
5.97%, 9/1/37	5,102	5,246

		88,502

Freddie Mac Gold - 8.3%
Pool #A61560,
5.50%, 10/1/36	16,030	16,429
Pool #A62213,
6.00%, 6/1/37	12,100	12,478
Pool #A65182,
6.50%, 9/1/37	15,104	15,705
Pool #C00910,
7.50%, 1/1/30	549	578
Pool #C02790,
6.50%, 4/1/37	8,591	8,933
Pool #C02838,
5.50%, 5/1/37	13,080	13,403
Pool #G02869,
5.00%, 11/1/35	15,773	16,141

		83,667

Government National Mortgage Association - 0.3%
Pool #627123,
5.50%, 3/15/34	3,362	3,473

Total U.S. Government Agencies (Cost $519,991)		536,371

U.S. GOVERNMENT OBLIGATIONS - 21.4%
U.S. Treasury Bonds - 3.9%
4.38%, 2/15/38	29,505	39,518

U.S. Treasury Notes - 17.5%
0.88%, 12/31/10	5,256	5,268
2.75%, 2/28/13	51,600	55,131
1.50%, 12/31/13	37,141	37,057

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 21.4% continued
U.S. Treasury Notes - 17.5% continued
4.00%, 2/15/15	$8,412	$9,584
5.13%, 5/15/16	19,185	23,230
3.75%, 11/15/18	40,994	46,407

		176,677

Total U.S. Government Obligations (Cost $194,545)		216,195
	NUMBER OF WARRANTS
WARRANTS - 0.0%
Leap Wireless International, Exp.
4/15/10, Strike $96.80(2) (5) *	500	$—

Total Warrants (Cost $5)		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.9%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,,
0.01%, 1/2/09	$29,274	$29,274

Total Short-Term Investments (Cost $29,274)		29,274

Total Investments - 99.4% (Cost $980,801)		1,004,316

Other Assets less Liabilities - 0.6%		5,877

NET ASSETS - 100.0%		$1,010,193

(1)	Restricted security that has been deemed illiquid. At December 31, 2008, the value of these restricted illiquid securities amounted to approximately $12,639,000 or 1.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$2,334

Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	5,516

Erac USA Finance Co., 7.0%, 10/15/37	10/10/07	2,572

Verizon Wireless, 7.0%, 10/15/37	11/18/08	6,208

Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	878

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$980,801

Gross tax appreciation of investments	$47,809
Gross tax depreciation of investments	(24,294)

Net tax appreciation of investments	$23,515

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	1,004,316	—

Level 3	—	—

Total	$1,004,316	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 94.1%
British Pound Sterling - 4.1%
Treasury of Great Britain,
4.50%, 3/7/13	$200	$311
8.00%, 9/27/13	145	259
5.00%, 9/7/14	150	241
4.00%, 9/7/16	225	347
5.00%, 3/7/18	150	250
4.50%, 3/7/19	350	557
5.00%, 3/7/25	419	682
4.75%, 12/7/30	150	241
4.25%, 3/7/36	450	698
4.75%, 12/7/38	120	205

		3,791

Canadian Dollar - 1.7%
Government of Canada,
4.25%, 12/1/09	280	234
5.00%, 6/1/14	1,230	1,152
8.00%, 6/1/23	190	236

		1,622

Euro - 34.2%
Buoni Poliennali Del Tesoro,
4.50%, 5/1/09	280	392
5.25%, 11/1/29	90	128
Deutschland Bundesrepublik,
4.25%, 7/4/17	750	1,145
4.00%, 1/4/18	600	905
6.25%, 1/4/24	285	519
5.63%, 1/4/28	200	347
5.50%, 1/4/31	95	164
France Government Bond O.A.T.,
5.50%, 4/25/10	120	174
5.00%, 4/25/12	1,700	2,547
4.00%, 4/25/13	495	725
4.00%, 10/25/13	1,500	2,202
3.00%, 10/25/15	700	974
5.00%, 10/25/16	385	601
4.00%, 10/25/38	1,000	1,460
France Government Bond OAT,
6.50%, 4/25/11	625	951
3.50%, 4/25/15	230	330
5.50%, 4/25/29	2,465	4,191
Government of Austria,
4.00%, 7/15/09	130	183
5.25%, 1/4/11	315	462
5.00%, 7/15/12(2)	1,180	1,751
Government of Belgium,
5.00%, 9/28/11	400	587
5.00%, 9/28/12	360	533
4.25%, 9/28/14	502	729
Government of France O.A.T.,
3.25%, 4/25/16	510	715
4.25%, 4/25/19	1,525	2,268
Government of France Treasury Note BTAN,
2.50%, 7/12/10	2,114	2,966
3.00%, 1/12/11	393	555
Government of Ireland,
5.00%, 4/18/13	100	147
4.60%, 4/18/16	1,277	1,843
4.50%, 10/18/18	245	347
Government of Netherlands,
3.00%, 1/15/10	400	562
Government of Spain,
3.25%, 7/30/10	188	265
Portugal Obrigacoes do Tesouro OT,
5.15%, 6/15/11	300	439

		32,107

Japanese Yen - 22.9%
Government of Japan Five Year Bonds,
1.10%, 3/20/11	146,000	1,636
Government of Japan Ten Year Bonds,
1.40%, 9/20/11	102,000	1,155
1.50%, 3/20/12	120,000	1,366
1.30%, 3/20/15	90,000	1,022
1.50%, 3/20/15	57,000	655
1.50%, 9/20/15	272,300	3,136
1.50%, 12/20/17	220,000	2,507
Government of Japan Thirty Year Bonds,
2.50%, 9/20/37	41,000	521
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	180,000	2,117
2.10%, 12/20/27	172,000	2,008
Government of Japan Two Year Bonds,
0.60%, 3/15/10	86,000	952
Japan Government Ten Year Bond,
1.20%, 6/20/11	91,000	1,023

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 94.1% continued
Japanese Yen - 22.9% continued
1.30%, 6/20/12	$163,000	$1,846
1.50%, 9/20/18	91,000	1,034
Japan Government Twenty Year Bond,
1.80%, 6/20/23	50,000	569

		21,547

Swedish Krona - 0.2%
Kingdom of Sweden,
9.00%, 4/20/09	1,600	208

United States Dollar - 31.0%
Freddie Mac,
5.13%, 7/15/12	750	828
U.S. Treasury Bonds,
8.75%, 5/15/17	300	442
8.50%, 2/15/20	250	381
7.13%, 2/15/23	561	814
6.25%, 8/15/23	1,400	1,910
6.63%, 2/15/27	500	748
6.38%, 8/15/27	240	351
6.13%, 8/15/29	150	220
5.38%, 2/15/31	140	192
4.50%, 2/15/36	265	352
U.S. Treasury Notes,
3.63%, 10/31/09	300	308
2.13%, 1/31/10	200	204
2.13%, 4/30/10	550	563
2.00%, 9/30/10	2,800	2,870
4.38%, 12/15/10	388	417
4.63%, 3/31/11	585	637
1.13%, 12/15/11	2,500	2,511
2.88%, 1/31/13	575	617
2.75%, 2/28/13	1,024	1,094
3.13%, 9/30/13	1,800	1,942
4.25%, 11/15/13	234	267
2.00%, 11/30/13	5,000	5,130
4.13%, 5/15/15	650	746
5.13%, 5/15/16	2,291	2,774
4.25%, 11/15/17	822	958
3.50%, 2/15/18	350	387
3.75%, 11/15/18	1,334	1,510

		29,173

Total Debt Obligations (Cost $81,790)		88,448

SHORT-TERM INVESTMENTS - 4.3%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	4,070	4,070

Total Short-Term Investments (Cost $4,070)		4,070

Total Investments - 98.4% (Cost $85,860)		92,518

Other Assets less Liabilities - 1.6%		1,498

NET ASSETS - 100.0%		$94,016

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At December 31, 2008, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	245	Australian Dollar	381	1/30/09	$19
U.S. Dollar	558	Danish Krone	3,228	1/30/09	43
U.S. Dollar	1,437	British Pound	959	1/30/09	(60)
U.S. Dollar	4,021	British Pound	2,603	1/30/09	(282)
U.S. Dollar	6,068	Japanese Yen	576,388	1/30/09	294
U.S. Dollar	4,084	Japanese Yen	367,491	1/30/09	(27)
U.S. Dollar	272	Swedish Krona	2,162	1/30/09	2
Euro	2,429	U.S. Dollar	3,119	1/30/09	(253)
Canadian Dollar	256	U.S. Dollar	208	1/30/09	—
British Pound	1,713	U.S. Dollar	2,613	1/30/09	152
British Pound	1,730	U.S. Dollar	2,562	1/30/09	77
Total					$(35)

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$85,860

Gross tax appreciation of investments	$7,829
Gross tax depreciation of investments	(1,171)

Net tax appreciation of investments	$6,658

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$11,909	$—

Level 2	70,735	(35)

Level 3	9,874	—

Total	$92,518	$(35)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	1,388	—

Net Purchases (Sales)	4,691	—

Transfers in and/or out of level 3	3,795	—

Balance as of 12/31/08	$9,874	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 84.3%
Aerospace/Defense - 3.8%
BE Aerospace, Inc.,
8.50%, 7/1/18	$6,975	$6,277
DRS Technologies, Inc.,
6.63%, 2/1/16	18,955	18,955
L-3 Communications Corp.,
6.38%, 10/15/15	10,140	9,481
Moog, Inc.,
7.25%, 6/15/18(1)	11,375	9,100

		43,813

Agriculture - 0.9%
Alliance One International, Inc.,
8.50%, 5/12/12	14,695	10,801

Auto Manufacturers - 0.6%
DaimlerChrysler N.A. Holding Corp.,
2.43%, 3/13/09	6,800	6,556

Auto Parts & Equipment - 0.7%
Goodyear Tire,
6.32%, 12/1/09	4,900	4,459
9.00%, 7/1/15	5,075	4,085

		8,544

Beverages - 0.8%
Constellation Brands, Inc.,
7.25%, 9/1/16	9,520	8,996

Chemicals - 1.0%
Airgas, Inc.,
7.13%, 10/1/18(1)	6,800	5,814
NewMarket Corp.,
7.13%, 12/15/16	8,037	6,028

		11,842

Commercial Services - 2.4%
ARAMARK Services Inc.,
6.69%, 2/1/15	8,700	6,569
Iron Mountain, Inc.,
8.75%, 7/15/18	11,250	9,703
NCO Group, Inc.,
11.88%, 11/15/14	10,100	5,050
Service Corp. International,
7.50%, 4/1/27	10,585	6,774

		28,096

Diversified Financial Services - 14.6%
AMR HoldCo Inc./Emcare HoldCo Inc.,
10.00%, 2/15/15	14,050	13,067
CDX North America High Yield,
8.88%, 6/29/13(1) (2)	30,475	27,409
Countrywide Financial Corp.,
4.50%, 6/15/10	9,375	9,211
5.80%, 6/7/12	15,450	15,058
Ford Motor Credit Co.,
5.80%, 1/12/09	55,075	54,919
12.00%, 5/15/15	11,375	8,494
GMAC LLC,
5.85%, 1/14/09	18,610	18,489
3.40%, 5/15/09	19,575	18,694
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.13%, 2/15/13	5,776	3,986

		169,327

Electric - 10.5%
AES Corp. (The),
8.00%, 10/15/17	17,750	14,555
Aquila, Inc.,
11.88%, 7/1/12	17,850	18,028
Dynegy Holdings, Inc.,
7.50%, 6/1/15	6,250	4,375
Edison Mission Energy,
7.50%, 6/15/13	5,200	4,758
7.00%, 5/15/17	9,840	8,561
Energy Future Holdings Corp.,
10.88%, 11/1/17(1)	37,350	26,518
NRG Energy, Inc.,
7.38%, 2/1/16	8,450	7,859
7.38%, 1/15/17	8,200	7,544
PSEG Energy Holdings,
8.50%, 6/15/11	17,765	16,746
Sierra Pacific Resources,
8.63%, 3/15/14	13,805	12,446

		121,390

Entertainment - 0.9%
Scientific Games Corp.,
7.88%, 6/15/16(1)	7,350	5,917
WMG Acquisition Corp.,
7.38%, 4/15/14	7,650	4,475

		10,392

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 84.3% continued
Environmental Control - 1.0%
Allied Waste North America, Inc.,
6.88%, 6/1/17	$13,000	$12,090

Food - 2.2%
American Stores Co.,
7.50%, 5/1/37	5,875	5,787
Del Monte Corp.,
8.63%, 12/15/12	14,735	14,293
Smithfield Foods, Inc.,
7.00%, 8/1/11	7,325	5,201

		25,281

Forest Products & Paper - 0.9%
Georgia-Pacific Corp.,
8.13%, 5/15/11	6,140	5,772
P.H. Glatfelter,
7.13%, 5/1/16	6,150	5,350

		11,122

Gaming - 1.5%
Buffalo Thunder Development Authority,
9.38%, 12/15/14(1) (2)	7,295	1,459
Chukchansi Economic Development Authority,
8.00%, 11/15/13(1) (2)	11,005	5,090
Harrah’s Operating Co., Inc.,
10.75%, 2/1/16(1)	10,525	2,999
MGM Mirage,
13.00%, 11/15/13(1)	5,375	5,120
7.50%, 6/1/16	4,350	2,757

		17,425

Healthcare - Products - 2.0%
Accellent, Inc.,
10.50%, 12/1/13	11,075	7,586
Biomet, Inc.,
10.00%, 10/15/17	16,200	15,552

		23,138

Healthcare - Services - 8.0%
Community Health Systems, Inc.,
8.88%, 7/15/15	12,785	11,762
HCA, Inc.,
9.13%, 11/15/14	38,250	35,477
9.25%, 11/15/16	11,685	10,721
Healthsouth Corp.,
8.32%, 6/15/14	10,325	8,260
10.75%, 6/15/16	5,650	5,184
Iasis Healthcare,
8.75%, 6/15/14	10,800	8,370
Tenet Healthcare Corp.,
6.88%, 11/15/31	30,200	12,684

		92,458

Home Builders - 2.2%
DR Horton, Inc.,
5.00%, 1/15/09	14,675	14,602
8.00%, 2/1/09	4,900	4,863
Lennar Corp.,
7.63%, 3/1/09	5,850	5,791

		25,256

Insurance - 0.6%
Crum & Forster Holdings Corp.,
7.75%, 5/1/17	9,950	7,015

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.38%, 11/1/12	7,325	5,347

Machinery - Diversified - 0.6%
Case Corp.,
7.25%, 1/15/16	9,930	6,901

Media - 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(1) (2)	10,775	8,620
CSC Holdings, Inc.,
8.13%, 7/15/09	14,320	14,248
DirecTV Holdings LLC/DirecTV Financing Co.,
7.63%, 5/15/16	8,650	8,391
Mediacom Broadband LLC,
8.50%, 10/15/15	7,575	4,933
TL Acquisitions, Inc.,
10.50%, 1/15/15(1)	7,150	2,932

		39,124

Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.,
8.25%, 4/1/15	8,025	6,821

Office/Business Equipment -1.8%
Xerox Corp.,
9.75%, 1/15/09	10,775	10,764

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 84.3% continued
Office/Business Equipment - 1.8% continued
7.63%, 6/15/13	$11,750	$9,807

		20,571

Oil & Gas - 6.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
7.13%, 5/20/16	15,190	12,152
Chesapeake Energy Corp.,
7.50%, 6/15/14	6,505	5,497
6.88%, 1/15/16	9,950	7,960
Denbury Resources, Inc.,
7.50%, 12/15/15	7,675	5,449
Encore Acquisition Co.,
7.25%, 12/1/17	9,745	6,286
Inergy LP/Inergy Finance Corp.,
8.25%, 3/1/16	10,960	8,549
Pioneer National Resources Co.,
5.88%, 7/15/16	7,265	5,040
Southwestern Energy,
7.50%, 2/1/18(1)	9,975	8,728
Swift Energy Co.,
7.13%, 6/1/17	14,505	8,195
Whiting Petroleum Corp.,
7.00%, 2/1/14	8,190	5,774

		73,630

Oil & Gas Services - 0.5%
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	8,312	6,400

Packaging & Containers - 1.6%
Ball Corp.,
6.63%, 3/15/18	11,095	9,930
Crown Americas LLC/Crown Americas
Capital Corp.,
7.63%, 11/15/13	5,925	5,866
Packaging Dynamics Finance Corp.,
10.00%, 5/1/16(1) (2)	6,000	2,730

		18,526

Pipelines - 2.9%
Dynegy Holdings, Inc.,
8.38%, 5/1/16	6,800	4,828
El Paso Corp.,
6.38%, 2/1/09	4,900	4,875
7.25%, 6/1/18	21,450	17,024
Energy Transfer Partners LP,
9.70%, 3/15/19	6,850	7,059

		33,786

Real Estate Investment Trusts -1.2%
Host Hotels & Resorts LP,
6.75%, 6/1/16	9,025	6,588
Omega Healthcare Investors, Inc.,
7.00%, 4/1/14	8,595	6,962

		13,550

Retail - 0.5%
Rite Aid Corp.,
9.50%, 6/15/17	15,675	5,447

Software - 0.1%
Open Solutions, Inc.,
9.75%, 2/1/15(1) (2)	6,860	1,029

Supermarkets - 1.1%
SUPERVALU, Inc.,
7.50%, 11/15/14	15,180	12,448

Telecommunications - 8.6%
Centennial Cellular Operating Co.,
10.13%, 6/15/13	8,450	8,535
Centennial Communications Corp.,
7.19%, 1/1/13	6,850	6,644
Cincinnati Bell, Inc.,
8.38%, 1/15/14	13,450	10,357
Citizens Communications Co.,
9.00%, 8/15/31	13,395	8,439
Embarq Corp.,
7.08%, 6/1/16	9,800	7,546
Lucent Technologies, Inc.,
6.45%, 3/15/29	10,625	4,250
MasTec, Inc.,
7.63%, 2/1/17	11,850	8,902
Qwest Capital Funding, Inc.,
7.90%, 8/15/10	16,950	15,424
Sprint Capital Corp.,
8.38%, 3/15/12	24,500	19,600
Valor Telecommunications Enterprises LLC/Finance Corp.,
7.75%, 2/15/15	6,850	5,720

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 84.3% continued
Telecommunications - 8.6% continued
Windstream Corp.,
8.63%, 8/1/16	$4,550	$4,027

		99,444

Total Corporate Bonds (Cost $1,160,090)		976,566

FOREIGN ISSUER BONDS - 9.2%
Biotechnology - 0.7%
FMC Finance III S.A.,
6.88%, 7/15/17	8,455	7,905

Electric - 0.9%
Intergen N.V.,
9.00%, 6/30/17(1) (2)	13,175	10,804

Forest Products & Paper - 0.6%
Abitibi-Consolidated Co. of Canada,
13.75%, 4/1/11(1)	9,075	6,443

Gaming - 1.2%
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12(1) (2)	11,216	4,935
Kansas City Southern de Mexico S.A .de C.V.,
7.63%, 12/1/13	10,875	8,918

		13,853

Insurance - 0.2%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	10,000	2,032

Media - 2.4%
Intelsat Jackson Holdings Ltd.,
9.50%, 6/15/16(1)	16,375	15,065
Intelsat Subsidiary Holding Co. Ltd.,
8.50%, 1/15/13(1)	8,900	8,233
Kabel Deutschland GmbH,
10.63%, 7/1/14	4,678	4,163

		27,461

Mining - 0.6%
Vedanta Resources PLC,
9.50%, 7/18/18(1) (2)	12,775	6,643

Miscellaneous Manufacturing - 0.8%
Bombardier, Inc.,
6.75%, 5/1/12(1)	10,525	9,341

Oil & Gas - 0.4%
Compton Petroleum Finance Corp.,
7.63%, 12/1/13	8,725	2,617
OPTI Canada, Inc.,
8.25%, 12/15/14	3,800	2,052

		4,669

Pipelines - 1.1%
Kinder Morgan Finance,
5.70%, 1/5/16	17,675	13,168

Semiconductors - 0.3%
Avago Technologies Finance Pte/Avago Technologies U.S./Avago Technologies Wireless,
10.13%, 12/1/13	4,900	3,730

Total Foreign Issuer Bonds (Cost $146,362)		106,049

	NUMBER OF WARRANTS
WARRANTS - 0.0%
IPCS, Inc., Exp. 7/15/10, Strike
$5.50(1) *	1,500	—

Leap Wireless International, Exp.
4/15/10, Strike $96.80(1) *	2,500	—

Leap Wireless International, Exp.
4/15/10, Strike $96.80(1) *	2,000	—

Total Warrants (Cost $10)		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 6.5%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$75,600	75,600

Total Short-Term Investments (Cost $75,600)		75,600

Total Investments - 100.0% (Cost $1,382,062)		1,158,215

Other Assets less Liabilities - 0.0%		557

NET ASSETS - 100.0%		$1,158,772

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2008, the value of these restricted illiquid securities amounted to approximately $70,751,000 or 6.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Buffalo Thunder Development Authority,
9.38%, 12/15/14	12/08/06-02/21/08	$7,102
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	6/06/07	9,686
CDX North America High Yield,
8.88%, 6/29/13	06/11/08-12/15/08	27,969
Charter Communications Operating LLC/ Charter Communication Operating Capital,
10.88%, 9/15/14	05/07/08-08/07/08	11,441
Chukchansi Economic Development Authority,
8.00%, 11/15/13	12/02/05-11/21/08	11,033
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12	12/07/05-06/23/08	11,396
Intergen N.V.,
9.00%, 6/30/17	07/23/07-10/30/08	12,749
Open Solutions, Inc.,
9.75%, 2/1/05	01/18/07-12/14/07	6,766
Packaging Dynamics Finance Corp.,
10.00%, 5/1/16	04/13/06-04/12/07	6,105
Vedanta Resources PLC,
9.50%, 7/18/18	7/01/08	12,775

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,382,062

Gross tax appreciation of investments	$5,638
Gross tax depreciation of investments	(229,485)

Net tax depreciation of investments	$(223,847)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	1,158,215	—

Level 3	—	—

Total	$1,158,215	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 3.9%
Banks - 3.9%
Goldman Sachs Group (The), Inc.,
3.25%, 6/15/12	$10,704	$11,168
HSBC USA, Inc.,
3.13%, 12/16/11	5,700	5,919
Morgan Stanley,
2.00%, 9/22/11	5,808	5,845

		22,932

Total Corporate Bonds (Cost $22,424)		22,932

U.S. GOVERNMENT AGENCIES - 32.5% (1)
Fannie Mae - 16.5%
3.25%, 2/10/10	14,500	14,873
5.08%, 5/14/10	1,500	1,523
2.38%, 5/20/10	1,085	1,106
3.38%, 5/19/11	4,600	4,834
3.63%, 8/15/11	8,500	9,009
6.13%, 3/15/12	5,000	5,679
3.88%, 7/12/13	3,000	3,184
Pool #555649,
7.50%, 10/1/32	167	177
Pool #869217,
5.45%, 2/1/36	6,132	6,243
Pool #893082,
5.82%, 9/1/36	2,945	2,997
Pool #968158,
6.50%, 1/1/38	2,995	3,114
Pool TBA,
6.00%, 1/1/32(2)	24,400	25,117
5.50%, 12/31/39(2)	14,059	14,410
4.50%, 12/31/49(2)	5,250	5,321

		97,587

Federal Farm Credit Bank - 1.3%
2.63%, 4/21/11	3,141	3,232
3.88%, 8/25/11	4,400	4,675

		7,907

Federal Home Loan Bank - 8.0%
5.00%, 12/11/09	12,750	13,268
3.38%, 10/20/10	7,500	7,800
3.38%, 6/24/11	4,815	5,039
3.63%, 7/1/11	7,100	7,502
3.63%, 5/29/13	1,600	1,677
4.00%, 9/6/13	4,800	5,123
3.63%, 10/18/13	6,500	6,838

		47,247

Freddie Mac - 6.7%
5.30%, 1/9/12	6,700	6,705
4.13%, 12/21/12	3,300	3,495
4.13%, 9/27/13	5,000	5,388
4.88%, 11/15/13	1,500	1,674
Freddie Mac Non Gold Pool,
5.35%, 5/1/37	9,701	9,835
Pool #1J0365,
5.92%, 4/1/37	2,678	2,745
Pool #1J2840,
5.97%, 9/1/37	4,906	5,044
Pool #410092,
5.15%, 11/1/24	16	16
Series 2944, Class WD,
5.50%, 11/15/28	4,765	4,873

		39,775

Total U.S. Government Agencies (Cost $187,964)		192,516

U.S. GOVERNMENT OBLIGATIONS - 54.6%
U.S. Treasury Notes - 54.6%
0.88%, 12/31/10	38,960	39,045
4.25%, 1/15/11	26,500	28,504
1.13%, 12/15/11	99,156	99,597
4.63%, 12/31/11	9,120	10,100
1.50%, 12/31/13	128,996	128,704
3.75%, 11/15/18	15,250	17,263

		323,213

Total U.S. Government Obligations (Cost $321,588)		323,213

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT continued	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.7%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$93,087	$93,087

Total Short-Term Investments (Cost $93,087)		93,087

Total Investments - 106.7% (Cost $625,063)		631,748

Liabilities less Other Assets - (6.7)%		(39,732)

NET ASSETS - 100.0%		$592,016

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$625,063

Gross tax appreciation of investments	$6,979
Gross tax depreciation of investments	(294)

Net tax appreciation of investments	$6,685

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	631,748	—

Level 3	—	—

Total	$631,748	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.0%
Banks - 4.0%
Goldman Sachs Group (The), Inc.,
3.25%, 6/15/12	$2,784	$2,905
HSBC USA, Inc.,
3.13%, 12/16/11	1,500	1,558
Morgan Stanley,
2.00%, 9/22/11	1,484	1,493

		5,956

Total Corporate Bonds (Cost $5,823)		5,956

U.S. GOVERNMENT AGENCIES - 33.3%(1)
Fannie Mae - 15.0%
3.38%, 5/19/11	1,200	1,261
3.88%, 7/12/13	2,650	2,812
5.00%, 5/11/17	1,600	1,824
Pool #555649,
7.50%, 10/1/32	274	290
Pool #869217,
5.45%, 2/1/36	2,997	3,052
Pool #893082,
5.82%, 9/1/36	1,061	1,080
Pool #968158,
6.50%, 1/1/38	1,307	1,359
Pool TBA,
6.00%, 1/1/32(2)	5,810	5,981
5.50%, 12/31/39(2)	3,587	3,677
4.50%, 12/31/49(2)	1,300	1,317

		22,653

Federal Farm Credit Bank - 3.7%
2.63%, 4/21/11	1,022	1,052
3.88%, 8/25/11	1,265	1,344
3.50%, 10/3/11	3,000	3,160

		5,556

Federal Home Loan Bank - 5.9%
5.00%, 12/11/09	3,000	3,122
3.38%, 10/20/10	1,500	1,560
3.38%, 6/24/11	1,225	1,282
4.00%, 9/6/13	1,200	1,281
3.63%, 10/18/13	1,625	1,709

		8,954

Freddie Mac - 8.7%
4.13%, 12/21/12	2,300	2,436
4.88%, 11/15/13	2,100	2,343
5.25%, 4/18/16	1,750	1,993
Pool #1J0365,
5.92%, 4/1/37	2,105	2,157
Pool #1J2840,
5.97%, 9/1/37	2,646	2,721
Pool #410092,
5.15%, 11/1/24	65	64
Series 2944, Class WD,
5.50%, 11/15/28	1,425	1,458

		13,172

Government National Mortgage Association - 0.0%
Pool #268360,
10.00%, 4/15/19	22	25
Pool #270288,
10.00%, 6/15/19	24	26

		51

Total U.S. Government Agencies (Cost $48,871)		50,386

U.S. GOVERNMENT OBLIGATIONS - 58.9%
U.S. Treasury Bonds - 2.1%
8.75%, 5/15/20	2,000	3,112

U.S. Treasury Notes - 56.8%
0.88%, 12/31/10	10,888	10,912
1.13%, 12/15/11	18,035	18,115
1.50%, 12/31/13	24,789	24,733
5.13%, 5/15/16	14,773	17,888
3.75%, 11/15/18	12,645	14,314

		85,962

Total U.S. Government Obligations (Cost $86,301)		89,074

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.7%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$11,641	$11,641

Total Short-Term Investments (Cost $11,641)		11,641

Total Investments - 103.9% (Cost $152,636)		157,057

Liabilities less Other Assets - (3.9)%		(5,849)

NET ASSETS - 100.0%		$151,208

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security.

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$152,636

Gross tax appreciation of investments	$4,476
Gross tax depreciation of investments	(55)

Net tax appreciation of investments	$4,421

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	157,057	—

Level 3	—	—

Total	$157,057	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0%
Arizona - 92.2%
Arizona Health Facilities Authority Revenue Bonds, Series A, Banner Health,
5.00%, 1/1/18	$550	$541
5.25%, 1/1/22	500	463
5.00%, 1/1/35	500	396
Arizona Health Facilities Authority Revenue Bonds, Series A, Phoenix Childrens Hospital, Prerefunded,
6.00%, 2/15/12	1,000	1,120
Arizona Health Facilities Authority Revenue Bonds, Series D, Banner Health,
5.38%, 1/1/32	2,500	2,117
Arizona School Facilities Board COP,
5.25%, 9/1/23	2,000	1,978
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,545
Arizona State Transportation Board Highway Revenue Bonds, Prerefunded,
5.75%, 7/1/09	2,040	2,091
Arizona State University COP, Research Infrastructure Project (AMBAC Insured),
5.00%, 9/1/30	2,000	1,799
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded,
5.50%, 7/1/12	2,160	2,424
Bullhead City Municipal Property Corp. Excise TRB (MBIA Insured),
5.00%, 7/1/23	1,000	875
Chandler Water & Sewerage Revenue Bonds (MBIA Insured),
7.25%, 7/1/09	240	247
Glendale G.O. Unlimited Bonds,
2.00%, 7/1/18	2,600	2,197
5.00%, 7/1/21	1,250	1,323
Glendale Water & Sewer Revenue Bonds, Sub Lien (FSA Insured),
5.00%, 7/1/25	2,000	2,004
Goodyear G.O. Unlimited Bonds (MBIA Insured),
5.00%, 7/1/16	1,300	1,387
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	1,840
5.25%, 8/1/31	1,005	939
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A,
4.00%, 8/1/16	800	810
4.13%, 8/1/19	630	607
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series I,
5.25%, 8/1/33	1,470	1,359
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.00%, 7/1/28	750	706
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	728
Maricopa County School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series C, School Improvement Project 2005,
5.00%, 7/1/21	1,000	1,035
Maricopa County School District No. 8 Osborn G.O. Unlimited Refunding Bonds, Bank Qualified (FGIC Insured),
4.70%, 7/1/14	1,000	1,083
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (FSA Insured),
5.25%, 7/1/18	225	254
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	951
Maricopa County Unified School District No. 80 Chandler Capital Appreciation G.O. Unlimited Refunding Bonds (FGIC
Insured),
0.00%, 7/1/09	1,000	990
Maricopa County Unified School District No. 80-Chandler G.O. Unlimited Bonds,
5.00%, 7/1/23	175	180
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured),
5.25%, 7/1/15	1,600	1,742
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	462

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
Arizona - 92.2% continued
McAllister Academic Village Revenue Refunding Bonds, Arizona State University,
5.25%, 7/1/33	$1,000	$915
Mesa G.O. Unlimited Refunding Bonds (FGIC Insured),
5.00%, 7/1/18	150	163
Mesa Street and Highway Revenue Refunding Bonds (FSA Insured),
5.00%, 7/1/23	1,000	986
Mesa Utilities System Revenue Bonds (FGIC Insured), Prerefunded,
5.00%, 7/1/09	30	31
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	362
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series A,
5.00%, 7/1/38	1,000	894
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT),
5.25%, 7/1/16	1,000	951
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Series B Sub Lien (MBIA Insured),
5.00%, 7/1/22	1,000	1,017
Phoenix Civic Improvement Corp. Excise TRB, Series A, Senior Lien, Municipal Courthouse Project, Prerefunded,
5.75%, 7/1/09	1,325	1,372
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (MBIA Insured),
4.75%, 7/1/24	1,250	1,210
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (MBIA Insured),
5.00%, 7/1/29	1,010	966
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,836
5.50%, 7/1/21	1,080	1,155
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (FGIC Insured),
5.50%, 7/1/17	3,500	3,729
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (MBIA Insured),
5.00%, 7/1/29	1,000	957
Phoenix G.O. Limited Refunding Bonds, Series A,
4.50%, 7/1/15	1,500	1,513
Phoenix G.O. Limited Refunding Bonds, Series B,
4.50%, 7/1/20	1,100	1,103
Phoenix G.O. Unlimited Bonds,
4.50%, 7/1/22	1,000	1,001
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded,
5.38%, 7/1/20	1,000	1,067
Pima County G.O. Unlimited Bonds (FSA Insured),
4.00%, 7/1/14	750	762
Pima County Unified School District No. 12 Sunnyside G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
5.75%, 7/1/09	2,000	2,051
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (FGIC Insured),
5.40%, 7/1/14	1,300	1,354
Pinal County Elementary School District No. 4 Casa Grande Elementary G.O. Unlimited Bonds, Series C, School Improvement Project of 2005 (FSA Insured),
4.00%, 7/1/10	435	446
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured),
5.00%, 7/1/22	1,000	1,001
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds, Sub Lien, (Assured GTY),
5.25%, 7/15/16	1,000	1,010
Salt Verde Financial Corp. Gas Revenue Bonds,
5.00%, 12/1/37	2,000	1,249
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	988
Surprise Municipal Property Corp. Excise Tax Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/14	695	709

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
Arizona - 92.2% continued
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (MBIA Insured),
5.00%, 12/1/23	$1,135	$908
Tucson Water Revenue Bonds, Series 2005-B (FSA Insured),
5.00%, 7/1/25	1,590	1,593
Tucson Water Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	2,085	2,090
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	960
5.00%, 7/1/28	1,945	1,771
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured),
5.00%, 7/1/23	1,000	960
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured),
5.00%, 7/1/23	2,500	2,400

		77,673

Puerto Rico - 5.8%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,318
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured),
5.50%, 7/1/20	535	460
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity,
5.50%, 10/1/20	2,500	2,625
5.50%, 10/1/40	500	505

		4,908

Total Municipal Bonds (Cost $85,059)		82,581

Total Investments - 98.0% (Cost $85,059)		82,581

Other Assets less Liabilities - 2.0%		1,688

NET ASSETS - 100.0%		$84,269

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	9.6%
General Obligation	16.0
Higher Education	5.6
Medicals	5.6
School District	14.9
Transportation	5.9
Utilities	10.5
Water	10.1
All other sectors less than 5%	21.8
Total	100%

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$85,059

Gross tax appreciation of investments	$1,610
Gross tax depreciation of investments	(4,088)

Net tax depreciation of investments	$(2,478)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	82,581	—

Level 3	—	—

Total	$82,581	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

MBIA - Municipal Bond Insurance Association

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6%
California - 85.9%
Antelope Valley Community College District G.O. Bonds, Series B, Election 2004 (MBIA Insured),
5.25%, 8/1/39	$1,000	$956
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured),
5.00%, 8/1/17	3,500	3,647
5.00%, 8/1/17	2,430	2,531
California Educational Facilities Authority Revenue Bonds, Loyola Marymount University (MBIA Insured),
0.00%, 10/1/19	1,300	752
California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,517
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	800	833
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,006
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	949
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured),
5.50%, 5/1/13	1,500	1,615
5.50%, 5/1/15	600	639
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	1,745	1,975
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/14	4,000	4,381
California State Economic Recovery G.O. Unlimited Bonds, Series A (MBIA Insured),
5.00%, 7/1/15	3,000	3,234
California State G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
4.75%, 2/1/09	915	927
California State G.O. Unlimited Bonds (FGIC Insured), Unrefunded Balance,
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/16	3,000	3,155
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.13%, 6/1/29	250	210
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,350	1,401
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,589
California State Public Works Board Lease Revenue Refunding Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/22	1,280	1,119
5.00%, 11/1/24	1,695	1,431
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	1,948
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,274
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured),
4.25%, Mandatory Put 11/1/16	1,575	1,329
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (MBIA Insured),
5.50%, 8/15/12	3,310	3,447
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	1,775	1,745

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6% continued
California - 85.9% continued
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (MBIA Insured),
5.25%, 8/1/32	$1,500	$1,464
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,274
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	3,000	1,036
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Colld. by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	1,087
Eastern Municipal Water District Water & Sewer COP, Series H,
5.00%, 7/1/33	2,500	2,304
Fairfield City COP, Series A (XCLA Insured),
5.00%, 4/1/19	2,000	1,833
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured),
5.38%, 8/1/18	1,350	1,434
5.38%, 8/1/19	625	664
Glendale Unified School District G.O. Bonds, Series D (MBIA Insured),
5.38%, 9/1/18	1,000	1,054
Golden State Tobacco Securitization Corp. Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prefunded,
5.00%, 6/1/13	2,500	2,730
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	1,000	845
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity,
5.00%, 6/1/10	2,000	2,086
Hillsborough School District G.O. Unlimited Bonds,
0.00%, 9/1/13	2,000	1,678
Imperial Irrigation District Revenue Refunding Bonds,
5.00%, 11/1/33	2,000	1,835
Kern Community College District Refunding COP, (AMBAC Insured),
5.00%, Mandatory Put 4/1/10	2,700	2,784
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured),
4.75%, 7/1/15	1,250	1,273
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded,
4.75%, 7/1/09	850	876
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured),
5.00%, 7/1/29	1,300	1,218
Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	621
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured),
5.25%, 8/1/22	1,300	1,299
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, Prerefunded,
5.50%, 7/1/09	1,350	1,396
Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured),
5.25%, 11/1/18	1,000	1,070
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (FSA Insured),
0.00%, 8/1/24	2,430	1,003
Orange County Water District COP, Series B (MBIA Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,157
Palm Springs Unified School District G.O. Unlimited, Series A, Election of 2004 (FSA Insured),
4.75%, 8/1/33	2,400	2,123
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,500	2,156

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6% continued
California - 85.9% continued
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (FSA Insured),
5.00%, 7/1/28	$500	$482
5.00%, 7/1/29	1,000	957
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/37	2,000	1,890
Rescue Union School District COP, (Assured Guaranty Insured)
4.38%, 10/1/13	2,775	2,837
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured),
5.25%, 8/1/27	455	458
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,269
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	915	918
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	2,000	2,030
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured),
5.00%, 8/15/19	1,000	1,050
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998, (FSA Insured)
5.50%, 7/1/27	1,500	1,566
San Diego Unified School District Subject to Crossover G.O. Unlimited Bonds, Series E, Election 1998 (FSA Insured), Crossover Refunded
5.00%, 7/1/13	3,000	3,219
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured),
4.75%, 5/1/15	500	505
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series - Issue 32F (FGIC Insured),
5.00%, 5/1/15	775	822
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series - Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	2,500	2,713
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, Civic Center (FGIC Insured),
5.00%, 12/1/15	2,000	2,044
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/18	180	193
San Joaquin County COP, County Administration Building (MBIA Insured),
4.75%, 11/15/33	1,000	740
San Jose Airport Revenue Bonds, Series A (FGIC Insured),
5.25%, 3/1/16	1,000	1,024
San Jose Redevelopment Agency Tax Allocation Bonds, Series A (MBIA Insured),
5.00%, 8/1/15	3,070	3,048
San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (MBIA Insured),
4.25%, 8/1/15	5,000	4,727
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured),
5.00%, 8/1/25	925	872
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity,
0.00%, 7/1/11	1,000	947
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (FGIC Insured),
5.00%, 9/1/21	1,000	1,016
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded,
5.00%, 6/1/10	575	597
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (MBIA Insured),
4.75%, 6/1/28	3,785	3,474

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.6% continued
California - 85.9% continued
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	$2,000	$1,990
Santa Rosa City Wastewater Revenue Bonds, Series A (FSA Insured),
5.25%, 9/1/26	2,500	2,515
5.25%, 9/1/27	1,255	1,250
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	2,500	2,358
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (FGIC Insured),
5.25%, 8/15/18	2,500	2,393
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project,
0.00%, 7/1/14	1,000	810
Southern California Public Power Authority Power Project Revenue Bonds,
6.75%, 7/1/12	2,100	2,384
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,805	1,248
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured),
4.75%, 5/15/26	1,900	1,790
University of California Revenue Bonds, Series B, Limited Project,
4.75%, 5/15/38	1,750	1,501
University of California Revenue Bonds, Series C (MBIA Insured),
4.75%, 5/15/31	2,000	1,796
University of California Revenue Bonds, Series F (FSA Insured),
4.75%, 5/15/24	200	194
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,125	2,068
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002,
0.00%, 8/1/17	1,615	1,086
0.00%, 8/1/18	1,635	1,027
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	984
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/09	250	252

		150,039

Puerto Rico - 2.5%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,318
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured),
5.50%, 7/1/20	2,500	2,149
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured),
5.50%, 7/1/20	1,000	859

		4,326

Virgin Islands - 0.2%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	370	378

Total Municipal Bonds (Cost $160,123)		154,743

SHORT-TERM INVESTMENTS - 10.8%
ABAG Finance Authority for Nonprofit Corps. Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank PLC LOC),
0.75%, 1/2/09	1,600	1,600
Antelope Valley-East Kern Water Agency COP VRDB, Series A-2 (Wells Fargo Bank N.A. LOC),
0.70%, 1/1/09	300	300
Bay Area Toll Authority Tollway Bridge VRDB, Series B2,
0.78%, 1/1/09	100	100
Bay Area Toll Authority Tollway Bridge VRDB, Series D-1, San Francisco Bay Area,
0.65%, 1/1/09	800	800

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.8% continued
California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC),
0.47%, 1/7/09	$100	$100
California Infrastructure & Economic Development Bank VRDB, Pinewood School Project (Comerica Bank LOC),
1.25%, 1/1/09	100	100
California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC,
0.85%, 1/1/09	200	200
California State Department of Water Resources Power Supply Revenue VRDB, Series B-1 (Bank Of New York LOC),
0.75%, 1/2/09	200	200
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC),
0.35%, 1/2/09	100	100
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured),
3.00%, 1/1/09	545	545
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-2 (JP Morgan Chase Bank),
0.90%, 1/1/09	3,100	3,100
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-4 (Bank Of America N.A. LOC),
0.75%, 1/2/09	300	300
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
0.75%, 1/1/09	1,400	1,400
California State Economic Recovery VRDB, Series C-16 (FSA ST Gtd.),
2.00%, 1/7/09	600	600
California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC),
0.42%, 1/7/09	500	500
California State G.O. Unlimited VRDB, Series A8, Kindergarten-University Public (Citibank N.A. LOC),
0.75%, 1/1/09	700	700
California State G.O. Unlimited VRDB, Series B - Subseries B-6 (KBC Bank N.V. LOC),
0.35%, 2/2/09	1,800	1,800
California Statewide Communities Development Authority Revenue VRDB, Series L,
0.35%, 1/7/09	900	900
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC),
0.61%, 1/7/09	700	700
Huntington Beach Multifamily Housing Revenue Refunding VRDB,
0.55%, 1/7/09	800	800
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1,
0.75%, 1/1/09	100	100
Metropolitan Water District of Southern California Waterworks Revenue Adjustable VRDB, Series B,
0.70%, 1/1/09	1,600	1,600
Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectric Project (Dexia Credit Local LOC),
0.75%, 1/7/09	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series I, Oasis Martinique (Fannie Mae Insured),
0.82%, 1/1/09	1,000	1,000
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC),
0.49%, 1/7/09	200	200

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.8% continued
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series A,
0.80%, 4/1/09	$1,000	$1,000

Total Short-Term Investments (Cost $18,945)		18,945

Total Investments - 99.4% (Cost $179,068)		173,688
Other Assets less Liabilities - 0.6%		1,029

NET ASSETS - 100.0%		$174,717

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	5.4%
General	7.3
General Obligation	12.6
Higher Education	10.5
Power	11.2
School District	14.6
Transportation	6.7
Water	7.2
All other sectors less than 5%	24.5

Total	100%

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$179,068

Gross tax appreciation of investments	$2,389
Gross tax depreciation of investments	(7,769)

Net tax depreciation of investments	$(5,380)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	173,688	—

Level 3	—	—

Total	$—	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCA - Pollution Control Revenue

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7%
California - 91.8%
Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured),
0.00%, 8/1/29	$2,000	$579
Alameda County Water District Revenue Refunding Bonds (MBIA Insured),
4.75%, 6/1/20	2,000	2,001
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (MBIA Insured),
0.00%, 8/1/28	575	175
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (MBIA Insured),
0.00%, 8/1/29	6,000	1,670
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (FSA Insured),
0.00%, 8/1/25	2,710	1,017
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University,
6.00%, 9/1/31	2,000	1,428
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured),
5.00%, 8/1/17	5,000	5,207
Bay Area Toll Authority Tollway Bridge Revenue Bonds, San Francisco Bay Area-F1,
5.00%, 4/1/39	2,000	1,819
Brentwood Infrastructure Financing Authority Water Revenue Bonds,,
5.75%, 7/1/38	1,000	1,013
California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (MBIA Insured), Prerefunded,
0.00%, 10/1/09	4,435	1,332
0.00%, 10/1/09	3,435	906
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (MBIA Insured),
0.00%, 10/1/19	725	420
California Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/30	1,500	1,168
California Infrastructure & Economic Development Bank Revenue Bonds,
5.25%, 2/1/33	1,000	863
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (AMBAC Insured), Prerefunded,
5.13%, 7/1/26	1,000	1,141
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	237
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	24
California State G.O. Unlimited Refunding Bonds,
4.38%, 10/1/17	1,390	1,384
California State G.O. Unlimited Refunding Bonds (FGIC Insured),
4.75%, 2/1/29	1,000	860
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health,
5.13%, 6/1/29	1,500	1,261
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/23	1,610	1,378
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	1,000	1,002
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	500	487
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (MBIA Insured), Prerefunded,
5.50%, 10/1/12	500	570
5.50%, 10/1/12	500	570
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education (FGIC Insured),
4.25%, Mandatory Put 11/1/16	500	422

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 91.8% continued
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	$1,000	$726
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/31	1,000	948
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	4,155	1,435
Dry Creek Joint Elementary School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured),
0.00%, 8/1/09	400	396
East Bay Municipal Utilities District Water System Revenue Bonds (MBIA Insured), Prerefunded,
5.00%, 6/1/11	500	543
Escondido Union School District G.O. Unlimited Refunding Bonds, Series B (FGIC Insured),
4.50%, 8/1/25	1,000	872
Fairfield City COP, Series A (XLCA Insured),
5.00%, 4/1/19	2,370	2,172
Folsom G.O. Unlimited Bonds, Series D, School Facilities Project (FGIC Insured),
5.70%, 8/1/13	200	203
Franklin-Mckinley School District G.O. Unlimited Bonds, Series B, Election 2004 (FSA Insured),
5.25%, 8/1/32	1,500	1,464
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured),
5.38%, 8/1/19	750	796
Glendale Unified School District G.O. Unlimited Bonds, Series D (MBIA Insured),
5.38%, 9/1/18	665	701
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A, Enhanced Asset Backed (BHAC Insured),
5.00%, 6/1/38	3,275	2,837
Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.63%, 6/1/13	2,000	2,236
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,317
Hayward Unified School District G.O. Unlimited Bonds, Election of 2008,
5.25%, 8/1/29	1,500	1,481
Imperial Irrigation District Refunding COP, Electric Systems Project (MBIA Insured),
5.20%, 11/1/09	85	87
Imperial Irrigation District Revenue Refunding Bonds,
5.00%, 11/1/33	2,000	1,835
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	219
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A,
5.50%, 11/15/28	1,000	708
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured),
4.75%, 7/1/15	1,750	1,783
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded,
4.75%, 7/1/09	1,150	1,185
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,000	1,939
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/37	2,160	1,954
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2 (AMBAC Insured),
5.00%, 7/1/23	930	924
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured),
5.00%, 7/1/29	1,500	1,405
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	35	44

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 91.8% continued
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured),
5.25%, 8/1/22	$700	$699
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects,
5.30%, 7/1/22	1,510	1,450
Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	5,505	1,894
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured),
5.00%, 6/1/24	1,025	897
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (FGIC Insured),
5.00%, 9/1/27	1,000	924
New Haven Unified School District G.O. Unlimited Refunding Bonds (FSA Insured),
5.75%, 8/1/20	320	348
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,500	2,156
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (FGIC Insured),
0.00%, 9/1/26	1,000	364
Rio Hondo Community College District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement (MBIA Insured), Prerefunded,
5.25%, 8/1/14	2,000	2,345
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured),
5.25%, 8/1/27	850	856
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	305	306
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	1,500	1,416
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	500	507
San Diego County Water Authority Revenue COP, Series 2008 A (FSA Insured),
5.00%, 5/1/38	2,000	1,866
San Diego County Water Authority Revenue COP, Series A (FSA Insured),
5.00%, 5/1/30	2,500	2,405
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured),
4.75%, 5/1/15	1,000	1,011
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	500	543
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (FSA Insured),
4.75%, 11/1/36	2,500	2,171
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series C, Election 2003 (MBIA Insured),
4.50%, 6/15/26	1,490	1,333
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	4,250	4,479
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/19	200	214
5.38%, 8/1/20	225	238
San Joaquin County COP, County Administration Building (MBIA Insured),
4.75%, 11/15/33	1,000	740
San Jose Airport Revenue Bonds, Series A (FGIC Insured),
5.25%, 3/1/16	440	451
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/19	500	531
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured),
5.00%, 8/1/25	1,000	943

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 91.8% continued
San Mateo County Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Youth Service Campus,
5.00%, 7/15/36	$1,300	$1,135
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded,
4.50%, 6/1/10	1,000	1,032
5.00%, 6/1/10	500	519
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (MBIA Insured),
4.75%, 6/1/28	1,000	918
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/33	1,000	924
Santa Margarita-Dana Point Authority Revenue Bonds, Series B, California Improvements Districts 3, 3a, 4, & 4a (MBIA Insured),
7.25%, 8/1/09	1,150	1,191
Santa Rosa City Wastewater Revenue Bonds, Series A (FSA Insured),
5.25%, 9/1/26	500	503
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (FGIC Insured),
5.25%, 9/1/16	35	36
Sequoia Union High School District G.O. Unlimited, Series A, Election 2008,
5.00%, 7/1/30	2,040	1,947
5.00%, 7/1/32	2,500	2,358
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,000	691
5.00%, 11/1/33	1,000	613
Southern California Public Power Authority Revenue Bonds, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,592
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	475
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured),
4.75%, 5/15/26	1,000	942
University of California Revenue Bonds, Series B, Limited Project,
4.75%, 5/15/38	2,525	2,166
University of California Revenue Bonds, Series C (MBIA Insured),
4.75%, 5/15/31	1,000	898
University of California Revenue Bonds, Series J (FSA Insured),
4.50%, 5/15/26	1,505	1,352
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,500	2,433
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	2,065	2,032
Vista Unified School District G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/16	100	107
5.38%, 8/1/17	190	203
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
7.20%, 2/1/16	1,000	1,130
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/09	405	408
5.00%, 7/1/11	500	504
5.00%, 7/1/12	1,270	1,265
West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured),
0.00%, 11/1/21	1,280	598

		119,203

Puerto Rico - 5.4%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured),
5.50%, 7/1/20	1,500	1,289
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series B (MBIA Insured), Prerefunded,
5.75%, 7/1/10	1,600	1,716

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
Puerto Rico - 5.4% continued
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity,
5.50%, 10/1/40	$4,000	$4,045

		7,050

Virgin Islands - 0.5%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	555	568

Total Municipal Bonds (Cost $133,120)		126,821
SHORT-TERM INVESTMENTS - 1.1%
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-2 (JP Morgan Chase Bank),
0.90%, 1/1/09	1,400	1,400

Total Short-Term Investments (Cost $1,400)		1,400

Total Investments - 98.8% (Cost $134,520)		128,221

Other Assets less Liabilities - 1.2%		1,623

NET ASSETS - 100.0%		$129,844

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.1%
General	6.3
General Obligation	10.3
Higher Education	16.5
Power	9.4
School District	17.5
Transportation	8.0
Water	9.9
All other sectors less than 5%	17.0
Total	100%

Federal Tax Information: At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$134,520

Gross tax appreciation of investments	$3,157
Gross tax depreciation of investments	(9,456)

Net tax depreciation of investments	$(6,299)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	128,221	—

Level 3	—	—

Total	$128,221	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	DECEMBER 31, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

MBIA - Municipal Bond Insurance Association

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7%
Alabama - 0.6%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	$1,000	$409
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,154

		1,563

Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27	1,500	912

Arizona - 4.2%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,500	1,362
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded,
6.88%, 12/1/10	1,000	1,110
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co.,
7.13%, 10/1/32	1,000	730
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	1,760
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/31	2,000	1,733
Maricopa County IDA Health Facilities Revenue Bonds, Series A, Catholic Healthcare West,
5.50%, 7/1/26	2,000	1,672
Navajo County IDA Revenue Bonds (AMT), Stone Container Corp. Project,
7.40%, 4/1/26	2,060	515
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	413
Pima County IDA Revenue Bonds, Series A, American Charter Scholarship Foundation,
5.63%, 7/1/38	2,440	1,559
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center,
6.00%, 8/1/33	500	333

		11,187

Arkansas - 0.2%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB,
7.38%, 8/1/15	500	582

California - 4.1%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	586
5.00%, 12/1/36	2,000	1,141
California Municipal Finance Authority Revenue Bonds, Biola University,
5.88%, 10/1/34	1,000	697
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	500	544
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections,
5.50%, 6/1/15	1,000	1,036
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,108
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,317
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded,
7.88%, 6/1/13	500	604
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.50%, 6/1/13	1,000	1,110
Northstar Community Services District No. 1 Special Tax Bonds,
5.55%, 9/1/36	1,400	892
Northstar Community Services District Special Tax Bonds,
5.00%, 9/1/37	3,000	1,765

		10,800

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Colorado - 3.4%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	$500	$568
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,200
E-470 Public Highway Authority Revenue Bonds, Series C1 (MBIA Insured),
5.00%, Mandatory Put 9/2/13	2,000	1,905
E-470 Public Highway Authority Revenue Bonds, Series D2 (MBIA Insured),
5.50%, 9/1/24	2,000	1,520
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements Revenue Bonds, Series A,
5.40%, 12/15/31	2,700	1,550
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds,
7.25%, 12/1/31	3,500	2,320

		9,063

Connecticut - 0.3%
Connecticut State Development Authority PCR Refunding Bonds, Series B (AMT), Connecticut Light & Power,
5.95%, 9/1/28	1,000	760

District of Columbia - 1.4%
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue,
6.00%, 1/1/20	400	310
District of Columbia Revenue Bonds, Series C, Georgetown University,
5.25%, Mandatory Put 4/1/23	3,500	3,308

		3,618

Florida - 9.0%
Belmont Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.13%, 11/1/14	1,990	889
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	3,430	2,685
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Acquisition Companies Obligated Group,
5.75%, 1/1/32	1,525	946
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	400	356
Halifax Hospital Medical Center Refunding & Improvement Revenue Bonds, Series A,
5.38%, 6/1/46	2,000	1,063
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	1,250	1,399
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A,
5.90%, 5/1/35	960	561
Jacksonville Econonomic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution,
6.00%, 9/1/17	2,980	2,474
Lee County IDA IDR Bonds, Series A, Lee County Community Charter Foundation,
5.25%, 6/15/27	2,000	1,192
5.38%, 6/15/37	2,000	1,106
Old Palm Community Development District Special Assessment Bonds, Series B, Palm Beach Gardens,
5.38%, 5/1/14	835	665
Orange County Health Facilities Authority Revenue Bonds, Series B, Orlando Regional Healthcare,
5.13%, 11/15/39	1,000	697
Palm Glades Community Development District Special Assessment Bonds, Series B,
4.85%, 8/1/11	1,400	1,237
Reunion East Community Development District Special Assessment Bonds,
5.80%, 5/1/36	900	534
Reunion West Community Development District Special Assessment Bonds,
6.25%, 5/1/36	975	474

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Florida - 9.0% continued
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22(1)	$1,000	$616
5.25%, 10/1/27(1)	2,000	1,057
South Village Community Development District Capital Improvement Revenue Bonds, Series A,
5.70%, 5/1/35	970	563
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10	175	164
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.00%, 5/1/15	2,475	990
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project,
5.00%, 11/1/12	920	779
Watergrass Community Development District Special Assessment Revenue Bonds, Series B, Watergrass Development,
4.88%, 11/1/10	1,315	985
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure,
6.00%, 5/1/23	2,240	1,548
Winter Garden Village at Fowler Groves Community Development District Special Assessment Bonds,
5.65%, 5/1/37	1,480	853

		23,833

Georgia - 3.2%
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,235	725
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp Project,
6.50%, 6/1/31	2,000	919
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded,
6.00%, 9/1/14	3,500	4,197
Municipal Electric Authority of Georgia Revenue Bonds, Sub Series D,
6.00%, 1/1/23	1,500	1,546
5.50%, 1/1/26	1,000	966

		8,353

Idaho - 0.7%
Madison County Hospital Revenue COP,
5.25%, 9/1/26	1,500	992
5.25%, 9/1/30	1,500	941

		1,933

Illinois - 7.7%
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded,
6.00%, 5/15/11	500	556
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	750	861
Illinois Finance Authority PCR Bonds, Series C, Central Illinois Power - Amerencips Corp.
5.95%, 8/15/26	3,000	2,205
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst,
5.63%, 1/1/37	3,750	2,279
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology,
5.00%, 4/1/20	3,000	2,400
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	736
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	2,950	1,706
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project,
6.25%, 11/15/35	3,000	1,952
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Project,
5.88%, 2/15/38	2,500	1,427
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	4,000	2,312
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund,
5.25%, 5/1/34	4,495	2,701

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Illinois - 7.7% continued
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	$1,000	$1,136

		20,271

Indiana - 2.1%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana,
5.50%, 3/1/37	2,000	1,267
Indiana Health Facility Financing Authority Hospital Revenue Bonds Unrefunded Balance, Series A, Community Foundation,
6.38%, 8/1/31	125	93
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana,
6.00%, 3/1/34	1,000	695
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	416
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33	750	533
Petersburg PCR Bonds (AMT), Indianapolis Power & Light,
6.38%, 11/1/29	1,000	744
Vigo County Hospital Authority Revenue Bonds (AMT), Union Hospital, Inc.,
5.70%, 9/1/37(1)	2,000	1,188
5.75%, 9/1/42(1)	1,000	584

		5,520

Iowa - 3.8%
Altoona Urban Renewal Tax Increment Revenue Tax Allocation Bonds, Annual Appropriation,
5.75%, 6/1/31	1,500	951
Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded,
7.25%, 11/15/09	500	532
Coralville COP, Series D,
5.25%, 6/1/26	2,200	2,018
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	1,995
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project,
5.63%, 12/1/45	5,000	2,623
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities,
5.55%, 10/1/37	2,750	1,855

		9,974

Louisiana - 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects
6.75%, 11/1/32	3,000	1,797

Maryland - 2.7%
Annapolis Special Obligation Revenue Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	647
Anne Arundel County Special Obligation Bonds, National Business Park Project, Prerefunded,
7.38%, 7/1/10	500	553
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Washington County Hospital
5.75%, 1/1/38	1,000	633
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	1,788
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	1,000	643
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,130
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,145

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Maryland - 2.7% continued
Prince Georges County Special Obligation Bonds, National Harbor Project,
5.20%, 7/1/34	$1,000	$479

		7,018

Massachusetts - 1.4%
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	658
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded,
8.25%, 12/1/10	500	562
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Northern Berkshire Health System,
6.38%, 7/1/34	1,000	658
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Northern Berkshire Health System,
6.38%, 7/1/34	500	329
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series D, Milton Hospital,
5.25%, 7/1/30	2,150	1,255
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System (G.O. of Institution),
6.25%, 10/1/31	500	334

		3,796

Michigan - 1.8%
Detroit Capital Improvement G.O Limited Tax Bonds, Series A-1,
5.00%, 4/1/15	2,500	2,373
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	1,000	784
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A,
6.00%, 6/1/48	3,000	1,669

		4,826

Minnesota - 0.2%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	566

Mississippi - 1.3%
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (FGIC Insured),
5.00%, 1/1/16	3,000	3,298

Missouri - 0.7%
Saint Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors,
6.38%, 12/1/41	3,005	1,965

New Hampshire - 0.2%
New Hampshire Business Finance Authority PCR Refunding Bonds, Series D (AMT), Public Service Co. of New Hampshire,
6.00%, 5/1/21	500	395

New Jersey - 2.5%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.75%, 6/15/34	3,000	2,132
New Jersey Economic Development Authority Revenue Bonds, Series A, First Mortgage-Lions Gate Project,
5.88%, 1/1/37	800	482
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.63%, 7/1/38	2,000	1,324
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	740
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	594
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A,
5.00%, 6/1/41	3,000	1,455

		6,727

New York - 3.7%
Long Island Power Authority Electric Systems Revenue Bonds, Series B,
5.25%, 12/1/14	3,000	3,249

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
New York - 3.7% continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured),
5.25%, 11/15/14	$1,695	$1,873
New York City Industrial Development Agency Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project,
5.50%, 1/1/24	1,000	752
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured,
5.00%, 11/1/14	2,000	2,204
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19	2,500	375
New York State Dormitory Authority Revenue Bonds, Orange Regional Medical Center,
6.25%, 12/1/37	2,000	1,291

		9,744

North Carolina - 3.3%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D,
6.45%, 1/1/14	385	394
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B,
6.13%, 1/1/09	500	500
5.70%, 1/1/17	1,480	1,481
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F,
5.38%, 1/1/13	1,000	1,021
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement Community
6.13%, 11/1/38	2,000	1,431
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, Southminster Project,
5.75%, 10/1/37	2,000	1,154
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.50%, 1/1/13	1,000	1,059
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Catawba Electric,
5.25%, 1/1/17	1,500	1,549

		8,589

Ohio - 4.4%
American Municipal Power-Ohio, Inc., Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,000	4,816
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2,
5.75%, 6/1/34	2,000	1,117
6.50%, 6/1/47	1,000	599
Ohio St Higher Educational Facility Commission Revenue Bonds, Series C, Xavier University,
5.75%, 5/1/28	3,000	2,928
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	2,750	2,209

		11,669

Oklahoma - 0.8%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded,
7.75%, 8/1/10	500	545
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	1,679

		2,224

Pennsylvania - 5.9%
Allegheny County Hospital Development Authority Health System Revenue Bonds, Series A, West Penn Allegheny Health System,
5.38%, 11/15/40	4,000	1,933
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,391
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project,
6.65%, 5/1/10	975	978

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Pennsylvania - 5.9% continued
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	$1,450	$997
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded,
7.25%, 12/1/09	500	536
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,130
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy,
6.75%, 12/1/36	1,750	1,118
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series B (AMT), Reliant Energy Convention,
6.75%, 12/1/36	1,500	958
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Edinboro University,
5.88%, 7/1/38	1,400	925
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series A, LaSalle University,
5.00%, 5/1/37	1,450	852
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University,
5.50%, 5/1/34	1,000	651
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	808
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	492
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, California University of Pennsylvania
6.75%, 9/1/32	490	370
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems,
5.50%, 7/1/30	3,000	1,818
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project - Tanger Outlet Development,
5.45%, 7/1/35	1,000	545

		15,502

Puerto Rico - 0.4%
Puerto Rico Highway & Transportation Authority Transportation Revenue Bonds,
5.00%, 7/1/09	1,000	985

South Carolina - 0.5%
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16	1,740	1,288

Tennessee - 0.7%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37	3,000	1,915

Texas - 8.1%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded,
6.70%, 1/1/11	700	767
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds,
5.38%, 1/1/32	2,545	1,858
Brazos River Authority Refunding PCR Bonds, Series A (AMT), Texas Utilities Electric Co. Project,
7.70%, 4/1/33	2,285	1,349
Brazos River Authority Revenue Refunding Bond, Series A (AMT), TXU Electric Company Project,
8.25%, 10/1/30	2,500	1,593
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,476

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Texas - 8.1% continued
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	$1,000	$746
Gulf Coast Waste Disposal Authority Revenue Bonds (AMT), Valero Energy Corp. Project,
6.65%, 4/1/32	1,000	675
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend
5.75%, 11/1/36	1,000	574
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo,
6.38%, 1/1/23	500	376
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas,
5.50%, 2/15/37	1,320	793
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project,
5.60%, 3/1/27	3,000	2,169
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	2,000	1,405
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	1,734
Sabine River Authority Revenue Refunding Bonds, Series B, TXU Energy Co. LLC Project,
6.15%, 8/1/22	500	302
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/21	500	426
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project,
5.13%, 5/15/37	3,000	1,681
Tyler Health Facilities Development Corp. Hospital Revenue Refunding Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	2,300	1,364

		21,288

Virgin Islands - 0.2%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University),
5.38%, 6/1/34	750	534

Virginia - 3.7%
Amherst IDA Revenue Refunding Bonds, Educational Facilities - Sweet Briar,
5.00%, 9/1/26	1,000	694
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	456
Chesapeake Hospital Authority Facilities Revenue Bonds, Chesapeake General Hospital, Series A,
5.25%, 7/1/18	1,500	1,414
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House Inc.,
5.13%, 10/1/42	1,000	520
5.13%, 10/1/37	2,000	1,067
Tobacco Settlement Financing Corp. Revenue Bonds, Asset Backed, Prerefunded,
5.63%, 6/1/15	4,530	5,184
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project,
6.38%, 3/1/19	1,575	157
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project,
6.25%, 3/1/19	1,680	168

		9,660

Washington - 2.5%
Snohomish County School District No. 201 G.O. Unlimited Bonds,
5.25%, 12/1/21	5,000	5,338
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	1,000	733

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Washington - 2.5% continued
5.63%, 1/1/27	$1,000	$597

		6,668

Wisconsin - 2.2%
Janesville Pollution Control Revenue Bonds, General Motors Corp.
5.55%, 4/1/09	3,245	1,145
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals,
6.75%, 8/15/34	1,000	636
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project,
5.10%, 3/1/25	1,000	664
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	3,155	1,730
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Vernon Memorial Healthcare Project,
5.25%, 3/1/35	2,650	1,599

		5,774

Wyoming - 0.8%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	3,550	2,107

Total Municipal Bonds (Cost $330,573)		236,704

SHORT- TERM INVESTMENTS - 8.1%
Arizona Health Facilities Authority VRDB, Series B, Banner Health (Scotiabank LOC),
0.65%, 1/2/09	400	400
Birmingham G.O. Unlimited Bonds, VRDB, Series A (AMBAC Insured),
2.80%, 1/1/09	4,805	4,805
Fulco Hospital Authority Revenue Antic Certificates, Piedmont Hospital Project (Suntrust Bank LOC),
1.22%, 1/7/09	2,500	2,500
Iowa Higher Education Loan Authority Revenue VRDB, Loras College Facility Project, (Bank of America LOC)
1.10%, 1/1/09	5,000	5,000
North Texas Tollway Authority Revenue VRDB, Series C (FGIC Insured),
9.50%, 1/7/09	4,000	4,000
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
0.72%, 1/7/09	300	300
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
1.30%, 1/2/09	2,447	2,447
Washington State Housing Finance Commission Revenue Bonds, Seattle Art Museum Project, (Allied Irish Bank LOC)
0.70%, 1/7/09	1,900	1,900

Total Short-Term Investments (Cost $21,352)		21,352

Total Investments - 97.8% (Cost $351,925)		258,056

Other Assets less Liabilities - 2.2%		5,937

NET ASSETS - 100.0%		$263,993

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	15.3%
General	10.7
Higher Education	7.5
Medical	22.0
Pollution	6.3
Power	7.6
All other sectors less than 5%	30.6
Total	100%

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2008 (UNAUDITED)

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$351,925

Gross tax appreciation of investments	$3,559
Gross tax depreciation of investments	(97,428)

Net tax depreciation of investments	$(93,869)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	258,056	—

Level 3	—	—

Total	$258,056	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8%
Arizona - 2.5%
Arizona School Facilities Board COP,
5.25%, 9/1/23	$10,000	$9,888
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	5,000	5,312
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds, Sub Lien, (Assured Guaranty Insured),
5.75%, 7/15/18	4,725	4,805
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/38	5,000	4,779

		24,784

California - 11.0%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR MBIA Insured),
5.90%, 8/1/30	2,450	2,415
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,561
Bay Area Tollway Bridge Authority Revenue Bonds, San Francisco Bay Area-F1,
5.13%, 4/1/47	5,000	4,550
California Housing Finance Agency Revenue Bonds, Series A (AMT) (FSA Insured),
4.50%, 2/1/20	5,000	4,177
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	6,070	5,075
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	10,000	10,875
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured),
5.00%, 5/1/21	405	412
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series H (FSA-CR Insured),
5.00%, 5/1/22	5,000	5,013
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 1/1/11	5,000	5,263
California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured),
5.00%, 7/1/17	5,000	5,231
California State Economic Recovery G.O. Unlimited Bonds, Series A (MBIA-CR FGIC Insured),
5.25%, 7/1/14	5,000	5,471
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	390	418
5.75%, 5/1/10	50	54
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	135	135
California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (FGIC Insured),
5.38%, 8/1/26	2,500	2,484
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	3,000	2,536
Grossmont Union High School District G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/33	3,000	2,818
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	5,005	5,106
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,500	2,424
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-A-1,
5.00%, 7/1/24	5,000	5,003
Los Angeles Department of Water & Power Waterworks Revenue Bonds (AMBAC Insured),
5.00%, 7/1/38	5,000	4,556
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,017

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
California - 11.0% continued
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured),
0.00%, 8/1/29	$3,500	$1,224
Orange County Sanitation District COP, Series B (FSA Insured),
5.00%, 2/1/29	1,250	1,179
Port of Oakland Revenue Bonds, Series K (MBIA-RE FGIC Insured),
5.75%, 11/1/15	2,085	2,055
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured),
5.00%, 8/15/19	6,000	6,298
San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/35	5,000	4,746
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured),
0.00%, 12/15/43	17,370	7,718
Southern California Public Power Authority Revenue Bonds, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,142
University of California Revenue Bonds, Multiple Purpose Projects, Series Q (FSA Insured), Prerefunded,
5.00%, 9/1/11	1,000	1,104

		107,135

Colorado - 3.9%
Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity,
0.00%, 10/1/22	35,000	19,032
Denver City & County School District No.1 G.O. Unlimited Refunding Bonds, Series A (MIBA-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,489
E-470 Public Highway Authority Revenue Bonds, Series A1 (MBIA Insured),
5.25%, 9/1/16	10,475	9,986
Public Authority for Colorado Energy Natural Gas Revenue Bonds,
6.50%, 11/15/38	5,000	3,882

		38,389

Connecticut - 0.1%
Connecticut State Special Obligation Rate Reduction Revenue Bonds, Series A,
5.00%, 6/30/09	1,000	1,022

Florida - 6.9%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	200	178
Dade County G.O. Unlimited Refunding Bonds (MBIA Insured),
6.50%, 10/1/10	400	430
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	10,000	10,125
Florida Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	5,272
Florida State Board of Education Lottery Revenue Bonds (MBIA-RE FGIC Insured),
5.00%, 7/1/19	5,000	5,282
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/19	5,000	5,033
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series B (FGIC Insured),
5.25%, 7/1/16	2,380	2,533
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series B (MBIA Insured),
5.00%, 7/1/19	450	453
Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds,
5.25%, 7/1/37	5,000	4,849
Gainesville Utility System Revenue Bonds, Series A (FSA Insured), Prerefunded,
5.00%, 10/1/15	5,000	5,800
Gainesville Utility Systems Revenue Bonds, Series A,
5.25%, 10/1/15	1,065	1,152
5.25%, 10/1/16	1,120	1,210
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	954

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Florida - 6.9% continued
Marco Island Utility System Revenue Bonds (MBIA Insured),
5.25%, 10/1/15	$2,520	$2,677
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (MBIA Insured),
5.25%, 10/1/18	1,645	1,500
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (FGIC Insured),
5.25%, 7/1/25	2,525	2,522
Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (FSA Insured),
5.25%, 10/1/22	2,500	2,539
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,020
Palm Beach County G.O. Unlimited Refunding Bonds, Series B,
6.50%, 7/1/10	250	267
Palm Beach County School Board COP Bonds, Series B (FGIC Insured),
5.00%, Mandatory Put 8/1/11	5,000	5,104
Palm Coast Utility System Revenue Bonds (MBIA Insured),
5.25%, 10/1/21	1,000	1,021
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,349
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,910	6,289

		67,559

Georgia - 3.0%
Athens-Clarke County Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	10,000	10,023
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured),
5.50%, 11/1/18	6,500	6,818
Georgia State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/20	5,000	5,429
Gwinnett County Development Authority COP, Public Schools Project (MBIA Insured), Prerefunded,
5.25%, 1/1/14	6,000	6,847

		29,117

Idaho - 0.1%
Idaho Housing & Finance Association Single Family Mortgage Revenue Bonds, Series E-1, Class III,
4.85%, 7/1/28	1,445	1,119

Illinois - 4.3%
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (MBIA Insured),
5.25%, 1/1/26	5,000	4,609
Chicago O’Hare International Airport Revenue Bonds, Series B (FSA Insured),
5.00%, 1/1/19	5,000	5,190
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded,
5.75%, 5/15/11	500	548
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,318
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	852
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	2,500	1,519
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,136
Illinois State G.O. Unlimited Bonds, 1st Series (MBIA Insured),
5.70%, 6/1/19	4,000	4,142
Illinois State Sales Tax Revenue Bonds, First Series (MBIA-RE FGIC Insured),
6.00%, 6/15/26	5,000	5,559
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured),
5.38%, 12/15/16	5,000	5,187

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Illinois - 4.3% continued
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured),
5.25%, 6/15/42	$9,045	$8,641

		41,701

Indiana - 0.1%
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	1,000	944

Iowa - 0.8%
Iowa Finance Authority Hospital Facility Revenue Bonds, Mercy Medical Center Project (FSA Insured), Prerefunded,
6.00%, 8/15/09	3,610	3,764
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded,
5.60%, 6/1/11	4,000	4,328

		8,092

Kansas - 0.7%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
5.25%, 11/15/15	1,385	1,357
6.25%, 11/15/18	1,600	1,606
Wichita Water & Sewer Utility Revenue Bonds (FGIC Insured),
5.25%, 10/1/18	4,000	4,156

		7,119

Kentucky - 1.0%
Kentucky State Property & Buildings Commission Refunding Bonds,,
5.00%, 11/1/20	10,000	10,216

Maryland - 1.5%
Maryland G.O. Unlimited Bonds, State & Local Facilities, Second Series,
5.00%, 8/1/20	5,000	5,391
Maryland State Department of Transportation Revenue Bonds, Second Issue,
4.00%, 9/1/21	10,000	9,623

		15,014

Massachusetts - 4.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Series B,
5.25%, 7/1/19	10,000	11,136
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series K, Dana Farber Cancer Institute,
5.25%, 12/1/24	2,000	1,787
Massachusetts School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/19	5,000	5,364
Massachusetts State G.O. Limited Bonds, Series D (MBIA-IBC Insured),
5.50%, 8/1/19	1,500	1,711
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology,
5.00%, 7/1/19	5,000	5,490
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System,
5.25%, 7/1/12	3,450	3,507
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured),
6.25%, 4/1/20	5,000	6,002
Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family,
3.45%, 12/1/09	1,050	1,053
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds (FGIC Insured), Prerefunded,
5.75%, 1/1/14	2,350	2,668
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority),
5.00%, 8/1/24	3,200	3,205

		41,923

Michigan - 0.3%
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
6.00%, 10/15/38	2,500	2,552

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Minnesota - 0.3%
Minnesota State G.O. Unlimited Bonds,
5.00%, 10/1/09	$2,500	$2,579
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured),
5.35%, 7/1/17	470	475

		3,054

Mississippi - 0.6%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	5,000	5,301
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	75	72

		5,373

Missouri - 0.9%
Bi-State Development Agency Missouri- Illinois District Revenue Bonds, Series B, Metrolink Cross County Project (FSA Insured),
5.25%, 10/1/17	2,620	2,778
Missouri State Highways & Transit Commission Revenue Bonds, Second Lien,
5.25%, 5/1/19	5,000	5,519

		8,297

Nevada - 1.1%
Nevada State Capital Improvement & Cultural Affairs G.O. limited Bonds, Series C,
5.00%, 6/1/21	10,000	10,344

New Jersey - 2.3%
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured),
5.00%, Mandatory Put 9/1/14	5,000	5,280
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	503
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Unrefunded Balance,
6.25%, 7/1/17	555	555
New Jersey Sports & Exposition Authority State Contract Revenue Bonds, Series B,
4.00%, 9/1/19	3,000	2,848
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,500	2,583
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR Insured),
5.50%, 1/1/25	5,000	5,435
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (FSA Insured),
4.00%, 12/15/17	5,000	5,001

		22,205

New York - 14.4%
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded,
6.00%, 7/1/09	2,500	2,568
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded,
6.13%, 4/1/10	3,815	4,055
Metropolitan Transportation Authority Revenue Bonds, Series B,
5.00%, Mandatory Put 11/15/12	2,750	2,766
Metropolitan Transportation Authority Revenue Bonds, Series B (MBIA Insured),
5.25%, 11/15/20	10,000	10,159
New York City G.O. Unlimited Bonds, Series A, Prerefunded,
6.00%, 5/15/10	305	328
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/19	30	32
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health System (G.O. of Corp.),
5.00%, 2/15/13	7,820	8,019
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	2,500	2,556
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA,
5.00%, 6/15/21	10,000	10,300

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
New York - 14.4% continued
New York Local Government Assistance Corp. Revenue Refunding Bonds, Series C (MBIA-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	$2,500	$2,856
New York Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding),
5.25%, 6/1/17	10,000	10,739
New York State Dormitory Authority State Personal Income Tax Revenue Bonds, Series B,
5.75%, 3/15/36	5,000	5,132
New York State Dormitory Authority State Personal Income Tax Revenue Bonds, Series C,
5.00%, 3/15/25	5,000	4,988
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (FSA Insured),
5.00%, 2/15/19	1,500	1,579
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Municipal Water Finance Authority,
5.00%, 6/15/20	5,245	5,485
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Prerefunded,
6.00%, 6/15/09	170	174
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance,
6.00%, 6/15/16	1,330	1,355
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance,
5.00%, 6/15/25	5,000	5,010
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series D, Municipal Water Project,
5.38%, 6/15/19	5,250	5,494
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,282
New York State Urban Development Corp. Personal Income TRB, State Facilities, Series A, Prerefunded,
5.13%, 3/15/12	1,000	1,105
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,860	4,147
5.38%, 1/1/22	1,850	1,868
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (G.O. of Corp.),
5.50%, 7/1/16	1,250	1,253
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured),
5.25%, 10/15/19	5,100	5,482
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.25%, 6/1/13	5,000	5,002
5.50%, 6/1/15	5,000	5,051
5.50%, 6/1/18	5,000	5,038
5.50%, 6/1/19	2,500	2,500
5.50%, 6/1/20	5,000	4,958
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (MBIA Insured),
5.50%, 11/15/21	5,000	5,403
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority),
5.25%, 11/15/18	5,000	5,294
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C (G.O. of Authority),
5.00%, 11/15/38	5,065	4,688

		140,666

North Carolina - 2.2%
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A,
5.20%, 1/1/10	2,505	2,529
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/19	5,000	5,302
North Carolina G.O. Unlimited Bonds, Series A, Prerefunded,
5.25%, 3/1/15	10,000	11,649

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
North Carolina - 2.2% continued
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.25%, 1/1/20	$2,000	$2,037

		21,517

Ohio - 1.2%
Akron G.O. Limited Bonds, Prerefunded,
5.75%, 12/1/10	1,000	1,091
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	5,000	4,824
Cleveland City Airport System Revenue Bonds, Series B (AMT) (FSA Insured),
5.25%, 1/1/12	5,000	4,948
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	555	558

		11,421

Oregon - 0.9%
Portland Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded,
6.00%, 6/15/10	3,450	3,721
Portland City Sewer System Revenue Refunding Bonds, Series B, Second Lien (FSA Insured),
5.00%, 6/15/23	5,000	5,073

		8,794

Pennsylvania - 5.9%
Allegheny County Hospital Development Authority Revenue Bonds, Series B, University of Pittsburgh Medical Center,
5.00%, 6/15/18	4,000	3,975
Daniel Boone Area School District G.O. Limited Notes (State Aid Withholding),
5.00%, 8/15/32	2,500	2,305
North Pocono School District G.O. Unlimited Bonds (FGIC State Aid Withholding Insured), Prerefunded,
5.00%, 3/15/13	5,000	5,583
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,200	968
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	754
Pennsylvania State G.O. Unlimited Bonds, First Series A,
5.00%, 11/1/20	17,630	18,741
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured),
5.00%, 7/1/09	5,000	5,106
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 8/1/20	5,000	5,325
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (MBIA Insured - G.O. of Agency), Prerefunded,
6.00%, 12/15/10	1,815	1,974
Pennsylvania State Higher Education Revenue Bonds, Capital Acquisition (MBIA Insured - G.O. of Agency), Prerefunded,
6.13%, 12/15/10	1,925	2,098
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,355
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,258

		57,442

Puerto Rico - 0.4%
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured),
5.00%, 7/1/20	3,000	2,769
Puerto Rico Municipal Financing Agency G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded,
6.00%, 8/1/09	1,000	1,041

		3,810

South Carolina - 1.2%
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3,
5.00%, 1/1/17	2,250	2,411
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured),
5.00%, 1/1/18	5,000	5,305

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
South Carolina - 1.2% continued
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	$1,250	$1,307
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/33	3,000	2,860

		11,883

Tennessee - 1.3%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15	2,000	2,027
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 5/15/20	10,000	10,671

		12,698

Texas - 8.3%
Dallas-Fort Worth International Airport Revenue Bonds, Series A (AMT) (MBIA Insured),
5.50%, 11/1/20	1,000	892
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded,
0.00%, 8/15/10	2,225	761
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF Gtd.),
0.00%, 8/15/26	1,140	367
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.),
6.50%, 8/15/14	1,535	1,716
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, Methodist Hospital,
5.25%, 12/1/13	5,000	5,207
Harris County G.O. Limited Refunding Bonds, Series C,
5.75%, 10/1/25	4,260	4,569
Lower Colorado River Authority Revenue Refunding Bonds,
5.75%, 5/15/37	10,000	9,414
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.50%, 5/15/37	10,000	10,234
Lower Colorado River Authority Unrefunded Balance Revenue Refunding Bonds, Series B (FSA Insured),
6.00%, 5/15/10	8,745	8,959
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	500	503
Sabine River Authority Revenue Refunding Bonds, Southwestern Electric Co. (MBIA Insured),
4.95%, 3/1/18	3,000	2,852
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	917
6.00%, 10/1/21	1,250	1,065
San Antonio City Electric & Gas Systems Revenue Bonds,
5.00%, 2/1/21	10,000	10,362
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/09	875	887
San Antonio Electric & Gas Unrefunded Balance Revenue Bonds, Series A,
5.25%, 2/1/16	6,490	6,580
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (FGIC Insured),
4.40%, 9/1/11	5,000	5,007
Texas State Transportation Commission Revenue Bonds, First Tier,
5.00%, 4/1/19	5,000	5,422
Texas State Turnpike Authority Capital Appreciation Revenue Bonds, 1st Tier (AMBAC Insured),
0.00%, 8/15/27	15,000	5,180

		80,894

Utah - 1.2%
Utah Transit Authority Sales Tax Revenue Bonds, Series B (FSA Insured), Prerefunded,
4.75%, 12/15/15	10,000	11,437

Virgin Islands - 0.0%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	370	378

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
Virginia - 2.4%
Hampton Roads Sanitation District Wastewater Revenue Bonds,
5.00%, 4/1/33	$5,000	$4,903
Virginia College Building Authority Education Facilities Revenue Bonds, Series B, 21st Century College & Equipment,
5.00%, 2/1/12	5,000	5,423
Virginia Public Building Authority Public Facilities Revenue Refunding Bonds, Series D,
5.00%, 8/1/16	5,000	5,481
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series E - Subseries E-1 (AMT) (G.O. of Authority Insured),
4.00%, 4/1/10	5,100	5,115
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series F - Subseries F-1 (G.O. of Authority Insured),
4.00%, 4/1/12	2,000	2,014

		22,936

Washington - 1.1%
Washington State G.O. Unlimited Bonds, Series S-4,
5.75%, 1/1/12	10,000	10,359

Wisconsin - 0.6%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4 (MBIA Insured),
5.00%, 5/1/16	5,000	5,443

Total Municipal Bonds (Cost $849,112)		845,637

SHORT-TERM INVESTMENTS - 12.9%
Arizona Health Facilities Authority VRDB, Series B, Banner Health (Scotiabank LOC),
0.65%, 1/2/09	6,870	6,870
Blount County Public Building Authority VRDB, Series C-1-A, Local Government Public Improvement,
1.25%, 1/1/09	4,200	4,200
Clarksville Public Building Authority Pooled Financing Revenue VRDB, Tennesse Municipal Building Fund (Bank of American N.A. LOC),
1.10%, 1/2/09	3,500	3,500
Collier County Health Facilities Authority Revenue VRDB, Cleveland Health Clinic, Series C-1 (JPMorgan Chase & Co. LOC),
1.10%, 1/2/09	1,600	1,600
Connecticut State Health & Educational Facilities Authority Revenue VRBD, Series Y-3, Yale University,
0.70%, 1/2/09	5,000	5,000
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series V1, Yale University,
0.70%, 1/2/09	1,000	1,000
Cuyahoga County Revenue VRDB, Cleveland Clinic, Subseries B3,
1.05%, 1/2/09	2,400	2,400
Georgia State G.O. Unlimited VRDB, Series H-1,
1.60%, 1/1/09	6,932	6,932
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.95%, 1/2/09	1,100	1,100
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
0.95%, 1/2/09	3,800	3,800
Illinois Finance Authority Revenue VRDB, Series D, The Clare Water Project (LaSalle Bank N.A. LOC),
1.10%, 1/1/09	15,000	15,000
Lee County Housing Finance Authority Multifamily Housing Revenue Refunding Adjustable Bonds, Series A, Forestwood Apartments Project A (FNMA Insured),
0.86%, 1/7/09	300	300
Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, Loop LLC Project (SunTrust Bank LOC),
1.10%, 1/2/09	1,200	1,200
Massachusetts State G.O. Unlimited VRDB, Series B,
1.15%, 1/1/09	13,400	13,400
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University,
0.75%, 1/1/09	5,000	5,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series B, Chevron USA, Inc. Project,
1.05%, 1/2/09	2,650	2,650

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.9% continued
Mississippi Business Finance Corp. Revenue VRDB, Series A, North America LLC (JP Morgan Chase Bank LOC),
1.45%, 1/1/09	$900	$900
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity,
1.15%, 1/2/09	1,265	1,265
Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC),
1.10%, 1/2/09	5,200	5,200
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health (U.S. Bank N.A. LOC),
1.35%, 1/2/09	4,700	4,700
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
0.72%, 1/7/09	11,900	11,900
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
1.30%, 1/2/09	10,200	10,200
Tucson IDA Family Housing Residence Projects Revenue VRDB, Series A (Fannie Mae Insured),
1.41%, 1/1/09	400	400
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 4,
0.72%, 1/7/09	5,900	5,900
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC),
1.20%, 1/2/09	2,000	2,000
Utah Water Finance Agency Revenue VRDB, Series B-3 (JP Morgan Chase Bank),
0.81%, 1/7/09	1,100	1,100
Valdez Marine Terminal Revenue Refunding VRDB, Series B, BP Pipelines Project,
1.10%, 1/1/09	910	910
Waco Educational Finance Corp. Revenue VRDB, Series A, Baylor University,
0.70%, 1/7/09	7,200	7,200

Total Short-Term Investments (Cost $125,627)		125,627

Total Investments - 99.7% (Cost $974,739)		971,264

Other Assets less Liabilities - 0.3%		2,720

NET ASSETS - 100.0%		$973,984

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Education	7.2%
Facilities	5.9
General	6.9
General Obligation	17.6
Medical	5.1
Power	7.9
Transportation	15.5
Utilities	9.3
Water	6.6
All other sectors less than 5%	18.0
Total	100%

Federal Tax Information: At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$974,739

Gross tax appreciation of investments	$14,381
Gross tax depreciation of investments	(17,856)

Net tax depreciation of investments	$(3,475)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	971,264	—

Level 3	—	—

Total	$971,264	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

IBC - Insured Bond Certificate

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

RE - Reinsurance

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1%
Alabama - 0.5%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.50%, 2/1/11	$2,000	$2,159

Alaska - 1.1%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (MBIA Insured), Prerefunded,
5.75%, 9/15/10	750	806
Boro of Matanuska-Susitna Alaska Lease Revenue Bonds, Goose Creek Correctional Center,
5.00%, 9/1/14(1)	4,285	4,594

		5,400

Arizona - 2.7%
Arizona Health Facilities Authority Revenue Bonds, Series D, Banner Health,
5.00%, 1/1/14	2,000	2,019
Arizona School Facilities Board Revenue Bonds, Series A, State School Trust,
5.25%, 7/1/10	2,000	2,073
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,253
Phoenix City G.O. Unlimited Revenue Bonds, Series B,
5.00%, 7/1/16	5,000	5,577
Pima County Street & Highway Revenue Bonds (FGIC Insured),
4.25%, 7/1/11	1,540	1,554

		12,476

California - 2.5%
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	514
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/14	3,000	3,286
California State G.O. Unlimited Refunding Bonds,
5.00%, 5/1/14	2,400	2,545
California State G.O. Unlimited Refunding Bonds (FSA Insured),
5.25%, 2/1/10	2,200	2,259
San Joaquin County Transportation Authority Sales Tax Revenue Senior Notes,
5.00%, 4/1/11	3,000	2,999

		11,603

Colorado - 2.3%
Broomfield COP, Open Space Park and Recreation Facilities (AMBAC Insured),
5.75%, 12/1/14	2,000	2,081
Colorado Department of Transportation Revenue Anticipation Notes, Series A (MBIA Insured),
5.50%, 6/15/12	1,000	1,096
E-470 Public Highway Authority Revenue Bonds, Series B2 (MBIA Insured),
5.00%, Mandatory Put 9/2/11	2,000	1,971
Regional Transportation District COP, Transit Vehicles, Series A (AMBAC Insured),
5.00%, 12/1/16	2,730	2,825
Regional Transportation District Refunding COP, Series A (FGIC Insured),
5.00%, 6/1/11	1,750	1,811
Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded,
5.00%, 11/1/16	1,000	1,166

		10,950

Connecticut - 0.3%
Cheshire G.O. Unlimited Refunding Bonds, Lot B,
4.00%, 8/1/09	500	510
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastrature (FSA Insured),
5.25%, 9/1/10	500	529
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastrature (FSA Insured),
5.38%, 10/1/10	250	265

		1,304

Florida - 7.5%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	5,000	5,062

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1% continued
Florida - 7.5% continued
Florida Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.00%, 10/1/16	$4,000	$4,285
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B,
4.00%, 6/1/12	675	707
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (BHAC-CR FGIC Insured),
5.25%, 6/1/12	1,000	1,084
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,700
Florida State Department of Environmental Protection Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/10	1,500	1,553
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	1,500	1,745
Jacksonville City Excise Taxes Revenue Bonds, Series B (AMBAC Insured),
5.38%, 10/1/18	2,350	2,486
Miami-Dade County G.O. Unlimited Bonds, Series B, Buliding Better Communities Project,
5.00%, 7/1/15	5,000	5,355
Miami-Dade County Water & Sewer Revenue Refunding Bonds (MBIA Insured),
5.00%, 10/1/10	2,000	2,078
Polk County Transportation Improvement Revenue Bonds (FSA Insured), Prerefunded,
5.25%, 2/1/10	1,000	1,082
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,604
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/11	1,510	1,589
5.00%, 10/1/12	1,440	1,533
5.00%, 10/1/14	2,535	2,723
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (MBIA Insured),
5.00%, 10/1/14	500	535

		35,121

Georgia - 3.1%
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	3,088
Coweta County Development Authority Revenue Bonds, Newnan Water & Sewerage Project (AMBAC Insured), Prerefunded,
5.25%, 1/1/10	1,000	1,053
De Kalb County School District G.O. Unlimited (State Aid Withholding),
5.00%, 2/1/11	1,000	1,061
Georgia State Road & Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/13	3,000	3,310
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,104
Municipal Electric Authority of Georgia Revenue Bonds, Series A, One Sub Project,
5.00%, 1/1/13	2,000	2,117
Municipal Electric Authority of Georgia Revenue Bonds, Sub Series D,
5.00%, 1/1/13	1,710	1,816
5.00%, 1/1/14	1,045	1,114

		14,663

Hawaii - 1.2%
Hawaii State G.O. Unlimited Bonds, Series DA (MBIA Insured),
5.25%, 9/1/16	5,000	5,431

Idaho - 0.2%
University of Idaho Adjustable Revenue Refunding Bonds, Series A ( FSA Insured),
4.38%, Mandatory Put 4/1/11	750	744

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1% continued
Illinois - 1.5%
Chicago G.O. Unlimited, Lakefront Millenium Parking Facility (MBIA Insured),
5.70%, 1/1/12	$700	$791
Chicago Transit Authority Revenue Bonds, Federal Transit Administration Section
5309, (Assured Guaranty Insured),
5.00%, 6/1/12	1,385	1,489
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,251
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,108
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured),
5.38%, 12/15/16	2,250	2,334

		6,973

Indiana - 2.8%
Indiana Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,752
Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured),
5.13%, 6/1/14	3,350	3,836
Indiana University Revenue Bonds, Series O, Student Fee (FGIC Insured),
5.00%, 8/1/11	600	639
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,625
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured-State Aid Withholding),
4.00%, 1/15/13	500	524
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	1,805	1,867

		13,243

Kentucky - 1.3%
Kentucky State Property & Buildings Commission Refunding Bonds,
5.00%, 11/1/12	4,475	4,809
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project #66 (MBIA Insured), Prerefunded,
5.75%, 5/1/10	1,000	1,060

		5,869

Louisiana - 0.5%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.25%, 11/15/10	1,250	1,339
5.00%, 4/1/12	1,000	1,096

		2,435

Maryland - 0.7%
Maryland State Department of Transportation Revenue Bonds,,
4.50%, 2/15/12	1,850	1,982
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/12	1,000	1,094

		3,076

Massachusetts - 1.8%
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/14	2,740	3,131
Massachusetts State G.O. Limited Bonds, Series C (MBIA-RE FGIC Insured G.O. of Commonwealth),
5.50%, 11/1/14	1,875	2,148
Massachusetts State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
5.00%, 8/1/11	1,500	1,610
Massachusetts State Refunding G.O. Unlimited, Series A,
6.00%, 11/1/11	1,275	1,406

		8,295

Michigan - 2.5%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (MBIA Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,135

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1% continued
Michigan - 2.5% continued
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Project (FSA Insured),
5.00%, 10/15/09	$3,600	$3,697
5.00%, 10/15/10	1,000	1,042
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (MBIA Insured), Prerefunded,
5.00%, 10/15/13	5,000	5,604

		11,478

Minnesota - 1.4%
Minnesota Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,087
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,555

		6,642

Mississippi - 0.7%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,899
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	510	557

		3,456

Nebraska - 0.4%
Nebraska Public Power District Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,860

Nevada - 1.1%
Clark County Revenue Bonds, Series A, Subordinate Lien (MBIA Insured), Prerefunded,
6.00%, 7/1/10	550	594
Clark County School District G.O. Limited Bonds, Series C (MBIA Insured),
5.00%, 6/15/12	2,350	2,518
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.50%, 6/15/13	2,000	2,117

		5,229

New Hampshire - 0.6%
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	2,500	2,720

New Jersey - 3.9%
New Jersey COP, Series A, Equipment Lease Purchase,
5.00%, 6/15/12	2,500	2,643
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,640
New Jersey Economic Development Authority Revenue Bonds, Series A, School Facilities Construction (AMBAC Insured), Prerefunded,
5.25%, 6/15/11	1,700	1,853
New Jersey State G.O. Unlimited Refunding Bonds, Series D,
6.00%, 2/15/11	4,500	4,852
New Jersey State G.O. Unlimited Refunding Bonds, Series J (FGIC-TCRS Insured),
5.00%, 7/15/11	1,000	1,069
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,066
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured),
3.75%, 12/15/12	1,500	1,501
Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (MBIA Gtd.),
5.00%, 1/1/11	1,350	1,428

		18,052

New Mexico - 1.2%
Albuquerque Water and Sewer System Improvement Revenue Refunding Bonds, Series A,
5.25%, 7/1/09	1,275	1,303
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,,
4.00%, 6/1/13	1,000	1,016
New Mexico Severance Tax Revenue Bonds, Series A-1,
4.00%, 7/1/16	3,300	3,385

		5,704

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1% continued
New York - 7.1%
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (MBIA Insured),
5.00%, 11/15/12	$4,000	$4,220
New York City G.O. Unlimited Bonds, Series B,
5.00%, 8/1/10	1,055	1,097
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health System (G.O. of Corp.),
5.00%, 2/15/13	5,000	5,127
New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum Modern Art,
5.00%, 10/1/10	3,000	3,155
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	2,000	2,109
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B,
5.00%, 7/1/14	1,370	1,477
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement,
5.00%, 2/15/14	2,810	2,973
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,273
New York State Tollway Authority Revenue Bonds, Series A, General Highway & Bridge Trust Fund,
5.00%, 4/1/14	1,000	1,091
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,223
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority),
5.25%, 11/15/18	5,000	5,294

		33,039

North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency Revenue Refunding Bonds, Series B (FGIC-TCRS Insured),
6.13%, 1/1/09	3,500	3,500
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	2,300	2,507

		6,007

Ohio - 0.2%
Ohio State Building Authority Revenue Refunding Bonds, Series A, State Facilities Administration Building Project, (FSA Insured),
5.00%, 4/1/09	1,000	1,010

Oklahoma - 0.4%
Oklahoma Municipal Power Authority Supply System Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,702

Oregon - 1.1%
Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Gtd.), Prerefunded,
5.25%, 6/15/10	1,000	1,058
Multnomah Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (FSA Insured School Bond Gtd.), Prerefunded,
5.11%, 6/15/11	1,000	1,095
Umatilla County School District No. 8R Hermiston G.O. Unlimited Bonds (MBIA Insured), Prerefunded,
5.20%, 6/15/19	1,000	1,021
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 6/1/12	1,800	1,961

		5,135

Pennsylvania - 0.7%
Lehigh County General Purpose Authority Revenue Bonds, Saint Lukes Bethlehen Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,144
Pennsylvania Turnpike Commission Revenue Anticipation Notes, Series A (AMBAC Insured),
4.00%, 10/15/09	2,000	2,005

		3,149

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1% continued
South Carolina - 0.6%
Greenville County School District Revenue Bonds, Prerefunded,
5.50%, 12/1/12	$1,750	$1,996
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,000	1,046

		3,042

Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Revenue Refunding Bonds, Series B, Vanderbilt University,
5.00%, 10/1/12	1,600	1,749
Tennessee State School Bond Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,088

		2,837

Texas - 7.8%
Bell County G.O. Limited Tax Notes,
5.00%, 2/15/15	2,000	2,106
Corpus Christi G.O. Certificates (FSA Insured), Prerefunded,
5.75%, 3/1/11	1,000	1,089
Dallas City Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/11	3,435	3,699
Fort Worth G.O. Certificates (FSA Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,089
Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
5.75%, 8/15/10	300	321
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, Methodist Hospital,
5.25%, 12/1/13	3,000	3,124
Harris County Revenue Refunding Bonds Senior Lien, Toll Road (FSA Insured),
5.38%, 8/15/09	1,000	1,028
Irving Improvement Refunding G.O. Limited Bonds,
5.00%, 9/15/11	1,000	1,077
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,066
Lower Colorado River Authority Transmission Contract Revenue Bonds (FSA Insured),
5.38%, 5/15/14	1,235	1,315
McKinney G.O. Limited Bonds, Series B, Prerefunded,
5.50%, 8/15/09	400	412
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,034
North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier,
5.00%, Mandatory Put 1/1/11	3,000	2,989
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,083
San Antonio City Electric & Gas Systems Revenue Refunding Bonds,
5.50%, 2/1/12	5,000	5,428
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.50%, Mandatory Put 12/1/10	4,000	4,034
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/09	225	228
San Antonio General Improvement Refunding G.O. Limited Bonds,
4.00%, 8/1/12	1,585	1,675
Texas State Public Financing Authority G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,516

		36,313

Utah - 2.2%
Alpine School District G.O. Unlimited Bonds (School Bond Gtd.), Prerefunded,
5.25%, 9/15/11	2,000	2,189
Intermountain Power Agency Power Supply Revenue Bonds, Series F, Convention 2008,
3.00%, Mandatory Put 3/15/09	2,500	2,500
Intermountain Power Agency Revenue Refunding Bonds, Series A,
5.50%, 7/1/14	3,500	3,772

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.1% continued
Utah - 2.2% continued
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	$650	$653
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,108

		10,222

Virginia - 1.8%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 12/1/13	1,000	1,117
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, 21st Century College & Equipment,
5.00%, 2/1/11	4,600	4,884
Virginia Public Building Facilities Authority Revenue Bonds, Series B,
5.00%, 8/1/12	1,355	1,482
Virginia Resources Authority Infrastructure Revenue Bonds, Series B, Pooled Financing Program,
5.00%, 11/1/10	775	818

		8,301

Washington - 2.6%
Energy Northwest Electric Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	3,500	3,849
Franklin County Public Utility District No. 001 Electric Revenue Bonds (MBIA Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,128
King County Sewer Revenue Refunding Bonds, Series B (FSA Insured),
5.50%, 1/1/15	1,500	1,607
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	3,000	3,299
Washington State G.O. Unlimited Bonds, Series C, Various Purpose (FGIC Insured),
5.25%, 1/1/19	2,000	2,073

		11,956

Wisconsin - 2.2%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,785
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,168
Wisconsin State G.O. Unlimited Refunding Bonds (MBIA-RE FGIC Insured),
5.25%, 5/1/10	1,000	1,050
Wisconsin State G.O. Unlimited, Series F (FSA Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,113

		10,116

Wyoming - 0.7%
Campbell County Recreation Project Revenue Bond,
5.00%, 6/15/12	3,000	3,169

Total Municipal Bonds (Cost $325,835)		330,881

	NUMBER OF SHARES
INVESTMENT COMPANIES - 0.0%
AIM Tax-Free Cash Reserve Portfolio	95,503	96

Total Investment Companies (Cost $96)		96

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 29.1%
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured),
3.00%, 1/1/09	$300	300
Chicago Board of Education G.O. Unlimited VRDB, Series D (FSA Insured),
5.00%, 1/1/09	16,000	16,000
Denver City & County Multi-Family Housing Adjusted Rate Revenue Bonds, Ogden Residences Project (Credit Lyonnais LOC),
1.55%, 1/1/09	2,600	2,600
Everett Public Facilities District Project Revenue VRDB,
3.10%, 1/2/09	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 29.1% continued
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.95%, 1/2/09	$800	$800
Harris County Health Facilities Development Corp. Revenue Refunding Bonds, VRDB, Series A-1, Methodist Hospital Systems,
0.95%, 1/2/09	900	900
Haverford Township School District G.O. Limited Bonds (FSA State Withholding Insured),
4.25%, 1/1/09	16,000	16,000
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project (M&I Marley & Ilsley LOC),
1.25%, 1/1/09	1,300	1,300
Illinois Finance Authority Revenue VRDB, Series B-2, Northwestern Memorial Hospital,
1.15%, 1/2/09	300	300
Iowa Finance Authority Health Care Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC),
1.35%, 1/2/09	730	730
Jackson County Economic Development Corp. Revenue VRDB, Series A, Viste Grande Villa,
1.10%, 1/2/09	200	200
Jacksonville PCR Daily Refunding VRDB, Florida Power and Light Co. Project,
1.75%, 1/1/09	400	400
Kansas Development Finance Authority Revenue VRDB, Series BB, VLG Shalom Obligation Group (Sovereign Bank FSB LOC),
1.11%, 1/1/09	755	755
Louisville & Jefferson County Metropolitan Sewer & Drain System District Revenue Bonds (FSA Insured),
2.25%, 1/2/09	11,000	11,000
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System (Wachovia Bank N.A. LOC),
1.60%, 1/2/09	9,500	9,500
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare System Revenue VRDB, Series A, Childrens Hospital Clinics (FSA Insured),
1.40%, 1/2/09	1,200	1,200
Mississippi Business Finance Commission Revenue Bonds, VRDB, Series B, Chevron USA Inc. Project,
1.05%, 1/2/09	3,000	3,000
Missouri State Health & Educational Facilities Authority Educational Facilities VRDB, Series B, Saint Louis University,
1.38%, 1/2/09	400	400
New Hampshire Health & Education Facilities Authority Revenue VRDB, Saint Anselm College (RBS Citizens N.A. LOC),
1.35%, 1/2/09	200	200
New York State Dormitory Authority Revenue Bonds, Subseries D-2A, Mental Health Services (MBIA Insured),
8.00%, 1/1/09	2,300	2,300
New York State Dormitory Authority Revenue VRDB, Series 2B, Mental Health Facilities Improvement (FSA Insured),
3.50%, 1/1/09	5,400	5,400
North Penn Water Authority Revenue VRDB (FSA Insured),
4.25%, 1/1/09	8,500	8,500
Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC),
1.10%, 1/2/09	1,600	1,600
Orlando & Orange County Expressway Authority Revenue Bonds, Series C1 (FSA Insured),
4.00%, 1/1/09	5,000	5,000
Pinellas County Health Facility Authority Revenue VRDB, Hospital Facilities-Bayfront Projects (Suntrust Bank LOC),
1.10%, 1/2/09	600	600
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health (U.S. Bank N.A. LOC),
1.35%, 1/2/09	1,600	1,600
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
0.72%, 1/7/09	10,400	10,400
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
1.30%, 1/2/09	2,923	2,923
Tucson IDA Family Housing Residence Projects Revenue VRDB, Series A (Fannie Mae Insured),
1.41%, 1/1/09	1,200	1,200

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 29.1% continued
Uinta County PCR Refunding Bonds, Chevron U.S.A. Inc., Project,
1.08%, 1/2/09	$300	$300
Utah Water Finance Agency Revenue VRDB, Series B-3 (JP Morgan Chase Bank),
0.81%, 1/7/09	10,700	10,700
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Revenue Refunding Bonds, Series B,
4.00%, 1/1/09	1,000	1,000
Wayne Charter County Economic Development Corp. Limited Obligation Revenue VRDB, University Detroit Jesuit Project (Allied Irish Bank PLC LOC),
1.40%, 1/1/09	600	600
Western Michigan University Revenue Bonds (FSA Insured),
8.00%, 1/7/09	16,000	16,000

Total Short-Term Investments (Cost $135,708)		135,708

Total Investments - 100.2% (Cost $461,639)		466,685

Liabilities less Other Assets - (0.2)%		(1,000)

NET ASSETS - 100.0%		$465,685

(1) When-Issued Security.

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the Short Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.7%
General	7.7
General Obligation	18.8
Medicals	7.4
Power	6.7
School District	14.9
Transportation	14.3
Utilities	7.3
All other sectors less than 5%	16.2
Total	100%

Federal Tax Information: At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$461,639

Gross tax appreciation of investments	$5,959
Gross tax depreciation of investments	(913)

Net tax appreciation of investments	$5,046

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	466,685	—

Level 3	—	—

Total	$466,685	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate. Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

Gtd - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%
Arizona - 3.3%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	$5,000	$5,129
Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.),
5.90%, 5/1/24	1,000	883
Maricopa County Unified School District No 89 Dysart G.O. Bonds, Series B, School improvement Project of 2002 (AMBAC Insured),
5.00%, 7/1/27	1,500	1,387
McAllister Academic Village Revenue Refunding Bonds, Arizona State University,
5.25%, 7/1/33	3,000	2,746
Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (FGIC Insured),
0.00%, 7/1/20	2,045	1,701
Phoenix Civic Improvement Corp. Revenue Bonds, Light Rail Project (AMBAC Insured),
5.00%, 7/1/15	5,000	5,453
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	5,000	5,312
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/38	5,000	4,779

		27,390

California - 15.0%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR MBIA Insured),
5.90%, 8/1/30	10,000	9,858
Bakersfield City COP, Series B, Escrowed to Maturity,
0.00%, 4/15/21	10,000	6,018
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,561
Bay Area Tollway Bridge Authority Revenue Bonds, San Francisco Bay Area-F1,
5.13%, 4/1/47	5,000	4,550
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,520
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	5,500	4,598
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	10,000	10,875
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series H (FSA-CR Insured),
5.00%, 5/1/22	5,000	5,013
California State Department of Water Resources Revenue Bonds, Series H, Power Supply (FSA Insured),
5.00%, 5/1/21	2,095	2,128
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	400	429
5.75%, 5/1/10	50	54
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	130	130
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (FGIC Insured),
0.00%, 2/1/32	5,800	1,205
Eastern Municipal Water District Water & Sewer COP, Series H,
5.00%, 7/1/33	2,500	2,304
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,450	1,614
Grossmont Union High School District G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/33	10,000	9,394
Kern High School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
6.60%, 2/1/17	1,845	1,979
6.60%, 8/1/17	1,825	1,958

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
California - 15.0% continued
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	$5,000	$5,101
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	10,000	9,694
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-A-1,
5.00%, 7/1/24	4,500	4,503
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election of 2004 (FSA Insured),
5.00%, 7/1/21	5,000	5,196
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,017
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured),
0.00%, 8/1/28	3,000	1,114
Orange County Sanitation District COP, Series B (FSA Insured),
5.00%, 2/1/29	1,250	1,179
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	10,000	10,149
San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/35	6,000	5,696
San Joaquin County Transportation Authority Sales Tax Revenue Bonds, Measure K-Senior Notes,
4.00%, 4/1/11	1,000	986
San Mateo County Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2005 (MBIA Insured),
0.00%, 12/31/49	5,720	2,357
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No.1,
5.00%, 11/1/33	2,000	1,226
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.50%, 8/1/30	5,375	5,321
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	5,000	4,920

		124,647

Colorado - 3.5%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	1,000	1,136
Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity,
0.00%, 10/1/22	38,725	21,058
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (MBIA Insured),
6.00%, 1/1/14	3,360	3,395
Public Authority for Colorado Energy Natural Gas Purpose Revenue Bonds,
6.50%, 11/15/38	5,000	3,881

		29,470

Connecticut - 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series X-3, Yale University,
4.85%, 7/1/37	3,300	3,199
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (MBIA Insured),
4.75%, 11/15/18	950	848
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded,
7.13%, 6/1/10	5,950	6,183

		10,230

Delaware - 0.6%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (FSA Insured),
5.80%, 7/1/35	4,990	4,858

Florida - 6.8%
Broward County School Board Refunding COP, Series B (FSA Insured),
5.25%, 7/1/17	5,000	5,376

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
Florida - 6.8% continued
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	$1,200	$1,069
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	2,500	2,531
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	2,090	2,377
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	427
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	15,950	19,844
Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds,
5.25%, 7/1/37	5,000	4,849
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	9,170
Palm Beach County School Board COP Bonds, Series B (FGIC Insured),
5.00%, Mandatory Put 8/1/11	5,000	5,104
Poinciana Community Development District Special Assessment Bonds, Series A,
7.13%, 5/1/31	900	731
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,910	5,225

		56,703

Georgia - 2.2%
Athens-Clarke County Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	7,500	7,517
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities - Lanier Village,
7.25%, 11/15/29	2,000	1,804
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,618
Georgia - 2.2% continued Georgia State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/20	5,000	5,429
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	1,000	799

		18,167

Idaho - 0.1%
Idaho Housing & Finance Association Single Family Mortgage Revenue Bonds, Series E-1, Class III,
4.85%, 7/1/28	1,500	1,162

Illinois - 9.7%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B (MBIA Insured),
0.00%, 1/1/33	505	105
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B (MBIA Insured), Prerefunded,
0.00%, 1/1/09	895	242
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	9,508
Chicago Park District G.O. Unlimited Refunding Bonds, Series H,
5.00%, 1/1/15	4,150	4,574
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	852
Illinois Finance Authority Retirement Housing Revenue Bonds, Series B, Regency Park (Escrowed to Maturity),
0.00%, 7/15/25	20,000	9,231
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	2,500	1,519
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,136
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (FGIC Insured),
5.25%, 2/1/27	5,000	4,780

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
Illinois - 9.7% continued
Illinois State G.O. Unlimited Bonds, 1st Series,
5.60%, 8/1/21	$5,000	$5,123
Illinois State Sales Tax Revenue Bonds, First Series (MBIA-RE FGIC Insured),
6.00%, 6/15/25	5,000	5,574
6.00%, 6/15/26	5,000	5,559
Metropolitan Pier & Exposition Authority Capital Appreciation Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured),
0.00%, 12/15/31	61,295	15,239
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured),
5.38%, 12/15/16	5,000	5,187
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured),
5.25%, 6/15/42	10,000	9,553
Southwestern Illinois Development Authority Capital Appreciation Revenue Bonds, Local Government Program (FSA Insured),
0.00%, 12/1/21	5,000	2,366

		80,548

Indiana - 2.6%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded,
6.50%, 7/15/10	5,000	5,497
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds,
7.25%, 8/1/13	4,200	4,764
Indiana Office Building Commission Capital Complex Revenue Bonds, Series B (MBIA Insured),
7.40%, 7/1/15	5,620	6,552
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured),
3.50%, 6/1/18	3,280	3,000
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured),
6.00%, 5/1/29	2,000	1,929

		21,742

Iowa - 0.5%
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded,
5.60%, 6/1/11	4,000	4,328

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,691

Kentucky - 1.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Subseries A-1, Louisville Arena,
6.00%, 12/1/42	1,000	960
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (MBIA Insured),
5.50%, 5/15/34	10,000	9,668

		10,628

Maryland - 1.2%
Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series,
5.00%, 8/1/20	5,000	5,391
Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project,
5.00%, 7/1/21	4,000	4,271

		9,662

Massachusetts - 4.5%
Massachusetts School Building Authority Dedicated Sales Tax Revenue Bonds, Series A (FSA Insured),
5.00%, 8/15/30	9,000	8,790
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	3,000	3,239
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology,
5.00%, 7/1/19	5,000	5,490
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Dana Farber Cancer Institute,
5.25%, 12/1/23	4,400	3,986

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
Massachusetts - 4.5% continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured),
6.25%, 4/1/20	$10,000	$12,004
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program,
6.00%, 8/1/19	3,000	3,533

		37,042

Michigan - 0.8%
Detroit Sewer Disposal Revenue Bonds, Series E, Second Lien (FGIC Insured),
5.75%, 7/1/31	3,300	3,334
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
6.00%, 10/15/38	2,500	2,551
Wayne Charter County Revenue Refunding Bonds, Series C (FGIC Insured),
5.38%, 12/1/15	1,000	1,047

		6,932

Minnesota - 0.5%
Minnesota State G.O. Unlimited Bonds,
5.00%, 10/1/09	2,500	2,579
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured),
5.35%, 7/1/17	475	480
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	755	761

		3,820

Mississippi - 0.8%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	6,000	6,362
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	55	52

		6,414

Missouri - 0.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured),
5.25%, 10/1/17	2,500	2,651

New Jersey - 1.8%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	503
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Unrefunded - Atlantic City Medical,
6.25%, 7/1/17	555	555
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
0.00%, 1/1/35	5,000	3,260
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR Insured),
5.50%, 1/1/25	5,000	5,435
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B, Transportation Systems (MBIA Insured),
5.50%, 12/15/17	5,000	5,515

		15,268

New Mexico - 0.6%
New Mexico Finance Authority Revolving Fund Revenue Bonds, Series A, Senior Lien,
5.00%, 6/1/33	4,900	4,610

New York - 13.9%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded,
5.75%, 8/1/10	2,000	2,165
Long Island Power Authority Electric System Revenue Refunding Bonds, Series A,
6.00%, 5/1/33	10,000	10,068
Long Island Power Authority Electric System Revenue Refunding Bonds, Series A (BHAC Insured),
5.50%, 5/1/33	5,000	5,078
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded,
6.00%, 7/1/09	2,500	2,568

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
New York - 13.9% continued
Metropolitan Transportation Authority Dedicated Tax Revenue Bonds, Series A (FSA Insured),
5.00%, 11/15/32	$5,000	$4,516
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/30	50	51
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A,
5.00%, 6/15/39	6,000	5,545
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	2,500	2,556
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Unrefunded Balance,
6.00%, 6/15/33	1,160	1,235
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded,
6.00%, 5/15/10	4,000	4,305
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (FGIC Insured),
5.25%, 2/1/17	5,000	5,317
New York State Dormitory Authority State Personal Income Tax Revenue Bonds, Series B,
5.75%, 3/15/36	5,000	5,132
5.25%, 3/15/38	5,000	4,854
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,282
New York State Urban Development Corp. Revenue Refunding Bonds, Series A, Service Contract (FSA Insured),
5.25%, 1/1/19	10,000	10,512
Port Authority of New York & New Jersey Revenue Bonds (G.O. of Authority),
5.45%, 11/1/35	5,000	4,097
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured),
5.25%, 10/15/19	5,000	5,375
5.00%, 10/15/24	10,000	10,046
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.50%, 6/1/16	10,000	10,135
5.50%, 6/1/18	5,000	5,038
5.50%, 6/1/19	2,500	2,500
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C (G.O. of Authority),
5.00%, 11/15/38	10,000	9,256

		115,631

North Carolina - 3.1%
Cape Fear Public Utility Authority Water & Sewer Systems Revenue Bonds,
5.00%, 8/1/35	5,000	4,733
North Carolina Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/20	10,000	10,811
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,305
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D,
6.75%, 1/1/26	1,250	1,213
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (MBIA-IBC Insured),
6.00%, 1/1/22	6,015	5,614

		25,676

Ohio - 2.6%
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	5,000	4,824
Columbus City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FSA Insured), Prerefunded,
5.25%, 12/1/14	5,000	5,816
Lakota Local School District G.O. Unlimited Refunding Bonds, Series A (MBIA-RE FGIC Insured),
5.25%, 12/1/25	4,275	4,405
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	560	563

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
Ohio - 2.6% continued
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
5.25%, 12/1/20	$5,000	$5,514
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Unrefunded Balance,
6.00%, 12/1/25	190	192

		21,314

Oklahoma - 0.9%
McGee Creek Authority Water Revenue Bonds (MBIA Insured),
6.00%, 1/1/13	5,145	5,403
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded,
6.38%, 6/1/11	2,000	2,223

		7,626

Oregon - 0.1%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA MTGS Insured),
6.15%, 7/1/30	310	313
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series F, SFM Project,
5.55%, 7/1/30	1,000	926

		1,239

Pennsylvania - 4.8%
Allegheny County Hospital Development Authority Revenue Bonds, Series B, University of Pittsburgh Medical Center,
5.00%, 6/15/18	5,000	4,969
Daniel Boone Area School District G.O. Limited Notes (State Aid Withholding),
5.00%, 8/15/32	2,500	2,305
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded,
7.38%, 12/1/09	3,000	3,230
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	754
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.13%, 2/15/23	5,000	5,237
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 8/1/20	5,000	5,325
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University,
5.50%, 5/1/34	1,330	866
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,115
Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004,
5.38%, 7/1/21	5,585	6,184
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,258
5.25%, 12/15/22	5,000	5,043

		40,286

Puerto Rico - 0.9%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded,
6.00%, 7/1/10	2,000	2,152
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured),
5.00%, 7/1/20	6,000	5,537

		7,689

Rhode Island - 0.2%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 60-A2, Homeownership Opportunity,
5.63%, 10/1/38	1,500	1,355

South Carolina - 0.8%
South Carolina State Public Service Authority Revenue Bonds, Series A, Santa Cooper,
5.50%, 1/1/38	5,000	5,008
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,250	1,307

		6,315

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8% continued
Texas - 5.6%
Dallas Independent School District G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	$5,000	$5,454
Dallas-Fort Worth International Airport Revenue Bonds, Series A (AMT) (MBIA Insured),
5.50%, 11/1/20	835	744
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (MBIA Insured), Escrowed to Maturity,
5.50%, 7/1/09	180	184
Lower Colorado River Authority Revenue Refunding Bonds,
5.75%, 5/15/37	12,575	11,839
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.25%, 5/15/31	10,000	10,223
North Texas Tollway Authority Revenue Refunding Bonds, Series F, 2nd Tier,
5.75%, 1/1/33	5,550	4,621
Parker County Hospital District Revenue Bonds, Campbell Health System, Prerefunded,
6.25%, 8/15/09	1,000	1,054
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	917
6.00%, 10/1/21	1,250	1,065
Texas State Turnpike Authority Capital Appreciation Revenue Bonds, 1st Tier (BHAC-CR AMBAC Insured),
0.00%, 8/15/27	20,000	6,907
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II,
6.10%, 6/1/21	3,000	3,000
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance,
0.00%, 8/15/16	240	156
0.00%, 8/15/23	190	75
0.00%, 8/15/28	305	87
0.00%, 8/15/30	320	80

		46,406

Utah - 0.7%
Utah Transit Authority Sales Tax Revenue Bonds, Series B (FSA Insured), Prerefunded,
4.75%, 12/15/15	5,000	5,719

Virginia - 1.0%
Hampton Roads Sanitation District Wastewater Revenue Bonds,
5.00%, 4/1/33	5,000	4,903
Virginia College Building Authority Education Facilities Revenue Bonds, Series B, 21st Century College & Equipment,
5.00%, 2/1/12	3,260	3,536

		8,439

Washington - 0.7%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	5,915

Total Municipal Bonds (Cost $777,425)		771,573

SHORT-TERM INVESTMENTS - 7.8%
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JPMorgan Chase Bank LOC),
1.37%, 1/1/09	2,800	2,800
Cuyahoga County Revenue VRDB, Cleveland Clinic, Subseries B3,
1.05%, 1/2/09	2,100	2,100
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.95%, 1/2/09	1,700	1,700
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
0.95%, 1/2/09	100	100
Illinois Finance Authority Revenue VRDB, Series D, The Clare Water Project (LaSalle Bank N.A. LOC),
1.10%, 1/1/09	5,000	5,000

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.8% continued
Mississippi Business Finance Commission Revenue Bonds, VRDB, Series B, Chevron USA Inc. Project,
1.05%, 1/2/09	$1,000	$1,000
Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC),
1.10%, 1/2/09	1,300	1,300
Pinellas County Health Facility Authority Revenue VRDB, Hospital Facilities-Bayfront Projects (Suntrust Bank LOC),
1.10%, 1/2/09	2,300	2,300
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC),
1.10%, 1/1/09	310	310
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
0.72%, 1/7/09	16,100	16,100
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 4,
0.72%, 1/7/09	32,000	32,000
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Emerald Heights Project (Bank of America N.A. LOC),
1.50%, 1/2/09	100	100
Total Short-Term Investments (Cost $64,810)		64,810

Total Investments - 100.6% (Cost $842,235)		836,383

Liabilities less Other Assets - (0.6)%		(4,961)

NET ASSETS - 100.0%		$831,422

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	9.8%
General	10.3
General Obligation	13.9
Higher Education	5.4
Power	10.0
School District	7.6
Transportation	12.3
Utilities	9.5
All other sectors less than 5%	21.2

Total	100%

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$842,235

Gross tax appreciation of investments	$18,318
Gross tax depreciation of investments	(24,170)

Net tax depreciation of investments	$(5,852)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—

Level 2	836,383	—

Level 3	—	—

Total	$836,383	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Freddie Mac

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PSF - Permanent School Fund

RE - Reinsurance

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9%
Argentina - 0.1%
Petrobras Energia Participaciones S.A.	16,954	$103
Telecom Argentina S.A. ADR*	11,525	88

		191

Brazil - 5.0%
All America Latina Logistica S.A.	56,300	241
B2W Companhia Global Do Varejo	9,800	100
Banco do Brasil S.A.	49,800	314
BM&FBOVESPA S.A.	167,418	432
Brasil Telecom Participacoes S.A.	10,654	269
Centrais Eletricas Brasileiras S.A.	30,832	342
Cia de Concessoes Rodoviarias	18,700	189
Cia de Saneamento Basico do Estado de Sao Paulo*	10,883	130
Cia Siderurgica Nacional S.A.	47,300	588
Cia Vale do Rio Doce	189,154	2,246
Cosan SA Industria e Comercio*	14,900	72
CPFL Energia S.A.	13,700	177
Cyrela Brazil Realty S.A.	29,100	115
EDP - Energias do Brasil S.A.	11,300	110
Empresa Brasileira de Aeronautica S.A.	83,600	316
Gafisa S.A.	22,915	103
Gerdau S.A.	23,700	122
Global Village Telecom Holding S.A.*	14,500	158
JBS S.A.	51,988	110
Lojas Renner S.A.	16,600	112
MRV Engenharia e Participacoes S.A.	12,900	54
Natura Cosmeticos S.A.	21,200	173
OGX Petroleo e Gas Participacoes S.A.*	1,700	383
Perdigao S.A.	18,142	231
Petroleo Brasileiro S.A. - Petrobras	299,932	3,536
Porto Seguro S.A.	13,700	77
Redecard S.A.	36,755	405
Souza Cruz S.A.	8,300	157
Tele Norte Leste Participacoes S.A.	10,100	168
Tractebel Energia S.A.	12,600	100
Unibanco - Uniao de Bancos Brasileiros S.A.	145,900	929
Usinas Siderurgicas de Minas Gerais S.A.	8,575	95

		12,554

Chile - 1.3%
Banco de Credito e Inversiones	5,309	90
Banco Santander Chile S.A.	5,759,160	185
CAP S.A.	13,088	137
Centros Comerciales Sudamericanos S.A.	129,525	184
Colbun S.A.*	875,634	137
Compania Cervecerias Unidas S.A.	15,815	91
Distribucion y Servicio D&S S.A.	316,794	127
Empresa Nacional de Electricidad S.A. ADR	3,800	127
Empresa Nacional de Electricidad S.A./Chile	315,142	363
Empresa Nacional de Telecomunicaciones S.A.	14,130	154
Empresas CMPC S.A.*	13,093	207
Empresas COPEC S.A.	57,629	438
Enersis S.A.	1,254,578	324
Enersis S.A. ADR	9,024	115
Lan Airlines S.A.	14,523	125
Lan Airlines S.A. ADR	8,335	67
SACI Falabella	50,223	132
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	78
Vina Concha y Toro S.A.	71,224	108

		3,189

China - 10.8%
Air China Ltd., Class H	416,000	130
Alibaba.com Ltd*	174,500	127
Aluminum Corp. of China Ltd., Class H	518,000	279
Angang New Steel Co. Ltd., Class H	95,360	108
Anhui Conch Cement Co. Ltd., Class H*	58,000	269
Bank of China Ltd., Class H	3,606,146	994
Bank of Communications Co. Ltd., Class H	803,000	585
Beijing Capital International Airport Co. Ltd., Class H	264,000	134
Byd Co. Ltd., Class H	84,800	140
China BlueChemical Ltd., Class H	232,000	96
China Citic Bank, Class H	836,000	289
China Coal Energy Co., Class H	432,000	349
China Communications Construction Co. Ltd.	552,000	690
China Communications Services Corp. Ltd., Class H	242,000	153
China Construction Bank, Class H	4,427,643	2,450
China COSCO Holdings Co. Ltd., Class H	389,250	274
China Dongxiang Group Co.	240,000	59
China High Speed Transmission Equipment Group Co. Ltd.	105,500	129
China Huiyuan Juice Group Ltd.	169,000	212
China Life Insurance Co. Ltd., Class H	929,502	2,864
China Merchants Bank Co. Ltd., Class H	348,000	652

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
China - 10.8% continued
China National Building Material Co. Ltd., Class H	130,000	$158
China Oilfield Services Ltd., Class H	256,000	209
China Petroleum & Chemical Corp.	2,204,751	1,358
China Railway Construction Corp. Ltd., Class H*	241,000	362
China Railway Group Ltd., Class H*	496,515	348
China Shenhua Energy Co. Ltd., Class H	440,000	944
China Shipping Container Lines Co. Ltd., Class H	625,800	95
China Shipping Development Co. Ltd., Class H	202,000	203
China Telecom Corp. Ltd., Class H	1,820,000	690
China Vanke Co. Ltd., Class B	198,272	155
China Yurun Food Group Ltd.	144,000	170
Country Garden Holdings Co.	430,000	106
Datang International Power Generation Co. Ltd., Class H	508,000	272
Dongfang Electric Corp. Ltd., Class H	24,000	61
Dongfeng Motor Group Co. Ltd., Class H*	370,000	121
Fosun International	250,000	83
Guangshen Railway Co. Ltd., Class H	266,000	100
Guangzhou R&F Properties Co. Ltd., Class H	146,800	164
Harbin Power Equipment Co. Ltd., Class H	138,000	116
Huaneng Power International, Inc., Class H	442,000	323
Industrial & Commercial Bank of China, Class H	5,456,000	2,900
Inner Mongolia Yitai Coal Co., Class B	58,800	147
Jiangsu Express Co. Ltd., Class H	232,000	172
Jiangxi Cooper Co. Ltd., Class H	179,000	133
Li Ning Co. Ltd.*	112,000	177
Maanshan Iron & Steel, Class H	306,000	111
Parkson Retail Group Ltd.	174,000	199
PetroChina Co. Ltd., Class H	2,771,038	2,455
PICC Property & Casualty Co., Ltd., Class H*	402,000	219
Ping An Insurance Group Co. of China Ltd., Class H	169,000	826
Shanghai Electric Group Co. Ltd., Class H*	460,000	188
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	74,000	67
Shanghai Zhenhua Port Machinery Co., Class B	108,900	73
Shui On Land Ltd.	416,000	133
Sino-Ocean Land Holdings Ltd.	306,000	140
Sinopec Shanghai Petrochemical Co. Ltd., Class H	396,000	102
Soho China Ltd.	228,000	99
Tencent Holdings Ltd.	118,000	768
Tingyi Cayman Islands Holding Corp.	228,000	265
Tsingtao Brewery Co. Ltd.	42,000	88
Want Want China Holdings Ltd.	258,000	108
Yantai Changyu Pioneer Wine Co., Class H	30,000	106
Yanzhou Coal Mining Co. Ltd., Class H	280,000	208
Zhejiang Expressway Co. Ltd., Class H	243,000	144
Zijin Mining Group Co. Ltd., Class H	546,000	335
ZTE Corp., Class H	37,720	100

		27,284

Colombia - 0.1%
BanColombia S.A. ADR	8,252	193

Czech Republic - 0.9%
Central European Media Enterprises Ltd., Class A*	4,000	79
CEZ A/S	28,170	1,145
Komercni Banka A/S	1,810	278
Telefonica O2 Czech Republic A/S	14,840	326
Unipetrol	14,146	110
Zentiva N.V.	4,760	266

		2,204

Egypt - 0.7%
Commercial International Bank	30,742	206
Egypt Kuwait Holding Co.	93,352	122
Egyptian Co. for Mobile Services	6,173	167
Egyptian Financial Group-Hermes Holding	33,953	108
EL Ezz Aldekhela Steel Alexandria	548	80
El Ezz Steel Rebars SAE	40,122	73
ElSwedy Cables Holding Co.*	8,426	116
Orascom Construction Industries	12,416	314
Orascom Telecom Holding SAE	70,163	383
Sidi Kerir Petrochemcials Co.	36,488	69
Talaat Moustafa Group	78,534	44
Telecom Egypt	60,015	178

		1,860

Hong Kong - 6.4%
Agile Property Holdings Ltd.	222,000	117
Beijing Enterprises Holdings Ltd.	52,000	214
Belle International Holdings Ltd.	332,000	147

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
Hong Kong - 6.4% continued
Chaoda Modern Agriculture Holding Ltd.	266,110	$171
China Agri-Industries Holdings Ltd.*	246,000	124
China Everbright Ltd.	94,000	117
China Insurance International Holdings Co. Ltd.	117,000	181
China Mengniu Dairy Co. Ltd.	164,000	215
China Merchants Holdings International Co. Ltd.	147,394	290
China Mobile Ltd.	790,486	8,015
China Overseas Land & Investment Ltd.	514,000	722
China Resources Enterprise	134,000	236
China Resources Land Ltd.	172,000	213
China Resources Power Holdings Co. Ltd.	212,000	412
China Travel International Inv HK	558,000	110
China Unicom Hong Kong Ltd.	811,340	987
Citic Pacific Ltd.	143,000	156
CNOOC Ltd.	2,054,604	1,952
Cnpc Hong Kong Ltd.	340,000	106
Cosco Pacific Ltd.	94,000	97
Denway Motors Ltd.	756,000	237
GOME Electrical Appliances Holdings Ltd.*	1,136,000	164
Guangdong Investment Ltd.	324,000	131
Hengan International Group Co. Ltd.	86,000	277
Huabao International Holdings Ltd.	138,000	91
Lenovo Group Ltd.	728,000	200
Shanghai Industrial Holdings Ltd.	78,000	179
Shimao Property Holdings Ltd.	113,000	79
Sinochem Hong Kong Holding Ltd.	346,000	169

		16,109

Hungary - 0.6%
Magyar Telekom Telecommunications PLC	61,898	175
MOL Hungarian Oil and Gas Nyrt	8,233	428
OTP Bank Nyrt.*	38,217	580
Richter Gedeon Nyrt.	1,596	238

		1,421

India - 6.4%
ABB Ltd./India	9,502	89
ACC Ltd.	9,112	90
Aditya Birla Nuvo Ltd.	6,837	82
AXIS Bank	25,919	273
Bharat Heavy Electricals Ltd.	14,699	416
Bharat Petroleum Corp. Ltd.	14,899	115
Cairn India Ltd.*	49,298	177
Cipla Ltd./India	41,868	161
DLF Ltd.	27,923	165
Dr. Reddy’s Laboratories Ltd.	14,679	142
Dr. Reddy’s Laboratories Ltd. ADR	12,305	121
Essar Oil Ltd.*	47,638	86
GAIL India Ltd.	51,941	222
Glenmark Pharmaceuticals Ltd.*	16,864	104
GMR Infrastructure Ltd.*	71,411	115
Grasim Industries Ltd.	6,509	165
Gujarat Ambuja Cements Ltd.	109,970	159
HCL Technologies Ltd.	26,364	63
HDFC Bank Ltd.	13,543	281
HDFC Bank Ltd. ADR	6,300	450
Hero Honda Motors Ltd.	10,902	182
Hindalco Industries Ltd.	128,938	138
Hindustan Lever Ltd.	114,310	590
Housing Development Finance Corp.	28,514	889
ICICI Bank Ltd.	52,200	488
ICICI Bank Ltd. ADR	22,771	438
Indian Hotels Co. Ltd.	47,697	45
Infosys Technologies Ltd.	31,462	728
Infosys Technologies Ltd. ADR	27,237	669
Infrastructure Development Finance Co. Ltd.	117,715	164
ITC Ltd.	149,186	530
Jaiprakash Associates Ltd.	97,991	170
Jindal Steel & Power Ltd.	8,443	160
JSW Steel Ltd.	15,868	75
Kotak Mahindra Bank Ltd.	21,588	161
Larsen & Toubro Ltd.	24,909	398
Mahindra & Mahindra Ltd.	23,217	133
Maruti Udyog Ltd.	12,673	137
NTPC Ltd.	108,324	403
Oil & Natural Gas Corp. Ltd.	37,952	522
Ranbaxy Laboratories Ltd. GDR	16,359	85
Reliance Capital Ltd.	18,986	214
Reliance Communications Ltd.	89,489	420
Reliance Energy Ltd.	14,528	176
Reliance Industries Ltd.	27,592	703
Reliance Industries Ltd., GDR (London Exchange)	28,713	1,466
Reliance Natural Resources Ltd.*	107,918	129
Reliance Petroleum Ltd.*	73,705	134
Satyam Computer Services Ltd.	23,139	82
Satyam Computer Services Ltd. ADR	14,525	131

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
India - 6.4% continued
Sesa Goa Ltd.	46,541	$83
Siemens India Ltd.	15,137	90
State Bank of India Ltd.	8,646	231
Steel Authority Of India Ltd.	82,945	133
Sterlite Industries India Ltd.	25,213	137
Sun Pharmaceuticals Industries Ltd.	6,306	139
Tata Consultancy Services Ltd.	27,501	272
Tata Motors Ltd.	15,449	51
Tata Motors Ltd. ADR	24,080	107
Tata Power Co. Ltd.	12,969	201
Tata Steel Ltd.	32,238	146
Unitech Ltd.	64,165	54
United Spirits Ltd.	8,603	157
Videsh Sanchar Nigam Ltd.	8,584	92
Wipro Ltd.	17,152	83
Wipro Ltd. ADR	13,570	110
Zee Entertainment Enterprises Ltd.	35,959	104

		16,226

Indonesia - 1.6%
Aneka Tambang Tbk PT	625,000	66
Astra Agro Lestari Tbk PT	74,000	71
Astra International Tbk PT	276,000	279
Bank Central Asia Tbk PT	1,682,500	503
Bank Danamon Indonesia Tbk PT	312,500	90
Bank Internasional Indonesia Tbk PT	1,078,034	36
Bank Mandiri Persero Tbk PT	951,500	182
Bank Rakyat Indonesia	801,000	352
Bumi Resources Tbk PT	2,703,000	231
Indocement Tunggal Prakarsa Tbk PT	162,000	70
Indofood Sukses Makmur Tbk PT	780,000	68
Indosat Tbk PT	428,000	224
International Nickel Indonesia Tbk PT	366,000	66
Lippo Karawaci Tbk PT*	1,653,000	119
Perusahaan Gas Negara PT	1,600,000	287
Semen Gresik Persero Tbk PT	268,500	104
Tambang Batubara Bukit Asam Tbk PT	155,000	98
Telekomunikasi Indonesia Tbk PT	1,375,821	888
Truba Alam Manunggal Engineering PT*	1,281,000	6
Unilever Indonesia Tbk PT	200,500	147
United Tractors Tbk PT	267,000	110

		3,997

Israel - 3.0%
Africa Israel Investments Ltd.	2,615	21
Bank Hapoalim BM*	129,628	281
Bank Leumi Le-Israel BM	135,106	286
Bezeq Israeli Telecommunication Corp. Ltd.	150,595	248
Cellcom Israel Ltd.	6,496	144
Check Point Software Technologies*	23,399	444
Delek Group Ltd.	948	31
Discount Investment Corp.	4,635	36
Elbit Systems Ltd.	4,062	186
Gazit Globe Ltd.	10,377	48
Israel (The) Corp. Ltd.	427	97
Israel Chemicals Ltd.	70,282	491
Israel Discount Bank Ltd., Class A	86,305	78
Koor Industries Ltd.*	1,775	19
Makhteshim-Agan Industries Ltd.	39,874	130
Mizrahi Tefahot Bank Ltd.	21,203	110
Nice Systems Ltd.*	9,046	203
Oil Refineries Ltd.	175,587	44
Ormat Industries	13,792	86
Partner Communications	13,202	216
Teva Pharmaceutical Industries Ltd.	101,331	4,321

		7,520

Luxembourg - 0.0%
Reinet Investments SCA*	1	—

Malaysia - 3.2%
AirAsia Bhd.*	166,000	42
Alliance Financial Group Bhd.	119,000	63
AMMB Holdings Bhd.	257,737	185
Asiatic Development Bhd.	37,000	38
Astro All Asia Networks PLC	76,300	49
Berjaya Sports Toto Bhd.	132,600	184
British American Tobacco Malaysia Bhd.	21,200	273
Bumiputra-Commerce Holdings Bhd.	332,100	565
Bursa Malaysia Bhd.	53,000	79
Digi.Com Bhd.	47,000	296
Gamuda Bhd.	275,800	152
Genting Bhd.	324,000	348
Hong Leong Bank Bhd.	79,600	118
Hong Leong Financial Group Bhd.	31,000	36
IGB Corp. Bhd.	144,000	58
IJM Corp. Bhd.	138,500	113
IOI Corp. Bhd.	492,350	511
KLCC Property Holdings Bhd.	70,000	57
KNM Group Bhd.	518,000	62
Kuala Lumpur Kepong Bhd.	65,150	169

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
Malaysia - 3.2% continued
Lafarge Malayan Cement Bhd.	65,800	$75
Malayan Banking Bhd.	352,625	523
Malaysia International Shipping Corp. Bhd. (MISC)	152,600	371
Malaysian Airline System Bhd.	54,000	48
MMC Corp. Bhd.	186,400	56
Parkson Holdings Bhd.	54,000	63
Petronas Dagangan Bhd.	46,600	97
Petronas Gas Bhd.	67,900	193
PLUS Expressways Bhd.	252,000	218
PPB Group Bhd.	78,000	210
Public Bank Bhd.	145,000	368
Resorts World Bhd.	453,500	297
RHB Capital Bhd.	72,000	82
Sime Darby Bhd.	327,515	495
SP Setia Bhd.	137,100	124
Tanjong PLC	39,600	152
Telekom Malaysia Bhd.	184,100	164
Tenaga Nasional Bhd.	189,400	344
TM International Bhd.*	184,100	194
UMW Holdings Bhd.	78,000	116
YTL Corp. Bhd.	119,400	244
YTL Power International Bhd.	287,199	158

		7,990

Mexico - 4.9%
Alfa S.A. de C.V., Class A	53,000	113
America Movil S.A. de C.V., Series L	2,360,417	3,621
Banco Compartamos S.A. de C.V.	40,000	72
Carso Global Telecom SAB de C.V.*	92,000	368
Cemex S.A. de C.V., Series CPO*	918,840	843
Coca-Cola Femsa S.A. de C.V., Series L	44,000	192
Desarrolladora Homex S.A. de C.V.*	38,000	143
Empresas ICA Sociedad Controladora S.A. de C.V.*	80,000	132
Fomento Economico Mexicano S.A. de C.V., UBD	295,000	882
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	80,000	182
Grupo Bimbo SAB de C.V., Series A	2,000	8
Grupo Bimbo SAB de C.V., Series A	38,000	160
Grupo Carso S.A. de C.V., Series A1	77,000	210
Grupo Elektra S.A. de C.V.	10,000	420
Grupo Financiero Banorte S.A. de C.V., Class O	190,000	343
Grupo Financiero Inbursa S.A., Class O	90,725	213
Grupo Mexico SAB de C.V., Series B	458,840	292
Grupo Modelo S.A.B. de C.V., Series C	71,000	226
Grupo Televisa S.A., Series CPO	334,612	988
Industrias Penoles SAB de C.V.	13,000	158
Kimberly-Clark de Mexico S.A. de C.V., Class A	61,000	201
Mexichem SAB de C.V.	82,000	74
Telefonos de Mexico SAB de C.V., Series L	825,388	855
Telmex Internacional SAB de C.V.	852,388	483
Urbi Desarrollos Urbanos S.A. de C.V.*	71,000	97
Wal-Mart de Mexico S.A.B. de C.V., Series V	402,971	1,076

		12,352

Morocco - 0.5%
Attijariwafa Bank	3,951	126
Banque Marocaine du Commerce Exterieur	5,258	177
Compagnie Generale Immobiliere	484	135
Douja Promotion Groupe Addoha S.A.	13,036	167
Marco Telecom	23,998	460
ONA S.A.	962	166

		1,231

Pakistan - 0.1%
Jahangir Siddiqui & Co Ltd.*	76,793	51
MCB Bank Ltd.	50,852	81
National Bank Of Pakistan	38,005	24
Oil & Gas Development Co Ltd.	118,351	75
Pakistan State Oil Co Ltd.	17,635	32
Pakistan Telecommunication Co. Ltd.*	159,534	34
United Bank Ltd.	39,623	18

		315

Peru - 0.3%
Credicorp Ltd.	9,371	468
Southern Copper Corp.	26,975	433

		901

Philippines - 0.6%
Ayala Corp.	30,366	138
Ayala Land, Inc.	910,580	126
Banco de Oro Universal Bank	157,600	82
Bank of the Philippine Islands	227,408	192
Energy Development Corp.	1,084,000	45
Globe Telecom, Inc.	4,840	79
International Container Term Services, Inc.	166,700	45

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
Philippines - 0.6% continued
Jollibee Foods Corp.	61,000	$54
Manila Electric Co.	75,180	94
Metropolitan Bank & Trust	107,200	53
Philippine Long Distance Telephone Co.	7,400	340
SM Investments Corp.	26,727	109
SM Prime Holdings, Inc.	689,251	114

		1,471

Poland - 1.6%
Asseco Poland S.A	9,072	145
Bank Handlowy w Warszawie S.A.	4,921	80
Bank Millennium S.A.	53,378	52
Bank Pekao S.A.	15,477	662
Bank Zachodni WBK S.A.	3,763	141
BRE Bank S.A.*	1,493	100
Cersanit Krasnystaw S.A.*	13,005	61
Cyfrowy Polsat S.A.	14,122	65
Getin Holding S.A.*	57,969	98
Globe Trade Centre S.A.*	21,133	109
Grupa Lotos S.A.*	9,693	39
ING Bank Slaski S.A.	489	71
KGHM Polska Miedz S.A.	16,379	156
Orbis S.A.	5,012	55
PBG S.A.*	1,563	103
Polimex Mostostal S.A.	74,402	77
Polish Oil & Gas Co.	161,059	196
Polski Koncern Naftowy Orlen*	42,143	366
Powszechna Kasa Oszczednosci Bank Polski S.A.	65,582	786
Telekomunikacja Polska S.A.	89,767	582
TVN S.A.	26,357	120

		4,064

Russia - 5.4%
Comstar United Telesystems OJSC GDR (Registered)	31,331	114
Gazprom OAO	9,257	34
Gazprom OAO ADR (London Exchange)	301,420	4,320
Gazprom OAO ADR (OTC Exchange)	7,800	111
Gazpromneft OAO	53,905	113
LUKOIL	1,414	46
LUKOIL ADR (London Exchange)	40,340	1,308
LUKOIL ADR (OTC Exchange)	19,800	655
Mechel OAO ADR	25,479	102
MMC Norilsk Nickel	3,409	232
MMC Norilsk Nickel ADR	137,255	865
Mobile Telesystems OJSC ADR	26,187	699
NovaTek OAO, GDR (Registered)	9,972	193
Novolipetsk Steel, GDR (Registered)	10,236	106
Pharmstandard GDR*	12,724	135
PIK Group GDR*	19,052	18
Polyus Gold Co. ADR	22,834	283
Rosneft Oil Co.	167,080	636
Rostelecom	1,213	10
Rostelecom ADR	8,410	467
RusHydro*	14,789,063	310
Sberbank	56,000	41
Sberbank RF	1,130,251	851
Severstal	665	2
Severstal GDR	38,330	106
Sistema JSFC GDR	16,590	89
Surgutneftegaz ADR (London Exchange)	3,000	15
Surgutneftegaz ADR (OTC Exchange)	90,875	486
Tatneft, GDR	9,895	351
TMK OAO GDR (Registered)	10,602	41
Uralkaliy	101,486	188
Vimpel-Communications ADR	62,995	451
VTB Bank OJSC	220,845,406	243
VTB Bank OJSC GDR	5,276	11
Wimm-Bill-Dann Foods OJSC ADR*	3,102	82

		13,714

South Africa - 8.0%
ABSA Group Ltd.	38,397	452
African Bank Investments Ltd.	102,776	288
African Rainbow Minerals Ltd.	15,883	192
Anglo Platinum Corp. Ltd.	9,746	551
Anglogold Ashanti Ltd.	37,358	1,037
ArcelorMittal South Africa Ltd.	31,011	300
Aspen Pharmacare Holdings Ltd.*	45,989	168
Aveng Ltd.	52,350	175
Barloworld Ltd.	37,303	170
Bidvest Group	34,876	398
Exxaro Resources Ltd.*	16,358	128
FirstRand Ltd.	384,756	674
Foschini Ltd.	35,143	183
Gold Fields Ltd.	81,528	816
Growthpoint Properties Ltd.	189,225	308
Harmony Gold Mining Co. Ltd.*	46,784	510
Impala Platinum Holdings Ltd.	73,274	1,080
Imperial Holdings Ltd.	21,850	142

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
South Africa - 8.0% continued
Investec Ltd.	29,779	$136
Kumba Resources Ltd.	10,415	184
Liberty Group Ltd.	18,963	128
Massmart Holdings Ltd.	27,469	252
MTN Group Ltd.	208,301	2,463
Murray & Roberts Holdings Ltd.	40,770	213
Naspers Ltd., Class N	50,286	913
Nedbank Group Ltd.	29,593	308
Netcare Ltd.*	201,624	184
Northam Platinum Ltd.	20,738	47
Pick’n Pay Stores Ltd.	36,108	141
Pretoria Portland Cement Co. Ltd.	65,444	223
Remgro Ltd.	62,825	521
Reunert Ltd.	30,305	167
RMB Holdings Ltd.	104,846	294
Sanlam Ltd.	290,467	537
Sappi Ltd.	73,665	301
Sasol Ltd.	78,919	2,409
Shoprite Holdings Ltd.	57,119	328
Standard Bank Group Ltd.	155,417	1,407
Steinhoff International Holdings Ltd.	105,537	144
Telkom S.A. Ltd.	35,835	447
Tiger Brands Ltd.	22,420	349
Truworths International Ltd.	62,195	231
Woolworths Holdings Ltd.	138,660	192

		20,091

South Korea - 12.9%
Amorepacific Corp.*	419	219
Busan Bank	21,190	96
Cheil Industries, Inc.*	7,850	255
CJ CheilJedang Corp.*	995	140
Daegu Bank*	20,760	113
Daelim Industrial Co.*	3,660	134
Daewoo Engineering & Construction Co. Ltd.*	29,120	210
Daewoo International Corp.*	9,229	162
Daewoo Securities Co. Ltd.	16,230	171
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	13,830	177
DC Chemical Co. Ltd.*	1,710	307
Dongbu Insurance Co. Ltd.	6,490	77
Dongkuk Steel Mill Co. Ltd.*	4,870	108
Doosan Corp.*	1,455	114
Doosan Heavy Industries and Construction Co. Ltd.*	3,250	166
Doosan Infracore Co. Ltd.*	9,940	118
GS Engineering & Construction Corp.*	4,350	207
GS Holdings Corp.*	8,520	188
Hana Financial Group, Inc.	17,350	263
Hanjin Heavy Industries & Construction Co. Ltd.*	5,701	133
Hanjin Heavy Industries and Construction Co. Ltd.*	7,460	110
Hankook Tire Co. Ltd.	15,390	190
Hanwha Chem Corp.*	11,432	53
Hanwha Corp.*	5,910	94
Hite Brewery Co. Ltd.*	984	129
Honam Petrochemical Corp.*	2,570	108
Hynix Semiconductor, Inc.*	43,910	240
Hyosung Corp.*	3,620	113
Hyundai Department Store Co. Ltd.*	2,310	114
Hyundai Development Co.*	7,920	209
Hyundai Engineering & Construction Co. Ltd.*	6,820	318
Hyundai Heavy Industries	5,702	927
Hyundai Mipo Dockyard	1,810	203
Hyundai Mobis*	8,212	420
Hyundai Motor Co. Ltd.	20,192	650
Hyundai Securities Co.	24,070	193
Hyundai Steel Co.*	7,530	218
Industrial Bank of Korea*	23,950	150
Kangwon Land, Inc.*	9,320	100
KB Financial Group, Inc.*	45,615	1,250
KCC Corp.	760	177
KIA Motors Corp.*	32,800	176
Korea Electric Power Corp.*	33,716	788
Korea Exchange Bank	33,890	168
Korea Express Co. Ltd.*	1,320	94
Korea Gas Corp.*	3,160	147
Korea Investment Holdings Co. Ltd.	6,820	132
Korea Line Corp*	940	52
Korea Zinc Co. Ltd.*	1,860	106
Korean Air Lines Co. Ltd.*	4,728	145
KT Corp.	16,640	493
KT Freetel Co. Ltd.*	11,670	290
KT&G Corp.	15,258	954
Kumho Industrial Co. Ltd.*	3,310	36
LG Chem Ltd.	7,188	413
LG Corp.	12,470	436
LG Dacom Corp.*	5,320	85

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
South Korea - 12.9% continued
LG Display Co. Ltd.*	25,850	$429
LG Electronics, Inc.	12,354	754
LG Household & Health Care Ltd.*	1,354	206
LG Telecom Ltd.*	19,010	149
Lotte Confectionery Co. Ltd.*	130	136
Lotte Shopping Co. Ltd.*	1,534	259
LS Corp.*	3,000	188
Mirae Asset Securities Co. Ltd.	2,882	175
NHN Corp.*	4,804	487
POSCO	8,019	2,369
S1 Corp. of Korea*	2,540	110
Samsung C&T Corp.	18,120	584
Samsung Card Co.*	5,640	167
Samsung Electro-Mechanics Co. Ltd.*	7,850	211
Samsung Electronics Co. Ltd.	14,508	5,268
Samsung Engineering Co. Ltd.	5,490	195
Samsung Fire & Marine Insurance Co. Ltd.	5,168	786
Samsung Heavy Industries Co. Ltd.*	22,060	416
Samsung SDI Co. Ltd.	4,660	208
Samsung Securities Co. Ltd.	7,544	383
Samsung Techwin Co. Ltd.*	8,120	188
Shinhan Financial Group Co. Ltd.*	45,660	1,058
Shinsegae Co. Ltd.	1,925	749
SK Energy Co. Ltd.	7,528	440
SK Holdings Co. Ltd.	5,298	406
SK Networks Co. Ltd.*	11,840	82
SK Telecom Co. Ltd.	5,425	896
S-Oil Corp.	6,780	335
STX Pan Ocean Co. Ltd.*	13,520	104
STX Shipbuilding Co. Ltd.*	7,740	81
Taihan Electric Wire Co. Ltd.*	3,290	49
Woongjin Coway Co. Ltd.*	7,640	164
Woori Finance Holdings Co. Ltd.*	31,770	167
Woori Investment & Securities Co. Ltd.	14,800	153
Yuhan Corp.*	1,218	212

		32,403

Taiwan - 10.5%
Acer, Inc.	342,974	450
Advanced Semiconductor Engineering, Inc.	555,096	201
Advantech Co. Ltd.	40,240	59
Asia Cement Corp.	188,022	164
Asustek Computer, Inc.	505,465	574
AU Optronics Corp.*	958,271	734
Catcher Technology Co. Ltd.	62,829	105
Cathay Financial Holding Co. Ltd.	797,156	895
Chang Hwa Commercial Bank	407,000	161
Cheng Shin Rubber Industry Co. Ltd.	137,426	119
Cheng Uei Precision Industry Co. Ltd.	53,504	59
Chi Mei Optoelectronics Corp.	575,967	191
China Airlines*	247,600	58
China Development Financial Holding Corp.	1,389,206	309
China Steel Corp.	1,273,582	906
Chinatrust Financial Holding Co. Ltd.	1,116,393	481
Chunghwa Picture Tubes Ltd.	1,434,000	147
Chunghwa Telecom Co. Ltd.	676,429	1,079
Chunghwa Telecom Co. Ltd. ADR	6,060	95
CMC Magnetics Corp.*	444,000	70
Compal Communications, Inc.	29,657	16
Compal Electronics, Inc.	533,251	284
Delta Electronics, Inc.	208,784	406
E.Sun Financial Holding Co. Ltd.	461,648	124
Epistar Corp.	103,351	94
Eternal Chemical Co. Ltd.	86,609	43
Eva Airways Corp.*	307,000	71
Evergreen Marine Corp. Tawain Ltd.	191,180	91
Everlight Electronics Co. Ltd.	36,779	49
Far Eastern Department Stores Co. Ltd.	124,400	71
Far Eastern Textile Co. Ltd.	373,913	241
Far EasTone Telecommunications Co. Ltd.	254,345	290
Feng Hsin Iron & Steel Co	69,160	68
First Financial Holding Co. Ltd.	588,998	312
Formosa Chemicals & Fibre Co.	376,520	462
Formosa Petrochemical Corp.	158,000	328
Formosa Plastics Corp.	543,390	725
Formosa Taffeta Co. Ltd.	170,540	89
Foxconn Technology Co. Ltd.(1)	82,208	195
Fubon Financial Holding Co. Ltd.	558,000	413
HannStar Display Corp.	815,898	107
High Tech Computer Corp.	79,076	798
HON HAI Precision Industry Co. Ltd.	760,632	1,500
Hua Nan Financial Holdings Co. Ltd.	415,560	235
InnoLux Display Corp.	239,290	178
Inotera Memories, Inc.*	215,320	54
Inventec Co. Ltd.	306,990	88
KGI Securities Co. Ltd.	312,000	103
Kinsus Interconnect Technology Corp.	37,587	35
Largan Precision Co. Ltd.	11,368	71
Lite-On Technology Corp.	296,394	196

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
Taiwan - 10.5% continued
Macronix International	366,109	$98
MediaTek, Inc.	124,425	841
Mega Financial Holding Co. Ltd.	1,090,000	385
Mitac International	229,759	83
Motech Industries, Inc.	32,958	79
Nan Ya Plastics Corp.	671,800	726
Nan Ya Printed Circuit Board Corp.	32,925	70
Nanya Technology Corp.*	572,932	107
Novatek Microelectronics Corp. Ltd.	87,244	83
Polaris Securities Co. Ltd.	277,612	99
POU Chen Corp.	274,341	123
Powerchip Semiconductor Corp.*	1,392,758	168
Powertech Technology, Inc.	71,135	120
President Chain Store Corp.	66,000	158
ProMOS Technologies, Inc.*	1,246,000	93
Qisda Corp.*	241,496	48
Quanta Computer, Inc.	233,659	249
Realtek Semiconductor Corp.	77,931	76
Richtek Technology Corp.	17,700	71
Shin Kong Financial Holding Co. Ltd.	687,257	190
Siliconware Precision Industries Co.	386,827	338
Sino-American Silicon Products, Inc.	28,450	59
Sinopac Financial Holdings Co. Ltd.	793,000	174
Synnex Technology International Corp.	123,189	129
Taishin Financial Holdings Co. Ltd.	545,000	97
Taiwan Business Bank*	319,000	69
Taiwan Cement Corp.	366,447	303
Taiwan Cooperative Bank	448,900	230
Taiwan Fertilizer Co. Ltd.	90,000	145
Taiwan Glass Industrial Corp.	107,094	61
Taiwan Mobile Co. Ltd.	268,921	400
Taiwan Secom Co. Ltd.	31,100	45
Taiwan Semiconductor Manufacturing Co. Ltd.	2,748,319	3,762
Tatung Co. Ltd.*	697,000	130
Teco Electric and Machinery Co. Ltd.	302,000	94
Transcend Information, Inc.	37,934	71
Tripod Technology Corp.	63,878	63
Tung Ho Steel Enterprise Corp.	122,000	79
U-Ming Marine Transport Corp.	82,000	99
Unimicron Technology Corp.	130,107	55
Uni-President Enterprises Corp.	391,947	347
United Microelectronics Corp.	1,642,322	377
Vanguard International Semiconductor Corp.	131,949	30
Walsin Lihwa Corp.	506,000	99
Wan Hai Lines Ltd.	202,310	88
Wistron Corp.	167,657	129
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.	240,082	74
Yuanta Financial Holding Co. Ltd.	1,026,285	467
Yulon Motor Co. Ltd.	144,257	62

		26,537

Thailand - 1.4%
Advanced Info Service PCL (Registered)	137,400	310
Airports of Thailand PCL	88,600	46
Bangkok Bank PCL	57,300	117
Bangkok Bank PCL (Registered)	136,400	279
Bank of Ayudhya PCL	328,654	91
Banpu PCL (Registered)	23,100	161
BEC World PCL (Registered)	196,500	112
Central Pattana PCL (Registered)	132,900	55
CP ALL PCL	299,700	99
Glow Energy PCL	100,200	65
IRPC PCL	1,928,700	115
Kasikornbank PCL	43,200	57
Kasikornbank PCL (Registered)	160,100	212
Krung Thai Bank PCL	559,800	61
Land and Houses PCL (Registered)	444,100	51
PTT Aromatics & Refining PCL	124,994	35
PTT Chemical PCL (Registered)	72,700	65
PTT Exploration & Production PCL (Registered)	158,000	485
PTT PCL (Registered)	115,400	571
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	92
Siam Cement PCL (Registered)	39,400	125
Siam Commercial Bank PCL (Registered)	153,100	216
Thai Oil PCL	44,300	30
TMB Bank PCL*	3,729,497	63
Total Access Communication PCL	93,341	86

		3,599

Turkey - 1.6%
Akbank TAS	118,237	369
Aksigorta A.S.	25,849	48
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	26,604	178
Arcelik	21,718	29
Asya Katilim Bankasi A.S.*	104,510	79

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.9% continued
Turkey - 1.6% continued
BIM Birlesik Magazalar A.S.	7,028	$148
Coca-Cola Icecek A.S.	12,061	50
Dogan Sirketler Grubu Holdings*	94,409	63
Dogan Yayin Holding*	1	—
Enka Insaat ve Sanayi A.S.	45,219	155
Eregli Demir ve Celik Fabrikalari TAS	78,402	211
Ford Otomotiv Sanayi A.S.	13,832	39
Haci Omer Sabanci Holding A.S.	75,824	173
Hurriyet Gazetecilik A.S.*	1	—
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.*	71,400	123
Petkim Petrokimya Holding*	15,877	47
Tekfen Holding A.S.	22,657	43
Tupras Turkiye Petrol Rafine	16,449	174
Turk Sise ve Cam Fabrikalari A.S.*	63,271	45
Turk Telekomunikasyon A.S.*	71,658	162
Turkcell Iletisim Hizmet A.S.	90,085	518
Turkiye Garanti Bankasi A.S.*	286,631	489
Turkiye Halk Bankasi A.S.*	53,105	159
Turkiye Is Bankasi, Class C	126,746	341
Turkiye Vakiflar Bankasi Tao, Class D	126,373	97
Yapi ve Kredi Bankasi, A.S.*	147,727	202

		3,942

Total Common Stocks (Cost $354,751) (2)		221,358

PREFERRED STOCKS - 7.7%
Brazil - 7.2%
AES Tiete S.A.	15,200	97
Aracruz Celulose S.A., Class B	95,100	101
Banco Bradesco S.A.	191,566	1,856
Banco do Estado do Rio Grande do Sul	30,000	72
Banco Itau Holding Financeira S.A.	157,630	1,764
Bradespar S.A.*	32,800	270
Brasil Telecom Participacoes S.A.	24,842	185
Brasil Telecom S.A.	19,100	112
Braskem S.A., Class A	27,700	66
Centrais Eletricas Brasileiras S.A., Class B	26,862	278
Cia Brasileira de Distribuicao Grupo Pao de Acucar	12,598	167
Cia de Bebidas das Americas	20,214	878
Cia de Transmissao de Energia Eletrica Paulista	5,200	94
Cia Energetica de Minas Gerais	36,521	498
Cia Energetica de Sao Paulo, Class B	22,805	148
Cia Paranaense de Energia, Class B	10,021	103
Cia Vale do Rio Doce, Class A	273,034	2,797
Duratex S.A.	13,900	86
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	13,521	148
Fertilizantes Fosfatados S.A.	24,400	117
Gerdau S.A.	86,000	555
Investimentos Itau S.A.	277,810	954
Klabin S.A.	85,500	121
Lojas Americanas S.A.	43,874	118
Metalurgica Gerdau S.A.	36,100	312
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange)*	26,096	149
Petroleo Brasileiro S.A. - Petrobras	413,266	4,048
Sadia S.A.	68,400	110
Suzano Papel e Celulose S.A.*	23,200	120
Tam S.A.	14,400	118
Tele Norte Leste Participacoes S.A.	37,700	521
Telemar Norte Leste S.A.	7,300	174
Tim Participacoes S.A.	95,610	121
Ultrapar Participacoes S.A.	11,300	246
Usinas Siderurgicas de Minas Gerais S.A., Class A	34,575	393
Vivo Participacoes S.A.	19,950	242
Votorantim Celulose e Papel S.A.*	17,300	133

		18,272

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A.	8,605	207

Russia - 0.1%
Surgutneftegaz	5,374	1
Surgutneftegaz ADR	104,300	193

		194

South Korea - 0.3%
Hyundai Motor Co.*	6,370	71
LG Electronics, Inc.*	2,668	71
Samsung Electronics Co. Ltd.	2,801	581

		723

Total Preferred Stocks (Cost $31,923) (2)		19,396

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
China Overseas Land & Investment Ltd.*	20,560	$7

Growthpoint Properties Ltd.*	18,922	4

Total Rights (Cost $ – ) (2)		11

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.1%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$2,824	2,824

Total Short-Term Investments (Cost $2,824)		2,824

Total Investments - 96.7% (Cost $389,498)		243,589

Other Assets less Liabilities - 3.3%		8,362

NET ASSETS - 100.0%		$251,951

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Dax Index (Euro)	2	$336	Long	3/09	$8
DJ Euro Stoxx (Euro)	34	1158	Long	3/09	15
Hang Seng Index (Hong Kong Dollar)	20	1,859	Long	1/09	55
MSCI Taiwan Index (U.S. Dollar)	92	1604	Long	1/09	64
SPI 200 (Australian Dollar)	34	2,220	Long	3/09	92
FTSE JSE (South African Rand)	158	3392	Long	3/09	(115)
TOPIX Index (Japanese Yen)	4	380	Long	3/09	22

Total					$141

At December 31, 2008, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Consumer Discretionary	5.1%
Consumer Staples	6.0
Energy	14.4
Financials	22.7
Health Care	2.6
Industrials	8.3
Information Technology	10.8
Materials	12.5
Telecommunication Services	13.6
Utilities	4.0

Total	100%

At December 31, 2008, the Emerging Markets Equity Fund’s Investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.6%
Korean Won	13.8
Brazilian Real	12.7
Taiwanese Dollar	10.9
U.S. Dollar	9.7
South African Rand	8.1
All other currencies less than 5%	27.2

Total	100.0%

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$389,498

Gross tax appreciation of investments	$6,188
Gross tax depreciation of investments	(152,097)

Net tax depreciation of investments	$(145,909)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2008 (UNAUDITED)

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$55,212	$141

Level 2	183,912	—

Level 3	4,465	—

Total	$243,589	$141

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—

Realized gain (loss)	(2,045)	—

Change in unrealized appreciation/depreciation	(5,936)	—

Net Purchases (Sales)	(765)	—

Transfers in and/or out of Level 3	13,211	—

Balance as of 12/31/08	$4,465	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Advertising - 0.3%
Interpublic Group of Cos. (The), Inc.*	10,700	$42
Omnicom Group, Inc.	1,800	49

		91

Aerospace/Defense - 3.2%
General Dynamics Corp.	4,500	259
L-3 Communications Holdings, Inc.	2,000	147
Lockheed Martin Corp.	2,100	177
Northrop Grumman Corp.	5,300	239
Raytheon Co.	900	46
United Technologies Corp.	2,959	159

		1,027

Agriculture - 2.9%
Altria Group, Inc.	13,400	202
Archer-Daniels-Midland Co.	5,100	147
Lorillard, Inc.	3,100	175
Philip Morris International, Inc.	8,900	387
Reynolds American, Inc.	800	32

		943

Airlines - 0.3%
Southwest Airlines Co.	11,600	100

Apparel - 0.5%
Coach, Inc.*	2,800	58
Jones Apparel Group, Inc.	200	1
Polo Ralph Lauren Corp.	2,100	96

		155

Banks - 7.6%
Bank of America Corp.	26,303	370
Capital One Financial Corp.	4,500	144
Citigroup, Inc.	17,900	120
Comerica, Inc.	4,300	85
Goldman Sachs Group (The), Inc.	3,200	270
Huntington Bancshares, Inc.	16,400	126
JPMorgan Chase & Co.	13,300	419
Marshall & Ilsley Corp.	6,000	82
Morgan Stanley	9,200	148
State Street Corp.	800	31
SunTrust Banks, Inc.	4,300	127
U.S. Bancorp	1,800	45
Wells Fargo & Co.	15,700	463

		2,430

Beverages - 1.7%
Coca-Cola (The) Co.	7,900	358
Constellation Brands, Inc., Class A*	700	11
PepsiCo, Inc.	3,400	186

		555

Biotechnology - 2.1%
Amgen, Inc.*	6,800	393
Biogen Idec, Inc.*	3,000	143
Celgene Corp.*	100	5
Gilead Sciences, Inc.*	1,900	97
Life Technologies Corp.*	1,637	38

		676

Chemicals - 2.3%
CF Industries Holdings, Inc.	1,100	54
Dow Chemical (The) Co.	5,800	87
du Pont (E.I.) de Nemours & Co.	4,500	114
Monsanto Co.	3,000	211
PPG Industries, Inc.	4,000	170
Sherwin-Williams (The) Co.	1,600	96
Sigma-Aldrich Corp.	400	17

		749

Commercial Services - 1.0%
Apollo Group, Inc., Class A*	1,000	77
McKesson Corp.	4,400	170
Western Union (The) Co.	4,400	63

		310

Computers - 5.3%
Affiliated Computer Services, Inc., Class A*	1,300	60
Apple, Inc.*	2,300	196
Computer Sciences Corp.*	4,600	162
Dell, Inc.*	12,500	128
Hewlett-Packard Co.	14,100	512
IBM Corp.	6,100	513
Lexmark International, Inc., Class A*	5,400	145
Teradata Corp.*	300	4

		1,720

Cosmetics/Personal Care - 2.7%
Procter & Gamble Co.	13,900	859

Diversified Financial Services - 1.5%
American Express Co.	4,500	83
Ameriprise Financial, Inc.	9,700	227
CME Group, Inc.	400	83
Merrill Lynch & Co., Inc.	5,300	62

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Diversified Financial Services - 1.5% continued
Nasdaq Stock Market (The), Inc.*	1,700	$42

		497

Electric - 3.2%
DTE Energy Co.	4,800	171
Duke Energy Corp.	7,300	110
Edison International	6,068	195
Entergy Corp.	2,600	216
Pepco Holdings, Inc.	9,600	170
PG&E Corp.	2,600	101
Pinnacle West Capital Corp.	1,500	48
Public Service Enterprise Group, Inc.	1,000	29

		1,040

Electronics - 0.7%
Agilent Technologies, Inc.*	4,800	75
Thermo Fisher Scientific, Inc.*	4,300	147

		222

Engineering & Construction - 0.3%
Fluor Corp.	2,400	108

Food - 2.5%
Campbell Soup Co.	4,200	126
General Mills, Inc.	300	18
Heinz (H.J.) Co.	2,600	98
JM Smucker (The) Co.	500	21
Kellogg Co.	500	22
Kraft Foods, Inc., Class A	5,800	156
Safeway, Inc.	6,600	157
Sysco Corp.	9,200	211

		809

Gas - 0.7%
Centerpoint Energy, Inc.	3,200	40
Sempra Energy	4,500	192

		232

Hand/Machine Tools - 0.0%
Black & Decker Corp.	100	4

Healthcare - Products - 4.4%
Bard (C.R.), Inc.	300	25
Baxter International, Inc.	3,057	164
Boston Scientific Corp.*	2,200	17
Covidien Ltd.	3,500	127
Johnson & Johnson	13,700	820
Medtronic, Inc.	8,100	254
St. Jude Medical, Inc.*	700	23

		1,430

Healthcare - Services - 1.0%
Aetna, Inc.	4,100	117
UnitedHealth Group, Inc.	3,100	82
WellPoint, Inc.*	2,900	122

		321

Home Builders - 0.2%
Centex Corp.	1,700	18
Pulte Homes, Inc.	2,900	32

		50

Home Furnishings - 0.0%
Harman International Industries, Inc.	400	7

Household Products/Wares - 0.1%
Kimberly-Clark Corp.	600	32

Insurance - 3.0%
Allstate (The) Corp.	3,900	128
AON Corp.	3,000	137
Assurant, Inc.	1,400	42
Chubb Corp.	1,400	71
Lincoln National Corp.	1,300	24
Metlife, Inc.	3,521	123
Principal Financial Group, Inc.	900	20
Prudential Financial, Inc.	5,015	152
Travelers Cos. (The), Inc.	5,700	258

		955

Internet - 2.0%
Amazon.com, Inc.*	600	31
eBay, Inc.*	8,100	113
Expedia, Inc.*	600	5
Google, Inc., Class A*	600	185
Symantec Corp.*	15,900	215
Yahoo!, Inc.*	7,731	94

		643

Investment Companies - 0.0%
American Capital Ltd.	1,900	6

Iron/Steel - 0.7%
Nucor Corp.	3,900	180
United States Steel Corp.	800	30

		210

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Leisure Time - 0.1%
Carnival Corp.	900	$22

Machinery - Diversified - 0.3%
Flowserve Corp.	1,200	62
Rockwell Automation, Inc.	900	29

		91

Media - 2.9%
Comcast Corp., Class A	20,000	338
Disney (The Walt) Co.	4,500	102
McGraw-Hill Cos. (The), Inc.	5,900	137
News Corp., Class A	5,300	48
Time Warner, Inc.	30,300	305

		930

Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	200	5

Miscellaneous Manufacturing - 5.6%
3M Co.	3,300	190
Cooper Industries Ltd., Class A	5,100	149
Danaher Corp.	2,800	158
Dover Corp.	6,200	204
General Electric Co.	38,800	629
Honeywell International, Inc.	3,400	112
Illinois Tool Works, Inc.	1,600	56
ITT Corp.	3,000	138
Parker Hannifin Corp.	2,950	125
Tyco International Ltd.	1,800	39

		1,800

Office/Business Equipment - 0.1%
Xerox Corp.	3,300	26

Oil & Gas - 12.7%
Anadarko Petroleum Corp.	2,600	100
Chevron Corp.	9,500	703
ConocoPhillips	9,049	469
Devon Energy Corp.	1,800	118
ENSCO International, Inc.	4,400	125
Exxon Mobil Corp.	22,300	1,780
Marathon Oil Corp.	1,000	27
Murphy Oil Corp.	2,000	89
Noble Corp.	5,800	128
Occidental Petroleum Corp.	6,700	402
Sunoco, Inc.	200	9
Transocean Ltd.*	2,286	108
Valero Energy Corp.	1,400	30

		4,088

Oil & Gas Services - 0.6%
National-Oilwell Varco, Inc.*	4,700	115
Schlumberger Ltd.	2,200	93

		208

Packaging & Containers - 0.1%
Bemis Co., Inc.	1,000	24

Pharmaceuticals - 5.8%
Abbott Laboratories	3,175	169
Bristol-Myers Squibb Co.	8,800	205
Cardinal Health, Inc.	700	24
Express Scripts, Inc.*	1,500	82
Forest Laboratories, Inc.*	1,800	46
Lilly (Eli) & Co.	5,500	222
Merck & Co., Inc.	8,000	243
Pfizer, Inc.	36,700	650
Schering-Plough Corp.	1,400	24
Wyeth	5,300	199

		1,864

Real Estate Investment Trusts - 1.1%
Boston Properties, Inc.	2,300	126
Equity Residential	2,400	72
HCP, Inc.	5,500	153
Host Hotels & Resorts, Inc.	800	6
Vornado Realty Trust	100	6

		363

Retail - 5.9%
Big Lots, Inc.*	5,600	81
CVS Caremark Corp.	5,200	149
GameStop Corp., Class A*	1,200	26
Gap (The), Inc.	10,900	146
Home Depot (The), Inc.	9,000	207
Limited Brands, Inc.	8,500	85
Macy’s, Inc.	2,500	26
McDonald’s Corp.	5,700	354
RadioShack Corp.	13,200	158
TJX Cos., Inc.	1,100	23
Wal-Mart Stores, Inc.	11,200	628

		1,883

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Savings & Loans - 0.0%
Hudson City Bancorp, Inc.	200	$3

Semiconductors - 1.6%
Broadcom Corp., Class A*	1,600	27
Intel Corp.	12,600	185
QLogic Corp.*	6,200	83
Texas Instruments, Inc.	13,200	205

		500

Software - 4.1%
Adobe Systems, Inc.*	4,900	104
Autodesk, Inc.*	700	14
Fidelity National Information Services, Inc.	4,600	75
Fiserv, Inc.*	3,400	124
Microsoft Corp.	36,400	707
Oracle Corp.*	16,400	291

		1,315

Telecommunications - 5.1%
AT&T, Inc.	18,427	525
CenturyTel, Inc.	6,700	183
Cisco Systems, Inc.*	24,200	394
Embarq Corp.	600	22
Frontier Communications Corp.	2,500	22
Harris Corp.	500	19
JDS Uniphase Corp.*	2,600	9
QUALCOMM, Inc.	2,964	106
Sprint Nextel Corp.*	19,400	36
Verizon Communications, Inc.	7,747	263
Windstream Corp.	7,500	69

		1,648

Toys Games & Hobbies - 0.0%
Hasbro, Inc.	400	12

Transportation - 1.0%
Burlington Northern Santa Fe Corp.	300	23
C.H. Robinson Worldwide, Inc.	1,400	77
CSX Corp.	1,100	36
Norfolk Southern Corp.	1,600	75
Union Pacific Corp.	700	33
United Parcel Service, Inc., Class B	1,400	77

		321

Total Common Stocks (Cost $39,152)		31,284

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.9%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$691	691
U.S. Treasury Bill,
0.35%, 5/14/09(1)	230	230

Total Short-Term Investments (Cost $921)		921

Total Investments - 100.1% (Cost $40,073)		32,205

Liabilities less Other Assets - (0.1)%		(17)

NET ASSETS - 100.0%		$32,188

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-mini	20	$900	Long	3/09	$20

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$40,073

Gross tax appreciation of investments	$984
Gross tax depreciation of investments	(8,852)

Net tax depreciation of investments	$(7,868)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$31,284	$20

Level 2	921	—

Level 3	—	—

Total	$32,205	$20

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
GROWTH EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Aerospace/Defense - 3.8%
L-3 Communications Holdings, Inc.	15,998	$1,180
Lockheed Martin Corp.	20,823	1,751
Northrop Grumman Corp.	33,208	1,496
Raytheon Co.	37,431	1,910

		6,337

Apparel - 0.8%
NIKE, Inc., Class B	25,262	1,288

Banks - 8.3%
Bank of America Corp.	79,850	1,124
Citigroup, Inc.	97,324	653
Cullen/Frost Bankers, Inc.	15,168	769
Goldman Sachs Group (The), Inc.	25,864	2,183
JPMorgan Chase & Co.	110,526	3,485
Morgan Stanley	74,349	1,193
SunTrust Banks, Inc.	54,058	1,597
Wells Fargo & Co.	89,978	2,652

		13,656

Beverages - 1.1%
Dr Pepper Snapple Group, Inc.*	44,077	716
Pepsi Bottling Group, Inc.	51,698	1,164

		1,880

Biotechnology - 2.3%
Amgen, Inc.*	47,919	2,767
Genentech, Inc.*	11,685	969

		3,736

Chemicals - 0.6%
Air Products & Chemicals, Inc.	18,926	951

Computers - 6.0%
Accenture Ltd., Class A	37,483	1,229
Dell, Inc.*	46,646	478
Hewlett-Packard Co.	82,094	2,979
IBM Corp.	56,461	4,752
Micros Systems, Inc.*	33,573	548

		9,986

Cosmetics/Personal Care - 3.7%
Colgate-Palmolive Co.	11,576	793
Procter & Gamble Co.	85,556	5,289

		6,082

Diversified Financial Services - 1.5%
Discover Financial Services	89,180	850
Fannie Mae	290,600	221
Lazard Ltd., Class A	44,956	1,337

		2,408

Electric - 3.0%
Entergy Corp.	16,242	1,350
FPL Group, Inc.	28,856	1,453
NRG Energy, Inc.*	89,069	2,078

		4,881

Environmental Control - 1.2%
Waste Management, Inc.	57,686	1,912

Food - 3.7%
General Mills, Inc.	51,754	3,144
Kroger Co.	112,536	2,972

		6,116

Healthcare - Products - 4.4%
Covidien Ltd.	72,330	2,621
Johnson & Johnson	77,203	4,619

		7,240

Healthcare - Services - 1.5%
CIGNA Corp.	55,109	928
Quest Diagnostics, Inc.	25,267	1,312
Tenet Healthcare Corp.*	175,623	202

		2,442

Home Builders - 0.7%
Pulte Homes, Inc.	114,325	1,250

Insurance - 5.9%
ACE Ltd.	56,259	2,977
Allstate (The) Corp.	31,171	1,021
Conseco, Inc.*	343,414	1,779
Metlife, Inc.	66,920	2,333
Unum Group	87,667	1,631

		9,741

Internet - 0.5%
eBay, Inc.*	57,907	808

Iron/Steel - 0.5%
Nucor Corp.	17,080	789

Machinery - Diversified - 0.8%
Cummins, Inc.	48,685	1,301

Media - 2.0%
Disney (The Walt) Co.	66,483	1,508

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Media - 2.0% continued
Time Warner, Inc.	173,212	$1,743

		3,251

Mining - 1.4%
Cia Vale do Rio Doce ADR	95,090	1,152
Southern Copper Corp.	69,011	1,108

		2,260

Miscellaneous Manufacturing - 2.9%
Dover Corp.	32,055	1,055
General Electric Co.	165,125	2,675
Parker Hannifin Corp.	24,671	1,050

		4,780

Oil & Gas - 12.8%
Chevron Corp.	71,018	5,253
ENSCO International, Inc.	47,143	1,338
Exxon Mobil Corp.	85,167	6,799
Noble Corp.	65,727	1,452
Occidental Petroleum Corp.	44,733	2,684
Petroleo Brasileiro S.A. ADR	48,539	1,189
Talisman Energy, Inc.	112,799	1,127
Valero Energy Corp.	60,969	1,319

		21,161

Pharmaceuticals - 6.0%
Cephalon, Inc.*	15,907	1,226
Forest Laboratories, Inc.*	66,914	1,704
Lilly (Eli) & Co.	60,129	2,421
Pfizer, Inc.	153,494	2,718
Teva Pharmaceutical Industries Ltd. ADR	42,656	1,816

		9,885

Retail - 9.6%
Aeropostale, Inc.*	68,632	1,105
Best Buy Co., Inc.	44,432	1,249
GameStop Corp., Class A*	26,543	575
Gap (The), Inc.	152,023	2,036
McDonald’s Corp.	52,525	3,266
TJX Cos., Inc.	81,978	1,686
Wal-Mart Stores, Inc.	106,166	5,952

		15,869

Semiconductors - 2.8%
Intel Corp.	208,859	3,062
National Semiconductor Corp.	81,856	824
Texas Instruments, Inc.	49,793	773

		4,659

Software - 5.4%
BMC Software, Inc.*	58,869	1,584
CA, Inc.	105,786	1,960
Microsoft Corp.	207,573	4,036
Oracle Corp.*	75,864	1,345

		8,925

Telecommunications - 5.6%
AT&T, Inc.	72,265	2,060
Cisco Systems, Inc.*	105,517	1,720
Embarq Corp.	43,638	1,569
Nokia OYJ ADR	102,320	1,596
Qwest Communications International, Inc.	250,580	912
Verizon Communications, Inc.	41,233	1,398

		9,255

Transportation - 0.4%
Burlington Northern Santa Fe Corp.	9,707	735

Total Common Stocks (Cost $216,532)		163,584

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.1%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$110	110

Total Short-Term Investments (Cost $110)		110

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000S)
OPTIONS - 0.0%
Lehman Brothers Holdings, Inc./ January 16, 2010/20.00	375	$—
Lehman Brothers Holdings, Inc./ January 16, 2010/22.50	631	1

Total Options (Premiums Paid $484)		1

Total Investments - 99.3% (Cost $217,126)		163,695

Other Assets less Liabilities - 0.7%		1,168

NET ASSETS - 100.0%		$164,863

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$217,126

Gross tax appreciation of investments	$7,994
Gross tax depreciation of investments	(61,425)

Net tax depreciation of investments	$(53,431)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$163,584	$1

Level 2	110	—

Level 3	—	—

Total	$163,694	$1

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 57.0%
Auto Parts & Equipment - 0.6%
Magna International, Inc., Class A	45,000	$1,347

Banks - 1.2%
Capital One Financial Corp.	85,000	2,711

Beverages - 2.0%
Pepsi Bottling Group, Inc.	200,000	4,502

Chemicals - 1.1%
Dow Chemical (The) Co.	170,000	2,565

Commercial Services - 0.3%
Macquarie Infrastructure Co. LLC	185,000	697

Computers - 4.5%
Accenture Ltd., Class A	165,000	5,410
Computer Sciences Corp.*	140,000	4,920

		10,330

Cosmetics/Personal Care - 1.2%
Procter & Gamble Co.	45,000	2,782

Food - 4.6%
B&G Food, Inc.	280,000	2,898
Kraft Foods, Inc., Class A	180,000	4,833
SUPERVALU, Inc.	200,000	2,920

		10,651

Forest Products & Paper - 1.9%
Rayonier, Inc.	140,000	4,389

Healthcare - Products - 2.3%
Johnson & Johnson	90,000	5,385

Insurance - 6.1%
Berkshire Hathaway, Inc., Class A*	20	1,932
Chubb Corp.	120,000	6,120
Travelers Cos. (The), Inc.	130,000	5,876

		13,928

Media - 2.2%
Disney (The Walt) Co.	226,000	5,128

Mining - 1.4%
Southern Copper Corp.	195,000	3,132

Miscellaneous Manufacturing - 4.6%
3M Co.	75,000	4,315
Eaton Corp.	60,000	2,983
General Electric Co.	205,000	3,321

		10,619

Oil & Gas - 9.6%
ConocoPhillips	75,000	3,885
Devon Energy Corp.	60,000	3,942
EnCana Corp.	75,000	3,486
Marathon Oil Corp.	144,000	3,940
Occidental Petroleum Corp.	80,000	4,799
Valero Energy Corp.	95,000	2,056

		22,108

Pharmaceuticals - 4.6%
AstraZeneca PLC ADR	35,000	1,436
GlaxoSmithKline PLC ADR	127,000	4,733
Pfizer, Inc.	255,000	4,516

		10,685

Real Estate Investment Trusts - 1.7%
Healthcare Realty Trust, Inc.	170,000	3,992

Retail - 3.2%
Best Buy Co., Inc.	100,000	2,811
Home Depot (The), Inc.	195,000	4,489

		7,300

Telecommunications - 3.9%
Nokia OYJ ADR	215,000	3,354
Verizon Communications, Inc.	165,000	5,593

		8,947

Total Common Stocks (Cost $171,489)		131,198

CONVERTIBLE PREFERRED STOCKS - 11.8%
Banks - 3.1%
Bank of America Corp., 7.25%	6,500	4,225
Citigroup, Inc., 6.50%	100,000	2,799

		7,024

Chemicals - 1.1%
Celanese Corp., 4.25%	150,000	2,528

Pharmaceuticals - 4.1%
Mylan, Inc. of Pennsylvania, 6.50%	6,000	3,954
Schering-Plough Corp., 6.00%	32,000	5,584

		9,538

Savings & Loans - 3.5%
New York Community Capital Trust V, 6.00%	200,000	6,196

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 11.8% continued
Savings & Loans - 3.5% continued
Sovereign Capital Trust IV, 4.38%	100,000	$1,894

		8,090

Total Convertible Preferred Stocks (Cost $43,931)	27,180

	PRINCIPAL AMOUNT (000S)
CONVERTIBLE BONDS - 25.2%
Computers - 6.3%
CACI International, Inc.,
2.13%, 5/1/14	$6,000	5,460
Maxtor Corp.,
2.38%, 8/15/12	3,000	1,815
Mentor Graphics Corp.,
6.25%, 3/1/26	5,000	2,850
NetApp, Inc.,
1.75%, 6/1/13(1) (2)	6,000	4,403

		14,528

Healthcare - Services - 1.5%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	3,375

Insurance - 2.3%
American Equity Investment Life Holding Co.,
5.25%, 12/6/24	8,000	5,200

Mining - 2.8%
Newmont Mining Corp.,
1.63%, 7/15/17	6,000	6,390

Oil & Gas - 2.9%
Transocean, Inc.,
1.50%, 12/15/37	5,000	4,125
1.63%, 12/15/37	3,000	2,647

		6,772

Pharmaceuticals - 2.0%
Watson Pharmaceuticals, Inc.,
1.75%, 3/15/23	5,000	4,650

Retail - 0.8%
Sonic Automotive, Inc.,
4.25%, 11/30/15	5,500	1,760

Semiconductors - 2.3%
Intel Corp.,
2.95%, 12/15/35	6,000	5,212

Telecommunications - 3.8%
NII Holdings , Inc.,
3.13%, 6/15/12	6,000	3,638
RF Micro Devices, Inc.,
0.75%, 4/15/12	10,000	5,087

		8,725

Transportation - 0.5%
YRC Worldwide, Inc.,
5.00%, 8/8/23	4,187	1,267

Total Convertible Bonds (Cost $86,920)		57,879

SHORT-TERM INVESTMENTS - 5.7%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	13,218	13,218

Total Short-Term Investments (Cost $13,218)		13,218

Total Investments - 99.7% (Cost $315,558)		229,475

Other Assets less Liabilities - 0.3%		653

NET ASSETS - 100.0%		$230,128

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At December 31, 2008, the value of these restricted illiquid securities amounted to approximately $4,403,000 or 1.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
NetApp, Inc.,
1.75%, 6/1/13	6/4/08-7/16/08	$5,956

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$315,558

Gross tax appreciation of investments	$5,705
Gross tax depreciation of investments	(91,788)

Net tax depreciation of investments	$(86,083)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$158,378	$—

Level 2	71,097	—

Level 3	—	—

Total	$229,475	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL GROWTH EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%
Australia - 3.1%
Cochlear Ltd.	62,436	$2,457
QBE Insurance Group Ltd.	78,565	1,428
Telstra Group Corp. Ltd.	1,936,121	5,183

		9,068

Belgium - 1.0%
Anheuser-Busch InBev N.V.	128,319	2,975

Canada - 1.4%
Bombardier, Inc., Class B	1,152,500	4,154

China - 0.7%
Bank of China Ltd., Class H	7,593,000	2,094

Finland - 1.7%
UPM-Kymmene OYJ	376,971	4,779

France - 11.0%
Accor S.A.	59,653	2,935
Air Liquide	61,134	5,593
BNP Paribas	89,988	3,800
Cap Gemini S.A.	66,854	2,577
Societe Generale	97,832	4,954
Thales S.A.	115,312	4,812
Total S.A., Class B	83,366	4,544
UBISOFT Entertainment*	131,634	2,573

		31,788

Germany - 14.0%
Allianz SE (Registered)	51,445	5,517
Bayer A.G.	103,558	6,083
Commerzbank A.G.	266,266	2,538
Deutsche Telekom A.G. (Registered)	254,459	3,866
E.ON A.G.	135,230	5,468
GEA Group A.G.	116,991	2,006
Linde A.G.	55,105	4,662
SAP A.G.	152,212	5,454
Siemens A.G. (Registered)	66,480	4,979

		40,573

Italy - 2.7%
ENI S.p.A.	201,405	4,772
Lottomatica S.p.A.	120,454	2,974

		7,746

Japan - 20.0%
Chiyoda Corp.	385,000	2,140
East Japan Railway Co.	645	5,038
Kawasaki Heavy Industries Ltd.	1,215,000	2,464
Kinden Corp.	387,000	3,490
Kirin Holdings Co. Ltd.	412,000	5,432
Kubota Corp.	543,000	3,904
Mitsubishi Estate Co. Ltd.	315,000	5,196
Mitsubishi UFJ Financial Group, Inc.	1,195,600	7,420
Shin-Etsu Chemical Co. Ltd.	103,100	4,730
Shiseido Co. Ltd.	224,000	4,586
Sony Corp.	206,400	4,488
Sumitomo Metal Mining Co. Ltd.	244,000	2,594
Toyota Motor Corp.	202,100	6,617

		58,099

Netherlands - 4.9%
Qiagen N.V.*	192,178	3,358
Royal Dutch Shell PLC, Class B (London Exchange)	428,738	10,789

		14,147

Singapore - 1.1%
CapitaLand Ltd.	1,484,000	3,260

Spain - 2.8%
Telefonica S.A.	363,230	8,141

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, Class B	798,872	6,127

Switzerland - 10.5%
ABB Ltd. (Registered)*	257,338	3,879
Julius Baer Holding A.G. (Registered)	64,723	2,490
Nestle S.A. (Registered)	239,673	9,446
Roche Holding A.G. (Genusschein)	57,149	8,797
Syngenta A.G. (Registered)	30,110	5,833

		30,445

United Kingdom - 21.5%
Autonomy Corp. PLC*	334,013	4,597
BAE Systems PLC	914,940	4,986
BP PLC	644,477	4,937
Compass Group PLC	1,043,912	5,179
Diageo PLC	273,408	3,803
GlaxoSmithKline PLC	423,894	7,868
HSBC Holdings PLC	227,652	2,179
ITV PLC	3,950,742	2,265
Lonmin PLC	177,427	2,342
QinetiQ PLC	688,988	1,581
Rio Tinto PLC	151,830	3,289
Royal Bank of Scotland Group PLC	4,745,223	3,430

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
United Kingdom - 21.5% continued
Standard Chartered PLC	182,358	$2,331
Vodafone Group PLC	4,426,124	8,909
Weir Group (The) PLC	40,351	181
WPP PLC	741,738	4,323

		62,200

Total Common Stocks (Cost $383,138) (1)		285,596

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.0%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$98	98

Total Short-Term Investments (Cost $98)		98

Total Investments - 98.5% (Cost $383,236)		285,694

Other Assets less Liabilities - 1.5%		4,254

NET ASSETS - 100.0%		$289,948

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	9.2
Energy	8.8
Financials	16.3
Health Care	10.0
Industrials	15.2
Information Technology	7.5
Materials	11.8
Telecommunication Services	9.2
Utilities	1.9

Total	100%

At December 31, 2008, the International Growth Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	34.8%
Japanese Yen	20.2
British Pound	25.7
Swiss Franc	10.7
All other currencies less than 5%	8.6

Total	100.0%

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$383,236

Gross tax appreciation of investments	$6,824
Gross tax depreciation of investments	(104,366)

Net tax depreciation of investments	$(97,542)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$4,154	$—

Level 2	281,540	—

Level 3	—	—

Total	$285,694	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%
Aerospace/Defense - 2.8%
Boeing Co.	174,265	$7,436

Agriculture - 2.0%
Philip Morris International, Inc.	126,000	5,482

Banks - 15.2%
Bank of New York Mellon (The) Corp.	201,580	5,711
Capital One Financial Corp.	199,000	6,346
Credit Suisse Group A.G. ADR	178,125	5,034
Goldman Sachs Group (The), Inc.	78,310	6,609
JPMorgan Chase & Co.	294,445	9,284
Wells Fargo & Co.	281,695	8,304

		41,288

Beverages - 4.3%
Coca-Cola (The) Co.	129,000	5,840
PepsiCo, Inc.	108,000	5,915

		11,755

Chemicals - 1.5%
Dow Chemical (The) Co.	268,000	4,044

Computers - 1.6%
IBM Corp.	52,000	4,376

Diversified Financial Services - 2.0%
American Express Co.	296,000	5,491

Food - 3.2%
Kraft Foods, Inc., Class A	326,000	8,753

Forest Products & Paper - 1.6%
Weyerhaeuser Co.	142,110	4,350

Hand/Machine Tools - 2.1%
Black & Decker Corp.	133,000	5,561

Healthcare - Products - 2.3%
Johnson & Johnson	103,530	6,194

Home Furnishings - 1.5%
Whirlpool Corp.	101,000	4,176

Insurance - 4.7%
Allstate (The) Corp.	223,155	7,311
Hartford Financial Services Group, Inc.	140,000	2,299
Lincoln National Corp.	160,000	3,014

		12,624

Media - 1.7%
McGraw-Hill Cos. (The), Inc.	200,000	4,638

Mining - 2.3%
Alcoa, Inc.	559,240	6,297

Miscellaneous Manufacturing - 4.3%
3M Co.	62,745	3,610
General Electric Co.	488,490	7,914

		11,524

Oil & Gas - 3.4%
Exxon Mobil Corp.	44,855	3,581
Sunoco, Inc.	128,190	5,571

		9,152

Oil & Gas Services - 1.1%
Schlumberger Ltd.	68,355	2,893

Pharmaceuticals - 9.5%
Bristol-Myers Squibb Co.	274,325	6,378
Pfizer, Inc.	427,105	7,564
Sanofi-Aventis SA ADR	188,195	6,052
Wyeth	153,045	5,741

		25,735

Retail - 5.1%
Gap (The), Inc.	202,830	2,716
Home Depot (The), Inc.	295,820	6,810
Penney (J.C.) Co., Inc.	223,800	4,409

		13,935

Savings & Loans - 2.0%
New York Community Bancorp, Inc.	458,000	5,478

Semiconductors - 9.1%
Analog Devices, Inc.	309,500	5,887
Intel Corp.	575,000	8,430
Linear Technology Corp.	268,000	5,928
Xilinx, Inc.	254,000	4,526

		24,771

Software - 3.0%
Microsoft Corp.	418,165	8,129

Telecommunications - 9.0%
AT&T, Inc.	139,920	3,988
Embarq Corp.	200,000	7,192
Telefonaktiebolaget LM Ericsson ADR	772,000	6,029
Verizon Communications, Inc.	209,450	7,100

		24,309

Total Common Stocks (Cost $341,170)		258,391

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND continued	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.6%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$12,469	$12,469

Total Short-Term Investments (Cost $12,469)		12,469

Total Investments - 99.9% (Cost $353,639)		270,860

Other Assets less Liabilities - 0.1%		242

NET ASSETS - 100.0%		$271,102

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$353,639

Gross tax appreciation of investments	$5,076
Gross tax depreciation of investments	(87,855)

Net tax depreciation of investments	$(82,779)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$258,391	$—

Level 2	12,469	—

Level 3	—	—

Total	$270,860	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
MID CAP GROWTH FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%
Aerospace/Defense - 3.4%
Elbit Systems Ltd.	36,200	$1,683
L-3 Communications Holdings, Inc.	23,636	1,744

		3,427

Banks - 3.6%
BB&T Corp.	41,742	1,146
City National Corp. of California	25,835	1,258
Cullen/Frost Bankers, Inc.	24,478	1,241

		3,645

Beverages - 1.5%
Coca-Cola Femsa S.A.B de CV	35,550	1,547

Biotechnology - 3.0%
Genzyme Corp.*	22,084	1,466
Myriad Genetics, Inc.*	23,154	1,534

		3,000

Chemicals - 2.5%
Airgas, Inc.	39,188	1,528
FMC Corp.	23,357	1,045

		2,573

Coal - 1.1%
Alpha Natural Resources, Inc.*	67,594	1,094

Commercial Services - 8.6%
Alliance Data Systems Corp.*	35,705	1,661
Apollo Group, Inc., Class A*	13,653	1,046
ITT Educational Services, Inc.*	18,021	1,712
SAIC, Inc.*	65,653	1,279
Watson Wyatt Worldwide, Inc., Class A	31,060	1,485
Western Union (The) Co.	106,138	1,522

		8,705

Computers - 0.9%
Micros Systems, Inc.*	53,603	875

Distribution/Wholesale - 1.1%
LKQ Corp.*	99,412	1,159

Diversified Financial Services - 1.4%
Lazard Ltd., Class A	47,839	1,423

Electrical Components & Equipment - 1.0%
Ametek, Inc.	34,096	1,030

Electronics - 7.1%
Amphenol Corp., Class A	60,454	1,450
Cogent, Inc.*	110,966	1,506
Flir Systems, Inc.*	48,701	1,494
Jabil Circuit, Inc.	222,301	1,500
Thermo Fisher Scientific, Inc.*	36,726	1,251

		7,201

Energy - Alternate Sources - 1.3%
Covanta Holding Corp.*	60,254	1,323

Engineering & Construction - 2.2%
Fluor Corp.	15,525	697
Granite Construction, Inc.	34,441	1,513

		2,210

Environmental Control - 4.2%
Clean Harbors, Inc.*	24,030	1,525
Republic Services, Inc.	64,752	1,605
Stericycle, Inc.*	22,548	1,174

		4,304

Food - 1.5%
Kroger (The) Co.	56,006	1,479

Healthcare - Products - 3.6%
Bard (C.R.), Inc.	12,228	1,030
Haemonetics Corp. of Massachusetts*	28,598	1,616
Varian Medical Systems, Inc.*	28,810	1,010

		3,656

Healthcare - Services - 1.8%
Quest Diagnostics, Inc.	34,739	1,803

Home Builders - 1.6%
Pulte Homes, Inc.	152,840	1,671

Household Products/Wares - 1.4%
Scotts Miracle-Gro (The) Co., Class A	47,298	1,406

Insurance - 1.0%
Axis Capital Holdings Ltd.	35,305	1,028

Internet - 1.3%
McAfee, Inc.*	39,318	1,359

Leisure Time - 1.4%
WMS Industries, Inc.*	53,526	1,440

Lodging - 1.4%
Choice Hotels International, Inc.	46,607	1,401

Machinery - Diversified - 3.6%
Flowserve Corp.	27,416	1,412
Roper Industries, Inc.	33,415	1,450

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8% continued
Machinery - Diversified - 3.6% continued
Wabtec Corp.	20,167	$802

		3,664

Oil & Gas - 3.4%
Cimarex Energy Co.	49,652	1,329
Noble Energy, Inc.	21,246	1,046
St. Mary Land & Exploration Co.	50,905	1,034

		3,409

Oil & Gas Services - 2.3%
Cameron International Corp.*	48,261	989
National-Oilwell Varco, Inc.*	54,128	1,323

		2,312

Packaging & Containers - 1.2%
Rock-Tenn Co., Class A	36,160	1,236

Pharmaceuticals - 4.6%
Cephalon, Inc.*	21,494	1,656
Express Scripts, Inc.*	27,006	1,485
Perrigo Co.	48,512	1,567

		4,708

Retail - 11.2%
Advance Auto Parts, Inc.	54,613	1,838
Burger King Holdings, Inc.	65,464	1,563
Copart, Inc.*	52,532	1,428
Dollar Tree Stores, Inc.*	27,968	1,169
Guess?, Inc.	93,903	1,442
Ross Stores, Inc.	57,053	1,696
Tractor Supply Co.*	29,044	1,050
World Fuel Services Corp.	31,782	1,176

		11,362

Savings & Loans - 1.2%
People’s United Financial, Inc.	68,333	1,218

Semiconductors - 5.2%
Altera Corp.	63,760	1,065
Broadcom Corp., Class A*	65,014	1,103
Microchip Technology, Inc.	42,387	828
Varian Semiconductor Equipment Associates, Inc.*	54,235	983
Xilinx, Inc.	74,061	1,320

		5,299

Software - 2.5%
Ansys, Inc.*	34,328	957
Quality Systems, Inc.	36,014	1,571

		2,528

Telecommunications - 3.1%
Juniper Networks, Inc.*	82,358	1,442
NII Holdings, Inc.*	92,953	1,690

		3,132

Toys Games & Hobbies - 1.1%
Hasbro, Inc.	39,531	1,153

Transportation - 2.5%
CSX Corp.	36,553	1,187
Hunt (J.B.) Transport Services, Inc.	52,733	1,385

		2,572

Total Common Stocks (Cost $100,131)		101,352

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.9%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$916	916

Total Short-Term Investments (Cost $916)		916

Total Investments - 100.7% (Cost $101,047)		102,268

Liabilities less Other Assets - (0.7)%		(700)

NET ASSETS - 100.0%		$101,568

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$101,047

Gross tax appreciation of investments	$5,993
Gross tax depreciation of investments	(4,772)

Federal tax appreciation of investments	$1,221

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$101,352	$—

Level 2	916	—

Level 3	—	—

Total	$102,268	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SELECT EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.6%
Aerospace/Defense - 5.8%
Goodrich Corp.	31,800	$1,177
Lockheed Martin Corp.	24,200	2,035
Raytheon Co.	31,700	1,618

		4,830

Agriculture - 4.3%
Philip Morris International, Inc.	81,100	3,529

Biotechnology - 4.6%
Amgen, Inc.*	21,100	1,218
Gilead Sciences, Inc.*	51,225	2,620

		3,838

Chemicals - 4.6%
FMC Corp.	24,100	1,078
Mosaic (The) Co.	26,300	910
Sherwin-Williams (The) Co.	30,500	1,822

		3,810

Commercial Services - 0.6%
Brink’s (The) Co.	19,600	527

Computers - 9.9%
Apple, Inc.*	15,700	1,340
EMC Corp. of Massachusetts*	158,400	1,658
Hewlett-Packard Co.	49,200	1,786
IBM Corp.	25,800	2,171
NetApp, , Inc.*	86,800	1,213

		8,168

Diversified Financial Services - 1.5%
Franklin Resources, Inc.	19,600	1,250

Engineering & Construction - 1.4%
Fluor Corp.	26,000	1,167

Food - 2.5%
Kroger (The) Co.	55,200	1,458
Sysco Corp.	25,500	585

		2,043

Healthcare - Products - 2.5%
Baxter International, Inc.	20,000	1,072
Johnson & Johnson	17,100	1,023

		2,095

Healthcare - Services - 0.4%
WellPoint, Inc.*	8,000	337

Household Products/Wares - 2.4%
Clorox Co.	17,100	950
Kimberly-Clark Corp.	20,400	1,076

		2,026

Insurance - 3.6%
AON Corp.	33,600	1,535
W.R. Berkley Corp.	46,100	1,429

		2,964

Internet - 1.1%
Google, Inc., Class A*	2,900	892

Iron/Steel - 1.1%
United States Steel Corp.	23,500	874

Machinery - Diversified - 0.7%
Cummins, Inc.	20,800	556

Media - 2.1%
DIRECTV Group (The), Inc.*	75,600	1,732

Mining - 1.8%
Goldcorp, Inc.	35,100	1,107
Southern Copper Corp.	24,100	387

		1,494

Oil & Gas - 10.0%
Anadarko Petroleum Corp.	30,700	1,183
Devon Energy Corp.	13,600	894
Exxon Mobil Corp.	37,500	2,993
Noble Energy, Inc.	20,700	1,019
Occidental Petroleum Corp.	36,400	2,184

		8,273

Pharmaceuticals - 6.6%
Abbott Laboratories	51,500	2,748
Cephalon, Inc.*	19,600	1,510
Express Scripts, Inc.*	21,700	1,193

		5,451

Retail - 10.0%
Dollar Tree Stores, Inc.*	27,100	1,133
Gap (The), Inc.	108,100	1,447
Home Depot (The), Inc.	32,400	746
McDonald’s Corp.	32,160	2,000
Wal-Mart Stores, Inc.	52,900	2,966

		8,292

Semiconductors - 5.3%
Altera Corp.	88,900	1,486
Broadcom Corp., Class A*	81,200	1,378

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.6% continued
Semiconductors - 5.3% continued
Intel Corp.	106,500	$1,561

		4,425

Software - 8.9%
CA, Inc.	81,800	1,516
Check Point Software Technologies*	76,000	1,443
Microsoft Corp.	136,400	2,652
Oracle Corp.*	64,100	1,136
SAP A.G. ADR	17,400	630

		7,377

Telecommunications - 5.6%
China Mobile Ltd. ADR	16,900	859
Cisco Systems, Inc.*	138,100	2,251
Juniper Networks, Inc.*	61,100	1,070
NII Holdings, Inc.*	22,600	411

		4,591

Transportation - 3.3%
C.H. Robinson Worldwide, Inc.	21,100	1,161
Hunt (J.B.) Transport Services, Inc.	29,800	783
Union Pacific Corp.	15,600	746

		2,690

Total Common Stocks (Cost $92,596)		83,231

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.1%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$54	54

Total Short-Term Investments (Cost $54)		54

Total Investments - 100.7% (Cost $92,650)		83,285

Liabilities less Other Assets - (0.7)%		(573)

NET ASSETS - 100.0%		$82,712

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$92,650

Gross tax appreciation of investments	$1,833
Gross tax depreciation of investments	(11,198)

Net tax depreciation of investments	$(9,365)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$83,231	$—

Level 2	54	—

Level 3	—	—

Total	$83,285	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Aerospace/Defense - 3.1%
Curtiss-Wright Corp.	11,260	$376
Orbital Sciences Corp.*	18,541	362
Teledyne Technologies, Inc.*	5,767	257

		995

Apparel - 2.2%
Warnaco Group (The), Inc.*	17,860	351
Wolverine World Wide, Inc.	16,460	346

		697

Banks - 1.8%
City National Corp. of California	4,898	238
Texas Capital Bancshares, Inc.*	9,492	127
Wintrust Financial Corp.	10,337	213

		578

Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc.*	9,919	359
Enzon Pharmaceuticals, Inc.*	30,494	178
Incyte Corp.*	33,810	128
Myriad Genetics, Inc.*	5,710	379
OSI Pharmaceuticals, Inc.*	8,689	339
United Therapeutics Corp.*	1,428	89

		1,472

Coal - 0.5%
Alpha Natural Resources, Inc.*	9,578	155

Commercial Services - 6.4%
Dollar Financial Corp.*	20,812	214
FTI Consulting, Inc.*	4,899	219
Gartner, Inc.*	15,793	282
Kendle International, Inc.*	12,909	332
Navigant Consulting, Inc.*	19,909	316
Net 1 UEPS Technologies, Inc.*	23,494	322
Quanta Services, Inc.*	8,195	162
Watson Wyatt Worldwide, Inc., Class A	3,625	173

		2,020

Computers - 1.2%
Brocade Communications Systems, Inc.*	58,077	163
CACI International, Inc., Class A*	5,040	227

		390

Cosmetics/Personal Care - 1.1%
Chattem, Inc.*	4,841	346

Distribution/Wholesale - 2.1%
Beacon Roofing Supply, Inc.*	19,936	277
Owens & Minor, Inc.	10,286	387

		664

Diversified Financial Services - 0.7%
World Acceptance Corp.*	10,925	216

Electric - 1.1%
Pike Electric Corp.*	29,035	357

Electrical Components & Equipment - 0.4%
GrafTech International Ltd.*	16,461	137

Electronics - 3.2%
Cogent, Inc.*	23,938	325
Dionex Corp.*	5,366	241
Plexus Corp.*	13,900	236
Woodward Governor Co.	9,364	215

		1,017

Engineering & Construction - 2.9%
Exponent, Inc.*	10,378	312
Sterling Construction Co., Inc.*	10,611	197
URS Corp.*	9,991	407

		916

Entertainment - 0.9%
Bally Technologies, Inc.*	11,620	279

Environmental Control - 2.2%
Calgon Carbon Corp.*	16,917	260
Waste Connections, Inc.*	13,909	439

		699

Food - 0.6%
Flowers Foods, Inc.	7,442	181

Hand/Machine Tools - 1.9%
Baldor Electric Co.	14,566	260
Regal-Beloit Corp.	8,819	335

		595

Healthcare - Products - 9.1%
American Medical Systems Holdings, Inc.*	18,713	168
Angiodynamics, Inc.*	15,873	217
Cyberonics, Inc.*	4,787	79
Haemonetics Corp.*	6,481	366
Home Diagnostics, Inc.*	27,718	138
ICU Medical, Inc.*	5,998	199
Immucor, Inc.*	15,910	423
Merit Medical Systems, Inc.*	12,634	227
Somanetics Corp.*	12,792	211

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Healthcare - Products - 9.1% continued
STERIS Corp.	13,643	$326
Techne Corp.	3,865	249
Thoratec Corp.*	8,818	287

		2,890

Healthcare - Services - 2.3%
Alliance Imaging, Inc.*	23,140	184
Amedisys, Inc.*	7,722	319
Genoptix, Inc.*	6,708	229

		732

Household Products/Wares - 0.6%
Tupperware Brands Corp.	7,925	180

Insurance - 0.6%
Max Capital Group Ltd.	10,608	188

Internet - 7.2%
AsiaInfo Holdings, Inc.*	16,412	194
eResearch Technology, Inc.*	36,052	239
Gmarket, Inc. ADR*	16,355	282
j2 Global Communications, Inc.*	16,195	325
NetFlix, Inc.*	12,897	386
Perfect World Co. Ltd. ADR*	12,476	215
Sapient Corp.*	47,065	209
TIBCO Software, Inc.*	45,727	237
Vocus, Inc.*	11,194	204

		2,291

Leisure Time - 0.9%
WMS Industries, Inc.*	10,233	275

Machinery - Diversified - 2.1%
IDEX Corp.	15,507	374
Wabtec Corp.	7,645	304

		678

Mining - 0.5%
Compass Minerals International, Inc.	2,565	150

Miscellaneous Manufacturing - 2.4%
Aptargroup, Inc.	6,534	230
AZZ, Inc.*	12,612	317
Polypore International, Inc.*	30,051	227

		774

Oil & Gas - 3.0%
EXCO Resources, Inc.*	17,249	157
McMoRan Exploration Co.*	20,840	204
Penn Virginia Corp.	8,591	223
Petroquest Energy, Inc.*	27,797	188
St. Mary Land & Exploration Co.	9,350	190

		962

Oil & Gas Services - 1.0%
Cal Dive International, Inc.*	28,893	188
Trico Marine Services, Inc.*	27,560	123

		311

Pharmaceuticals - 4.3%
Alkermes, Inc.*	20,254	216
Allos Therapeutics, Inc.*	17,244	106
Cypress Bioscience, Inc.*	19,202	131
Idenix Pharmaceuticals, Inc.*	22,120	128
Isis Pharmaceuticals, Inc.*	15,076	214
Onyx Pharmaceuticals, Inc.*	5,965	204
Perrigo Co.	7,716	249
Rigel Pharmaceuticals, Inc.*	15,052	120

		1,368

Real Estate Investment Trusts - 2.7%
Capstead Mortgage Corp.	18,054	194
Digital Realty Trust, Inc.	5,981	197
Hatteras Financial Corp.	7,509	200
Tanger Factory Outlet Centers, Inc.	7,074	266

		857

Retail - 8.1%
Aeropostale, Inc.*	21,541	347
Cash America International, Inc.	7,381	202
CEC Entertainment, Inc.*	14,223	345
Children’s Place Retail Stores (The), Inc.*	10,043	218
CKE Restaurants, Inc.	20,206	175
Einstein Noah Restaurant Group, Inc.*	25,139	145
Guess?, Inc.	15,138	232
Gymboree Corp.*	11,940	312
P.F. Chang’s China Bistro, Inc.*	10,522	220
Tractor Supply Co.*	5,193	188
World Fuel Services Corp.	4,903	181

		2,565

Semiconductors - 3.5%
IXYS Corp.	21,271	176
Microsemi Corp.*	19,153	242
MKS Instruments, Inc.*	10,894	161
ON Semiconductor Corp.*	46,172	157
Power Integrations, Inc.	8,570	170

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Semiconductors - 3.5% continued
Silicon Laboratories, Inc.*	8,029	$199

		1,105

Software - 7.6%
Double-Take Software, Inc.*	16,661	150
Informatica Corp.*	21,268	292
Mantech International Corp., Class A*	5,522	299
Parametric Technology Corp.*	16,851	213
Phase Forward, Inc.*	18,136	227
Seachange International, Inc.*	46,758	337
Sybase, Inc.*	13,790	342
Synchronoss Technologies, Inc.*	25,628	273
Wind River Systems, Inc.*	29,580	267

		2,400

Telecommunications - 2.7%
Comtech Telecommunications Corp.*	2,779	127
NTELOS Holdings Corp.	10,355	255
Starent Networks Corp.*	23,294	278
Syniverse Holdings, Inc.*	14,943	179

		839

Transportation - 1.6%
Landstar System, Inc.	9,415	362
Teekay Tankers Ltd.	12,180	155

		517

Total Common Stocks (Cost $35,192)		30,796

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.1%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$665	665

Total Short-Term Investments (Cost $665)		665

Total Investments - 99.3% (Cost $35,857)		31,461

Other Assets less Liabilities - 0.7%		223

NET ASSETS - 100.0%		$31,684

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$35,857

Gross tax appreciation of investments	$1,278
Gross tax depreciation of investments	(5,674)

Net tax depreciation of investments	$(4,396)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND continued	DECEMBER 31, 2008 (UNAUDITED)

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$30,796	$—

Level 2	665	—

Level 3	—	—

Total	$31,461	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%
Aerospace/Defense - 1.5%
Cubic Corp.	67,037	$1,823
Ducommun, Inc.	33,331	557
Esterline Technologies Corp.*	150,120	5,688
Heico Corp.	19,799	769
Moog, Inc., Class A*	167,512	6,126
Triumph Group, Inc.	46,251	1,964

		16,927

Agriculture - 0.1%
Universal Corp. of Virginia	33,181	991

Airlines - 0.9%
Continental Airlines, Inc., Class B*	63,854	1,153
Skywest, Inc.	446,370	8,303

		9,456

Apparel - 0.8%
Columbia Sportswear Co.	99,731	3,527
Iconix Brand Group, Inc.*	78,270	765
K-Swiss, Inc., Class A	42,426	484
Oxford Industries, Inc.	36,587	321
Perry Ellis International, Inc.*	32,024	203
Skechers U.S.A., Inc., Class A*	205,164	2,630
Timberland (The) Co., Class A*	77,447	895
Warnaco Group (The), Inc.*	20,373	400

		9,225

Auto Parts & Equipment - 0.4%
ATC Technology Corp.*	151,988	2,224
Dorman Products, Inc.*	23,527	310
Lear Corp.*	240,718	339
Standard Motor Products, Inc.	17,672	61
Strattec Security Corp.	2,979	49
Superior Industries International, Inc.	85,809	903

		3,886

Banks - 15.7%
1st Source Corp.	39	1
Alliance Financial Corp. of New York	2,144	51
Ameris Bancorp	59,517	705
Bancfirst Corp.	69,474	3,677
Bancorp Rhode Island, Inc.	2,100	44
BancorpSouth, Inc.	206,485	4,823
BancTrust Financial Group, Inc.	8,300	122
Bank Mutual Corp.	82,386	951
Bank of the Ozarks, Inc.	19,614	581
Berkshire Bancorp, Inc.	8,016	38
Capital City Bank Group, Inc.	18,445	502
Capitol Bancorp Ltd.	15,800	123
Cascade Bancorp	13,200	89
Cathay General Bancorp	117,395	2,788
Center Financial Corp.	7,900	49
Centerstate Banks of Florida, Inc.	5,800	99
Chemical Financial Corp.	160,831	4,484
Citizens Republic Bancorp, Inc.	383,000	1,141
City Holding Co.	34,462	1,199
CoBiz Financial, Inc.	29,014	283
Columbia Banking System, Inc.	39,257	468
Community Bank System, Inc.	288,063	7,026
Community Trust Bancorp, Inc.	102,630	3,772
Enterprise Financial Services Corp.	29,970	457
Farmers Capital Bank Corp.	15,877	388
Financial Institutions, Inc.	25,876	371
First Bancorp of North Carolina	18,720	343
First BanCorp of Puerto Rico	164,316	1,830
First Busey Corp., Class A	54,022	985
First Commonwealth Financial Corp.	543,620	6,730
First Community Bancshares, Inc. of Virginia	62,951	2,195
First Financial Bancorp	102,251	1,267
First Financial Corp. of Indiana	96,387	3,951
First Merchants Corp.	139,388	3,096
First Midwest Bancorp, Inc. of Illinois	85,601	1,709
FirstMerit Corp.	397,852	8,192
FNB Corp. of Pennsylvania	317,133	4,186
Glacier Bancorp, Inc.	44,040	838
Green Bankshares, Inc.	6,100	83
Harleysville National Corp.	69,906	1,009
Heartland Financial USA, Inc.	33,347	687
Heritage Commerce Corp.	35,397	398
IBERIABANK Corp.	68,563	3,291
Independent Bank Corp. of Massachusetts	50,560	1,323
International Bancshares Corp.	160,476	3,503
Lakeland Bancorp, Inc.	110,637	1,246
Lakeland Financial Corp.	35,513	846
MainSource Financial Group, Inc.	83,980	1,302
MB Financial, Inc.	174,133	4,867
MBT Financial Corp.	6,192	19
Nara Bancorp, Inc.	71,974	707
National Penn Bancshares, Inc.	463,428	6,724
NBT Bancorp, Inc.	87,762	2,454
Old National Bancorp of Indiana	364,526	6,620

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Banks - 15.7% continued
Old Second Bancorp, Inc.	18,584	$216
Oriental Financial Group, Inc.	84,176	509
Pacific Continental Corp.	5,600	84
Park National Corp.	15,754	1,130
Peoples Bancorp, Inc. of Ohio	64,675	1,237
Peoples Financial Corp. of Mississippi	1,997	36
Pinnacle Financial Partners, Inc.*	32,847	979
Premierwest Bancorp	10,500	70
Prosperity Bancshares, Inc.	230,284	6,814
Renasant Corp.	80,999	1,379
S & T Bancorp, Inc.	45,045	1,599
Sandy Spring Bancorp, Inc.	9,200	201
SCBT Financial Corp.	30,429	1,050
Shore Bancshares, Inc.	3,900	94
Sierra Bancorp	6,332	133
Simmons First National Corp., Class A	139,847	4,121
Southwest Bancorp, Inc. of Oklahoma	78,575	1,018
State Bancorp, Inc. of New York	6,800	66
StellarOne Corp.	63,587	1,075
Sterling Bancshares, Inc. of Texas	270,633	1,645
Sun Bancorp, Inc. of New Jersey*	22,566	169
Susquehanna Bancshares, Inc.	203,056	3,231
Texas Capital Bancshares, Inc.*	63,603	850
Trico Bancshares	40,149	1,003
Trustmark Corp.	341,715	7,378
UCBH Holdings, Inc.	529,583	3,644
UMB Financial Corp.	169,746	8,341
Umpqua Holdings Corp.	33,600	486
Union Bankshares Corp. of Virginia	58,983	1,463
United Bankshares, Inc.	200,535	6,662
Univest Corp. of Pennsylvania	77,523	2,492
Washington Trust Bancorp, Inc.	38,145	753
WesBanco, Inc.	199,468	5,428
Whitney Holding Corp.	145,863	2,332
Wilshire Bancorp, Inc.	91,987	835
Wintrust Financial Corp.	13,232	272
Yadkin Valley Financial Corp.	17,416	248

		173,676

Beverages - 0.0%
Central European Distribution Corp.*	2,293	45

Biotechnology - 0.3%
Bio-Rad Laboratories, Inc., Class A*	15,653	1,179
Emergent Biosolutions, Inc.*	31,888	832
Enzon Pharmaceuticals, Inc.*	2,169	13
Martek Biosciences Corp.	48,938	1,483

		3,507

Building Materials - 1.1%
Comfort Systems USA, Inc.	33,044	352
Drew Industries, Inc.*	29,722	357
Gibraltar Industries, Inc.	112,365	1,342
Interline Brands, Inc.*	87,020	925
LSI Industries, Inc.	110,228	757
Quanex Building Products Corp.	149,437	1,400
Simpson Manufacturing Co., Inc.	140,662	3,905
Texas Industries, Inc.	15,400	531
Universal Forest Products, Inc.	77,767	2,093

		11,662

Chemicals - 2.6%
Arch Chemicals, Inc.	176,179	4,593
Ashland, Inc.	9,910	104
Cabot Corp.	18,941	290
Cytec Industries, Inc.	29,504	626
Fuller (H.B.) Co.	385,270	6,207
Innospec, Inc.	83,603	493
Minerals Technologies, Inc.	28,759	1,176
NewMarket Corp.	13,240	462
Penford Corp.	24,258	246
PolyOne Corp.*	279,019	879
Quaker Chemical Corp.	5,000	82
Rockwood Holdings, Inc.*	114,471	1,236
Schulman (A.), Inc.	141,008	2,397
Sensient Technologies Corp.	330,209	7,885
Spartech Corp.	75,718	474
Westlake Chemical Corp.	87,902	1,432

		28,582

Commercial Services - 3.5%
Aaron Rents, Inc.	48,372	1,288
ABM Industries, Inc.	81,591	1,554
Albany Molecular Research, Inc.*	54,028	526
CDI Corp.	48,636	629
Cross Country Healthcare, Inc.*	165,532	1,455
Dollar Financial Corp.*	11,200	115
Electro Rent Corp.	75,116	838
Emergency Medical Services Corp., Class A*	41,793	1,530
First Advantage Corp., Class A*	78,696	1,114
Heidrick & Struggles International, Inc.	52,553	1,132

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Commercial Services - 3.5% continued
Interactive Data Corp.	48,185	$1,188
Jackson Hewitt Tax Service, Inc.	35,882	563
Kelly Services, Inc., Class A	66,899	870
Kenexa Corp.*	40,711	325
Kforce, Inc.*	64,501	495
Korn/Ferry International*	85,709	979
MAXIMUS, Inc.	24,043	844
Monro Muffler, Inc.	21,342	544
MPS Group, Inc.*	916,059	6,898
On Assignment, Inc.*	47,621	270
PHH Corp.*	127,651	1,625
Rent-A-Center, Inc.*	344,792	6,086
Spherion Corp.*	244,290	540
Stewart Enterprises, Inc., Class A	500,797	1,508
United Rentals, Inc.*	146,893	1,340
Viad Corp.	73,729	1,824
Volt Information Sciences, Inc.*	40,677	294
Watson Wyatt Worldwide, Inc., Class A	37,760	1,806

		38,180

Computers - 2.0%
Agilysys, Inc.	98,981	425
CACI International, Inc., Class A*	133,065	6,000
CIBER, Inc.*	156,251	752
Electronics for Imaging, Inc.*	142,870	1,366
Imation Corp.	91,086	1,236
Immersion Corp.*	31,820	187
Insight Enterprises, Inc.*	254,236	1,754
Integral Systems, Inc. of Maryland*	7,531	91
Mentor Graphics Corp.*	142,728	738
MTS Systems Corp.	34,330	915
Ness Technologies, Inc.*	127,359	545
Perot Systems Corp., Class A*	609,602	8,333
TechTeam Global, Inc.*	13,081	76

		22,418

Cosmetics/Personal Care - 0.0%
Elizabeth Arden, Inc.*	26,806	338

Distribution/Wholesale - 0.8%
Brightpoint, Inc.*	157,580	685
Core-Mark Holding Co., Inc.*	18,496	398
Owens & Minor, Inc.	27,402	1,032
School Specialty, Inc.*	53,819	1,029
Tech Data Corp.*	59,774	1,066
United Stationers, Inc.*	123,043	4,121

		8,331

Diversified Financial Services - 1.6%
Advanta Corp., Class B	134,037	280
Affiliated Managers Group, Inc.*	22,800	956
AmeriCredit Corp.*	79,662	609
Asset Acceptance Capital Corp.*	14,300	73
Encore Capital Group, Inc.*	41,350	298
Evercore Partners, Inc., Class A	5,600	70
Financial Federal Corp.	148,323	3,452
GFI Group, Inc.	66,200	234
Investment Technology Group, Inc.*	24,300	552
Janus Capital Group, Inc.	89,200	716
Knight Capital Group, Inc., Class A*	281,216	4,542
National Financial Partners Corp.	49,795	151
Nelnet, Inc., Class A	21,300	305
Ocwen Financial Corp.*	242,528	2,226
Penson Worldwide, Inc.*	11,800	90
Sanders Morris Harris Group, Inc.	13,200	79
Stifel Financial Corp.*	29,764	1,365
Student Loan Corp.	7,067	290
SWS Group, Inc.	63,599	1,205

		17,493

Electric - 3.5%
Allete, Inc.	77,940	2,515
Avista Corp.	119,644	2,319
Central Vermont Public Service Corp.	71,149	1,698
CH Energy Group, Inc.	46,372	2,383
Cleco Corp.	98,436	2,247
El Paso Electric Co.*	179,085	3,240
Empire District Electric (The) Co.	57,834	1,018
Idacorp, Inc.	154,203	4,541
MGE Energy, Inc.	22,525	743
Otter Tail Corp.	82,303	1,920
Portland General Electric Co.	255,684	4,978
Unisource Energy Corp.	183,156	5,377
Westar Energy, Inc.	284,869	5,843

		38,822

Electrical Components & Equipment - 0.8%
Belden, Inc.	130,917	2,734
Encore Wire Corp.	170,165	3,226
Greatbatch, Inc.*	99,095	2,622

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Electrical Components & Equipment - 0.8% continued
Littelfuse, Inc.*	27,975	$464

		9,046

Electronics - 3.5%
Analogic Corp.	58,811	1,604
Bel Fuse, Inc., Class B	61,887	1,312
Benchmark Electronics, Inc.*	176,818	2,258
Brady Corp., Class A	156,603	3,751
Checkpoint Systems, Inc.*	167,323	1,646
Coherent, Inc.*	49,784	1,068
CTS Corp.	329,284	1,814
Cymer, Inc.*	157,206	3,444
Electro Scientific Industries, Inc.*	12,448	84
FEI Co.*	119,928	2,262
Measurement Specialties, Inc.*	33,764	235
Multi-Fineline Electronix, Inc.*	49,424	578
Newport Corp.*	143,736	975
OSI Systems, Inc.*	38,437	532
Park Electrochemical Corp.	55,428	1,051
Plexus Corp.*	83,067	1,408
Rofin-Sinar Technologies, Inc.*	59,407	1,223
Rogers Corp.*	72,450	2,012
Stoneridge, Inc.*	72,198	329
Technitrol, Inc.	109,978	383
TTM Technologies, Inc.*	369,431	1,925
Varian, Inc.*	41,993	1,407
Watts Water Technologies, Inc., Class A	274,431	6,853
Zygo Corp.*	53,591	370

		38,524

Engineering & Construction - 0.7%
Dycom Industries, Inc.*	126,961	1,044
EMCOR Group, Inc.*	182,463	4,093
Granite Construction, Inc.	64,795	2,846

		7,983

Entertainment - 0.8%
Bluegreen Corp.*	62,428	195
Churchill Downs, Inc.	97,551	3,943
Speedway Motorsports, Inc.	271,162	4,369

		8,507

Food - 2.8%
Flowers Foods, Inc.	144,585	3,522
Hain Celestial Group, Inc.*	199,010	3,799
Imperial Sugar Co.	40,606	582
Ingles Markets, Inc., Class A	22,722	400
J & J Snack Foods Corp.	21,709	779
Lancaster Colony Corp.	16,933	581
Lance, Inc.	72,466	1,663
Nash Finch Co.	38,747	1,739
Ralcorp Holdings, Inc.*	51,061	2,982
Ruddick Corp.	286,496	7,922
Sanderson Farms, Inc.	67,082	2,318
Weis Markets, Inc.	151,601	5,098

		31,385

Forest Products & Paper - 0.4%
Buckeye Technologies, Inc.*	107,915	393
Clearwater Paper Corp.*	20,133	169
Glatfelter	150,200	1,397
Kapstone Paper and Packaging Corp.*	13,300	32
Neenah Paper, Inc.	45,181	399
Potlatch Corp.	74,066	1,926
Schweitzer-Mauduit International, Inc.	14,368	288

		4,604

Gas - 2.7%
Laclede Group (The), Inc.	53,230	2,493
Nicor, Inc.	50,833	1,766
Northwest Natural Gas Co.	87,279	3,860
Piedmont Natural Gas Co., Inc.	123,736	3,919
South Jersey Industries, Inc.	98,233	3,915
Southwest Gas Corp.	230,837	5,822
WGL Holdings, Inc.	246,209	8,048

		29,823

Hand/Machine Tools - 0.8%
Regal-Beloit Corp.	227,771	8,653

Healthcare - Products - 0.9%
Cantel Medical Corp.*	36,211	531
Conmed Corp.*	179,843	4,305
Datascope Corp.	62,673	3,274
ICU Medical, Inc.*	21,166	702
Invacare Corp.	47,737	741
STERIS Corp.	11,304	270

		9,823

Healthcare - Services - 3.1%
AMERIGROUP Corp.*	316,191	9,334
Amsurg Corp.*	113,908	2,659
Centene Corp.*	77,574	1,529

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Healthcare - Services - 3.1% continued
Continucare Corp.*	72,152	$152
Gentiva Health Services, Inc.*	60,481	1,770
Healthsouth Corp.*	130,920	1,435
Healthspring, Inc.*	106,573	2,128
Kindred Healthcare, Inc.*	190,550	2,481
LifePoint Hospitals, Inc.*	242,927	5,548
Medcath Corp.*	36,690	383
Molina Healthcare, Inc.*	96,156	1,693
Odyssey HealthCare, Inc.*	100,108	926
RehabCare Group, Inc.*	27,390	415
Res-Care, Inc.*	173,074	2,600
Triple-S Management Corp.*	87,583	1,007

		34,060

Home Builders - 0.0%
Cavco Industries, Inc.*	5,634	151

Home Furnishings - 0.2%
Ethan Allen Interiors, Inc.	60,186	865
Hooker Furniture Corp.	14,322	109
Stanley Furniture Co., Inc.	16,128	128
Tempur-Pedic International, Inc.	96,312	683

		1,785

Household Products/Wares - 0.8%
American Greetings Corp., Class A	175,263	1,327
Blyth, Inc.	155,813	1,221
CSS Industries, Inc.	21,519	382
Ennis, Inc.	168,500	2,040
Jarden Corp.*	184,779	2,125
Prestige Brands Holdings, Inc.*	128,717	1,358
Russ Berrie & Co., Inc.*	16,767	50
Tupperware Brands Corp.	17,795	404

		8,907

Insurance - 9.2%
Alleghany Corp.*	3,557	1,003
AMBAC Financial Group, Inc.	625,000	812
American Equity Investment Life Holding Co.	38,640	270
American Physicians Capital, Inc.	52,119	2,507
Amerisafe, Inc.*	48,008	986
Argo Group International Holdings Ltd.*	50,517	1,714
Baldwin & Lyons, Inc., Class B	13,516	246
Citizens, Inc. of Texas*	46,500	451
CNA Surety Corp.*	268,576	5,157
Crawford & Co., Class B*	44,417	646
Delphi Financial Group, Inc., Class A	170,748	3,149
Donegal Group, Inc., Class A	101,008	1,694
Eastern Insurance Holdings, Inc.	4,500	36
EMC Insurance Group, Inc.	58,196	1,493
FBL Financial Group, Inc., Class A	169,851	2,624
First Mercury Financial Corp.*	8,500	121
FPIC Insurance Group, Inc.*	52,799	2,312
Hallmark Financial Services*	25,021	219
Hanover Insurance Group (The), Inc.	4,291	184
Harleysville Group, Inc.	162,237	5,634
Horace Mann Educators Corp.	316,867	2,912
Independence Holding Co.	16,181	58
Infinity Property & Casualty Corp.	106,035	4,955
Investors Title Co.	2,960	111
IPC Holdings Ltd.	26,200	783
Meadowbrook Insurance Group, Inc.	143,471	924
Mercer Insurance Group, Inc.	6,880	87
Montpelier Re Holdings Ltd.	51,100	858
Navigators Group, Inc.*	112,533	6,179
Odyssey Re Holdings Corp.	99,504	5,155
Phoenix Companies (The), Inc.	278,872	912
Platinum Underwriters Holdings Ltd.	26,600	960
ProAssurance Corp.*	197,104	10,403
RLI Corp.	132,684	8,115
Safety Insurance Group, Inc.	110,574	4,208
SeaBright Insurance Holdings, Inc.*	100,473	1,180
Selective Insurance Group, Inc.	250,821	5,751
State Auto Financial Corp.	179,060	5,383
United America Indemnity Ltd., Class A*	74,647	956
United Fire & Casualty Co.	170,699	5,304
Unitrin, Inc.	21,515	343
Willis Group Holdings Ltd.	11,785	293
Zenith National Insurance Corp.	138,388	4,369

		101,457

Internet - 1.1%
Avocent Corp.*	201,725	3,613
DealerTrack Holdings, Inc.*	100,289	1,192
PC-Tel, Inc.	38,751	255
RealNetworks, Inc.*	311,204	1,098
SonicWALL, Inc.*	145,698	580
TIBCO Software, Inc.*	574,058	2,979
United Online, Inc.	108,753	660
Vignette Corp.*	125,041	1,177

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Internet - 1.1% continued
Web.com Group, Inc.*	57,834	$212

		11,766

Investment Companies - 0.0%
Medallion Financial Corp.	8,200	62
Patriot Capital Funding, Inc.	10,105	37
Prospect Capital Corp.	16,600	199

		298

Iron/Steel - 0.3%
AK Steel Holding Corp.	52,600	490
Carpenter Technology Corp.	24,800	509
Reliance Steel & Aluminum Co.	34,300	684
Schnitzer Steel Industries, Inc., Class A	18,775	707
Steel Dynamics, Inc.	85,100	952
Universal Stainless & Alloy*	21,671	314

		3,656

Leisure Time - 0.3%
Brunswick Corp.	95,733	403
Callaway Golf Co.	300,938	2,796

		3,199

Lodging - 0.3%
Gaylord Entertainment Co.*	55,561	602
Marcus Corp.	183,772	2,983
Monarch Casino & Resort, Inc.*	16,470	192

		3,777

Machinery - Diversified - 0.7%
Albany International Corp., Class A	67,654	869
Briggs & Stratton Corp.	95,394	1,678
Cascade Corp.	58,202	1,738
Cognex Corp.	87,344	1,293
Gerber Scientific, Inc.*	71,621	366
Intevac, Inc.*	43,701	221
NACCO Industries, Inc., Class A	27,987	1,047

		7,212

Media - 0.6%
Courier Corp.	14,677	263
Cox Radio, Inc., Class A*	185,974	1,118
DG FastChannel, Inc.*	19,771	247
Entercom Communications Corp., Class A	178,500	219
Entravision Communications Corp., Class A*	229,403	358
Hearst-Argyle Television, Inc.	167,564	1,015
Journal Communications, Inc., Class A	410,589	1,006
Lin TV Corp., Class A*	115,631	126
Media General, Inc., Class A	96,411	169
Playboy Enterprises, Inc., Class B*	52,655	114
Scholastic Corp.	138,666	1,883
Westwood One, Inc.*	402,400	22

		6,540

Metal Fabrication/Hardware - 1.1%
Castle (A.M.) & Co.	51,883	562
CIRCOR International, Inc.	93,532	2,572
Haynes International, Inc.*	6,700	165
Mueller Industries, Inc.	77,485	1,943
NN, Inc.	20,310	47
Northwest Pipe Co.*	11,729	500
Worthington Industries, Inc.	559,251	6,163

		11,952

Mining - 0.8%
Brush Engineered Materials, Inc.*	60,299	767
Coeur D’alene Mines Corp.*	1,209,066	1,064
Compass Minerals International, Inc.	103,506	6,072
RTI International Metals, Inc.*	72,259	1,034

		8,937

Miscellaneous Manufacturing - 1.9%
Ameron International Corp.	59,882	3,768
Barnes Group, Inc.	113,170	1,641
Ceradyne, Inc.*	78,169	1,588
EnPro Industries, Inc.*	46,694	1,006
ESCO Technologies, Inc.*	11,439	468
Federal Signal Corp.	119,224	979
Movado Group, Inc.	95,016	892
Myers Industries, Inc.	208,174	1,665
NL Industries, Inc.	17,328	232
Park-Ohio Holdings Corp.*	20,269	125
Smith (A.O.) Corp.	201,542	5,950
Standex International Corp.	71,275	1,414
Tredegar Corp.	70,036	1,273

		21,001

Oil & Gas - 1.2%
Berry Petroleum Co., Class A	73,954	559
Bill Barrett Corp.*	21,488	454
BMB Munai, Inc.*	144,043	200
Brigham Exploration Co.*	111,340	356
Callon Petroleum Co.*	66,123	172
Delek US Holdings, Inc.	71,191	377

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Oil & Gas - 1.2% continued
Energy XXI Bermuda Ltd.	191,849	$152
Harvest Natural Resources, Inc.*	125,464	539
Mariner Energy, Inc.*	7,531	77
Parker Drilling Co.*	238,513	692
Petroleum Development Corp.*	8,400	202
Petroquest Energy, Inc.*	28,200	191
Pioneer Drilling Co.*	27,900	155
Precision Drilling Trust	100,473	843
Quicksilver Resources, Inc.*	94,400	526
Rosetta Resources, Inc.*	128,731	911
Stone Energy Corp.*	90,177	994
Swift Energy Co.*	223,794	3,762
Unit Corp.*	26,400	705
Vaalco Energy, Inc.*	106,800	795
W&T Offshore, Inc.	42,800	613

		13,275

Oil & Gas Services - 1.0%
Allis-Chalmers Energy, Inc.*	86,645	477
Basic Energy Services, Inc.*	23,200	302
Boots & Coots International Control, Inc.*	36,100	43
Cal Dive International, Inc.*	29,712	193
Complete Production Services, Inc.*	120,200	980
Gulf Island Fabrication, Inc.	6,700	97
Hornbeck Offshore Services, Inc.*	119,601	1,954
ION Geophysical Corp.*	53,800	185
Key Energy Services, Inc.*	68,200	301
Lufkin Industries, Inc.	24,500	845
Natural Gas Services Group, Inc.*	5,700	58
Newpark Resources, Inc.*	233,000	862
Oil States International, Inc.*	59,521	1,112
SEACOR Holdings, Inc.*	20,194	1,346
Superior Energy Services, Inc.*	44,900	715
T-3 Energy Services, Inc.*	5,900	56
Trico Marine Services, Inc.*	72,957	326
Union Drilling, Inc.*	75,952	394
Willbros Group, Inc.*	22,000	186

		10,432

Packaging & Containers - 0.2%
Rock-Tenn Co., Class A	62,432	2,134

Pharmaceuticals - 0.5%
Nutraceutical International Corp.*	52,832	406
Salix Pharmaceuticals Ltd.*	54,321	480
Theragenics Corp.*	25,176	30
Viropharma, Inc.*	356,926	4,647

		5,563

Pipelines - 0.3%
Enbridge Energy Management (Fractional Shares) (1) *	357,396	—
Enbridge Energy Management LLC*	37,411	914
Kinder Morgan Management LLC (Fractional Shares) (1) *	16,868	—
Sunoco Logistics Partners L.P.	12,689	573
TC Pipelines LP	98,925	2,300

		3,787

Real Estate - 0.2%
Avatar Holdings, Inc.*	39,671	1,052
Stratus Properties, Inc.*	12,952	161
W.P. Carey & Co. LLC	45,533	1,067

		2,280

Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	41,558	593
Agree Realty Corp.	8,692	158
Alexandria Real Estate Equities, Inc.	20,070	1,211
American Land Lease, Inc.	33,402	462
Anthracite Capital, Inc.	307,510	686
Arbor Realty Trust, Inc.	104,321	308
BioMed Realty Trust, Inc.	273,981	3,211
Capstead Mortgage Corp.	88,628	955
Cedar Shopping Centers, Inc.	247,432	1,752
Colonial Properties Trust	33,284	277
Corporate Office Properties Trust SBI of Maryland	28,900	887
DiamondRock Hospitality Co.	144,040	730
Duke Realty Corp.	82,200	901
EastGroup Properties, Inc.	44,149	1,571
Entertainment Properties Trust	184,221	5,490
Equity One, Inc.	226,693	4,012
Extra Space Storage, Inc.	257,360	2,656
First Potomac Realty Trust	123,590	1,149
Franklin Street Properties Corp.	177,842	2,623
Healthcare Realty Trust, Inc.	32,900	772
Hersha Hospitality Trust	62,507	188
Highwoods Properties, Inc.	101,086	2,766
Home Properties, Inc.	49,138	1,995
Investors Real Estate Trust	93,552	1,002
Kite Realty Group Trust	40,707	226
LaSalle Hotel Properties	137,441	1,519

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Real Estate Investment Trusts - 7.9% continued
LTC Properties, Inc.	163,784	$3,322
Mack-Cali Realty Corp.	36,800	902
Medical Properties Trust, Inc.	223,953	1,413
MFA Mortgage Investments, Inc.	115,600	681
Mission West Properties	53,839	412
National Health Investors, Inc.	121,090	3,321
National Retail Properties, Inc.	428,029	7,358
NorthStar Realty Finance Corp.	170,098	665
One Liberty Properties, Inc.	22,656	199
Parkway Properties, Inc. of Maryland	43,405	781
Pennsylvania Real Estate Investment Trust	122,341	911
Post Properties, Inc.	24,700	408
Ramco-Gershenson Properties	67,615	418
Realty Income Corp.	543,754	12,588
Resource Capital Corp.	14,976	57
Senior Housing Properties Trust	522,257	9,359
SL Green Realty Corp.	31,900	826
Sovran Self Storage, Inc.	103,423	3,723
Strategic Hotels & Resorts, Inc.	69,842	117
Sunstone Hotel Investors, Inc.	27,100	168
Urstadt Biddle Properties, Inc., Class A	22,041	351
Weingarten Realty Investors	47,200	977
Winthrop Realty Trust	24,856	269

		87,326

Retail - 4.5%
AC Moore Arts & Crafts, Inc.*	12,947	18
America’s Car-Mart, Inc.*	15,946	220
Asbury Automotive Group, Inc.	209,118	956
Blockbuster, Inc., Class A*	121,014	152
Bob Evans Farms, Inc.	102,365	2,091
Brown Shoe Co., Inc.	134,882	1,142
Buckle (The), Inc.	19,203	419
Cabela’s, Inc.*	139,147	811
Casey’s General Stores, Inc.	66,303	1,510
Cash America International, Inc.	149,680	4,094
Charlotte Russe Holding, Inc.*	130,283	846
Charming Shoppes, Inc.*	275,660	673
Collective Brands, Inc.*	209,701	2,458
Conn’s, Inc.*	25,726	218
Cracker Barrel Old Country Store, Inc.	64,404	1,326
Dillard’s, Inc., Class A	130,611	519
Dress Barn, Inc.*	178,651	1,919
DSW, Inc., Class A*	74,136	924
First Cash Financial Services, Inc.*	35,355	674
Fred’s, Inc., Class A	207,695	2,235
Genesco, Inc.*	24,428	413
Group 1 Automotive, Inc.	23,225	250
HOT Topic, Inc.*	59,341	550
Jos. A. Bank Clothiers, Inc.*	24,815	649
Kenneth Cole Productions, Inc., Class A	59,204	419
Landry’s Restaurants, Inc.	115,799	1,343
Luby’s, Inc.*	169,267	709
MarineMax, Inc.*	79,404	269
Men’s Wearhouse, Inc.	183,807	2,489
O’Charleys, Inc.	30,188	60
Pantry (The), Inc.*	56,421	1,210
PC Connection, Inc.*	96,808	496
Penske Auto Group, Inc.	576,488	4,427
Regis Corp.	335,869	4,880
Rex Stores Corp.*	52,467	423
Ruby Tuesday, Inc.*	49,745	78
Rush Enterprises, Inc., Class A*	90,343	774
Shoe Carnival, Inc.*	9,876	94
Sonic Automotive, Inc., Class A	335,163	1,334
Stage Stores, Inc.	338,141	2,790
Steak n Shake (The) Co.*	36,221	216
Steinway Musical Instruments*	25,844	453
Systemax, Inc.	83,159	896
Talbots, Inc.	25,891	62
Zale Corp.*	270,949	902

		49,391

Savings & Loans - 1.6%
Abington Bancorp, Inc.	11,000	102
Benjamin Franklin Bancorp, Inc.	3,700	55
Berkshire Hills Bancorp, Inc.	6,800	210
Dime Community Bancshares	105,883	1,408
First Defiance Financial Corp.	25,735	199
First Financial Holdings, Inc.	83,784	1,696
First Niagara Financial Group, Inc.	204,756	3,311
Flushing Financial Corp.	137,067	1,639
NASB Financial, Inc.	7,234	195
NewAlliance Bancshares, Inc.	59,900	789
Northwest Bancorp, Inc.	36,874	788
Parkvale Financial Corp.	6,361	79
Provident Financial Services, Inc.	33,300	510
Provident New York Bancorp	93,640	1,161
United Financial Bancorp, Inc.	9,900	150

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Savings & Loans - 1.6% continued
Washington Federal, Inc.	270,185	$4,042
WSFS Financial Corp.	17,971	862

		17,196

Semiconductors - 2.3%
ATMI, Inc.*	30,793	475
Brooks Automation, Inc.*	370,606	2,153
Cabot Microelectronics Corp.*	36,876	961
Cohu, Inc.	87,149	1,059
Emulex Corp.*	254,476	1,776
Entegris, Inc.*	311,630	683
Fairchild Semiconductor International, Inc.*	239,168	1,170
Integrated Device Technology, Inc.*	262,955	1,475
IXYS Corp.	43,243	357
Macrovision Solutions Corp.*	127,812	1,617
Mattson Technology, Inc.*	226,595	320
MKS Instruments, Inc.*	453,574	6,708
Omnivision Technologies, Inc.*	172,613	906
Pericom Semiconductor Corp.*	33,928	186
Photronics, Inc.*	214,641	419
Rudolph Technologies, Inc.*	8,941	32
Semitool, Inc.*	28,549	87
Silicon Image, Inc.*	106,148	446
Skyworks Solutions, Inc.*	228,159	1,264
Standard Microsystems Corp.*	89,124	1,456
TriQuint Semiconductor, Inc.*	555,324	1,910
Ultra Clean Holdings*	36,894	74

		25,534

Software - 1.8%
Digi International, Inc.*	118,699	963
EPIQ Systems, Inc.*	221,999	3,710
infoGROUP, Inc.	82,868	393
JDA Software Group, Inc.*	223,677	2,937
Lawson Software, Inc.*	599,971	2,844
Mantech International Corp., Class A*	2,120	115
Quest Software, Inc.*	313,745	3,950
Schawk, Inc.	81,807	937
Smith Micro Software, Inc.*	54,970	306
Sybase, Inc.*	106,430	2,636
SYNNEX Corp.*	64,731	733

		19,524

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	93,929	1,354

Telecommunications - 1.9%
Anaren, Inc.*	60,093	718
Anixter International, Inc.*	21,366	644
Arris Group, Inc.*	164,487	1,308
Atlantic Tele-Network, Inc.	53,456	1,419
Black Box Corp.	43,209	1,129
EMS Technologies, Inc.*	60,699	1,570
Fairpoint Communications, Inc.	78,975	259
General Communication, Inc., Class A*	40,722	329
Globecomm Systems, Inc.*	44,031	242
Harris Stratex Networks, Inc.*	101,500	524
Hypercom Corp.*	68,653	74
Iowa Telecommunications Services, Inc.	38,187	545
Novatel Wireless, Inc.*	75,440	350
Oplink Communications, Inc.*	49,559	426
Plantronics, Inc.	75,255	993
Premiere Global Services, Inc.*	238,440	2,053
Shenandoah Telecom Co.	29,749	835
Sycamore Networks, Inc.*	506,929	1,364
Syniverse Holdings, Inc.*	282,262	3,370
Tekelec*	173,316	2,312
tw telecom, Inc.*	68,503	580

		21,044

Textiles - 0.7%
Culp, Inc.*	10,212	20
G&K Services, Inc., Class A	165,503	3,346
Unifirst Corp. of Massachusetts	145,961	4,334

		7,700

Toys Games & Hobbies - 0.4%
Jakks Pacific, Inc.*	168,696	3,480
RC2 Corp.*	83,306	889

		4,369

Transportation - 2.0%
Alexander & Baldwin, Inc.	8,732	219
Arkansas Best Corp.	148,700	4,477
Bristow Group, Inc.*	90,494	2,424
Celadon Group, Inc.*	21,027	179
DHT Maritime, Inc.	52,100	289
Gulfmark Offshore, Inc.*	103,050	2,452
K-Sea Transportation Partners LP	38,146	492
Marten Transport Ltd.*	63,767	1,209
Nordic American Tanker Shipping	60,800	2,052
Overseas Shipholding Group	13,300	560
Pacer International, Inc.	42,396	442

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Transportation - 2.0% continued
PHI, Inc.*	41,571	$582
Saia, Inc.*	49,227	535
Werner Enterprises, Inc.	380,032	6,590

		22,502

Trucking & Leasing - 0.1%
AMERCO, Inc.*	34,036	1,175
Greenbrier Cos., Inc.	48,227	332

		1,507

Total Common Stocks (Cost $1,359,329)		1,051,503

PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
Inverness Medical Innovations, Inc.*	2,837	342

Total Preferred Stocks (Cost $725)		342

OTHER - 0.0%
Escrow DLB Oil & Gas (1)	2,100	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS
WARRANTS - 0.0%
American Satellite Network	255	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 7.0%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$68,300	68,300
U.S. Treasury Bill,
0.14%, 5/14/09 (2)	8,465	8,461

Total Short-Term Investments (Cost $76,761)		76,761

Total Investments - 102.3% (Cost $1,436,815)		1,128,606

Liabilities less Other Assets - (2.3)%		(25,085)

NET ASSETS - 100.0%		$1,103,521

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-Mini	256	$11,521	Long	3/09	$147

Russell 2000 Mini	834	41,525	Long	3/09	2,542

Total					$2,689

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,436,815

Gross tax appreciation of investments	$40,904
Gross tax depreciation of investments	(349,113)

Net tax depreciation of investments	$(308,209)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$1,051,524	$2,689

Level 2	77,082	—

Level 3	—	—

Total	$1,128,606	$2,689

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Aerospace/Defense - 4.2%
Lockheed Martin Corp.	16,304	$1,371
Raytheon Co.	25,531	1,303

		2,674

Biotechnology - 12.6%
Amgen, Inc.*	14,249	823
Biogen Idec, Inc.*	16,825	801
Genentech, Inc.*	20,966	1,738
Genzyme Corp.*	29,919	1,986
Gilead Sciences, Inc.*	16,805	859
Myriad Genetics, Inc.*	7,620	505
OSI Pharmaceuticals, Inc.*	19,841	775
Vertex Pharmaceuticals, Inc.*	19,054	579

		8,066

Commercial Services - 3.4%
SAIC, Inc.*	59,857	1,166
Western Union (The) Co.	73,219	1,050

		2,216

Computers - 16.9%
Accenture Ltd., Class A	20,240	664
Apple, Inc.*	25,527	2,179
Brocade Communications Systems, Inc.*	156,421	438
Dell, Inc.*	49,864	510
EMC Corp. of Massachusetts*	74,197	777
Hewlett-Packard Co.	66,655	2,419
IBM Corp.	25,769	2,169
Micros Systems, Inc.*	49,600	809
NetApp, Inc.*	65,457	914

		10,879

Electrical Components & Equipment - 1.0%
Sunpower Corp., Class A*	17,890	662

Electronics - 1.2%
Thermo Fisher Scientific, Inc.*	21,763	741

Healthcare - Products - 2.9%
Alcon, Inc.	7,488	668
St. Jude Medical, Inc.*	20,057	661
Thoratec Corp.*	16,590	539

		1,868

Internet - 4.3%
Google, Inc., Class A*	4,135	1,272
McAfee, Inc.*	42,853	1,482

		2,754

Miscellaneous Manufacturing - 0.8%
Polypore International, Inc.*	71,019	537

Pharmaceuticals - 3.5%
Cephalon, Inc.*	8,621	664
Isis Pharmaceuticals, Inc.*	32,641	463
Novartis A.G. ADR	22,499	1,120

		2,247

Semiconductors - 15.5%
Altera Corp.	48,338	808
Analog Devices, Inc.	37,692	717
Broadcom Corp., Class A*	41,966	712
Intel Corp.	76,412	1,120
Kla-Tencor Corp.	47,872	1,043
Microchip Technology, Inc.	51,050	997
Microsemi Corp.*	36,427	460
MKS Instruments, Inc.*	26,493	392
Monolithic Power Systems, Inc.*	36,655	462
National Semiconductor Corp.	54,785	552
Power Integrations, Inc.	36,955	735
Texas Instruments, Inc.	81,230	1,261
Xilinx, Inc.	38,186	680

		9,939

Software - 19.9%
Activision Blizzard, Inc.*	87,838	759
Adobe Systems, Inc.*	60,532	1,289
Autodesk, Inc.*	33,604	660
BMC Software, Inc.*	45,173	1,216
CA, Inc.	58,897	1,091
Check Point Software Technologies*	59,130	1,123
Double-Take Software, Inc.*	45,461	408
Electronic Arts, Inc.*	43,712	701
Microsoft Corp.	39,821	774
Oracle Corp.*	71,523	1,268
SAP A.G. ADR	31,556	1,143
Seachange International, Inc.*	94,209	679
Sybase, Inc.*	36,617	907
Taleo Corp., Class A*	32,893	257
Wind River Systems, Inc.*	57,879	523

		12,798

Telecommunications - 11.7%
Amdocs Ltd.*	34,949	639
Cisco Systems, Inc.*	55,140	899
Harris Corp.	20,869	794
Juniper Networks, Inc.*	56,758	994

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND continued	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Telecommunications - 11.7% continued
Nokia OYJ ADR	101,170	$1,578
QUALCOMM, Inc.	30,331	1,087
Starent Networks Corp.*	45,250	540
Telefonaktiebolaget LM Ericsson ADR	125,750	982

		7,513

Total Common Stocks (Cost $80,444)		62,894

	PRINCIPAL AMOUNT (000S)
SHORT- TERM INVESTMENTS - 3.5%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$2,263	2,263

Total Short-Term Investments (Cost $2,263)		2,263

Total Investments - 101.4% (Cost $82,707)		65,157

Liabilities less Other Assets - (1.4)%		(907)

NET ASSETS - 100.0%		$64,250

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$82,707

Gross tax appreciation of investments	$1,250
Gross tax depreciation of investments	(18,800)

Net tax depreciation of investments	$(17,550)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Technology Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$62,894	$—

Level 2	2,263	—

Level 3	—	—

Total	$65,157	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Australia - 8.5%
Bunnings Warehouse Property Trust	249,296	$288
CFS Retail Property Trust	1,455,945	1,909
Commonwealth Property Office Fund	1,281,028	1,062
Dexus Property Group	2,758,349	1,603
Goodman Group	2,205,252	1,169
GPT Group	3,514,696	2,272
ING Industrial Fund	1,128,918	111
ING Office Fund	1,353,749	774
Macquarie Office Trust	2,964,433	502
Mirvac Group	1,346,119	1,213
Stockland	1,260,111	3,645
Westfield Group	1,528,487	14,080

		28,628

Austria - 0.2%
CA Immobilien Anlagen A.G*	72,165	431
Conwert Immobilien Invest S.E.*	72,919	327

		758

Belgium - 0.7%
Befimmo SCA Sicafi	10,360	966
Cofinimmo	6,750	890
Intervest Offices	6,160	152
Leasinvest Real Estate SCA	1,622	109
Warehouses De Pauw SCA	5,113	214
Wereldhave Belgium N.V.	1,822	122

		2,453

Canada - 3.0%
Allied Properties Real Estate Investment Trust	24,561	248
Boardwalk Real Estate Investment Trust	39,450	817
Brookfield Properties Corp.	233,651	1,760
Calloway Real Estate Investment Trust	62,049	570
Canadian Apartment Properties	53,237	679
Canadian Real Estate Investment Trust	48,406	885
Chartwell Seniors Housing Real Estate Investment Trust	77,994	341
Cominar Real Estate Investment Trust	36,328	471
Dundee Real Estate Investment Trust	15,852	162
Extendicare Real Estate Investment Trust	55,846	265
H&R Real Estate Investment Trust	115,041	694
InnVest Real Estate Investment Trust	61,406	192
Morguard Real Estate Investment Trust	36,615	341
Northern Property Real Estate Investment Trust	18,630	245
Primaris Retail Real Estate Investment Trust	48,998	425
RioCan Real Estate Investment Trust	174,192	1,927

		10,022

Finland - 0.3%
Citycon Oyj	140,794	330
Sponda OYJ	73,750	323
Technopolis PLC	48,985	199

		852

France - 5.0%
Acanthe Developpement S.A.	43,198	75
Affine S.A.	3,575	65
Fonciere Des Regions	16,286	1,115
Gecina S.A.	14,814	1,029
Icade*	15,612	1,299
Klepierre	65,933	1,616
Mercialys	23,848	751
Societe de la Tour Eiffel	4,609	216
Societe Immobiliere de Location pour I’Industrie et le Commerce	10,318	959
Unibail-Rodamco	64,483	9,603

		16,728

Germany - 0.6%
Alstria Office A.G.	24,851	173
Colonia Real Estate A.G.	22,045	89
Deutsche Euroshop A.G.	28,429	975
Deutsche Wohnen A.G.*	21,272	286
DIC Asset A.G.	20,087	176
GAGFAH S.A.	41,610	237
Patrizia Immobilien AG*	21,557	49
Vivacon A.G.	16,409	90

		2,075

Greece - 0.1%
Babis Vovos International Technical Co.*	20,187	252
Eurobank Properties Real Estate Investment Co.	15,630	121
Lamda Development S.A.*	10,420	61

		434

Hong Kong - 11.5%
Agile Property Holdings Ltd.	1,190,000	628
Champion REIT	1,753,000	472
China Overseas Land & Investment Ltd.	3,071,000	4,317
China Resources Land Ltd.	1,496,000	1,852
Country Garden Holdings Co.	2,596,000	642
Great Eagle Holdings Ltd.	250,077	280

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Hong Kong - 11.5% continued
Hang Lung Properties Ltd.	1,643,000	$3,604
Henderson Land Development Co. Ltd.	851,000	3,179
Hopson Development Holdings Ltd.	487,000	356
Hysan Development Co. Ltd.	617,070	1,002
Kerry Properties Ltd.	448,704	1,208
Kowloon Development Co. Ltd.	491,500	187
Link REIT (The)	1,695,500	2,818
New World China Land Ltd.	905,000	278
New World Development Ltd.	2,196,320	2,244
Shenzhen Investment Ltd.	1,375,000	247
Shimao Property Holdings Ltd.	1,044,500	732
Shui On Land Ltd.	996,000	318
Sino Land Co.	1,909,023	1,995
Sun Hung Kai Properties Ltd.	1,482,000	12,461

		38,820

Italy - 0.2%
Beni Stabili S.p.A.	633,371	442
Immobiliare Grande Distribuzione	109,786	162
Risanamento S.p.A.*	122,944	75

		679

Japan - 16.0%
Aeon Mall Co. Ltd.	74,920	1,447
Daibiru Corp.	49,900	531
Heiwa Real Estate Co. Ltd.	124,500	325
Japan Prime Realty Investment Corp.	513	1,223
Japan Real Estate Investment Corp.	339	3,047
Japan Retail Fund Investment Corp.	320	1,388
Kenedix Realty Investment Corp.	171	473
Mitsubishi Estate Co. Ltd.	851,000	14,037
Mitsui Fudosan Co. Ltd.	729,000	12,117
Mori Trust Sogo Reit, Inc.	68	568
Nippon Building Fund, Inc.	448	4,918
Nomura Real Estate Office Fund, Inc.	251	1,641
NTT Urban Development Corp.	1,088	1,174
Orix JREIT, Inc.	207	988
Premier Investment Co.	116	363
Sumitomo Realty & Development Co. Ltd.	394,000	5,871
TOC Co. Ltd.	85,000	437
Tokyo Tatemono Co. Ltd.	197,000	901
Tokyu Land Corp.	330,000	1,257
Tokyu REIT, Inc.	108	673
United Urban Investment Corp.	171	676

		54,055

Netherlands - 1.8%
Corio N.V.	53,355	2,446
Eurocommercial Properties N.V.	28,359	954
Nieuwe Steen Investments	28,382	444
Vastned Offices/Industrial	16,420	157
Vastned Retail N.V.	13,025	653
Wereldhave N.V.	16,488	1,456

		6,110

New Zealand - 0.1%
Kiwi Income Property Trust	564,910	334

Norway - 0.0%
Norwegian Property ASA	139,822	124

Singapore - 3.4%
Ascendas Real Estate Investment Trust	1,051,000	1,017
CapitaCommercial Trust	864,000	542
CapitaLand Ltd.	1,677,000	3,684
CapitaMall Trust	988,000	1,100
Hongkong Land Holdings Ltd.	1,338,000	3,352
Keppel Land Ltd.	284,000	338
Mapletree Logistics Trust	1,202,250	295
Singapore Land Ltd.	130,000	319
Suntec Real Estate Investment Trust	1,215,000	601
Wing Tai Holdings Ltd.	467,200	270

		11,518

Spain - 0.0%
Renta Corp. Real Estate S.A.	10,119	26

Sweden - 1.1%
Castellum AB	142,241	1,106
Fabege AB	144,612	557
Hufvudstaden AB, Class A	70,490	496
Klovern AB	106,718	249
Kungsleden AB	112,917	786
Wihlborgs Fastigheter AB	31,731	407

		3,601

Switzerland - 1.0%
Allreal Holding A.G. (Registered)	4,863	489
PSP Swiss Property A.G. (Registered)*	38,789	1,934
Swiss Prime Site A.G.*	15,912	761
Zueblin Immobilien Holding A.G. (Registered)*	29,819	132

		3,316

United Kingdom - 5.2%
Big Yellow Group Plc	68,229	236

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
United Kingdom - 5.2% continued
British Land Co. PLC	405,816	$3,253
Brixton PLC	215,175	413
Capital & Regional PLC	74,845	51
CLS Holdings PLC*	39,562	174
Daejan Holdings	4,340	141
Derwent London PLC	79,787	838
Development Securities PLC	36,133	141
Grainger Plc	85,795	169
Great Portland Estates PLC	149,709	562
Hammerson PLC	230,417	1,785
Helical Bar PLC	81,406	329
Invista Foundation Property Trust Ltd	352,717	87
Land Securities Group PLC	369,065	4,918
Liberty International PLC	287,808	1,994
Minerva PLC*	132,242	26
Mucklow (A&J) Group PLC	25,298	81
Primary Health Properties PLC	28,693	120
Quintain Estates & Development PLC	130,761	70
Segro PLC	343,488	1,229
Shaftesbury PLC	107,266	560
ST Modwen Properties PLC	83,775	142
Unite Group PLC	106,198	225
Workspace Group PLC	148,143	132

		17,676

United States - 38.3%
Acadia Realty Trust	25,496	364
Agree Realty Corp.	7,654	139
Alexander’s, Inc.	1,615	412
Alexandria Real Estate Equities, Inc.	25,567	1,543
AMB Property Corp.	77,670	1,819
American Campus Communities, Inc.	33,562	687
Apartment Investment & Management Co., Class A	80,322	928
Ashford Hospitality Trust, Inc.	93,770	108
Associated Estates Realty Corp.	13,139	120
AvalonBay Communities, Inc.	61,065	3,699
BioMed Realty Trust, Inc.	63,740	747
Boston Properties, Inc.	95,835	5,271
Brandywine Realty Trust	70,295	542
BRE Properties, Inc., Class A	40,446	1,132
Camden Property Trust	42,161	1,321
CBL & Associates Properties, Inc.	52,634	342
Cedar Shopping Centers, Inc.	36,541	259
Colonial Properties Trust	40,904	341
Corporate Office Properties Trust SBI of Maryland	40,931	1,257
Corrections Corp. of America*	98,752	1,616
Cousins Properties, Inc.	30,671	425
DCT Industrial Trust, Inc.	137,879	698
Developers Diversified Realty Corp.	98,782	482
DiamondRock Hospitality Co.	76,926	390
Digital Realty Trust, Inc.	57,895	1,902
Douglas Emmett, Inc.	72,163	942
Duke Realty Corp.	116,910	1,281
EastGroup Properties, Inc.	19,718	702
Education Realty Trust, Inc.	22,610	118
Entertainment Properties Trust	26,065	777
Equity Lifestyle Properties, Inc.	19,550	750
Equity One, Inc.	31,703	561
Equity Residential	213,839	6,377
Essex Property Trust, Inc.	21,258	1,632
Extra Space Storage, Inc.	67,830	700
Federal Realty Investment Trust	46,639	2,895
FelCor Lodging Trust, Inc.	55,820	103
First Industrial Realty Trust, Inc.	36,532	276
First Potomac Realty Trust	22,617	210
Forest City Enterprises, Inc., Class A	63,821	428
Getty Realty Corp.	15,795	333
Glimcher Realty Trust	34,821	98
HCP, Inc.	200,443	5,566
Health Care REIT, Inc.	82,072	3,463
Healthcare Realty Trust, Inc.	46,662	1,096
Hersha Hospitality Trust	43,820	131
Highwoods Properties, Inc.	50,398	1,379
Hilltop Holdings, Inc.*	36,100	352
Home Properties, Inc.	25,607	1,040
Hospitality Properties Trust	74,448	1,107
Host Hotels & Resorts, Inc.	415,549	3,146
HRPT Properties Trust	188,243	634
Inland Real Estate Corp.	52,303	679
Investors Real Estate Trust	46,226	495
Kilroy Realty Corp.	26,251	878
Kimco Realty Corp.	211,255	3,862
Kite Realty Group Trust	26,990	150
LaSalle Hotel Properties	35,047	387
Lexington Realty Trust	74,510	372
Liberty Property Trust	77,875	1,778
LTC Properties, Inc.	18,187	369
Macerich (The) Co.	60,382	1,096

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
United States - 38.3% continued
Mack-Cali Realty Corp.	52,090	$1,276
Maguire Properties, Inc.*	47,040	69
Medical Properties Trust, Inc.	56,695	358
Mid-America Apartment Communities, Inc.	22,364	831
National Healthcare Corp.	8,060	408
National Retail Properties, Inc.	62,174	1,069
Nationwide Health Properties, Inc.	78,816	2,264
OMEGA Healthcare Investors, Inc.	65,308	1,043
Orient-Express Hotels Ltd.	43,533	333
Parkway Properties, Inc. of Maryland	13,005	234
Pennsylvania Real Estate Investment Trust	32,904	245
Post Properties, Inc.	34,849	575
ProLogis	210,760	2,927
PS Business Parks, Inc.	12,657	565
Public Storage	101,260	8,050
Ramco-Gershenson Properties	16,390	101
Realty Income Corp.	82,720	1,915
Regency Centers Corp.	55,230	2,579
Saul Centers, Inc.	10,611	419
Senior Housing Properties Trust	90,827	1,628
Simon Property Group, Inc.	179,138	9,518
SL Green Realty Corp.	45,256	1,172
Sovran Self Storage, Inc.	17,291	622
Strategic Hotels & Resorts, Inc.	68,750	115
Sun Communities, Inc.	15,119	212
Sunstone Hotel Investors, Inc.	41,430	256
Tanger Factory Outlet Centers, Inc.	25,090	944
Taubman Centers, Inc.	31,482	801
TravelCenters of America LLC - (Fractional Shares) (1) *	50,000	—
UDR, Inc.	108,036	1,490
Universal Health Realty Income Trust	10,124	333
Urstadt Biddle Properties, Inc., Class A	15,659	249
U-Store-It Trust	51,210	228
Ventas, Inc.	113,355	3,805
Vornado Realty Trust	121,853	7,354
Washington Real Estate Investment Trust	41,559	1,176
Weingarten Realty Investors	69,067	1,429
Winthrop Realty Trust	9,359	101

		129,401

Total Common Stocks (Cost $594,749) (2)		327,610

INVESTMENT COMPANIES - 0.3%
F&C Commercial Property Trust Ltd.	226,086	202
ING UK Real Estate Income Trust Ltd.	325,288	106
ISIS Property Ltd.	57,346	57
ISIS Property Trust 2 Ltd	92,851	68
ProLogis European Properties	48,358	217
Standard Life Investment Property Income Trust PLC	116,519	84
UK Commercial Property Trust Ltd.	222,235	171

Total Investment Companies (Cost $2,884)		905

RIGHTS - 0.0%
ING Office Fund*	425,827	3

China Overseas Land & Investment Ltd.*	132,280	47

Total Rights (Cost $ — )		50

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.0%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$19	19

Total Short-Term Investments (Cost $19)		19
Total Investments - 97.3% (Cost $597,652)		328,584

Other Assets less Liabilities - 2.7%		9,223

NET ASSETS - 100.0%		$337,807

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
DJ Euro Stoxx 50 (Euro)	57	$1,941	Long	3/09	$332

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
FTSE 100 Index (British Pound)	11	694	Long	3/09	26
Hang Seng Index (Hong Kong Dollar)	26	2,416	Long	1/09	72
SPI 200 (Australian Dollar)	19	1,240	Long	3/09	47
SPI 400 (U.S. Dollar)	23	1,236	Long	3/09	75
TOPIX Index (Japanese Yen)	27	2,568	Long	3/09	83

Total					$635

At December 31, 2008, the industry sectors (unaudited) for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Capital Markets	0.1%
Commercial Service & Supply	0.5
Healthcare Providers & Services	0.1
Hotels Restaurants & Leisure	0.1
Industrial Conglomerates	0.3
Real Estate Investment Trusts	69.3
Real Estate Management/Development	29.6

Total	100%

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$597,652

Gross tax appreciation of investments	$898
Gross tax depreciation of investments	(269,966)

Net tax depreciation of investments	$(269,068)

At December 31, 2008, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	40.4%
Japanese Yen	16.5
Hong Kong Dollar	11.8
Euro	9.1
Australian Dollar	8.7
British Pound	5.6
All other currencies less than 5%	7.9

Total	100.0%

At December 31, 2008, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	1,581	U.S. Dollar	1,100	1/2/09	$(2)
British Pound	486	U.S. Dollar	700	1/2/09	1
Euro	792	U.S. Dollar	1,100	1/2/09	—
Hong Kong Dollar	12,401	U.S. Dollar	1,600	1/2/09	—
U.S. Dollar	300	Australian Dollar	434	1/2/09	2
Singapore Dollar	1,009	U.S. Dollar	700	1/5/09	—
British Pound	94	U.S. Dollar	140	3/18/09	5
Euro	151	U.S. Dollar	210	3/18/09	—

Total					$6

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markiets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2008 (UNAUDITED)

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$139,424	$635

Level 2	189,110	6

Level 3	50	—

Total	$328,584	$641

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	50	—

Net Purchases (Sales)	—	—

Transfers in and/or out of Level 3	—	—

Balance as of 12/31/08	$50	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
GLOBAL SUBSTAINABILITY INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9%
Australia - 3.4%
AGL Energy Ltd.	1,712	$18
Alumina Ltd.	4,007	4
AMP Ltd.	7,225	28
APA Group	1,083	2
Asciano Group	1,308	1
Australia & New Zealand Banking Group Ltd.	8,694	93
Billabong International Ltd.	376	2
BlueScope Steel Ltd.	2,104	5
Brambles Ltd.	5,332	28
Cochlear Ltd.	214	8
Commonwealth Bank of Australia	5,923	120
CSR Ltd.	5,240	7
Downer EDI Ltd.	950	3
Fairfax Media Ltd.	3,681	4
Fortescue Metals Group Ltd.*	5,009	7
Leighton Holdings Ltd.	526	10
Macquarie Airports	3,873	7
Macquarie Infrastructure Group	5,658	7
National Australia Bank Ltd.	7,933	116
Newcrest Mining Ltd.	1,746	41
Orica Ltd.	1,387	14
Origin Energy Ltd.*	3,392	38
Pacific Brands Ltd.	1,205	—
QBE Insurance Group Ltd.	3,771	69
Santos Ltd.	2,277	24
Spark Infrastructure Group	1,959	2
Suncorp-Metway Ltd.	3,768	22
Toll Holdings Ltd.	2,511	11
Transurban Group	5,029	19
United Group Ltd.	327	2
Wesfarmers Ltd.	3,442	44
West Australian Newspapers Holdings Ltd.	384	2
Westpac Banking Corp.	12,207	145
Woodside Petroleum Ltd.	1,796	46
Woolworths Ltd.	5,205	97

		1,046

Austria - 0.2%
OMV A.G.	600	16
Telekom Austria A.G.	1,320	19
Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	220	10
Voestalpine A.G.	320	7
Wienerberger A.G.	320	5

		57

Belgium - 0.4%
Bekaert N.V.*	26	2
Belgacom S.A.	605	23
Delhaize Group	386	24
Dexia	4,856	22
KBC Groep N.V.	793	24
Solvay S.A., Class A	166	12
Umicore S.A.*	306	6

		113

Canada - 6.0%
Agnico-Eagle Mines Ltd.	557	28
Agrium, Inc.	518	17
Astral Media, Inc.	207	4
Atco Ltd.	104	3
Bank of Montreal	1,944	49
Bank of Nova Scotia	4,101	111
Barrick Gold Corp.	3,553	129
BCE, Inc.	828	17
Biovail Corp.	414	4
Bombardier, Inc., Class B	5,811	21
Brookfield Asset Management, Inc., Class A	1,926	29
Canadian Imperial Bank of Commerce	1,458	60
Canadian National Railway Co.	1,823	66
Canadian Oil Sands Trust	725	12
Canadian Pacific Railway Ltd.	591	20
Canadian Tire Corp. Ltd.	207	7
Canadian Utilities Ltd.	104	3
Cardiome Pharma Corp.*	207	1
CML Healthcare Income Fund	104	1
Enbridge, Inc.	1,432	46
EnCana Corp.	3,053	141
Finning International, Inc.	518	6
George Weston Ltd.	104	5
Gildan Activewear, Inc.*	311	4
Groupe Aeroplan, Inc.	621	4
Inmet Mining Corp.	104	2
Kincross Gold Corp.	2,577	47
Loblaw Cos Ltd.	311	9
Manulife Financial Corp.	6,847	115
MDS, Inc.*	414	3
Methanex Corp.	311	3

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUBSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
Canada - 6.0% continued
Metro, Inc.	311	$9
Nexen, Inc.	2,037	35
Nova Chemicals Corp.	207	1
Petro-Canada	1,853	40
Potash Corp. of Saskatchewan	1,284	93
Ritchie Bros Auctioneers, Inc.	311	7
Rogers Communications, Inc., Class B	2,061	61
RONA, Inc.*	311	3
Royal Bank of Canada	5,680	166
Saputo, Inc.	414	7
Shaw Communications, Inc.	1,345	24
Shoppers Drug Mart Corp.	888	35
SNC-Lavalin Group, Inc.	585	19
Sun Life Financial, Inc.	2,149	50
Suncor Energy, Inc.	3,596	69
Talisman Energy, Inc.	3,930	39
Teck Cominco Ltd., Class B	1,242	6
TELUS Corp. (New York Exchange)	414	12
Toronto-Dominion Bank	3,436	121
TransAlta Corp.	621	12
TransCanada Corp.	2,337	63
Viterra, Inc.*	621	5
Yamana Gold, Inc.	2,752	21

		1,865

Denmark - 0.5%
Danisco A/S	141	6
FLSmidth & Co. A/S	153	5
Novo-Nordisk A/S, Class B	1,889	96
Novozymes A/S, Class B	121	10
Vestas Wind Systems A/S*	700	41

		158

Finland - 1.0%
Kesko OYJ	56	2
Kesko OYJ, Class B	189	5
Kone OYJ, Class B	610	13
Metso OYJ	368	4
Neste Oil OYJ	357	5
Nokia OYJ	14,974	232
Rautaruukki OYJ	231	4
Stora Enso OYJ (Registered)	2,393	19
UPM-Kymmene OYJ	2,022	26
YIT OYJ	342	2

		312

France - 2.5%
Accor S.A.	728	36
Air Liquide	1,108	101
Bouygues S.A.	891	38
Carrefour S.A.	2,002	77
Cie de Saint-Gobain	1,156	54
Dassault Systemes S.A.	158	7
Groupe Danone	2,183	132
Lafarge S.A.	511	31
L’Oreal S.A.	965	84
Michelin Compagnie Generale des Establissements, Class B	558	29
Peugeot S.A.	497	8
PPR	231	15
Renault S.A.	763	20
Schneider Electric S.A.	951	71
Vinci S.A.	2,103	89

		792

Germany - 2.4%
Allianz SE (Registered)	1,738	186
Bayerische Motoren Werke A.G.	1,234	38
Beiersdorf A.G.	391	23
Continental A.G.	625	26
Deutsche Lufthansa A.G. (Registered)	576	9
Deutsche Post A.G. (Registered)	3,232	55
K+S A.G.	521	30
Linde A.G.	546	46
Metro A.G.	324	13
Muenchener Rueckversicherungs A.G. (Registered)	793	125
Q-Cells A.G.*	169	6
Solarworld A.G.	229	5
Volkswagen A.G.	571	200

		762

Greece - 0.0%
Coca Cola Hellenic Bottling Co. S.A.	380	6
Public Power Corp. S.A.	260	4
Titan Cement Co. S.A.	110	2

		12

Hong Kong - 0.8%
CLP Holdings Ltd.	8,000	54
Hang Lung Properties Ltd.	8,000	18
Hang Seng Bank Ltd.	2,800	37
Hong Kong & China Gas Co. Ltd.	15,700	24
Hong Kong Electric Holdings Co. Ltd.	5,000	28

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
Hong Kong - 0.8% continued
Li & Fung Ltd.	10,000	$17
MTR Corp.	5,028	12
New World Development Ltd.	7,000	7
Noble Group Ltd.	3,600	3
Sun Hung Kai Properties Ltd.	6,000	50

		250

Ireland - 0.3%
CRH PLC - Dublin	2,050	52
Experian Group Ltd.	3,883	24
Kerry Group PLC, Class A	389	7

		83

Italy - 1.9%
Atlantia S.p.A.	761	14
Autogrill S.p.A.	245	2
Enel S.p.A.	16,110	103
ENI S.p.A.	9,799	232
Italcementi S.p.A. (RNC)	237	2
Pirelli & C. S.p.A.	4,915	2
Snam Rete Gas S.p.A.	3,173	17
Telecom Italia S.p.A.	39,297	64
Telecom Italia S.p.A. (RNC)	23,075	26
Terna S.p.A.	4,888	16
UniCredit S.p.A. (Milan Exchange)	51,271	127

		605

Japan - 10.4%
Advantest Corp.	400	6
Aeon Co. Ltd.	2,700	27
Air Water, Inc.	1,000	9
Aisin Seiki Co. Ltd.	400	6
Ajinomoto Co., Inc.	2,000	22
All Nippon Airways Co. Ltd.	2,000	8
Asahi Glass Co. Ltd.	4,000	23
Asahi Kasei Corp.	5,000	22
Astellas Pharma, Inc.	1,700	69
Benesse Corp.	200	9
Canon, Inc.	4,300	135
Chugai Pharmaceutical Co. Ltd.	1,010	20
Dai Nippon Printing Co. Ltd.	2,000	22
Daiichi Sankyo Co. Ltd.	2,500	59
Daito Trust Construction Co. Ltd.	300	16
Daiwa House Industry Co. Ltd.	2,000	20
Daiwa Securities Group, Inc.	5,000	30
Denso Corp.	1,800	30
Eisai Co. Ltd.	1,000	41
Fanuc Ltd.	700	50
Fast Retailing Co. Ltd.	200	29
FUJIFILM Holdings Corp.	1,800	40
Fujitsu Ltd.	8,000	39
Hankyu Hanshin Holdings, Inc.	5,000	29
Hitachi Construction Machinery Co. Ltd.*	200	2
Hitachi Metals Ltd.	1,000	5
Honda Motor Co. Ltd.	5,900	128
Ibiden Co. Ltd.	400	8
JGC Corp.	1,000	15
Joyo Bank (The) Ltd.	3,000	17
JS Group Corp.	900	14
JSR Corp.	400	5
Kaneka Corp.	1,000	6
Kao Corp.	2,000	61
Kawasaki Kisen Kaisha Ltd.	2,000	9
KDDI Corp.	12	86
Keihin Electric Express Railway Co. Ltd.	2,000	18
Keio Corp.	2,000	12
Kikkoman Corp.	1,000	12
Kintetsu Corp.*	6,000	28
Konica Minolta Holdings, Inc.	2,000	16
Kubota Corp.	4,000	29
Kuraray Co. Ltd.	1,000	8
Kurita Water Industries Ltd.	400	11
Kyocera Corp.	700	51
Lawson, Inc.	200	12
Makita Corp.	400	9
Mazda Motor Corp.	2,000	3
Mitsubishi Chemical Holdings Corp.	4,500	20
Mitsubishi Estate Co. Ltd.	5,000	82
Mitsubishi Gas Chemical Co., Inc.	1,000	4
Mitsubishi Materials Corp.	5,000	13
Mitsui Chemicals, Inc.	2,000	7
Mitsui Fudosan Co. Ltd.	3,000	50
Mizuho Financial Group, Inc.	44	131
Murata Manufacturing Co. Ltd.	800	31
NGK Insulators Ltd.	1,000	11
Nidec Corp.	300	12
Nikon Corp.	1,000	12
Nippon Express Co. Ltd.	2,000	8
Nippon Mining Holdings, Inc.	3,500	15
Nippon Sheet Glass Co. Ltd.	2,000	7

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUBSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
Japan - 10.4% continued
Nippon Steel Corp.	21,000	$69
Nippon Yusen Kabushiki Kaisha	4,000	25
Nissan Motor Co. Ltd.	8,000	29
Nisshin Seifun Group, Inc.	1,000	13
Nisshin Steel Co. Ltd.	2,000	4
Nissin Food Products Co. Ltd.	200	7
Nitto Denko Corp.	700	13
Nomura Holdings, Inc.	7,600	63
NSK Ltd.	1,000	4
NTT DoCoMo, Inc.	58	114
Obayashi Corp.	3,000	18
Odakyu Electric Railway Co. Ltd.	2,000	18
Olympus Corp.	1,000	20
Omron Corp.	600	8
Osaka Gas Co. Ltd.	7,000	32
Panasonic Corp.	8,000	100
Panasonic Electric Works Ltd.*	1,000	9
Rengo Co. Ltd.	1,000	8
Resona Holdings, Inc.	21	33
Ricoh Co. Ltd.*	2,000	25
Rohm Co. Ltd.	300	15
Sanyo Electric Co. Ltd.*	5,000	9
Secom Co. Ltd.	900	46
Sekisui Chemical Co. Ltd.	2,000	13
Sekisui House Ltd.	2,000	18
Sharp Corp.	3,000	22
Shimano, Inc.	200	8
Shimizu Corp.	2,000	12
Shin-Etsu Chemical Co. Ltd.	1,400	64
Shinsei Bank Ltd.	4,000	6
Shionogi & Co. Ltd.	1,000	26
Shiseido Co. Ltd.	1,000	20
Shizuoka Bank (The) Ltd.	2,000	23
SMC Corp. of Japan	200	20
Sojitz Corp.	3,200	5
Sony Corp.	3,900	85
Sumitomo Chemical Co. Ltd.	6,000	21
Sumitomo Metal Industries Ltd.	13,000	32
Sumitomo Metal Mining Co. Ltd.	2,000	21
Sumitomo Trust & Banking (The) Co. Ltd.	7,000	41
T&D Holdings, Inc.	850	36
Taiyo Nippon Sanso Corp.	1,000	8
TDK Corp.	500	18
Teijin Ltd.	4,000	11
Terumo Corp.	600	28
Tobu Railway Co. Ltd.	3,000	18
Tohoku Electric Power Co., Inc.	1,700	46
Tokyo Electron Ltd.	500	18
Tokyo Gas Co. Ltd.	9,000	46
Tokyu Corp.	3,000	15
Toppan Printing Co. Ltd.	2,000	15
Toray Industries, Inc.	5,000	25
Tosoh Corp.	1,000	2
Toyo Seikan Kaisha Ltd.	600	10
Toyota Industries Corp.	700	15
Ube Industries Ltd. of Japan	3,000	8
Uni-Charm Corp.	200	15
Yakult Honsha Co. Ltd.	300	6
Yamaha Corp.	300	3
Yamaha Motor Co. Ltd.	600	6
Yamato Holdings Co. Ltd.	2,000	26
Yamato Kogyo Co. Ltd.	200	5

		3,228

Luxembourg - 0.3%
ArcelorMittal	750	18
Arcelormittal	2,410	58
Oriflame Cosmetics S.A. SDR	200	6

		82

Netherlands - 4.1%
Aegon N.V.	4,532	29
Akzo Nobel N.V.	998	41
ASML Holding N.V.*	1,656	30
Boskalis Westminster	110	3
Fugro N.V. - CVA	205	6
ING Groep N.V. - CVA	7,991	83
Koninklijke Ahold N.V.	4,582	56
Koninklijke DSM N.V.	546	14
Koninklijke Philips Electronics N.V.	3,885	76
Randstad Holdings N.V.	273	5
Reed Elsevier N.V.	2,536	30
Royal Dutch Shell PLC, Class A (London Exchange)	15,077	394
Royal Dutch Shell PLC, Class B (London Exchange)	11,433	288
TNT N.V.	1,459	28
Unilever N.V. (CVA)	7,283	176
Wolters Kluwer N.V.	1,099	21

		1,280

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
New Zealand - 0.1%
Auckland International Airport Ltd.	2,171	$2
Contact Energy Ltd.	576	3
Fisher & Paykel Appliances Holdings Ltd.	731	1
Fletcher Building Ltd.	1,941	7
Mainfreight Ltd.	161	—
Telecom Corp. of New Zealand Ltd.	1,733	2

		15

Norway - 0.5%
DnB NOR ASA	1,800	7
Norsk Hydro ASA	2,150	9
Orkla ASA	2,400	16
ProSafe SE*	300	1
Renewable Energy Corp. A/S*	400	4
StatoilHydro ASA	4,600	76
Storebrand ASA	550	1
Tandberg ASA	450	5
Telenor ASA	2,300	15
Yara International ASA	550	12

		146

Portugal - 0.2%
Banco Comercial Portugues S.A. (Registered)*	14,351	16
Banco Espirito Santo S.A. (Registered)	861	8
Brisa-Auto Estradas de Portugal S.A.	1,012	8
Cimpor Cimentos de Portugal S.A.	879	4
Galp Energia SGPS S.A., Class B	556	6
Jeronimo Martins SGPS S.A.	612	3
Portugal Telecom, SGPS, S.A. (Registered)	3,624	31

		76

Singapore - 0.1%
City Developments Ltd.	3,000	13
ComfortDelgro Corp. Ltd.	7,000	7
SembCorp Industries Ltd.	4,000	7
SembCorp Marine Ltd.	2,000	2
Singapore Airlines Ltd.	2,000	16

		45

Spain - 3.1%
Abertis Infraestructuras S.A.	1,015	18
Acciona S.A.	80	10
Acerinox S.A.	415	7
ACS Actividades de Construccion y Servicios S.A.	825	38
Banco Bilbao Vizcaya Argentaria S.A.	14,400	177
Banco Santander S.A.	31,448	304
Cia Espanola de Petroleos S.A.	376	35
Cintra Concesiones de Infraestructuras de Transporte S.A.	404	3
Ebro Puleva S.A.	209	3
Gamesa Corp. Tecnologica S.A.	436	8
Gas Natural SDG S.A.	884	24
Iberdrola S.A.	19,188	178
Inditex S.A.	809	36
Repsol YPF S.A.	3,469	74
SOS Cuetara S.A.	322	5
Union Fenosa S.A.	2,037	50
Zardoya Otis S.A.	348	6

		976

Sweden - 1.2%
Alfa Laval AB*	1,400	12
Assa Abloy AB, Class B	1,300	15
Electrolux AB, Class B	900	8
Elekta AB, Class B	200	2
Hennes & Mauritz AB, Class B	1,900	74
Holmen AB, Class B	200	5
Sandvik AB	4,000	25
Scania AB, Class B	1,600	16
Skanska AB, Class B	1,000	10
SKF AB, Class B	1,100	11
Ssab Svenskt Stal AB, Class A	500	4
Svenska Cellulosa AB, Class B	1,700	15
Svenska Handelsbanken AB, Class A	1,788	29
Telefonaktiebolaget LM Ericsson, Class B	11,466	88
TeliaSonera AB	8,458	42
Volvo AB, Class A	1,346	8
Volvo AB, Class B	4,400	24

		388

Switzerland - 4.1%
Adecco S.A. (Registered)	559	19
Credit Suisse Group (Registered)	3,828	105
Geberit A.G. (Registered)	159	17
Givaudan S.A. (Registered)	24	19
Holcim Ltd. (Registered)	818	47
Novartis A.G. (Registered)	10,403	521
Roche Holding A.G. (Genusschein)	2,764	425
STMicroelectronics N.V.	2,605	17
Swiss Reinsurance (Registered)	1,358	66
Swisscom A.G. (Registered)	92	30

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUBSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
Switzerland - 4.1% continued
Xstrata PLC (London Exchange)	2,434	$23

		1,289

United Kingdom - 7.3%
Acergy S.A.	450	3
Aggreko PLC	763	5
Arriva PLC	556	5
AstraZeneca PLC	6,151	249
Aviva PLC	10,254	58
Balfour Beatty PLC	1,252	6
British Airways PLC	1,025	3
Bunzl PLC	883	8
Burberry Group PLC	1,537	5
Capita Group PLC	2,450	26
Centrica PLC	19,511	75
Compass Group PLC	7,027	35
De La Rue PLC	270	3
FirstGroup PLC	1,995	12
Hays PLC	2,523	3
Home Retail Group PLC	2,381	7
HSBC Holdings PLC	51,491	493
Inchcape PLC	832	—
Intercontinental Hotels Group PLC	808	7
International Power PLC	5,854	20
Invensys PLC*	2,121	5
ITV PLC	5,836	3
Kingfisher PLC	9,354	18
Lloyds TSB Group PLC	22,809	42
Lloyds TSB Group PLC - Subscription Shares*	7,612	—
National Grid PLC	10,403	103
Next PLC	564	9
Pearson PLC	3,198	30
Persimmon PLC	586	2
Reckitt Benckiser Group PLC	2,529	94
Reed Elsevier PLC	4,190	31
Royal Bank of Scotland Group PLC	63,489	46
Scottish & Southern Energy PLC	3,340	59
Stagecoach Group PLC	1,468	3
Tesco PLC	33,437	174
Thomson Reuters PLC	515	11
Tomkins PLC	1,587	3
TUI Travel PLC*	2,757	9
Unilever PLC	5,462	124
Vodafone Group PLC	222,930	449
Wolseley PLC	2,760	15
WPP PLC	4,754	28

		2,281

United States - 42.1%
3M Co.	2,840	163
Adobe Systems, Inc.*	2,090	44
AES (The), Corp.*	2,810	23
Aetna, Inc.	1,870	53
Aflac, Inc.	1,860	85
Agilent Technologies, Inc.*	1,310	20
Air Products & Chemicals, Inc.	840	42
Airgas, Inc.	220	9
Allergan, Inc.	1,210	49
Amazon.com, Inc.*	1,250	64
American Express Co.	5,000	93
Amgen, Inc.*	4,520	261
Apache Corp.	1,380	103
Applied Materials, Inc.	5,330	54
Autozone, Inc.*	160	22
AvalonBay Communities, Inc.	320	19
Ball Corp.	260	11
Bank of New York Mellon (The) Corp.	4,720	134
Baxter International, Inc.	2,550	137
BB&T Corp.	2,150	59
Becton, Dickinson & Co.	960	66
Bed Bath & Beyond, Inc.*	1,050	27
Best Buy Co., Inc.	1,350	38
Biogen Idec, Inc.*	1,090	52
Black & Decker Corp.	160	7
BorgWarner, Inc.	300	7
Boston Properties, Inc.	480	26
Bristol-Myers Squibb Co.	8,460	197
Burlington Northern Santa Fe Corp.	1,210	92
C.H. Robinson Worldwide, Inc.	690	38
Calpine Corp.*	1,159	8
Caterpillar, Inc.	2,490	111
Celgene Corp.*	1,890	104
Centerpoint Energy, Inc.	910	11
Charles Schwab (The) Corp.	3,640	59
Chesapeake Energy Corp.	1,800	29
Chubb Corp.	1,410	72
Cisco Systems, Inc.*	24,940	407
CME Group, Inc.	253	53
Coach, Inc.*	1,370	28

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
United States - 42.1% continued
Colgate-Palmolive Co.	2,070	$142
ConocoPhillips	6,330	328
Consolidated Edison, Inc.	1,080	42
Cooper Industries Ltd., Class A	640	19
Corning, Inc.	6,210	59
Costco Wholesale Corp.	1,860	98
Crown Castle International Corp.*	1,000	18
CSX Corp.	1,600	52
Cummins, Inc.	830	22
Danaher Corp.	1,010	57
Darden Restaurants, Inc.	340	10
Deere & Co.	1,690	65
Dell, Inc.*	6,800	70
Devon Energy Corp.	1,780	117
Discover Financial Services	1,310	12
Disney (The Walt) Co.	7,590	172
Donnelley (R.R.) & Sons Co.	530	7
Dover Corp.	760	25
Dun & Bradstreet Corp.	160	12
Eaton Corp.	660	33
Ecolab, Inc.	710	25
Edison International	1,290	41
Emerson Electric Co.	3,300	121
EOG Resources, Inc.	970	65
Equitable Resources, Inc.	340	11
Equity Residential	1,090	33
Expeditors International of Washington, Inc.	800	27
Family Dollar Stores, Inc.	370	10
Fastenal Co.	350	12
FedEx Corp.	340	22
Fifth Third Bancorp	2,190	18
First Solar, Inc.*	150	21
Foster Wheeler Ltd.*	320	7
FPL Group, Inc.	1,760	89
Franklin Resources, Inc.	610	39
Gap (The), Inc.	1,930	26
Genentech, Inc.*	1,870	155
General Mills, Inc.	1,310	80
Genuine Parts Co.	720	27
Genworth Financial, Inc., Class A	970	3
Genzyme Corp.*	1,050	70
Gilead Sciences, Inc.*	3,770	193
Google, Inc., Class A*	1,020	314
Grainger (W.W.), Inc.	270	21
Harley-Davidson, Inc.	710	12
Hartford Financial Services Group, Inc.	900	15
Hess Corp.	1,110	60
Hewlett-Packard Co.	10,440	379
Host Hotels & Resorts, Inc.	1,290	10
Hudson City Bancorp, Inc.	2,080	33
IBM Corp.	5,720	481
Illinois Tool Works, Inc.	1,580	55
Ingersoll-Rand Co. Ltd., Class A	1,222	21
Intel Corp.	23,710	348
IntercontinentalExchange, Inc.*	280	23
International Paper Co.	1,740	21
Johnson & Johnson	11,760	704
Johnson Controls, Inc.	2,350	43
KeyCorp	1,530	13
Kimberly-Clark Corp.	1,580	83
Kimco Realty Corp.	770	14
Kraft Foods, Inc., Class A	5,930	159
Limited Brands, Inc.	760	8
Lincoln National Corp.	700	13
M&T Bank Corp.	220	13
Marriott International, Inc., Class A	1,210	24
Martin Marietta Materials, Inc.	160	16
Masco Corp.	870	10
Mattel, Inc.	1,470	24
McDonald’s Corp.	4,760	296
MDU Resources Group, Inc.	490	11
MeadWestvaco Corp.	430	5
MetroPCS Communications, Inc.*	670	10
Mohawk Industries, Inc.*	190	8
Motorola, Inc.	8,370	37
National-Oilwell Varco, Inc.*	1,560	38
NetApp, Inc.*	870	12
NII Holdings, Inc.*	500	9
NIKE, Inc., Class B	1,560	80
Nordstrom, Inc.	470	6
Norfolk Southern Corp.	1,470	69
Northern Trust Corp.(1)	315	16
NRG Energy, Inc.*	990	23
Nucor Corp.	1,230	57
NYSE Euronext	970	27
Omnicom Group, Inc.	1,230	33
Owens-Illinois, Inc.*	730	20
PACCAR, Inc.	1,350	39

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUBSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.9% continued
United States - 42.1% continued
Penney (J.C.) Co., Inc.	580	$11
People’s United Financial, Inc.	1,260	22
PepsiCo, Inc.	6,620	363
PG&E Corp.	1,410	55
Pitney Bowes, Inc.	850	22
PNC Financial Services Group, Inc.	1,360	67
PPG Industries, Inc.	600	25
PPL Corp.	1,480	45
Praxair, Inc.	1,230	73
Price (T. Rowe) Group, Inc.	1,030	36
Principal Financial Group, Inc.	960	22
Procter & Gamble Co.	12,700	785
Progressive (The) Corp.*	2,590	38
ProLogis	700	10
Public Service Enterprise Group, Inc.	2,000	58
QUALCOMM, Inc.	7,030	252
Questar Corp.	630	21
Regions Financial Corp.	2,520	20
Reliant Energy, Inc.*	1,100	6
Rockwell Automation, Inc.	530	17
Rohm & Haas Co.	490	30
Roper Industries, Inc.	240	10
Schering-Plough Corp.	6,540	111
Sempra Energy	990	42
Sigma-Aldrich Corp.	380	16
Sprint Nextel Corp.*	1,790	3
SPX Corp.	130	5
St. Jude Medical, Inc.*	1,260	42
Stanley Works (The)	130	4
Staples, Inc.	2,770	50
Starbucks Corp.*	2,780	26
Starwood Hotels & Resorts Worldwide, Inc.	500	9
State Street Corp.	1,610	63
SunTrust Banks, Inc.	1,400	41
Sysco Corp.	2,310	53
Target Corp.	3,020	104
Texas Instruments, Inc.	5,000	78
Thermo Fisher Scientific, Inc.*	1,570	53
Thomson Reuters Corp.	621	18
Tiffany & Co.	310	7
TJX Cos., Inc.	1,570	32
Travelers Cos. (The), Inc.	2,510	113
Tyco International Ltd.	1,880	41
U.S. Bancorp	7,190	180
United Parcel Service, Inc., Class B	1,010	56
United States Steel Corp.	360	13
Valero Energy Corp.	2,070	45
VF Corp.	330	18
Vornado Realty Trust	500	30
Vulcan Materials Co.	420	29
Weatherford International Ltd.*	2,500	27
WellPoint, Inc.*	2,160	91
Wells Fargo & Co.	16,140	476
Weyerhaeuser Co.	850	26
Whirlpool Corp.	180	7
Windstream Corp.	1,790	16
Wisconsin Energy Corp.	450	19
Xerox Corp.	3,190	25
XTO Energy, Inc.	2,380	84
Zimmer Holdings, Inc.*	840	34

		13,120

Total Common Stocks (Cost $37,300) (2)		28,981

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel AG & Co KGaA	687	22
Volkswagen A.G.	402	21

		43

Total Preferred Stocks (Cost $75) (2)		43

RIGHTS - 0.0%
Netherlands - 0.0%
Fortis*	6,339	—

Total Rights (Cost $ — )		—

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.9%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$2,154	$2,154

Total Short-Term Investments (Cost $2,154)		2,154

Total Investments - 100.0% (Cost $39,529)		31,178

Other Assets less Liabilities - 0.0%		6

NET ASSETS - 100.0%		$31,184

(1)	Investment in affiliate.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
DJ Euro Stoxx 50 Euro	21	$715	Long	3/09	$4
FTSE 100 Index (British Pound)	4	252	Long	3/09	8
SPI 200 (Australian Dollor)	2	131	Long	3/09	5
TOPIX Index (Japanese Yen)	3	285	Long	3/09	11

Total					$28

At December 31, 2008, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Australian Dollar	5.6%
Canadian Dollar	9.6
Euro	11.1
British Pound	20.7
Japanese Yen	11.7
United States Dollar	34.6
All other currencies less than 5%	6.7

Total	100.0%

At December 31, 2008, the industry sectors (unaudited) for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Consumer Discretionary	9.0%
Consumer Staples	11.1
Energy	9.0
Financials	20.3
Health Care	13.6
Industrials	10.3
Information Technology	11.7
Materials	6.4
Telecommunication Services	3.6
Utilities	5.0

Total	100%

At December 31, 2008, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	289	U.S. Dollar	410	3/18/09	$9
U.S. Dollar	90	Australian Dollar	129	1/2/09	—
U.S. Dollar	60	Canadian Dollar	74	1/2/09	—
U.S. Dollar	90	Swiss Franc	96	1/5/09	—
U.S. Dollar	20	Danish Kroner	107	1/2/09	—
U.S. Dollar	60	Euro	43	1/2/09	—
U.S. Dollar	131	Euro	99	3/18/09	6
U.S. Dollar	740	Euro	539	3/18/09	7
U.S. Dollar	180	British Pound	125	1/2/09	—
U.S. Dollar	66	British Pound	44	3/18/09	(3)
U.S. Dollar	150	Japanese Yen	13,598	1/5/09	—
U.S. Dollar	100	Japanese Yen	9,013	3/18/09	—
U.S. Dollar	20	Norwegian Krone	140	1/2/09	—

Total					$19

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUBSTAINABILITY INDEX FUND continued	DECEMBER 31, 2008 (UNAUDITED)

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$39,529

Gross tax appreciation of investments	$454
Gross tax depreciation of investments	(8,805)

Net tax depreciation of investments	$(8,351)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Substainability Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$14,984	$28

Level 2	16,194	19

Level 3	—	—

Total	$31,178	$47

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Australia - 5.6%
AGL Energy Ltd.	63,803	$681
Alumina Ltd.	163,984	161
Amcor Ltd.	127,199	517
AMP Ltd.	270,828	1,029
Aristocrat Leisure Ltd.	44,804	124
Asciano Group	69,251	74
ASX Ltd.	24,338	568
Australia & New Zealand Banking Group Ltd.	283,460	3,042
AXA Asia Pacific Holdings Ltd.	97,722	339
Bendigo Bank Ltd.	13,206	102
BHP Billiton Ltd.	459,493	9,676
Billabong International Ltd.	11,476	64
BlueScope Steel Ltd.	91,347	224
Boral Ltd.	97,508	316
Brambles Ltd.	198,099	1,029
Caltex Australia Ltd.	15,266	77
CFS Retail Property Trust	275,841	362
Coca-Cola Amatil Ltd.	83,987	543
Cochlear Ltd.	7,091	279
Commonwealth Bank of Australia	190,719	3,866
Computershare Ltd.	76,426	418
Crown Ltd.	59,307	248
CSL Ltd.	81,411	1,922
CSR Ltd.	176,783	218
Dexus Property Group	518,220	301
Fairfax Media Ltd.	154,919	178
Fortescue Metals Group Ltd.*	189,228	259
Foster’s Group Ltd.	268,050	1,031
Goodman Fielder Ltd.	111,815	104
Goodman Group	182,998	97
GPT Group	628,339	406
Harvey Norman Holdings Ltd.	64,926	121
Incitec Pivot Ltd.	244,432	432
Insurance Australia Group Ltd.	260,846	711
Leighton Holdings Ltd.	17,907	348
Lend Lease Corp. Ltd.	44,178	223
Lion Nathan Ltd.	39,496	227
Macquarie Airports	36,653	62
Macquarie Group Ltd.	38,351	779
Macquarie Infrastructure Group	346,706	416
Macquarie Office Trust	213,534	36
Metcash Ltd.	67,000	205
Mirvac Group	142,442	128
National Australia Bank Ltd.	256,138	3,754
Newcrest Mining Ltd.	63,467	1,505
OneSteel Ltd.	113,360	196
Orica Ltd.	52,304	513
Origin Energy Ltd.*	123,828	1,396
OZ Minerals Ltd.*	353,742	136
Perpetual Ltd.	4,700	123
Qantas Airways Ltd.	137,106	253
QBE Insurance Group Ltd.	136,280	2,477
Rio Tinto Ltd.	39,000	1,044
Santos Ltd.	81,918	856
Sims Group Ltd.	17,125	208
Sonic Healthcare Ltd.	43,881	447
Stockland	200,691	581
Suncorp-Metway Ltd.	132,536	782
TABCORP Holdings Ltd.	63,098	309
Tatts Ltd.	141,878	277
Telstra Group Corp. Ltd.	606,771	1,624
Toll Holdings Ltd.	79,364	343
Transurban Group	174,026	668
Wesfarmers Ltd.	92,321	1,166
Wesfarmers Ltd. - PPS	22,103	279
Westfield Group	245,109	2,258
Westpac Banking Corp.	376,318	4,481
Woodside Petroleum Ltd.	66,266	1,710
Woolworths Ltd.	167,111	3,117
WorleyParsons Ltd.	19,337	193

		62,639

Austria - 0.3%
Erste Group Bank A.G.	26,590	623
OMV A.G.	23,570	628
Raiffeisen International Bank Holding A.G.	6,501	182
Strabag SE	5,360	124
Telekom Austria A.G.	47,760	690
Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	10,500	482
Vienna Insurance Group	4,150	143
Voestalpine A.G.	17,070	366
Wienerberger A.G.	11,720	196

		3,434

Belgium - 0.7%
Anheuser-Busch InBev N.V.	65,679	1,523
Belgacom S.A.	23,252	887
Colruyt S.A.	2,127	455

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Belgium - 0.7% continued
Delhaize Group	13,953	$861
Dexia S.A.	67,537	304
Fortis	318,816	423
Groupe Bruxelles Lambert S.A.	11,227	893
KBC Ancora	2,522	43
KBC Groep N.V.	22,030	665
Mobistar S.A.	4,169	300
Nationale A Portefeuille*	5,263	256
Solvay S.A., Class A	8,068	600
UCB S.A.	14,234	464
Umicore S.A.*	15,635	309

		7,983

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	77	418
A.P. Moller - Maersk A/S, Class B	158	846
Carlsberg A/S, Class B	8,903	292
Coloplast A/S, Class B	2,956	204
Danisco A/S	7,119	290
Danske Bank A/S	64,620	653
DSV A/S	23,425	255
FLSmidth & Co. A/S	6,610	230
Jyske Bank (Registered)*	7,001	165
Novo-Nordisk A/S, Class B	61,093	3,108
Novozymes A/S, Class B	6,345	505
Topdanmark A/S*	1,964	255
TrygVesta A/S	3,524	219
Vestas Wind Systems A/S*	25,413	1,510
William Demant Holding A/S*	3,076	128

		9,078

Finland - 1.3%
Elisa OYJ	19,679	341
Fortum OYJ	62,196	1,336
Kesko OYJ, Class B	8,459	212
Kone OYJ, Class B	22,468	492
Metso OYJ	15,979	193
Neste Oil OYJ	18,080	270
Nokia OYJ	519,513	8,053
Nokian Renkaat OYJ	13,417	150
OKO Bank PLC, Class A	11,177	155
Orion OYJ, Class B	9,541	161
Outokumpu OYJ	17,000	200
Rautaruukki OYJ	10,484	181
Sampo OYJ, Class A	58,248	1,088
Sanoma-WSOY OYJ	8,226	107
Stora Enso OYJ (Registered)	80,950	632
UPM-Kymmene OYJ	71,096	901
Wartsila OYJ, Class B	11,880	353

		14,825

France - 9.8%
Accor S.A.	26,454	1,302
ADP	4,178	283
Air France-KLM	20,154	259
Air Liquide	33,734	3,086
Alcatel-Lucent*	319,876	691
Alstom	29,463	1,740
Atos Origin S.A.	8,526	214
AXA S.A.	212,289	4,732
BNP Paribas	112,040	4,731
Bouygues S.A.	33,139	1,403
Bureau Veritas*	5,213	209
Cap Gemini S.A.	19,802	763
Carrefour S.A.	87,202	3,348
Casino Guichard Perrachon S.A.	5,246	399
Christian Dior S.A.	7,456	420
Cie de Saint-Gobain	39,753	1,875
Cie Generale d’Optique Essilor International S.A.	28,213	1,324
CNP Assurances	4,464	323
Compagnie Generale de Geophysique-Veritas*	16,790	251
Credit Agricole S.A.	122,480	1,393
Dassault Systemes S.A.	8,585	388
EDF S.A.	27,638	1,606
Eiffage S.A.	1,280	67
Eramet	619	120
Eurazeo	2,830	133
Eutelsat Communications	9,104	215
France Telecom S.A.	250,303	7,000
GDF Suez*	8,064	—
GDF Suez (VVPR)	149,911	7,424
Gecina S.A.	1,699	118
Groupe Danone	59,684	3,602
Hermes International	9,533	1,331
Icade*	2,196	183
Iliad S.A.	1,425	123
Imerys S.A.	2,766	126
JC Decaux S.A.	9,878	170

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
France - 9.8% continued
Klepierre	11,847	$290
Lafarge S.A.	17,365	1,056
Lagardere S.C.A.	16,434	667
Legrand S.A.	7,748	149
L’Oreal S.A.	33,305	2,894
LVMH Moet Hennessy Louis Vuitton S.A.	33,504	2,251
M6-Metropole Television*	4,527	88
Michelin Compagnie Generale des Establissements, Class B	19,804	1,038
Natixis	120,503	212
Neopost S.A.	4,355	394
PagesJaunes Groupe S.A.	13,903	137
Pernod-Ricard S.A.	22,693	1,683
Peugeot S.A.	20,179	344
PPR	10,364	677
Publicis Groupe	18,554	478
Renault S.A.	25,432	663
Safran S.A.	28,025	378
Sanofi-Aventis S.A.	143,698	9,126
Schneider Electric S.A.	30,452	2,274
SCOR SE	23,104	531
Societe BIC S.A.	3,018	173
Societe Des Autoroutes Paris-Rhin-Rhone	1,900	132
Societe Generale	65,005	3,292
Societe Television Francaise 1	18,220	266
Sodexo	13,053	722
Suez Environnement S.A.*	33,762	569
Technip S.A.	14,967	458
Thales S.A.	12,861	537
Total S.A., Class B	290,918	15,858
Unibail-Rodamco	11,274	1,679
Valeo S.A.	7,602	113
Vallourec S.A.	7,458	848
Veolia Environment	51,899	1,629
Vinci S.A.	57,316	2,413
Vivendi S.A.	160,300	5,218
Wendel	4,038	201
Zodiac S.A.	5,860	213

		111,003

Germany - 8.0%
Adidas A.G.	27,455	1,056
Allianz SE (Registered)	61,825	6,631
BASF SE	129,496	5,116
Bayer A.G.	104,499	6,138
Bayerische Motoren Werke A.G.	45,931	1,412
Beiersdorf A.G.	11,939	710
Celesio A.G.	12,470	341
Commerzbank A.G.	95,089	906
Daimler A.G. (Registered)	118,938	4,519
Deutsche Bank A.G. (Registered)	74,492	2,970
Deutsche Boerse A.G.	26,535	1,932
Deutsche Lufthansa A.G. (Registered)	32,608	516
Deutsche Post A.G. (Registered)	117,375	1,986
Deutsche Postbank A.G.	10,049	222
Deutsche Telekom A.G. (Registered)	387,525	5,887
E.ON A.G.	259,412	10,489
Fraport A.G. Frankfurt Airport Services Worldwide	5,497	240
Fresenius A.G.	2,237	113
Fresenius Medical Care A.G. & Co. KGaA	26,275	1,232
GEA Group A.G.	18,851	323
Hamburger Hafen*	1,260	42
Hannover Rueckversicherung A.G.	5,385	171
HeidelbergCement A.G.	3,555	158
Henkel AG & Co KGaA	17,354	460
Hochtief A.G.	5,694	289
Hypo Real Estate Holding A.G.	21,200	93
Infineon Technologies A.G.*	94,641	130
K+S A.G.	20,580	1,181
Linde A.G.	18,387	1,556
MAN A.G.	14,978	826
Merck KGaA	8,794	800
Metro A.G.	16,127	654
Muenchener Rueckversicherungs A.G. (Registered)	28,250	4,439
Puma A.G. Rudolf Dassler Sport A.G.	777	154
Q-Cells A.G.*	7,521	273
RWE A.G.	60,849	5,470
Salzgitter A.G.	5,474	432
SAP A.G.	119,526	4,283
Siemens A.G. (Registered)	118,592	8,882
Solarworld A.G.	10,072	219
ThyssenKrupp A.G.	50,160	1,356
TUI A.G.	28,809	329
United Internet A.G. (Registered)	12,129	109
Volkswagen A.G.	15,921	5,577
Wacker Chemie A.G.	1,147	122

		90,744

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Greece - 0.5%
Alpha Bank A.E.	51,282	$482
Coca Cola Hellenic Bottling Co. S.A.	23,665	345
EFG Eurobank Ergasias S.A.	38,641	307
Hellenic Petroleum S.A.	13,254	100
Hellenic Telecommunications
Organization S.A.	36,740	611
Marfin Investment Group S.A.*	74,270	301
National Bank of Greece S.A.	69,507	1,287
OPAP S.A.	30,810	886
Piraeus Bank S.A.	46,027	414
Public Power Corp. S.A.	13,160	211
Titan Cement Co. S.A.	7,537	146

		5,090

Hong Kong - 1.9%
ASM Pacific Technology Ltd.	20,000	66
Bank of East Asia Ltd.	193,200	408
BOC Hong Kong Holdings Ltd.	527,500	602
Cathay Pacific Airways Ltd.	188,000	212
Cheung Kong Holdings Ltd.	194,000	1,850
Cheung Kong Infrastructure Holdings Ltd.	45,000	170
CLP Holdings Ltd.	286,501	1,948
Esprit Holdings Ltd.*	140,000	798
Foxconn International Holdings Ltd.*	275,000	92
Genting International PLC*	184,984	58
Hang Lung Group Ltd.	133,000	406
Hang Lung Properties Ltd.	303,000	665
Hang Seng Bank Ltd.	106,100	1,401
Henderson Land Development Co. Ltd.	156,000	583
Hong Kong & China Gas Co. Ltd.	556,890	844
Hong Kong Electric Holdings Co. Ltd.	196,000	1,103
Hong Kong Exchanges and Clearing Ltd.	141,500	1,357
Hopewell Holdings Ltd.	87,000	288
Hutchison Telecommunications International Ltd.	183,000	49
Hutchison Whampoa Ltd.	291,000	1,468
Hysan Development Co. Ltd.	73,592	119
Kerry Properties Ltd.	90,199	243
Kingboard Chemicals Holdings Ltd.	77,000	139
Li & Fung Ltd.	328,800	567
Lifestyle International Holdings Ltd.	40,000	41
Link REIT (The)	277,500	461
Mongolia Energy Co. Ltd.	447,000	139
MTR Corp.	184,578	430
New World Development Ltd.	324,139	331
Noble Group Ltd.	146,400	105
NWS Holdings Ltd.	63,000	94
Orient Overseas International Ltd.	15,700	35
Pacific Basin Shipping Ltd.	287,000	132
PCCW Ltd.	654,000	314
Shangri-La Asia Ltd.	168,000	194
Sino Land Co.	262,038	274
Sun Hung Kai Properties Ltd.	193,000	1,623
Swire Pacific Ltd., Class A	118,500	822
Television Broadcasts Ltd.	32,000	105
Wharf Holdings Ltd.	191,000	528
Wheelock & Co. Ltd.	24,000	53
Wing Hang Bank Ltd.	24,000	139
Yue Yuen Industrial Holdings	90,000	178

		21,434

Ireland - 0.4%
Allied Irish Banks PLC	119,303	290
Anglo Irish Bank Corp. PLC (Dublin Exchange)	93,434	23
Bank of Ireland - Dublin	122,378	144
CRH PLC - Dublin	73,212	1,848
Elan Corp. PLC*	65,413	385
Experian Group Ltd.	145,228	909
Kerry Group PLC, Class A	19,145	349
Ryanair Holdings PLC ADR*	5,370	156

		4,104

Italy - 3.4%
A2A S.p.A.	147,050	263
Alleanza Assicurazioni S.p.A.	57,949	472
Assicurazioni Generali S.p.A.	145,309	3,983
Atlantia S.p.A.	36,919	679
Autogrill S.p.A.	13,187	100
Banca Carige S.p.A.	35,081	84
Banca Monte dei Paschi di Siena S.p.A.	345,104	744
Banca Popolare di Milano Scrl	53,786	318
Banco Popolare Scarl	92,031	645
Bulgari S.p.A.	15,522	97
Enel S.p.A.	589,464	3,769
ENI S.p.A.	355,805	8,430
Fiat S.p.A.	98,412	642
Finmeccanica S.p.A.	56,236	861
Fondiaria-Sai S.p.A.	9,219	167
IFIL - Investments S.p.A.	29,986	77
Intesa Sanpaolo S.p.A.	1,048,613	3,777

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Italy - 3.4% continued
Intesa Sanpaolo S.p.A. (RNC)	137,603	$352
Italcementi S.p.A.	10,646	135
Italcementi S.p.A. (RNC)	7,579	52
Lottomatica S.p.A.	7,639	189
Luxottica Group S.p.A.	19,390	347
Mediaset S.p.A.	111,265	635
Mediobanca S.p.A.	67,907	690
Mediolanum S.p.A.	26,828	114
Parmalat S.p.A.	230,107	377
Pirelli & C. S.p.A.	427,339	158
Prysmian S.p.A.	12,599	198
Saipem S.p.A.	37,388	628
Saras S.p.A.	8,895	30
Snam Rete Gas S.p.A.	113,599	627
Telecom Italia S.p.A.	1,376,762	2,239
Telecom Italia S.p.A. (RNC)	842,431	940
Terna S.p.A.	172,446	565
UniCredit S.p.A. (Milan Exchange)	1,546,105	3,849
Unione di Banche Italiane SCPA	85,006	1,230
Unipol Gruppo Finanziario S.p.A.	23,917	37

		38,500

Japan - 24.1%
77 Bank (The) Ltd.	38,000	206
ABC-Mart, Inc.	1,400	51
Acom Co. Ltd.	6,860	288
Advantest Corp.	21,700	351
Aeon Co. Ltd.	88,200	884
Aeon Credit Service Co. Ltd.	9,100	96
Aeon Mall Co. Ltd.	2,200	42
Aioi Insurance Co. Ltd.	67,000	349
Aisin Seiki Co. Ltd.	27,700	393
Ajinomoto Co., Inc.	93,000	1,013
Alfresa Holdings Corp.	3,100	148
All Nippon Airways Co. Ltd.	94,000	372
Alps Electric Co. Ltd.*	18,600	91
Amada Co. Ltd.	45,000	218
Asahi Breweries Ltd.	54,200	933
Asahi Glass Co. Ltd.	138,000	784
Asahi Kasei Corp.	163,000	717
Asics Corp.	23,000	185
Astellas Pharma, Inc.	65,900	2,682
Bank of Kyoto (The) Ltd.	43,000	482
Bank of Yokohama (The) Ltd.	168,000	994
Benesse Corp.	10,400	455
Bridgestone Corp.	83,600	1,256
Brother Industries Ltd.	28,000	167
Canon Marketing Japan, Inc.	9,700	157
Canon, Inc.	146,100	4,587
Casio Computer Co. Ltd.	30,100	189
Central Japan Railway Co.	214	1,850
Chiba Bank (The) Ltd.	108,000	675
Chubu Electric Power Co., Inc.	91,000	2,766
Chugai Pharmaceutical Co. Ltd.	31,655	613
Chugoku Bank (The) Ltd.	23,000	354
Chugoku Electric Power Co., Inc. (The)	38,900	1,025
Chuo Mitsui Trust Holdings, Inc.	139,000	679
Citizen Holdings Co. Ltd.	42,500	154
Coca-Cola West Holdings Co. Ltd.	6,200	134
Cosmo Oil Co. Ltd.	82,000	253
Credit Saison Co. Ltd.	24,000	331
Dai Nippon Printing Co. Ltd.	84,000	926
Daicel Chemical Industries Ltd.*	38,000	180
Daido Steel Co. Ltd.	38,000	115
Daihatsu Motor Co. Ltd.	19,000	170
Daiichi Sankyo Co. Ltd.	95,200	2,263
Daikin Industries Ltd.	37,100	979
Daito Trust Construction Co. Ltd.	11,100	581
Daiwa House Industry Co. Ltd.	72,000	705
Daiwa Securities Group, Inc.	186,000	1,109
Denki Kagaku Kogyo K.K.	66,000	161
Denso Corp.	67,700	1,126
Dentsu, Inc.	271	558
DIC Corp.	85,000	178
Dowa Mining Co. Ltd.	38,000	140
East Japan Railway Co.	466	3,640
Eisai Co. Ltd.	34,600	1,434
Electric Power Development Co.	17,000	668
Elpida Memory, Inc.*	15,300	94
FamilyMart Co. Ltd.	7,400	322
Fanuc Ltd.	26,200	1,864
Fast Retailing Co. Ltd.	6,600	962
Fuji Electric Holdings Co. Ltd.	74,000	111
Fuji Heavy Industries Ltd.	70,000	190
Fuji Media Holdings, Inc.	64	92
FUJIFILM Holdings Corp.	66,900	1,473
Fujitsu Ltd.	259,000	1,252
Fukuoka Financial Group, Inc.	110,000	479
Furukawa Electric (The) Co. Ltd.	91,000	443

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Japan - 24.1% continued
Gunma Bank (The) Ltd.	58,000	$370
Hachijuni Bank (The) Ltd.	61,523	354
Hakuhodo DY Holdings, Inc.	3,410	186
Hankyu Hanshin Holdings, Inc.	169,800	977
Haseko Corp.	152,000	162
Hikari Tsushin, Inc.	2,200	42
Hino Motors Ltd.	25,000	51
Hirose Electric Co. Ltd.	4,600	465
Hiroshima Bank (The) Ltd.	72,000	316
Hisamitsu Pharmaceutical Co., Inc.	9,100	372
Hitachi Chemical Co. Ltd.	13,700	142
Hitachi Construction Machinery Co. Ltd.*	13,400	158
Hitachi High-Technologies Corp.*	8,000	128
Hitachi Ltd.	459,000	1,780
Hitachi Metals Ltd.	20,000	94
Hokkaido Electric Power Co., Inc.	25,800	653
Hokuhoku Financial Group, Inc.	163,000	386
Hokuriku Electric Power Co.	23,300	660
Honda Motor Co. Ltd.	225,900	4,900
Hoya Corp.	57,900	1,006
Ibiden Co. Ltd.	19,800	408
Idemitsu Kosan Co. Ltd.	3,000	192
IHI Corp.	165,000	210
Inpex Holdings, Inc.	113	893
Isetan Mitsukoshi Holdings Ltd.*	46,800	403
Isuzu Motors Ltd.	159,000	204
Ito En Ltd.	7,600	112
Itochu Corp.	211,000	1,059
Itochu Techno-Solutions Corp.	3,700	90
Iyo Bank (The) Ltd.	34,000	422
J Front Retailing Co. Ltd.*	73,200	302
Jafco Co. Ltd.	3,600	92
Japan Airlines Corp.*	109,000	258
Japan Petroleum Exploration Co.	2,000	88
Japan Prime Realty Investment Corp.	82	196
Japan Real Estate Investment Corp.	60	539
Japan Retail Fund Investment Corp.	49	212
Japan Steel Works Ltd.	49,000	684
Japan Tobacco, Inc.	613	2,030
JFE Holdings, Inc.	71,300	1,886
JGC Corp.	30,000	451
Joyo Bank (The) Ltd.	97,000	553
JS Group Corp.	36,600	567
JSR Corp.	26,800	302
JTEKT Corp.	24,200	187
Jupiter Telecommunications Co. Ltd.	358	373
Kajima Corp.	122,000	427
Kamigumi Co. Ltd.	34,000	305
Kaneka Corp.	37,000	236
Kansai Electric Power Co., Inc.	104,900	3,040
Kansai Paint Co. Ltd.	27,000	138
Kao Corp.	72,000	2,181
Kawasaki Heavy Industries Ltd.	210,000	426
Kawasaki Kisen Kaisha Ltd.	83,000	387
KDDI Corp.	401	2,857
Keihin Electric Express Railway Co. Ltd.	60,000	530
Keio Corp.	83,000	498
Keisei Electric Railway Co. Ltd.	29,000	181
Keyence Corp.	5,200	1,065
Kikkoman Corp.	24,000	283
Kinden Corp.	10,000	90
Kintetsu Corp.*	227,000	1,043
Kirin Holdings Co. Ltd.	108,000	1,424
Kobe Steel Ltd.*	371,000	683
Komatsu Ltd.	123,200	1,561
Konami Corp.	12,500	322
Konica Minolta Holdings, Inc.	66,500	515
Kubota Corp.	153,000	1,100
Kuraray Co. Ltd.	48,500	378
Kurita Water Industries Ltd.	16,300	439
Kyocera Corp.	22,500	1,623
Kyowa Hakko Kogyo Co. Ltd.	37,000	386
Kyushu Electric Power Co., Inc.	52,600	1,399
Lawson, Inc.	9,800	565
Leopalace21 Corp.	16,700	169
Mabuchi Motor Co. Ltd.	2,200	91
Makita Corp.	17,800	397
Marubeni Corp.	225,000	858
Marui Group Co. Ltd.	39,200	228
Maruichi Steel Tube Ltd.	3,800	106
Mazda Motor Corp.	111,000	188
Mediceo Paltac Holdings Co. Ltd.*	18,200	219
Meiji Dairies Corp.	36,000	193
Millea Holdings, Inc.	93,100	2,729
Minebea Co. Ltd.	49,000	168
Mitsubishi Chemical Holdings Corp.	175,000	772
Mitsubishi Corp.	184,700	2,593
Mitsubishi Electric Corp.	265,000	1,659

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Japan - 24.1% continued
Mitsubishi Estate Co. Ltd.	160,000	$2,639
Mitsubishi Gas Chemical Co., Inc.	49,000	200
Mitsubishi Heavy Industries Ltd.	437,000	1,950
Mitsubishi Logistics Corp.	6,000	76
Mitsubishi Materials Corp.	164,000	414
Mitsubishi Motors Corp.*	491,000	674
Mitsubishi Rayon Co. Ltd.	66,000	199
Mitsubishi Tanabe Pharma Corp.	32,000	484
Mitsubishi UFJ Financial Group, Inc.	1,408,765	8,743
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,990	228
Mitsui & Co. Ltd.	236,000	2,415
Mitsui Chemicals, Inc.	93,000	344
Mitsui Engineering & Shipbuilding Co. Ltd.	101,000	170
Mitsui Fudosan Co. Ltd.	115,000	1,911
Mitsui Mining & Smelting Co. Ltd.	70,000	148
Mitsui O.S.K. Lines Ltd.	156,000	958
Mitsui Sumitomo Insurance Group
Holdings, Inc.	52,000	1,659
Mitsumi Electric Co. Ltd.	9,500	168
Mizuho Financial Group, Inc.	1,331	3,962
Mizuho Trust & Banking Co. Ltd.	177,000	224
Murata Manufacturing Co. Ltd.	29,900	1,172
Namco Bandai Holdings, Inc.	25,100	275
NEC Corp.	263,000	883
NEC Electronics Corp.*	2,800	26
NGK Insulators Ltd.	34,000	383
NGK Spark Plug Co. Ltd.	21,000	168
NHK Spring Co. Ltd.	17,000	62
Nidec Corp.	14,900	580
Nikon Corp.	48,000	575
Nintendo Co. Ltd.	13,600	5,226
Nippon Building Fund, Inc.	72	790
Nippon Electric Glass Co. Ltd.	44,500	234
Nippon Express Co. Ltd.	113,000	476
Nippon Meat Packers, Inc.	26,000	393
Nippon Mining Holdings, Inc.	126,000	542
Nippon Oil Corp.	180,000	907
Nippon Paper Group, Inc.	129	527
Nippon Sheet Glass Co. Ltd.	76,000	250
Nippon Steel Corp.	695,000	2,283
Nippon Telegraph & Telephone Corp.	707	3,800
Nippon Yusen Kabushiki Kaisha	151,000	931
Nipponkoa Insurance Co. Ltd.	90,000	700
Nishi-Nippon City Bank (The) Ltd.	101,000	293
Nissan Chemical Industries Ltd.	18,000	174
Nissan Motor Co. Ltd.	314,800	1,140
Nisshin Seifun Group, Inc.	25,500	335
Nisshin Steel Co. Ltd.	96,000	198
Nisshinbo Industries, Inc.	17,000	129
Nissin Food Products Co. Ltd.	11,300	396
Nitori Co. Ltd.	5,800	450
Nitto Denko Corp.	23,700	455
NOK Corp.	16,800	119
Nomura Holdings, Inc.	241,400	1,991
Nomura Real Estate Holdings, Inc.	7,000	140
Nomura Real Estate Office Fund, Inc.	33	216
Nomura Research Institute Ltd.	15,400	292
NSK Ltd.	55,000	207
NTN Corp.	53,000	160
NTT Data Corp.	173	695
NTT DoCoMo, Inc.	2,151	4,241
NTT Urban Development Corp.	155	167
Obayashi Corp.	87,000	519
Obic Co. Ltd.	970	159
Odakyu Electric Railway Co. Ltd.	88,000	773
OJI Paper Co. Ltd.	117,000	688
Olympus Corp.	32,000	643
Omron Corp.	29,500	396
Ono Pharmaceutical Co. Ltd.	13,500	702
Onward Holdings Co. Ltd.	16,000	127
Oracle Corp. Japan	5,100	221
Oriental Land Co. Ltd.	7,300	600
ORIX Corp.	12,560	714
Osaka Gas Co. Ltd.	262,000	1,210
OSAKA Titanium Technologies Co.	2,100	53
Otsuka Corp.	2,300	104
Panasonic Corp.	253,000	3,171
Panasonic Electric Works Ltd.*	54,000	480
Promise Co. Ltd.	9,100	231
Rakuten, Inc.*	923	588
Resona Holdings, Inc.	715	1,134
Ricoh Co. Ltd.*	94,000	1,197
Rohm Co. Ltd.	13,900	702
Sankyo Co. Ltd.	7,700	389
Santen Pharmaceutical Co. Ltd.	11,000	331
Sanyo Electric Co. Ltd.*	236,000	442
Sapporo Hokuyo Holdings, Inc.	42	170
Sapporo Holdings Ltd.	33,000	208
SBI Holdings, Inc.	2,365	366

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Japan - 24.1% continued
Secom Co. Ltd.	28,800	$1,484
Sega Sammy Holdings, Inc.	22,100	256
Seiko Epson Corp.	17,000	271
Sekisui Chemical Co. Ltd.	54,000	337
Sekisui House Ltd.	62,000	543
Seven & I Holdings Co. Ltd.	111,800	3,831
Sharp Corp.	140,000	1,004
Shikoku Electric Power Co., Inc.*	24,000	810
Shimadzu Corp.	29,000	184
Shimamura Co. Ltd.	3,200	248
Shimano, Inc.	9,100	365
Shimizu Corp.	85,000	496
Shin-Etsu Chemical Co. Ltd.	55,900	2,564
Shinko Electric Industries	6,900	56
Shinko Securities Co. Ltd.	78,000	171
Shinsei Bank Ltd.	221,000	349
Shionogi & Co. Ltd.	41,000	1,053
Shiseido Co. Ltd.	46,000	942
Shizuoka Bank (The) Ltd.	85,000	985
Showa Denko K.K.	145,000	210
Showa Shell Sekiyu K.K.	22,700	224
SMC Corp. of Japan	8,000	819
Softbank Corp.	100,200	1,815
Sojitz Corp.	152,400	256
Sompo Japan Insurance, Inc.	115,000	842
Sony Corp.	137,900	2,998
Sony Financial Holdings, Inc.*	125	480
Square Enix Co. Ltd.	7,700	249
Stanley Electric Co. Ltd.	18,900	200
Sumco Corp.	15,800	202
Sumitomo Chemical Co. Ltd.	219,000	748
Sumitomo Corp.	154,500	1,362
Sumitomo Electric Industries Ltd.*	105,200	809
Sumitomo Heavy Industries Ltd.	72,000	287
Sumitomo Metal Industries Ltd.	528,000	1,301
Sumitomo Metal Mining Co. Ltd.	76,000	808
Sumitomo Mitsui Financial Group, Inc.	919	3,982
Sumitomo Realty & Development Co. Ltd.	52,000	775
Sumitomo Rubber Industries, Inc.	24,700	215
Sumitomo Trust & Banking (The) Co. Ltd.	194,000	1,148
Suruga Bank (The) Ltd.	33,000	327
Suzuken Co. Ltd.	9,400	283
Suzuki Motor Corp.	50,000	691
T&D Holdings, Inc.	27,600	1,158
Taiheiyo Cement Corp.	113,000	218
Taisei Corp.	115,000	317
Taisho Pharmaceutical Co. Ltd.	19,000	404
Taiyo Nippon Sanso Corp.	35,000	270
Takashimaya Co. Ltd.	43,000	326
Takeda Pharmaceutical Co. Ltd.	111,500	5,785
Takefuji Corp.	14,570	119
TDK Corp.	17,400	639
Teijin Ltd.	130,000	368
Terumo Corp.	23,500	1,101
THK Co. Ltd.	14,700	154
Tobu Railway Co. Ltd.	114,000	679
Toho Co. Ltd. of Tokyo	14,800	318
Toho Gas Co. Ltd.	60,000	396
Tohoku Electric Power Co., Inc.	58,500	1,584
Tokuyama Corp.	26,000	220
Tokyo Broadcasting System, Inc.	2,000	30
Tokyo Electric Power Co., Inc.	166,500	5,560
Tokyo Electron Ltd.	23,500	825
Tokyo Gas Co. Ltd.	316,000	1,602
Tokyo Steel Manufacturing Co. Ltd.	13,700	144
Tokyo Tatemono Co. Ltd.	42,000	192
Tokyu Corp.	156,000	785
Tokyu Land Corp.	56,000	213
TonenGeneral Sekiyu K.K.	41,000	410
Toppan Printing Co. Ltd.	69,000	531
Toray Industries, Inc.	187,000	952
Toshiba Corp.	421,000	1,734
Tosoh Corp.	67,000	164
Toto Ltd.	37,000	232
Toyo Seikan Kaisha Ltd.	23,500	405
Toyo Suisan Kaisha Ltd.	13,000	374
Toyoda Gosei Co. Ltd.	9,100	107
Toyota Boshoku Corp.	9,500	77
Toyota Industries Corp.	25,400	544
Toyota Motor Corp.	376,200	12,316
Toyota Tsusho Corp.	26,000	278
Trend Micro, Inc.*	15,000	524
Tsumura & Co.	8,000	297
Ube Industries Ltd. of Japan	132,000	371
Uni-Charm Corp.	5,400	408
UNY Co. Ltd.	24,000	264
Ushio, Inc.	14,400	190
USS Co. Ltd.	3,620	192

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Japan - 24.1% continued
West Japan Railway Co.	237	$1,079
Yahoo! Japan Corp.	2,064	845
Yakult Honsha Co. Ltd.	14,300	306
Yamada Denki Co. Ltd.	11,860	824
Yamaguchi Financial Group, Inc.	30,000	337
Yamaha Corp.	21,100	196
Yamaha Motor Co. Ltd.	25,400	267
Yamato Holdings Co. Ltd.	53,000	691
Yamato Kogyo Co. Ltd.	5,100	138
Yamazaki Baking Co. Ltd.	7,000	108
Yaskawa Electric Corp.	24,000	97
Yokogawa Electric Corp.	26,800	176

		272,192

Luxembourg - 0.4%
ArcelorMittal	118,395	2,854
SES S.A. FDR	40,160	773
Tenaris S.A.	68,500	708

		4,335

Netherlands - 4.3%
Aegon N.V.	192,048	1,225
Akzo Nobel N.V.	31,990	1,319
ASML Holding N.V.*	60,188	1,074
Boskalis Westminster	6,366	148
Corio N.V.	5,331	244
European Aeronautic Defence & Space Co. N.V.	45,000	760
Fugro N.V. - CVA	8,145	234
Heineken Holding N.V.	13,541	388
Heineken N.V.	34,176	1,050
ING Groep N.V. - CVA	271,384	2,837
James Hardie Industries N.V.	52,064	170
Koninklijke Ahold N.V.	162,586	1,998
Koninklijke DSM N.V.	17,511	449
Koninklijke KPN N.V.	247,092	3,583
Koninklijke Philips Electronics N.V.	138,911	2,701
Randstad Holdings N.V.	12,682	257
Reed Elsevier N.V.	86,641	1,021
Royal Dutch Shell PLC, Class A (London Exchange)	481,867	12,594
Royal Dutch Shell PLC, Class B (London Exchange)	368,761	9,279
SBM Offshore N.V.	17,303	227
SNS Reaal	15,057	83
TNT N.V.	51,199	983
Unilever N.V. (CVA)	222,726	5,396
Wolters Kluwer N.V.	35,668	674

		48,694

New Zealand - 0.1%
Auckland International Airport Ltd.	125,106	119
Contact Energy Ltd.	39,375	169
Fletcher Building Ltd.	69,080	233
Sky City Entertainment Group Ltd.	51,077	93
Telecom Corp. of New Zealand Ltd.	256,878	343

		957

Norway - 0.6%
Aker Solutions ASA	21,150	140
DnB NOR ASA	104,400	417
Frontline Ltd.	6,000	175
Norsk Hydro ASA	84,000	339
Orkla ASA	115,650	769
Renewable Energy Corp. A/S*	18,150	171
SeaDrill Ltd.	39,000	318
StatoilHydro ASA	174,702	2,877
Telenor ASA	118,300	792
Yara International ASA	27,150	593

		6,591

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)*	327,664	375
Banco Espirito Santo S.A. (Registered)	31,337	294
Brisa-Auto Estradas de Portugal S.A.	43,609	326
Cimpor Cimentos de Portugal S.A.	28,428	138
Energias de Portugal S.A.	250,187	943
Galp Energia SGPS S.A., Class B	27,381	276
Jeronimo Martins SGPS S.A.	25,765	143
Portugal Telecom, SGPS, S.A. (Registered)	86,458	734
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.*	20,986	109

		3,338

Singapore - 1.0%
Ascendas Real Estate Investment Trust	135,200	131
CapitaLand Ltd.	235,000	516
CapitaMall Trust	164,000	183
City Developments Ltd.	77,000	344
ComfortDelgro Corp. Ltd.	272,000	275
Cosco Corp. Singapore Ltd.	121,000	81
DBS Group Holdings Ltd.	162,000	961

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Singapore - 1.0% continued
Fraser and Neave Ltd.	129,563	$267
Golden Agri*	654,000	109
Jardine Cycle & Carriage Ltd.	10,576	70
Keppel Corp. Ltd.	177,000	536
Neptune Orient Lines Ltd.	53,000	42
Olam International Ltd.	110,381	89
Oversea-Chinese Banking Corp.	340,400	1,186
Parkway Holdings Ltd.	102,740	89
SembCorp Industries Ltd.	134,600	219
SembCorp Marine Ltd.	113,400	134
Singapore Airlines Ltd.	74,067	581
Singapore Exchange Ltd.	128,000	459
Singapore Press Holdings Ltd.	213,000	461
Singapore Technologies Engineering Ltd.	214,000	354
Singapore Telecommunications Ltd.	1,113,600	1,983
United Overseas Bank Ltd.	167,000	1,507
UOL Group Ltd.	66,700	104
Wilmar International Ltd.	82,000	160

		10,841

Spain - 4.4%
Abertis Infraestructuras S.A.	37,709	671
Acciona S.A.	4,281	541
Acerinox S.A.	20,688	332
ACS Actividades de Construccion y
Servicios S.A.	25,303	1,163
Banco Bilbao Vizcaya Argentaria S.A.	488,540	5,994
Banco de Sabadell SA	127,118	865
Banco de Valencia S.A.	7,769	82
Banco Popular Espanol S.A.	109,214	948
Banco Santander S.A.	1,093,413	10,552
Bankinter S.A.*	39,141	352
Cintra Concesiones de Infraestructuras de
Transporte S.A.	30,834	232
Corp. Mapfre S.A.	77,207	262
Criteria Caixacorp S.A.	109,524	431
EDP Renovaveis S.A.*	28,401	199
Enagas	22,059	484
Fomento de Construcciones y
Contratas S.A.	5,026	165
Gamesa Corp. Tecnologica S.A.	27,087	491
Gas Natural SDG S.A.	16,107	439
Gestevision Telecinco S.A.	12,913	138
Grifols S.A.	14,259	248
Grupo Ferrovial S.A.	8,153	225
Iberdrola Renovables S.A.*	106,667	461
Iberdrola S.A.	476,673	4,425
Iberia (Lineas Aereas de Espana)	39,853	112
Inditex S.A.	30,537	1,350
Indra Sistemas S.A.	14,005	318
Red Electrica Corp. S.A.	15,033	761
Repsol YPF S.A.	101,951	2,171
Sacyr Vallehermoso S.A.	11,978	108
Telefonica S.A.	578,337	12,962
Union Fenosa S.A.	51,176	1,265
Zardoya Otis S.A.	16,173	288

		49,035

Sweden - 1.9%
Alfa Laval AB*	49,000	425
Assa Abloy AB, Class B	43,900	498
Atlas Copco AB, Class A	93,100	801
Atlas Copco AB, Class B	47,700	367
Electrolux AB, Class B	31,600	272
Getinge AB*	2,404	28
Getinge AB, Class B	25,337	304
Hennes & Mauritz AB, Class B	70,100	2,739
Holmen AB, Class B	7,000	173
Husqvarna AB, Class B	34,900	185
Investor AB	63,386	954
Lundin Petroleum AB*	26,400	140
Millicom International Cellular S.A.	9,000	416
Modern Times Group AB, Class B*	6,600	143
Nordea Bank AB	285,900	2,013
Sandvik AB	139,927	889
Scania AB, Class B	46,500	465
Securitas AB, Class B	41,844	344
Skandinaviska Enskilda Banken AB, Class A	60,771	488
Skanska AB, Class B	53,100	529
SKF AB, Class B	53,500	533
Ssab Svenskt Stal AB, Class A	21,675	191
Ssab Svenskt Stal AB, Class B	10,312	85
Svenska Cellulosa AB, Class B	76,700	656
Svenska Handelsbanken AB, Class A	61,686	1,004
Swedbank AB	44,100	253
Swedish Match AB	34,800	498
Tele2 AB, Class B	37,300	332
Telefonaktiebolaget LM Ericsson, Class B	406,207	3,116
TeliaSonera AB	306,955	1,528
Volvo AB, Class A	53,700	302

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Sweden - 1.9% continued
Volvo AB, Class B	148,000	$818

		21,489

Switzerland - 8.0%
ABB Ltd. (Registered)*	301,784	4,549
Actelion Ltd. (Registered)*	13,229	745
Adecco S.A. (Registered)	16,958	576
Aryzta AG*	6,781	220
Aryzta AG - Dublin*	4,329	139
Baloise Holding A.G.	7,096	533
BKW FMB Energie A.G.	1,788	174
Compagnie Financiere Richemont S.A., Class A	72,763	1,411
Credit Suisse Group (Registered)	146,688	4,021
EFG International (Registered)	5,607	100
Geberit A.G. (Registered)	5,403	582
Givaudan S.A. (Registered)	896	706
Holcim Ltd. (Registered)	27,306	1,572
Julius Baer Holding A.G. (Registered)	29,426	1,132
Kuehne & Nagel International A.G. (Registered)	7,828	508
Lindt & Spruengli A.G.	76	141
Lindt & Spruengli A.G. (Registered)	16	341
Logitech International S.A. (Registered)*	20,813	325
Lonza Group A.G. (Registered)	6,081	562
Nestle S.A. (Registered)	522,107	20,578
Nobel Biocare Holdings A.G.	15,927	326
Novartis A.G. (Registered)	324,472	16,257
OC Oerlikon Corp. A.G. (Registered)*	790	52
Pargesa Holding S.A.	2,383	159
Roche Holding A.G. (Genusschein)	95,837	14,753
Schindler Holding A.G.	6,050	277
SGS S.A. (Registered)	657	688
Sonova Holding A.G. (Registered)	6,842	413
STMicroelectronics N.V.	94,261	631
Straumann Holding A.G. (Registered)	697	123
Sulzer A.G. (Registered)*	3,800	219
Swatch Group A.G. (Bearer)	4,257	595
Swatch Group A.G. (Registered)	4,910	134
Swiss Life Holding (Registered)*	4,420	307
Swiss Reinsurance (Registered)	45,680	2,219
Swisscom A.G. (Registered)	3,274	1,057
Syngenta A.G. (Registered)	13,225	2,562
UBS A.G. (Registered)*	401,717	5,826
Xstrata PLC (London Exchange)	84,514	788
Zurich Financial Services A.G. (Registered)	19,500	4,233

		90,534

United Kingdom - 16.6%
3i Group PLC	56,357	222
Admiral Group PLC	23,187	306
Amec PLC	40,500	289
Anglo American PLC	182,240	4,162
Antofagasta PLC	48,935	302
Associated British Foods PLC	45,054	475
AstraZeneca PLC	196,989	7,981
Aviva PLC	364,966	2,066
BAE Systems PLC	485,485	2,646
Balfour Beatty PLC	57,098	272
Barclays PLC	1,098,491	2,476
Berkeley Group Holdings PLC*	10,745	136
BG Group PLC	453,982	6,302
BHP Billiton PLC	304,309	5,731
BP PLC	2,570,903	19,696
British Airways PLC	82,589	215
British American Tobacco PLC	254,670	6,616
British Energy Group PLC*	134,772	1,494
British Land Co. PLC	69,305	555
British Sky Broadcasting Group PLC	161,570	1,124
BT Group PLC	1,043,107	2,049
Bunzl PLC	40,578	346
Burberry Group PLC	52,395	168
Cable & Wireless PLC	332,213	751
Cadbury PLC	180,274	1,578
Cairn Energy PLC*	16,761	490
Capita Group PLC	85,733	913
Carnival PLC	23,142	504
Carphone Warehouse Group PLC	49,180	64
Centrica PLC	712,788	2,739
Cobham PLC	145,666	433
Compass Group PLC	253,580	1,258
Daily Mail & General Trust, Class A	33,322	130
Diageo PLC	351,032	4,882
Drax Group PLC	43,017	349
Eurasian Natural Resources	40,647	195
FirstGroup PLC	65,869	412
Friends Provident PLC	287,912	361
G4S PLC	160,579	477
GKN PLC	83,765	119
GlaxoSmithKline PLC	715,511	13,281

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
United Kingdom - 16.6% continued
Hammerson PLC	40,540	$314
Hays PLC	174,773	176
HBOS PLC	709,678	720
HBOS PLC - Subscription Shares*	982,123	—
Home Retail Group PLC	117,916	362
HSBC Holdings PLC	1,644,928	15,742
ICAP PLC	70,876	296
IMI PLC	39,225	154
Imperial Tobacco Group PLC	137,433	3,671
Intercontinental Hotels Group PLC	32,102	261
International Power PLC	213,236	740
Invensys PLC*	98,359	248
Investec PLC	47,129	196
ITV PLC	397,361	228
Johnson Matthey PLC	28,294	449
Kazakhmys PLC	25,697	86
Kingfisher PLC	325,824	637
Ladbrokes PLC	74,996	201
Land Securities Group PLC	63,039	840
Legal & General Group PLC	879,938	981
Liberty International PLC	30,561	212
Lloyds TSB Group PLC	795,615	1,456
Lloyds TSB Group PLC - Subscription Shares*	345,853	—
LogicaCMG PLC	175,231	175
London Stock Exchange Group PLC	18,571	138
Lonmin PLC	19,135	253
Man Group PLC	236,715	817
Marks & Spencer Group PLC	215,946	672
Meggitt PLC	80,662	187
National Express Group PLC	15,984	114
National Grid PLC	330,985	3,271
Next PLC	24,644	386
Old Mutual PLC	647,348	517
Pearson PLC	111,577	1,035
Prudential PLC	331,669	2,019
Reckitt Benckiser Group PLC	82,665	3,079
Reed Elsevier PLC	157,880	1,151
Rexam PLC	83,348	426
Rio Tinto PLC	134,869	2,922
Rolls-Royce Group PLC*	259,123	1,269
Royal Bank of Scotland Group PLC	2,374,228	1,716
RSA Insurance Group PLC	436,323	872
SABMiller PLC	121,790	2,050
Sage Group PLC	172,160	423
Sainsbury (J.) PLC	133,987	637
Schroders PLC	14,039	175
Scottish & Southern Energy PLC	120,399	2,120
Segro PLC	52,156	187
Serco Group PLC	61,075	397
Severn Trent PLC	29,992	519
Shire Ltd.	73,872	1,080
Smith & Nephew PLC	120,950	767
Smiths Group PLC	54,453	701
Stagecoach Group PLC	60,486	123
Standard Chartered PLC	262,021	3,349
Standard Life PLC	288,211	845
Tate & Lyle PLC	57,397	333
Tesco PLC	1,076,302	5,607
Thomas Cook Group PLC	57,790	148
Thomson Reuters PLC	22,826	505
Tomkins PLC	100,984	181
TUI Travel PLC*	65,490	221
Tullow Oil PLC	96,162	920
Unilever PLC	173,675	3,946
United Business Media Ltd.	30,013	221
United Utilities Group PLC	90,346	817
Vedanta Resources PLC	18,129	161
Vodafone Group PLC	7,214,094	14,521
Whitbread PLC	25,043	331
WM Morrison Supermarkets PLC	328,784	1,333
Wolseley PLC	94,648	528
WPP PLC	147,768	861

		187,561

United States - 0.1%
Synthes, Inc.*	8,091	1,023

Total Common Stocks (Cost $1,392,034) (1)		1,065,424

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayer Motoren Werknon VTG	2,403	47
Fresenius SE	11,031	646
Henkel AG & Co KGaA	24,854	797
Porsche Automobil Holding S.E.*	12,312	959
RWE A.G.	4,062	307
Volkswagen A.G.	14,382	768

		3,524

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.3% continued
Italy - 0.0%
Unipol S.p.A.	140,728	$153

Total Preferred Stocks (Cost $4,481) (1)		3,677

RIGHTS - 0.0%
Netherlands - 0.0%
Fortis*	274,692	—

Singapore - 0.0%
DBS Group Holdings Ltd.*	81,000	169

Sweden - 0.0%
Getinge AB*	1	—

Total Rights (Cost $ — )		169

	NUMBER OF WARRANTS
WARRANTS - 0.0%
Japan - 0.0%
Dowa Mining Exp. 1/29/10, Strike 1.00 Yen (2)	30,000	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 3.7%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$42,029	42,029

Total Short-Term Investments (Cost $42,029)		42,029

Total Investments - 98.5% (Cost $1,438,544)		1,111,299
Other Assets less Liabilities - 1.5%		16,749

NET ASSETS - 100.0%		$1,128,048

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
DJ Euro Stoxx 50 Euro	849	$28,911	Long	3/09	$228
FTSE 100 Index (British Pound)	182	11,486	Long	3/09	399
Hong Seng Index (Hong Kong Dollar)	21	1,952	Long	3/09	59
SPI 200 (Australian Dollor)	58	3,786	Long	3/09	149
TOPIX Index (Japanese Yen)	167	15,883	Long	3/09	802

Total					$1,637

At December 31, 2008, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.7%
Japanese Yen	24.3
British Pound	23.8
Swiss Franc	5.4
Australian Dollar	5.8
All other currencies less than 5%	13.0

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	DECEMBER 31, 2008 (UNAUDITED)

At December 31, 2008, the industry sectors (unaudited) for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Consumer Discretionary	9.6%
Consumer Staples	10.3
Energy	8.6
Financials	22.3
Health Care	9.8
Industrials	11.5
Information Technology	5.2
Materials	7.9
Telecommunication Services	7.0
Utilities	7.8

Total	100%

At December 31, 2008, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	1,772	U.S. Dollar	1,200	3/18/09	$(26)
British Pound	4,500	U.S. Dollar	6,700	3/18/09	241
British Pound	1,305	U.S. Dollar	1,900	3/18/09	27
Euro	13,685	U.S. Dollar	19,000	3/18/09	23
Euro	1,294	U.S. Dollar	1,800	3/18/09	6
Hong Kong Dollar	1,216	U.S. Dollar	157	3/18/09	—
Hong Kong Dollar	6,971	U.S. Dollar	900	3/18/09	—
Japanese Yen	489,428	U.S. Dollar	5,500	3/18/09	92
Japanese Yen	126,923	U.S. Dollar	1,400	3/18/09	(2)
U.S. Dollar	995	Australian Dollar	1,487	3/18/09	34
U.S. Dollar	1,620	Australian Dollar	2,413	3/18/09	50
U.S. Dollar	600	Australian Dollar	885	3/18/09	13
U.S. Dollar	16,110	Euro	12,098	3/18/09	665
U.S. Dollar	5,700	Euro	4,216	3/18/09	146
U.S. Dollar	3,300	Euro	2,295	3/18/09	(117)
U.S. Dollar	6,860	Euro	4,927	3/18/09	(28)
U.S. Dollar	6,300	Euro	4,490	3/18/09	(74)
U.S. Dollar	2,600	Euro	1,851	3/18/09	(33)
U.S. Dollar	12,053	British Pound	8,022	3/18/09	(537)
U.S. Dollar	1,100	British Pound	718	3/18/09	(69)
U.S. Dollar	2,600	British Pound	1,768	3/18/09	(61)
U.S. Dollar	1,200	British Pound	818	3/18/09	(25)
U.S. Dollar	680	Hong Kong Dollar	5,266	3/18/09	—
U.S. Dollar	700	Hong Kong Dollar	5,421	3/18/09	—
U.S. Dollar	6,899	Japanese Yen	626,161	3/18/09	19
U.S. Dollar	3,800	Japanese Yen	342,095	3/18/09	(20)
U.S. Dollar	980	Japanese Yen	88,204	3/18/09	(5)
U.S. Dollar	5,500	Japanese Yen	497,493	3/18/09	(3)

Total					$316

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,438,544

Gross tax appreciation of investments	$61,440
Gross tax depreciation of investments	(388,685)

Net tax depreciation of investments	$(327,245)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$1,819	$1,637

Level 2	1,109,480	316

Level 3	—	—

Total	$1,111,299	$1,953

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Advertising - 0.2%
Harte-Hanks, Inc.	14,500	$90
Lamar Advertising Co., Class A*	27,700	348

		438

Aerospace/Defense - 0.5%
Alliant Techsystems, Inc.*	11,589	994
BE Aerospace, Inc.*	36,100	277

		1,271

Agriculture - 0.1%
Universal Corp. of Virginia	8,861	265

Airlines - 0.4%
Airtran Holdings, Inc.*	41,700	185
Alaska Air Group, Inc.*	13,100	383
JetBlue Airways Corp.*	66,650	474

		1,042

Apparel - 0.5%
Hanesbrands, Inc.*	33,100	422
Timberland (The) Co., Class A*	16,600	191
Under Armour, Inc., Class A*	13,000	310
Warnaco Group (The), Inc.*	16,800	330

		1,253

Auto Manufacturers - 0.1%
Oshkosh Truck Corp.	26,500	236

Auto Parts & Equipment - 0.4%
ArvinMeritor, Inc.	28,900	82
BorgWarner, Inc.	41,400	901
Modine Manufacturing Co.	9,600	47

		1,030

Banks - 4.6%
Associated Banc-Corp	45,382	950
BancorpSouth, Inc.	25,500	596
Bank of Hawaii Corp.	17,000	768
Cathay General Bancorp	17,600	418
City National Corp. of California	14,300	696
Colonial BancGroup (The), Inc.	74,800	155
Commerce Bancshares, Inc. of Missouri	23,470	1,031
Cullen/Frost Bankers, Inc.	21,000	1,064
FirstMerit Corp.	28,800	593
Fulton Financial Corp.	62,200	598
PacWest Bancorp	8,700	234
SVB Financial Group*	11,800	310
Synovus Financial Corp.	99,900	829
TCF Financial Corp.	41,100	561
Valley National Bancorp	48,000	972
Webster Financial Corp.	18,772	259
Westamerica Bancorporation	10,300	527
Wilmington Trust Corp.	24,000	534

		11,095

Beverages - 0.5%
Hansen Natural Corp.*	26,300	882
PepsiAmericas, Inc.	20,400	415

		1,297

Biotechnology - 1.4%
Bio-Rad Laboratories, Inc., Class A*	6,800	512
Charles River Laboratories International, Inc.*	24,164	633
United Therapeutics Corp.*	8,300	519
Vertex Pharmaceuticals, Inc.*	53,100	1,614

		3,278

Building Materials - 0.6%
Louisiana-Pacific Corp.	37,200	58
Martin Marietta Materials, Inc.	14,686	1,426

		1,484

Chemicals - 3.4%
Airgas, Inc.	28,600	1,115
Albemarle Corp.	32,600	727
Ashland, Inc.	24,100	253
Cabot Corp.	23,400	358
Chemtura Corp.	88,000	123
Cytec Industries, Inc.	16,700	355
Ferro Corp.	14,700	104
FMC Corp.	26,200	1,172
Lubrizol Corp.	24,100	877
Minerals Technologies, Inc.	6,600	270
Olin Corp.	26,800	485
RPM International, Inc.	46,300	615
Sensient Technologies Corp.	17,600	420
Terra Industries, Inc.	36,400	607
Valspar Corp.	35,500	642

		8,123

Coal - 0.4%
Arch Coal, Inc.	50,500	823
Patriot Coal Corp.*	22,600	141

		964

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Commercial Services - 7.2%
Alliance Data Systems Corp.*	22,800	$1,061
Brink’s Home Security Holdings, Inc.*	15,000	329
Career Education Corp.*	26,000	466
Corinthian Colleges, Inc.*	30,300	496
Corporate Executive Board Co.	12,100	267
Corrections Corp. of America*	44,600	730
Deluxe Corp.	18,400	275
DeVry, Inc.	21,900	1,257
FTI Consulting, Inc.*	18,100	809
Gartner, Inc.*	21,600	385
Global Payments, Inc.	28,400	931
ITT Educational Services, Inc.*	11,200	1,064
Kelly Services, Inc., Class A	8,600	112
Korn/Ferry International*	16,600	190
Lender Processing Services, Inc.	29,700	875
Manpower, Inc.	27,600	938
MPS Group, Inc.*	33,100	249
Navigant Consulting, Inc.*	16,900	268
Pharmaceutical Product Development, Inc.	41,700	1,210
Quanta Services, Inc.*	70,200	1,390
Rent-A-Center, Inc.*	24,300	429
Rollins, Inc.	14,500	262
SAIC, Inc.*	70,200	1,368
Service Corp. International	91,600	455
Sotheby’s	24,500	218
Strayer Education, Inc.	5,000	1,072
TravelCenters of America LLC - (Fractional Shares) (1)	80,000	—
United Rentals, Inc.*	20,767	189

		17,295

Computers - 2.3%
Cadence Design Systems, Inc.*	94,900	347
Diebold, Inc.	23,400	657
DST Systems, Inc.*	14,420	548
Henry (Jack) & Associates, Inc.	29,900	580
Imation Corp.	11,400	155
Mentor Graphics Corp.*	34,000	176
NCR Corp.*	55,800	789
Palm, Inc.*	39,700	122
SRA International, Inc., Class A*	14,900	257
Synopsys, Inc.*	51,300	950
Western Digital Corp.*	78,900	904

		5,485

Cosmetics/Personal Care - 0.3%
Alberto-Culver Co.	30,100	738

Distribution/Wholesale - 0.7%
Ingram Micro, Inc., Class A*	59,100	791
LKQ Corp.*	49,700	580
Tech Data Corp.*	17,700	316

		1,687

Diversified Financial Services - 1.4%
Affiliated Managers Group, Inc.*	14,900	625
AmeriCredit Corp.*	41,400	316
Eaton Vance Corp.	41,300	868
Jefferies Group, Inc.	42,700	600
Raymond James Financial, Inc.	34,200	586
Waddell & Reed Financial, Inc., Class A	30,000	464

		3,459

Electric - 5.2%
Alliant Energy Corp.	39,300	1,147
Black Hills Corp.	14,000	377
DPL, Inc.	40,500	925
Great Plains Energy, Inc.	42,248	817
Hawaiian Electric Industries, Inc.	31,900	706
Idacorp, Inc.	16,500	486
MDU Resources Group, Inc.	65,250	1,408
Northeast Utilities	55,400	1,333
NSTAR	38,000	1,387
NV Energy, Inc.	83,300	824
OGE Energy Corp.	32,900	848
PNM Resources, Inc.	30,785	310
Puget Energy, Inc.	46,200	1,260
Westar Energy, Inc.	38,500	790

		12,618

Electrical Components & Equipment - 1.2%
Ametek, Inc.	37,950	1,146
Energizer Holdings, Inc.*	20,700	1,121
Hubbell, Inc., Class B	20,000	654

		2,921

Electronics - 2.4%
Arrow Electronics, Inc.*	42,600	802
Avnet, Inc.*	53,500	974
Gentex Corp.	49,400	436
Mettler-Toledo International, Inc.*	11,900	802
National Instruments Corp.	20,100	490
Thomas & Betts Corp.*	19,800	476

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Electronics - 2.4% continued
Trimble Navigation Ltd.*	42,300	$914
Varian, Inc.*	10,200	342
Vishay Intertechnology, Inc.*	66,400	227
Woodward Governor Co.	19,500	449

		5,912

Engineering & Construction - 1.4%
Dycom Industries, Inc.*	13,500	111
Granite Construction, Inc.	11,700	514
KBR, Inc.	57,200	869
Shaw Group (The), Inc.*	29,700	608
URS Corp.*	29,600	1,207

		3,309

Entertainment - 0.6%
DreamWorks Animation SKG, Inc.,
Class A*	27,300	690
International Speedway Corp., Class A	9,800	282
Scientific Games Corp., Class A*	23,000	403

		1,375

Environmental Control - 0.7%
Clean Harbors, Inc.*	7,300	463
Mine Safety Appliances Co.	10,500	251
Waste Connections, Inc.*	27,600	871

		1,585

Food - 2.0%
Corn Products International, Inc.	26,500	764
Flowers Foods, Inc.	27,900	680
Hormel Foods Corp.	24,900	774
Lancaster Colony Corp.	6,700	230
Ralcorp Holdings, Inc.*	20,000	1,168
Ruddick Corp.	14,300	395
Smithfield Foods, Inc.*	42,700	601
Tootsie Roll Industries, Inc.	9,307	238

		4,850

Forest Products & Paper - 0.5%
Potlatch Corp.	12,938	337
Rayonier, Inc.	27,950	876

		1,213

Gas - 2.2%
AGL Resources, Inc.	27,300	856
Energen Corp.	25,500	748
National Fuel Gas Co.	28,000	877
Southern Union Co.	44,100	575
UGI Corp.	38,300	935
Vectren Corp.	28,800	720
WGL Holdings, Inc.	17,800	582

		5,293

Hand/Machine Tools - 0.6%
Kennametal, Inc.	25,900	575
Lincoln Electric Holdings, Inc.	15,200	774

		1,349

Healthcare - Products - 4.3%
Advanced Medical Optics, Inc.*	18,500	122
Affymetrix, Inc.*	26,500	79
Beckman Coulter, Inc.	22,100	971
Edwards Lifesciences Corp.*	19,700	1,082
Gen-Probe, Inc.*	19,300	827
Henry Schein, Inc.*	31,800	1,167
Hill-Rom Holdings, Inc.	22,100	364
Hologic, Inc.*	91,212	1,192
IDEXX Laboratories, Inc.*	21,100	761
Kinetic Concepts, Inc.*	19,800	380
Masimo Corp.*	17,100	510
Resmed, Inc.*	26,900	1,008
STERIS Corp.	21,000	502
Techne Corp.	13,400	865
Thoratec Corp.*	20,000	650

		10,480

Healthcare - Services - 2.0%
Community Health Systems, Inc.*	33,000	481
Covance, Inc.*	22,400	1,031
Health Management Associates, Inc., Class A*	92,000	165
Health Net, Inc.*	36,700	400
Kindred Healthcare, Inc.*	10,200	133
LifePoint Hospitals, Inc.*	19,400	443
Lincare Holdings, Inc.*	26,100	703
Psychiatric Solutions, Inc.*	19,800	551
Universal Health Services, Inc., Class B	18,089	679
WellCare Health Plans, Inc.*	14,900	192

		4,778

Home Builders - 1.1%
Hovnanian Enterprises, Inc., Class A*	18,000	31
MDC Holdings, Inc.	13,000	394
NVR, Inc.*	1,925	878
Ryland Group, Inc.	15,500	274

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Home Builders - 1.1% continued
Thor Industries, Inc.	12,600	$166
Toll Brothers, Inc.*	46,400	994

		2,737

Home Furnishings - 0.0%
Furniture Brands International, Inc.	18,900	42

Household Products/Wares - 1.1%
American Greetings Corp., Class A	17,100	129
Blyth, Inc.	7,100	56
Church & Dwight, Inc.	24,900	1,397
Scotts Miracle-Gro (The) Co., Class A	15,800	470
Tupperware Brands Corp.	21,900	497

		2,549

Insurance - 5.7%
American Financial Group, Inc. of Ohio	26,600	609
Brown & Brown, Inc.	41,100	859
Everest Re Group Ltd.	21,700	1,652
Fidelity National Financial, Inc., Class A	75,277	1,336
First American Corp.	33,021	954
Gallagher (Arthur J.) & Co.	33,200	860
Hanover Insurance Group (The), Inc.	18,128	779
HCC Insurance Holdings, Inc.	40,800	1,092
Horace Mann Educators Corp.	13,000	120
Mercury General Corp.	12,700	584
Old Republic International Corp.	82,100	979
PMI Group (The), Inc.	24,700	48
Protective Life Corp.	24,900	357
Reinsurance Group of America, Inc.	25,300	1,083
StanCorp Financial Group, Inc.	17,441	729
Unitrin, Inc.	17,400	277
W.R. Berkley Corp.	49,075	1,521

		13,839

Internet - 1.2%
Avocent Corp.*	16,300	292
Digital River, Inc.*	13,512	335
F5 Networks, Inc.*	28,700	656
NetFlix, Inc.*	14,700	439
Priceline.com, Inc.*	14,100	1,039
ValueClick, Inc.*	30,800	211

		2,972

Investment Companies - 0.2%
Apollo Investment Corp.	50,300	468

Iron/Steel - 1.0%
Carpenter Technology Corp.	15,600	320
Cliffs Natural Resources, Inc.	40,400	1,035
Reliance Steel & Aluminum Co.	22,700	453
Steel Dynamics, Inc.	57,600	644

		2,452

Leisure Time - 0.2%
Callaway Golf Co.	23,700	220
Life Time Fitness, Inc.*	12,400	161

		381

Lodging - 0.0%
Boyd Gaming Corp.	21,400	101

Machinery - Construction & Mining - 0.8%
Bucyrus International, Inc., Class A	26,600	492
Joy Global, Inc.	38,350	878
Terex Corp.*	33,600	582

		1,952

Machinery - Diversified - 2.0%
AGCO Corp.*	32,700	771
Graco, Inc.	21,000	498
IDEX Corp.	29,400	710
Nordson Corp.	12,100	391
Roper Industries, Inc.	31,900	1,385
Wabtec Corp.	17,200	684
Zebra Technologies Corp., Class A*	22,400	454

		4,893

Media - 0.6%
Belo Corp., Class A	37,300	58
FactSet Research Systems, Inc.	14,900	659
Scholastic Corp.	10,000	136
Wiley (John) & Sons, Inc., Class A	15,400	548

		1,401

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.	40,800	484
Timken (The) Co.	30,200	593
Worthington Industries, Inc.	21,800	240

		1,317

Miscellaneous Manufacturing - 2.9%
Aptargroup, Inc.	24,100	849
Brink’s (The) Co.	14,400	387
Carlisle Cos., Inc.	21,600	447
Crane Co.	17,200	297

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Miscellaneous Manufacturing - 2.9% continued
Donaldson Co., Inc.	27,200	$915
Federal Signal Corp.	15,300	126
Harsco Corp.	30,000	830
Matthews International Corp., Class A	11,000	404
Pentair, Inc.	35,200	833
SPX Corp.	19,300	783
Teleflex, Inc.	14,100	706
Trinity Industries, Inc.	28,150	444

		7,021
Office Furnishings - 0.2%
Herman Miller, Inc.	19,000	248
HNI Corp.	15,500	245

		493

Oil & Gas - 4.0%
Bill Barrett Corp.*	13,500	285
Cimarex Energy Co.	29,600	793
Comstock Resources, Inc.*	16,400	775
Denbury Resources, Inc.*	87,900	960
Encore Acquisition Co.*	18,700	477
Forest Oil Corp.*	34,600	571
Frontier Oil Corp.	36,800	465
Helmerich & Payne, Inc.	37,400	851
Mariner Energy, Inc.*	32,400	330
Newfield Exploration Co.*	47,100	930
Patterson-UTI Energy, Inc.	54,700	630
Plains Exploration & Production Co.*	38,327	891
Pride International, Inc.*	61,600	984
Quicksilver Resources, Inc.*	40,300	224
Unit Corp.*	16,700	446

		9,612

Oil & Gas Services - 1.2%
Exterran Holdings, Inc.*	23,400	498
FMC Technologies, Inc.*	44,200	1,053
Helix Energy Solutions Group, Inc.*	33,500	243
Oceaneering International, Inc.*	19,700	574
Superior Energy Services, Inc.*	27,400	437

		2,805

Packaging & Containers - 0.8%
Greif, Inc., Class A	12,400	414
Packaging Corp. of America	36,900	497
Sonoco Products Co.	35,400	820
Temple-Inland, Inc.	37,800	181

		1,912

Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc.*	41,400	1,071
Medicis Pharmaceutical Corp., Class A	20,700	288
NBTY, Inc.*	20,100	315
Omnicare, Inc.	37,000	1,027
Perrigo Co.	27,600	892
Sepracor, Inc.*	38,500	423
Valeant Pharmaceuticals International*	29,000	664
VCA Antech, Inc.*	30,000	596

		5,276

Pipelines - 0.5%
Oneok, Inc.	37,200	1,083

Real Estate - 0.1%
Jones Lang LaSalle, Inc.	12,200	338

Real Estate Investment Trusts - 6.3%
Alexandria Real Estate Equities, Inc.	11,400	688
AMB Property Corp.	34,900	817
BRE Properties, Inc., Class A	18,200	509
Camden Property Trust	18,900	592
Cousins Properties, Inc.	15,500	215
Duke Realty Corp.	52,900	580
Equity One, Inc.	11,200	198
Essex Property Trust, Inc.	9,100	698
Federal Realty Investment Trust	21,000	1,304
Health Care REIT, Inc.	36,300	1,532
Highwoods Properties, Inc.	22,500	616
Hospitality Properties Trust	33,238	494
Liberty Property Trust	34,900	797
Macerich (The) Co.	26,549	482
Mack-Cali Realty Corp.	23,400	573
Nationwide Health Properties, Inc.	34,400	988
OMEGA Healthcare Investors, Inc.	29,300	468
Realty Income Corp.	36,100	836
Regency Centers Corp.	24,866	1,161
SL Green Realty Corp.	20,300	526
UDR, Inc.	48,400	667
Weingarten Realty Investors	26,618	551

		15,292

Retail - 6.7%
99 Cents Only Stores*	16,600	181

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Retail - 6.7% continued
Advance Auto Parts, Inc.	33,550	$1,129
Aeropostale, Inc.*	23,600	380
American Eagle Outfitters, Inc.	73,300	686
AnnTaylor Stores Corp.*	21,500	124
Barnes & Noble, Inc.	13,100	197
BJ’s Wholesale Club, Inc.*	21,100	723
Bob Evans Farms, Inc.	11,000	225
Brinker International, Inc.	36,300	383
Carmax, Inc.*	78,500	619
Cheesecake Factory (The), Inc.*	21,200	214
Chico’s FAS, Inc.*	63,200	264
Chipotle Mexican Grill, Inc., Class A*	11,800	731
Coldwater Creek, Inc.*	20,496	58
Collective Brands, Inc.*	22,700	266
Copart, Inc.*	22,400	609
Dick’s Sporting Goods, Inc.*	30,200	426
Dollar Tree Stores, Inc.*	32,200	1,346
Foot Locker, Inc.	54,800	402
Guess?, Inc.	21,900	336
J Crew Group, Inc.*	18,900	231
MSC Industrial Direct Co., Class A	16,100	593
O’Reilly Automotive, Inc.*	47,700	1,466
Pacific Sunwear of California, Inc.*	26,900	43
PetSmart, Inc.	45,100	832
Phillips-Van Heusen Corp.	18,700	376
Regis Corp.	15,300	222
Ross Stores, Inc.	45,800	1,362
Saks, Inc.*	50,500	221
Urban Outfitters, Inc.*	40,500	607
Wendy’s/Arby’s Group, Inc., Class A	148,200	732
Williams-Sonoma, Inc.	31,500	248

		16,232

Savings & Loans - 1.3%
Astoria Financial Corp.	28,500	470
First Niagara Financial Group, Inc.	41,682	674
New York Community Bancorp, Inc.	122,408	1,464
Washington Federal, Inc.	31,300	468

		3,076

Semiconductors - 1.8%
Atmel Corp.*	158,900	497
Cree, Inc.*	31,200	495
Fairchild Semiconductor International, Inc.*	44,500	218
Integrated Device Technology, Inc.*	59,830	336
International Rectifier Corp.*	25,900	350
Intersil Corp., Class A	43,500	400
Lam Research Corp.*	44,600	949
Macrovision Solutions Corp.*	30,400	384
Semtech Corp.*	22,000	248
Silicon Laboratories, Inc.*	16,400	406

		4,283

Software - 2.6%
ACI Worldwide, Inc.*	12,500	199
Acxiom Corp.	24,075	195
Advent Software, Inc.*	6,400	128
Ansys, Inc.*	31,600	881
Broadridge Financial Solutions, Inc.	50,000	627
Cerner Corp.*	24,200	930
Fair Isaac Corp.	17,400	293
Mantech International Corp., Class A*	7,600	412
Metavante Technologies, Inc.*	31,900	514
Parametric Technology Corp.*	42,100	533
SEI Investments Co.	47,700	749
Sybase, Inc.*	28,613	709
Wind River Systems, Inc.*	24,000	217

		6,387

Telecommunications - 1.6%
3Com Corp.*	147,800	337
ADC Telecommunications, Inc.*	41,900	229
Adtran, Inc.	19,900	296
Cincinnati Bell, Inc.*	85,900	166
CommScope, Inc.*	25,587	398
NeuStar, Inc., Class A*	28,000	536
Plantronics, Inc.	17,000	224
Polycom, Inc.*	29,400	397
RF Micro Devices, Inc.*	97,500	76
Telephone & Data Systems, Inc.	37,900	1,203

		3,862

Textiles - 0.4%
Mohawk Industries, Inc.*	20,000	859

Toys Games & Hobbies - 0.2%
Marvel Entertainment, Inc.*	17,400	535

Transportation - 1.5%
Alexander & Baldwin, Inc.	14,700	368
Con-way, Inc.	16,291	433
Hunt (J.B.) Transport Services, Inc.	29,100	765

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Transportation - 1.5% continued
Kansas City Southern*	32,400	$617
Overseas Shipholding Group	9,178	387
Tidewater, Inc.	18,300	737
Werner Enterprises, Inc.	15,500	269
YRC Worldwide, Inc.*	22,000	63

		3,639

Trucking & Leasing - 0.2%
GATX Corp.	17,259	534

Water - 0.4%
Aqua America, Inc.	47,966	988

Total Common Stocks (Cost $344,016)		235,454

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.8%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$5,390	5,390
U.S. Treasury Bill,
0.19%, 5/14/09(2)	1,460	1,459

Total Short-Term Investments (Cost $6,849)		6,849

Total Investments - 100.2% (Cost $350,865)		242,303

Liabilities less Other Assets - (0.2)%		(549)
NET ASSETS - 100.0%		$241,754

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Midcap 400 E-Mini	123	$6,608	Long	3/09	$350

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$350,865
Gross tax appreciation of investments	$7,383
Gross tax depreciation of investments	(115,945)

Net tax depreciation of investments	$(108,562)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$235,454	$350

Level 2	6,849	—

Level 3	—	—

Total	$242,303	$350

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Advertising - 0.1%
Harte-Hanks, Inc.	8,500	$53
inVentiv Health, Inc.*	7,700	89
Marchex, Inc., Class B	5,500	32

		174

Aerospace/Defense - 1.7%
AAR Corp.*	9,000	166
Aerovironment, Inc.*	2,379	88
Argon ST, Inc.*	2,940	55
Cubic Corp.	3,500	95
Curtiss-Wright Corp.	10,200	341
Ducommun, Inc.	2,600	43
Esterline Technologies Corp.*	6,800	258
GenCorp, Inc.*	13,200	49
Heico Corp.	5,100	198
Herley Industries, Inc.*	2,800	34
Kaman Corp.	5,900	107
LMI Aerospace, Inc.*	1,800	20
Moog, Inc., Class A*	9,762	357
National Presto Industries, Inc.	1,000	77
Orbital Sciences Corp.*	13,500	264
Teledyne Technologies, Inc.*	8,100	361
TransDigm Group, Inc.*	7,682	258
Triumph Group, Inc.	3,800	161

		2,932

Agriculture - 0.4%
AgFeed Industries, Inc.*	4,700	7
Alico, Inc.	900	37
Alliance One International, Inc.*	21,000	62
Andersons (The), Inc.	4,300	71
Cadiz, Inc.*	2,400	30
Maui Land & Pineapple Co., Inc.*	1,100	15
Star Scientific, Inc.*	15,200	58
Tejon Ranch Co.*	2,600	64
Universal Corp. of Virginia	5,900	176
Vector Group Ltd.	7,760	106

		626

Airlines - 1.0%
Airtran Holdings, Inc.*	26,800	119
Alaska Air Group, Inc.*	8,300	243
Allegiant Travel Co.*	3,128	152
Hawaiian Holdings, Inc.*	9,200	59
JetBlue Airways Corp.*	40,100	285
Republic Airways Holdings, Inc.*	8,000	85
Skywest, Inc.	13,500	251
UAL Corp.*	29,100	320
US Airways Group, Inc.*	26,400	204

		1,718

Apparel - 1.2%
American Apparel, Inc.*	7,800	15
Carter’s, Inc.*	13,100	252
Cherokee, Inc.	1,800	31
Columbia Sportswear Co.	2,900	103
CROCS, Inc.*	20,300	25
Deckers Outdoor Corp.*	3,000	240
G-III Apparel Group Ltd.*	3,400	22
Iconix Brand Group, Inc.*	13,300	130
K-Swiss, Inc., Class A	6,200	71
Maidenform Brands, Inc.*	5,300	54
Oxford Industries, Inc.	3,300	29
Perry Ellis International, Inc.*	3,200	20
Quiksilver, Inc.*	29,200	54
Skechers U.S.A., Inc., Class A*	7,600	97
Steven Madden Ltd.*	4,200	90
Timberland (The) Co., Class A*	10,900	126
True Religion Apparel, Inc.*	4,000	50
Under Armour, Inc., Class A*	7,600	181
Unifi, Inc.*	10,000	28
Volcom, Inc.*	4,494	49
Warnaco Group (The), Inc.*	10,400	204
Weyco Group, Inc.	1,700	56
Wolverine World Wide, Inc.	11,500	242

		2,169

Auto Manufacturers - 0.1%
Force Protection, Inc.*	15,600	93
Wabash National Corp.	7,100	32

		125

Auto Parts & Equipment - 0.4%
American Axle & Manufacturing Holdings, Inc.	11,000	32
Amerigon, Inc.*	5,600	18
ArvinMeritor, Inc.	17,700	50
ATC Technology Corp.*	5,100	75
Commercial Vehicle Group, Inc.*	5,800	5
Cooper Tire & Rubber Co.	13,600	84
Dana Holding Corp.*	26,300	20
Dorman Products, Inc.*	700	9

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Auto Parts & Equipment - 0.4% continued
Exide Technologies*	17,400	$92
Fuel Systems Solutions, Inc.*	2,800	92
Hayes Lemmerz International, Inc.*	22,800	10
Lear Corp.*	16,000	23
Modine Manufacturing Co.	7,600	37
Spartan Motors, Inc.	8,000	38
Superior Industries International, Inc.	5,500	58
Tenneco, Inc.*	11,000	32
Titan International, Inc.	8,000	66
Visteon Corp.*	32,600	11
Wonder Auto Technology, Inc.*	2,800	11

		763

Banks - 8.2%
1st Source Corp.	3,408	81
Amcore Financial, Inc.	5,283	19
Ameris Bancorp	3,120	37
Ames National Corp.	1,500	40
Arrow Financial Corp.	1,600	40
Bancfirst Corp.	1,728	91
Banco Latinoamericano de Exportaciones S.A., Class E	6,200	89
BancTrust Financial Group, Inc.	4,000	59
Bank Mutual Corp.	11,206	129
Bank of the Ozarks, Inc.	2,900	86
Banner Corp.	3,200	30
Boston Private Financial Holdings, Inc.	12,900	88
Bryn Mawr Bank Corp.	1,000	20
Camden National Corp.	1,600	43
Capital City Bank Group, Inc.	2,808	77
Capitol Bancorp Ltd.	3,700	29
Cardinal Financial Corp.	5,200	30
Cascade Bancorp	5,356	36
Cass Information Systems, Inc.	1,615	49
Cathay General Bancorp	11,400	271
Centerstate Banks of Florida, Inc.	500	9
Central Pacific Financial Corp.	6,580	66
Chemical Financial Corp.	5,504	153
Citizens & Northern Corp.	1,900	38
Citizens Republic Bancorp, Inc.	29,823	89
City Bank Lynwood of Washington	3,500	18
City Holding Co.	3,700	129
CoBiz Financial, Inc.	4,650	45
Colonial BancGroup (The), Inc.	46,100	95
Columbia Banking System, Inc.	4,366	52
Community Bank System, Inc.	7,500	183
Community Trust Bancorp, Inc.	3,435	126
Corus Bankshares, Inc.	9,400	10
CVB Financial Corp.	15,354	183
East-West Bancorp, Inc.	14,700	235
Enterprise Financial Services Corp.	2,400	37
Farmers Capital Bank Corp.	1,200	29
Financial Institutions, Inc.	1,700	24
First Bancorp of North Carolina	3,400	62
First BanCorp of Puerto Rico	16,500	184
First Bancorp, Inc. of Maine	1,600	32
First Busey Corp., Class A	5,816	106
First Commonwealth Financial Corp.	19,428	241
First Community Bancshares, Inc. of Virginia	2,159	75
First Financial Bancorp	8,524	106
First Financial Bankshares, Inc.	4,761	263
First Financial Corp. of Indiana	2,606	107
First Merchants Corp.	4,127	92
First Midwest Bancorp, Inc. of Illinois	11,100	222
First South Bancorp, Inc. of North Carolina	1,900	24
FirstMerit Corp.	18,500	381
FNB Corp. of Pennsylvania	19,659	260
Frontier Financial Corp.	11,050	48
Glacier Bancorp, Inc.	13,844	263
Green Bankshares, Inc.	3,030	41
Guaranty Bancorp*	13,000	26
Hancock Holding Co.	5,824	265
Hanmi Financial Corp.	9,800	20
Harleysville National Corp.	9,770	141
Heartland Financial USA, Inc.	3,000	62
Heritage Commerce Corp.	2,500	28
Home Bancshares, Inc.	3,148	85
IBERIABANK Corp.	3,667	176
Independent Bank Corp. of Massachusetts	3,700	97
Integra Bank Corp.	5,143	7
International Bancshares Corp.	11,660	255
Lakeland Bancorp, Inc.	4,641	52
Lakeland Financial Corp.	2,800	67
MainSource Financial Group, Inc.	4,570	71
MB Financial, Inc.	8,072	226
Midwest Banc Holdings, Inc.	4,800	7
Nara Bancorp, Inc.	5,400	53
National Penn Bancshares, Inc.	18,400	267
NBT Bancorp, Inc.	7,404	207

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Banks - 8.2% continued
Old National Bancorp of Indiana	15,195	$276
Old Second Bancorp, Inc.	3,138	36
Oriental Financial Group, Inc.	5,747	35
Pacific Capital Bancorp	10,633	180
Pacific Continental Corp.	1,400	21
PacWest Bancorp	5,602	151
Park National Corp.	2,525	181
Peapack Gladstone Financial Corp.	1,700	45
Pennsylvania Commerce Bancorp, Inc.*	800	21
Peoples Bancorp, Inc. of Ohio	2,460	47
Pinnacle Financial Partners, Inc.*	5,200	155
Premierwest Bancorp	1,400	9
PrivateBancorp, Inc.	4,900	159
Prosperity Bancshares, Inc.	8,900	263
Provident Bankshares Corp.	7,556	73
Renasant Corp.	4,800	82
Republic Bancorp, Inc. of Kentucky, Class A	2,197	60
S & T Bancorp, Inc.	5,400	192
Sandy Spring Bancorp, Inc.	3,900	85
Santander BanCorp	1,079	13
SCBT Financial Corp.	2,506	86
Seacoast Banking Corp. of Florida	3,720	25
Shore Bancshares, Inc.	1,600	38
Sierra Bancorp	1,600	34
Signature Bank of New York*	8,079	232
Simmons First National Corp., Class A	3,200	94
Smithtown Bancorp, Inc.	1,600	26
South Financial Group (The), Inc.	17,400	75
Southside Bancshares, Inc.	2,831	67
Southwest Bancorp, Inc. of Oklahoma	3,300	43
State Bancorp, Inc. of New York	2,700	26
StellarOne Corp.	4,900	83
Sterling Bancorp of New York	4,129	58
Sterling Bancshares, Inc. of Texas	16,687	101
Sterling Financial Corp. of Washington	12,082	106
Suffolk Bancorp	2,200	79
Sun Bancorp, Inc. of New Jersey*	3,622	27
Susquehanna Bancshares, Inc.	19,652	313
SVB Financial Group*	6,900	181
SY Bancorp, Inc.	3,085	85
Texas Capital Bancshares, Inc.*	6,500	87
Tompkins Financial Corp.	1,353	78
TowneBank/Portsmouth VA	4,800	119
Trico Bancshares	3,300	82
Trustco Bank Corp. of New York	17,294	164
Trustmark Corp.	11,300	244
UCBH Holdings, Inc.	25,600	176
UMB Financial Corp.	7,112	349
Umpqua Holdings Corp.	13,931	202
Union Bankshares Corp. of Virginia	3,100	77
United Bankshares, Inc.	8,800	292
United Community Banks, Inc. of Georgia	9,475	129
United Security Bancshares of California	2,020	23
Univest Corp. of Pennsylvania	3,050	98
W Holding Co., Inc.	598	6
Washington Trust Bancorp, Inc.	2,800	55
WesBanco, Inc.	6,200	169
West Bancorporation	3,700	45
West Coast Bancorp of Oregon	3,907	26
Westamerica Bancorporation	6,600	338
Western Alliance Bancorp*	4,400	44
Wilshire Bancorp, Inc.	4,200	38
Wintrust Financial Corp.	5,500	113
Yadkin Valley Financial Corp.	2,100	30

		14,331

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	2,000	57
Coca-Cola Bottling Co. Consolidated	927	42
Farmer Bros. Co.	1,600	40
Green Mountain Coffee Roasters, Inc.*	4,000	155
National Beverage Corp.*	2,760	25
Peet’s Coffee & Tea, Inc.*	3,300	77

		396

Biotechnology - 3.8%
Acorda Therapeutics, Inc.*	8,600	176
Affymax, Inc.*	2,259	23
Alexion Pharmaceuticals, Inc.*	17,556	635
Alnylam Pharmaceuticals, Inc.*	8,200	203
AMAG Pharmaceuticals, Inc.*	3,950	142
American Oriental Bioengineering, Inc.*	14,600	99
Arena Pharmaceuticals, Inc.*	16,900	70
Ariad Pharmaceuticals, Inc.*	17,400	15
Arqule, Inc.*	9,300	39
Bio-Rad Laboratories, Inc., Class A*	4,300	324
Cambrex Corp.*	6,700	31
Celera Corp.*	18,500	206
Cell Genesys, Inc.*	26,400	6

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Biotechnology - 3.8% continued
Celldex Therapeutics, Inc.*	3,700	$29
Clinical Data, Inc.*	2,100	19
Cougar Biotechnology, Inc.*	3,400	88
Cubist Pharmaceuticals, Inc.*	13,000	314
Cytokinetics, Inc.*	7,400	21
Dendreon Corp.*	22,000	101
Discovery Laboratories, Inc.*	24,000	27
Emergent Biosolutions, Inc.*	3,200	84
Enzo Biochem, Inc.*	7,307	36
Enzon Pharmaceuticals, Inc.*	10,700	62
Exelixis, Inc.*	24,000	120
Facet Biotech Corp.*	5,520	53
Geron Corp.*	18,400	86
GTX, Inc.*	4,400	74
Halozyme Therapeutics, Inc.*	14,100	79
Human Genome Sciences, Inc.*	32,433	69
Idera Pharmaceuticals, Inc.*	4,900	38
Immunogen, Inc.*	11,600	50
Immunomedics, Inc.*	14,700	25
Incyte Corp.*	17,400	66
InterMune, Inc.*	7,400	78
Lexicon Pharmaceuticals, Inc.*	16,000	22
Ligand Pharmaceuticals, Inc., Class B*	19,900	55
Martek Biosciences Corp.	7,600	230
Maxygen, Inc.*	5,800	52
Medicines Co.*	12,100	178
Molecular Insight Pharmaceuticals, Inc.*	1,200	5
Momenta Pharmaceuticals, Inc.*	5,800	67
Myriad Genetics, Inc.*	10,227	678
Novavax, Inc.*	10,800	20
NPS Pharmaceuticals, Inc.*	11,100	69
OSI Pharmaceuticals, Inc.*	13,100	512
PDL BioPharma, Inc.	27,600	171
Protalix BioTherapeutics, Inc.*	499	1
Regeneron Pharmaceuticals, Inc.*	14,200	261
Repligen Corp.*	6,200	23
RTI Biologics, Inc.*	12,700	35
Sangamo BioSciences, Inc.*	8,700	30
Seattle Genetics, Inc. of Washington*	14,000	125
Sequenom, Inc.*	13,876	275
United Therapeutics Corp.*	5,146	322
Xoma Ltd.*	33,900	21
Zymogenetics, Inc.*	8,600	26

		6,666

Building Materials - 0.7%
AAON, Inc.	3,200	67
Apogee Enterprises, Inc.	6,800	70
Builders FirstSource, Inc.*	4,200	6
China Architectural Engineering, Inc.*	4,700	11
Comfort Systems USA, Inc.	9,300	99
Drew Industries, Inc.*	4,700	56
Gibraltar Industries, Inc.	6,450	77
Interline Brands, Inc.*	7,730	82
Louisiana-Pacific Corp.	24,800	39
LSI Industries, Inc.	4,312	30
NCI Building Systems, Inc.*	4,700	77
Quanex Building Products Corp.	8,500	80
Simpson Manufacturing Co., Inc.	8,600	239
Texas Industries, Inc.	5,400	186
Trex Co., Inc.*	3,500	58
U.S. Concrete, Inc.*	9,200	31
Universal Forest Products, Inc.	3,900	105

		1,313

Chemicals - 1.6%
Aceto Corp.	5,300	53
American Vanguard Corp.	4,500	53
Arch Chemicals, Inc.	5,700	149
Balchem Corp.	4,250	106
Ferro Corp.	10,350	73
Fuller (H.B.) Co.	11,219	181
Grace (W.R.) & Co.*	16,700	100
ICO, Inc.*	5,900	19
Innophos Holdings, Inc.	2,400	47
Innospec, Inc.	5,500	32
Landec Corp.*	5,500	36
Minerals Technologies, Inc.	4,300	176
NewMarket Corp.	3,100	108
Olin Corp.	17,300	313
OM Group, Inc.*	7,000	148
Penford Corp.	2,900	29
PolyOne Corp.*	21,600	68
Quaker Chemical Corp.	2,600	43
Rockwood Holdings, Inc.*	9,597	104
Schulman (A.), Inc.	6,300	107
Sensient Technologies Corp.	11,100	265
ShengdaTech, Inc.*	6,900	24
Solutia, Inc.*	21,900	98
Spartech Corp.	7,000	44
Stepan Co.	1,500	70

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Chemicals - 1.6% continued
Symyx Technologies, Inc.*	8,200	$49
Westlake Chemical Corp.	4,500	73
Zep, Inc.	4,950	96
Zoltek Cos., Inc.*	6,600	59

		2,723

Coal - 0.1%
International Coal Group, Inc.*	29,400	68
James River Coal Co.*	6,300	96
National Coal Corp.*	8,000	10
Westmoreland Coal Co.*	1,900	21

		195

Commercial Services - 5.6%
Aaron Rents, Inc.	10,450	278
ABM Industries, Inc.	10,148	193
Administaff, Inc.	5,000	108
Advance America Cash Advance Centers, Inc.	11,010	21
Advisory Board (The) Co.*	3,600	80
Albany Molecular Research, Inc.*	5,500	54
American Public Education, Inc.*	2,600	97
AMN Healthcare Services, Inc.*	7,800	66
Arbitron, Inc.	6,300	84
Bankrate, Inc.*	3,000	114
Bowne & Co., Inc.	6,200	36
Capella Education Co.*	3,257	191
Cardtronics, Inc.*	3,800	5
CBIZ, Inc.*	10,200	88
CDI Corp.	2,800	36
Cenveo, Inc.*	11,070	49
Chemed Corp.	5,100	203
China Direct, Inc.*	3,100	5
Coinstar, Inc.*	6,500	127
Consolidated Graphics, Inc.*	2,400	54
Corinthian Colleges, Inc.*	19,700	323
Cornell Cos., Inc.*	2,600	48
Corvel Corp.*	1,825	40
CoStar Group, Inc.*	4,500	148
CRA International, Inc.*	2,500	67
Cross Country Healthcare, Inc.*	7,300	64
Deluxe Corp.	11,900	178
Dollar Financial Corp.*	5,500	57
Dollar Thrifty Automotive Group*	7,200	8
DynCorp International, Inc., Class A*	5,800	88
Electro Rent Corp.	5,074	57
Emergency Medical Services Corp., Class A*	2,100	77
Euronet Worldwide, Inc.*	10,800	125
ExlService Holdings, Inc.*	3,256	28
First Advantage Corp., Class A*	2,000	28
Forrester Research, Inc.*	3,500	99
Gartner, Inc.*	13,700	244
Geo Group (The), Inc.*	11,800	213
Gevity HR, Inc.	5,900	9
Global Cash Access Holdings, Inc.*	10,200	23
Grand Canyon Education, Inc.*	903	17
Great Lakes Dredge & Dock Corp.	9,000	37
H&E Equipment Services, Inc.*	3,800	29
Hackett Group (The), Inc.*	9,300	27
Healthcare Services Group	9,938	158
Heartland Payment Systems, Inc.	5,700	100
Heidrick & Struggles International, Inc.	3,900	84
Hill International, Inc.*	5,600	39
HMS Holdings Corp.*	5,700	180
Hudson Highland Group, Inc.*	6,200	21
Huron Consulting Group, Inc.*	4,791	274
ICF International, Inc.*	1,600	39
ICT Group, Inc.*	1,800	8
Integrated Electrical Services, Inc.*	2,000	18
Interactive Data Corp.	8,300	205
Jackson Hewitt Tax Service, Inc.	6,700	105
K12, Inc.*	1,589	30
Kelly Services, Inc., Class A	6,029	78
Kendle International, Inc.*	3,000	77
Kenexa Corp.*	5,300	42
Kforce, Inc.*	7,300	56
Korn/Ferry International*	10,700	122
Landauer, Inc.	2,100	154
Learning Tree International, Inc.*	1,700	15
LECG Corp.*	6,100	41
Live Nation, Inc.*	17,500	100
MAXIMUS, Inc.	3,972	139
McGrath Rentcorp	5,564	119
Midas, Inc.*	3,300	35
Monro Muffler, Inc.	3,850	98
MPS Group, Inc.*	21,800	164
Multi-Color Corp.	2,350	37
Navigant Consulting, Inc.*	11,200	178
Net 1 UEPS Technologies, Inc.*	10,400	143
Odyssey Marine Exploration, Inc.*	10,400	34

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Commercial Services - 5.6% continued
On Assignment, Inc.*	8,100	$46
Parexel International Corp.*	13,100	127
PharmaNet Development Group, Inc.*	6,050	6
PHH Corp.*	12,500	159
Pre-Paid Legal Services, Inc.*	1,900	71
PRG-Schultz International, Inc.*	2,900	12
Providence Service (The) Corp.*	4,130	6
Rent-A-Center, Inc.*	15,400	272
Resources Connection, Inc.*	10,500	172
Riskmetrics Group, Inc.*	5,135	76
Rollins, Inc.	9,600	174
RSC Holdings, Inc.*	11,200	95
Sotheby’s	15,600	139
Spherion Corp.*	11,730	26
Standard Parking Corp.*	1,900	37
Steiner Leisure Ltd.*	3,800	112
Stewart Enterprises, Inc., Class A	20,000	60
SuccessFactors, Inc.*	6,049	35
Team, Inc.*	4,300	119
TeleTech Holdings, Inc.*	8,300	69
TNS, Inc.*	5,600	53
TrueBlue, Inc.*	10,300	99
Universal Technical Institute, Inc.*	5,000	86
Valassis Communications, Inc.*	12,227	16
Viad Corp.	4,700	116
VistaPrint Ltd.*	10,200	190
Volt Information Sciences, Inc.*	2,875	21
Watson Wyatt Worldwide, Inc., Class A	9,800	469
Wright Express Corp.*	8,990	113

		9,792

Computers - 2.1%
3D Systems Corp.*	4,500	36
3PAR, Inc.*	6,128	47
Agilysys, Inc.	5,287	23
CACI International, Inc., Class A*	6,900	311
CIBER, Inc.*	12,200	59
Cogo Group, Inc.*	5,400	26
Compellent Technologies, Inc.*	3,078	30
COMSYS IT Partners, Inc.*	3,300	7
Cray, Inc.*	8,300	17
Data Domain, Inc.*	7,600	143
Digimarc Corp.*	1,414	14
Echelon Corp.*	7,200	59
Electronics for Imaging, Inc.*	12,300	118
Henry (Jack) & Associates, Inc.	17,100	332
Hutchinson Technology, Inc.*	5,415	19
iGate Corp.*	5,400	35
Imation Corp.	6,900	94
Immersion Corp.*	6,400	38
Insight Enterprises, Inc.*	10,850	75
Integral Systems, Inc. of Maryland*	3,968	48
Isilon Systems, Inc.*	3,804	12
Magma Design Automation, Inc.*	13,100	13
Manhattan Associates, Inc.*	5,700	90
Maxwell Technologies, Inc.*	4,500	23
Mentor Graphics Corp.*	21,000	109
Mercury Computer Systems, Inc.*	5,600	35
Micros Systems, Inc.*	18,600	304
MTS Systems Corp.	4,100	109
NCI, Inc.*	1,100	33
Ness Technologies, Inc.*	9,100	39
Netezza Corp.*	9,129	61
Netscout Systems, Inc.*	7,000	60
Palm, Inc.*	24,806	76
Perot Systems Corp., Class A*	20,000	273
Quantum Corp.*	49,600	18
Rackable Systems, Inc.*	7,600	30
Radiant Systems, Inc.*	6,600	22
Radisys Corp.*	5,300	29
Rimage Corp.*	2,400	32
Riverbed Technology, Inc.*	12,800	146
Silicon Storage Technology, Inc.*	17,900	41
Smart Modular Technologies WWH, Inc.*	11,200	17
SRA International, Inc., Class A*	9,900	171
STEC, Inc.*	7,400	31
Stratasys, Inc.*	4,800	52
Super Micro Computer, Inc.*	4,369	28
SYKES Enterprises, Inc.*	7,700	147
Synaptics, Inc.*	7,750	128
Syntel, Inc.	3,100	72
Virtusa Corp.*	1,100	6

		3,738

Cosmetics/Personal Care - 0.2%
Chattem, Inc.*	3,900	279
Elizabeth Arden, Inc.*	5,600	70
Inter Parfums, Inc.	3,600	28

		377

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	10,100	$140
BMP Sunstone Corp.*	5,700	32
Brightpoint, Inc.*	11,750	51
Chindex International, Inc.*	2,900	23
Core-Mark Holding Co., Inc.*	2,200	47
FGX International Holdings Ltd.*	2,900	40
Fossil, Inc.*	10,500	175
Houston Wire & Cable Co.	4,200	39
MWI Veterinary Supply, Inc.*	2,400	65
Owens & Minor, Inc.	9,462	356
Pool Corp.	11,100	200
Scansource, Inc.*	6,100	118
School Specialty, Inc.*	4,450	85
Titan Machinery, Inc.*	1,800	25
United Stationers, Inc.*	5,392	181
Watsco, Inc.	5,350	205

		1,782

Diversified Financial Services - 1.7%
Advanta Corp., Class B	10,050	21
Asset Acceptance Capital Corp.*	3,600	18
BGC Partners, Inc.	8,300	23
Calamos Asset Management, Inc., Class A	5,000	37
Cohen & Steers, Inc.	3,900	43
CompuCredit Corp.*	3,800	21
Credit Acceptance Corp.*	1,252	17
Diamond Hill Investment Group, Inc.	400	26
Duff & Phelps Corp.*	2,500	48
Encore Capital Group, Inc.*	3,100	22
Evercore Partners, Inc., Class A	2,200	28
FBR Capital Markets Corp.*	5,800	28
FCStone Group, Inc.*	5,900	26
Federal Agricultural Mortgage Corp., Class C	2,200	8
Financial Federal Corp.	5,900	137
First Marblehead Corp. (The)*	16,000	21
Friedman Billings Ramsey Group, Inc., Class A*	47,500	8
GAMCO Investors, Inc., Class A	1,800	49
GFI Group, Inc.	15,280	54
Greenhill & Co., Inc.	4,000	279
Interactive Brokers Group, Inc., Class A*	9,400	168
International Assets Holding Corp.*	800	7
KBW, Inc.*	6,068	140
Knight Capital Group, Inc., Class A*	21,500	347
LaBranche & Co., Inc.*	11,900	57
Ladenburg Thalmann Financial Services, Inc.*	22,200	16
MarketAxess Holdings, Inc.*	7,100	58
National Financial Partners Corp.	9,299	28
Nelnet, Inc., Class A	3,900	56
NewStar Financial, Inc.*	5,457	22
Ocwen Financial Corp.*	8,400	77
optionsXpress Holdings, Inc.	9,830	131
Penson Worldwide, Inc.*	3,900	30
Piper Jaffray Cos.*	4,291	171
Portfolio Recovery Associates, Inc.*	3,600	122
Pzena Investment Management, Inc.	1,500	6
Sanders Morris Harris Group, Inc.	3,800	23
Stifel Financial Corp.*	5,899	270
SWS Group, Inc.	5,515	105
Thomas Weisel Partners Group, Inc.*	4,700	22
TradeStation Group, Inc.*	7,700	50
US Global Investors, Inc., Class A	3,300	16
Westwood Holdings Group, Inc.	1,100	31
World Acceptance Corp.*	3,800	75

		2,942

Electric - 2.6%
Allete, Inc.	6,000	194
Avista Corp.	12,300	238
Black Hills Corp.	8,900	240
Central Vermont Public Service Corp.	2,100	50
CH Energy Group, Inc.	3,600	185
Cleco Corp.	13,900	317
El Paso Electric Co.*	10,400	188
Empire District Electric (The) Co.	7,800	137
EnerNOC, Inc.*	2,545	19
Idacorp, Inc.	10,300	303
ITC Holdings Corp.	11,300	494
MGE Energy, Inc.	5,025	166
NorthWestern Corp.	8,309	195
Ormat Technologies, Inc.	4,100	131
Otter Tail Corp.	8,181	191
Pike Electric Corp.*	4,000	49
PNM Resources, Inc.	19,700	199
Portland General Electric Co.	14,300	278
Synthesis Energy Systems, Inc.*	3,900	3
UIL Holdings Corp.	5,733	172

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Electric - 2.6% continued
Unisource Energy Corp.	7,920	$233
US Geothermal, Inc.*	13,200	11
Westar Energy, Inc.	24,000	492

		4,485

Electrical Components & Equipment - 1.1%
Advanced Battery Technologies, Inc.*	10,000	27
Advanced Energy Industries, Inc.*	7,600	76
American Superconductor Corp.*	9,747	159
Beacon Power Corp.*	22,500	12
Belden, Inc.	10,112	211
Capstone Turbine Corp.*	33,700	28
China BAK Battery, Inc.*	8,200	13
Coleman Cable, Inc.*	2,100	10
Encore Wire Corp.	4,200	80
Ener1, Inc.*	8,500	61
Energy Conversion Devices, Inc.*	10,400	262
EnerSys*	6,600	73
Evergreen Solar, Inc.*	33,200	106
Fushi Copperweld, Inc.*	3,500	18
GrafTech International Ltd.*	27,700	230
Graham Corp.	2,300	25
Greatbatch, Inc.*	5,200	138
Insteel Industries, Inc.	4,100	46
Littelfuse, Inc.*	5,100	85
Medis Technologies Ltd.*	9,996	4
Orion Energy Systems, Inc.*	2,200	12
Powell Industries, Inc.*	1,700	49
Power-One, Inc.*	19,200	23
Ultralife Batteries, Inc.*	2,900	39
Universal Display Corp.*	6,700	63
Valence Technology, Inc.*	11,100	20
Vicor Corp.	4,600	30

		1,900

Electronics - 2.3%
American Science & Engineering, Inc.	2,100	155
Analogic Corp.	3,000	82
Axsys Technologies, Inc.*	2,000	110
Badger Meter, Inc.	3,300	96
Bel Fuse, Inc., Class B	2,800	59
Benchmark Electronics, Inc.*	15,663	200
Brady Corp., Class A	11,438	274
Checkpoint Systems, Inc.*	9,400	92
China Security & Surveillance Technology, Inc.*	6,500	29
Cogent, Inc.*	9,500	129
Coherent, Inc.*	5,500	118
CTS Corp.	8,180	45
Cymer, Inc.*	6,973	153
Daktronics, Inc.	7,600	71
Dionex Corp.*	4,200	188
Electro Scientific Industries, Inc.*	6,400	43
FARO Technologies, Inc.*	3,900	66
FEI Co.*	8,300	157
II-VI, Inc.*	5,600	107
Kemet Corp.*	21,800	6
L-1 Identity Solutions, Inc.*	15,124	102
LaBarge, Inc.*	2,300	33
Measurement Specialties, Inc.*	3,400	24
Methode Electronics, Inc.	8,742	59
Microvision, Inc.*	16,300	27
Multi-Fineline Electronix, Inc.*	2,200	26
Newport Corp.*	8,700	59
NVE Corp.*	1,100	29
OSI Systems, Inc.*	3,800	53
OYO Geospace Corp.*	1,000	17
Park Electrochemical Corp.	4,800	91
Plexus Corp.*	9,200	156
Rofin-Sinar Technologies, Inc.*	6,800	140
Rogers Corp.*	4,100	114
Sanmina-SCI Corp.*	125,400	59
Sonic Solutions, Inc.*	5,400	10
Stoneridge, Inc.*	3,800	17
Taser International, Inc.*	14,300	75
Technitrol, Inc.	9,800	34
TTM Technologies, Inc.*	10,400	54
Varian, Inc.*	6,800	228
Watts Water Technologies, Inc., Class A	6,700	167
Woodward Governor Co.	13,400	308
Zygo Corp.*	3,600	25

		4,087

Energy - Alternate Sources - 0.2%
Akeena Solar, Inc.*	5,200	9
Ascent Solar Technologies, Inc.*	1,900	7
Aventine Renewable Energy Holdings, Inc.*	9,617	6
Clean Energy Fuels Corp.*	5,000	30
Comverge, Inc.*	5,549	27
Evergreen Energy, Inc.*	28,200	8

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Energy - Alternate Sources - 0.2% continued
FuelCell Energy, Inc.*	15,900	$62
GT Solar International, Inc.*	7,300	21
Headwaters, Inc.*	9,900	67
Pacific Ethanol, Inc.*	10,600	5
Plug Power, Inc.*	16,900	17
Quantum Fuel Systems Technologies Worldwide, Inc.*	22,100	19

		278

Engineering & Construction - 0.9%
Baker (Michael) Corp.*	1,700	63
Dycom Industries, Inc.*	9,300	77
EMCOR Group, Inc.*	15,500	348
ENGlobal Corp.*	6,800	22
Exponent, Inc.*	3,100	93
Granite Construction, Inc.	7,562	332
Insituform Technologies, Inc., Class A*	6,300	124
Layne Christensen Co.*	4,522	109
Orion Marine Group, Inc.*	5,200	50
Perini Corp.*	11,500	269
Stanley, Inc.*	2,162	78
Sterling Construction Co., Inc.*	2,800	52
VSE Corp.	800	31

		1,648

Entertainment - 0.6%
Bally Technologies, Inc.*	12,500	300
Bluegreen Corp.*	3,200	10
Churchill Downs, Inc.	2,200	89
Cinemark Holdings, Inc.	6,700	50
Dover Downs Gaming & Entertainment, Inc.	3,995	13
Great Wolf Resorts, Inc.*	6,160	9
Isle of Capri Casinos, Inc.*	4,100	13
National CineMedia, Inc.	9,600	97
Pinnacle Entertainment, Inc.*	13,900	107
Rick’s Cabaret International, Inc.*	1,600	6
Shuffle Master, Inc.*	12,050	60
Six Flags, Inc.*	26,800	8
Speedway Motorsports, Inc.	3,200	52
Vail Resorts, Inc.*	6,800	181

		995

Environmental Control - 1.1%
American Ecology Corp.	3,700	75
Calgon Carbon Corp.*	12,300	189
Casella Waste Systems, Inc., Class A*	5,900	24
Clean Harbors, Inc.*	4,514	286
Darling International, Inc.*	18,900	104
Energy Recovery, Inc.*	3,700	28
EnergySolutions, Inc.	7,800	44
Fuel Tech, Inc.*	4,600	49
Metalico, Inc.*	5,900	9
Met-Pro Corp.	2,800	37
Mine Safety Appliances Co.	7,200	172
Rentech, Inc.*	40,500	28
Tetra Tech, Inc.*	13,491	326
Waste Connections, Inc.*	18,275	577
Waste Services, Inc.*	5,466	36

		1,984

Food - 2.5%
Arden Group, Inc., Class A	300	38
B&G Foods, Inc.	3,800	21
Calavo Growers, Inc.	1,900	22
Cal-Maine Foods, Inc.	3,100	89
Chiquita Brands International, Inc.*	10,000	148
Diamond Foods, Inc.	3,700	75
Flowers Foods, Inc.	17,637	430
Fresh Del Monte Produce, Inc.*	9,700	218
Great Atlantic & Pacific Tea Co.*	8,318	52
Hain Celestial Group, Inc.*	9,400	180
HQ Sustainable Maritime Industries, Inc.*	1,700	13
Imperial Sugar Co.	2,700	39
Ingles Markets, Inc., Class A	2,900	51
J & J Snack Foods Corp.	3,300	118
Lancaster Colony Corp.	4,700	161
Lance, Inc.	6,200	142
M & F Worldwide Corp.*	2,900	45
Nash Finch Co.	2,900	130
Ralcorp Holdings, Inc.*	12,800	748
Ruddick Corp.	9,600	266
Sanderson Farms, Inc.	4,700	162
Seaboard Corp.	100	119
Smart Balance, Inc.*	14,300	97
Spartan Stores, Inc.	5,000	116
Tootsie Roll Industries, Inc.	5,547	142
TreeHouse Foods, Inc.*	7,200	196
United Natural Foods, Inc.*	9,900	176
Village Super Market, Class A	700	40
Weis Markets, Inc.	2,600	87

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Food - 2.5% continued
Winn-Dixie Stores, Inc.*	12,500	$201
Zhongpin, Inc.*	4,200	50

		4,372

Forest Products & Paper - 0.4%
AbitibiBowater, Inc.*	13,612	6
Boise, Inc.*	11,000	5
Buckeye Technologies, Inc.*	9,800	36
Clearwater Paper Corp.*	2,731	23
Deltic Timber Corp.	2,400	110
Glatfelter	10,500	97
Mercer International, Inc.*	7,900	15
Neenah Paper, Inc.	3,400	30
Potlatch Corp.	8,960	233
Schweitzer-Mauduit International, Inc.	3,600	72
Verso Paper Corp.	5,500	6
Wausau Paper Corp.	10,242	117
Xerium Technologies, Inc.*	7,400	5

		755

Gas - 1.5%
Chesapeake Utilities Corp.	1,100	35
Laclede Group (The), Inc.	5,000	234
New Jersey Resources Corp.	9,575	377
Nicor, Inc.	10,400	361
Northwest Natural Gas Co.	6,050	267
Piedmont Natural Gas Co., Inc.	16,800	532
South Jersey Industries, Inc.	6,826	272
Southwest Gas Corp.	10,000	252
WGL Holdings, Inc.	11,400	373

		2,703

Hand/Machine Tools - 0.4%
Baldor Electric Co.	10,553	188
Franklin Electric Co., Inc.	5,300	149
K-Tron International, Inc.*	500	40
Regal-Beloit Corp.	7,441	283
Thermadyne Holdings Corp.*	2,900	20

		680

Healthcare - Products - 4.2%
Abaxis, Inc.*	5,200	83
Abiomed, Inc.*	7,800	128
Accuray, Inc.*	8,236	43
Affymetrix, Inc.*	15,900	48
Align Technology, Inc.*	14,200	124
American Medical Systems Holdings, Inc.*	16,800	151
Angiodynamics, Inc.*	5,500	75
Arthrocare Corp.*	6,200	30
Atrion Corp.	300	29
BioMimetic Therapeutics, Inc.*	3,200	30
Bruker BioSciences Corp.*	11,664	47
Caliper Life Sciences, Inc.*	10,600	10
Cantel Medical Corp.*	2,100	31
Cardiac Science Corp.*	3,700	28
CardioNet, Inc.*	1,100	27
Cepheid, Inc.*	13,200	137
Columbia Laboratories, Inc.*	10,400	13
Conceptus, Inc.*	7,100	108
Conmed Corp.*	6,625	159
CryoLife, Inc.*	6,700	65
Cyberonics, Inc.*	5,500	91
Cynosure, Inc., Class A*	2,500	23
Datascope Corp.	3,000	157
DexCom, Inc.*	5,900	16
ev3, Inc.*	16,548	101
Exactech, Inc.*	1,800	30
Genomic Health, Inc.*	3,200	62
Haemonetics Corp. of Massachusetts*	5,900	333
Hanger Orthopedic Group, Inc.*	7,100	103
Hansen Medical, Inc.*	3,937	28
ICU Medical, Inc.*	2,500	83
Immucor, Inc.*	15,980	425
Insulet Corp.*	4,198	32
Integra LifeSciences Holdings Corp.*	4,100	146
Invacare Corp.	7,412	115
IRIS International, Inc.*	4,400	61
Kensey Nash Corp.*	1,800	35
Luminex Corp.*	9,405	201
Masimo Corp.*	10,510	314
Medical Action Industries, Inc.*	3,500	35
Mentor Corp.	7,800	241
Meridian Bioscience, Inc.	9,125	232
Merit Medical Systems, Inc.*	6,267	112
Micrus Endovascular Corp.*	3,600	42
Natus Medical, Inc.*	6,400	83
NuVasive, Inc.*	8,200	284
NxStage Medical, Inc.*	6,400	17
OraSure Technologies, Inc.*	11,100	41
Orthofix International N.V.*	4,000	61
Orthovita, Inc.*	12,300	42

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Healthcare - Products - 4.2% continued
Palomar Medical Technologies, Inc.*	4,400	$51
PSS World Medical, Inc.*	14,150	266
Quidel Corp.*	6,400	84
Sirona Dental Systems, Inc.*	3,900	41
Somanetics Corp.*	2,700	45
SonoSite, Inc.*	4,000	76
Spectranetics Corp.*	7,900	21
Stereotaxis, Inc.*	6,800	30
STERIS Corp.	13,500	323
SurModics, Inc.*	3,500	88
Symmetry Medical, Inc.*	8,170	65
Synovis Life Technologies, Inc.*	2,800	52
Thoratec Corp.*	12,485	406
TomoTherapy, Inc.*	9,700	23
Trans1, Inc.*	2,600	19
Vital Images, Inc.*	3,700	51
Vnus Medical Technologies, Inc.*	3,000	49
Volcano Corp.*	10,900	164
West Pharmaceutical Services, Inc.	7,452	281
Wright Medical Group, Inc.*	8,600	176
Zoll Medical Corp.*	4,800	91

		7,314

Healthcare - Services - 2.2%
Air Methods Corp.*	2,600	41
Alliance Imaging, Inc.*	6,100	49
Almost Family, Inc.*	1,500	67
Amedisys, Inc.*	6,134	254
AMERIGROUP Corp.*	12,400	366
Amsurg Corp.*	7,200	168
Assisted Living Concepts, Inc., Class A*	12,900	53
Bio-Reference Labs, Inc.*	2,700	71
Capital Senior Living Corp.*	6,200	18
Centene Corp.*	10,000	197
Emeritus Corp.*	4,500	45
Ensign Group, Inc. (The)	1,600	27
Five Star Quality Care, Inc.*	6,400	10
Genoptix, Inc.*	2,000	68
Gentiva Health Services, Inc.*	5,900	173
Healthsouth Corp.*	20,400	224
Healthspring, Inc.*	11,300	226
Healthways, Inc.*	8,100	93
IPC The Hospitalist Co, Inc.*	1,200	20
Kindred Healthcare, Inc.*	6,600	86
LHC Group, Inc.*	3,300	119
Life Sciences Research, Inc.*	2,200	21
Magellan Health Services, Inc.*	9,300	364
Medcath Corp.*	3,800	40
Molina Healthcare, Inc.*	3,300	58
National Healthcare Corp.	1,900	96
Nighthawk Radiology Holdings, Inc.*	5,900	29
Odyssey HealthCare, Inc.*	7,475	69
Psychiatric Solutions, Inc.*	12,800	356
RadNet, Inc.*	4,500	15
RehabCare Group, Inc.*	4,100	62
Res-Care, Inc.*	5,700	86
Skilled Healthcare Group, Inc., Class A*	4,100	35
Sun Healthcare Group, Inc.*	10,000	88
Sunrise Senior Living, Inc.*	11,700	20
Triple-S Management Corp.*	3,400	39
U.S. Physical Therapy, Inc.*	3,000	40
Virtual Radiologic Corp.*	1,700	14

		3,807

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	5,600	63
Resource America, Inc., Class A	2,500	10

		73

Home Builders - 0.3%
Amrep Corp.*	400	12
Beazer Homes USA, Inc.*	10,700	17
Brookfield Homes Corp.	2,267	10
Cavco Industries, Inc.*	1,400	38
Champion Enterprises, Inc.*	19,908	11
Fleetwood Enterprises, Inc.*	16,200	2
Hovnanian Enterprises, Inc., Class A*	10,900	19
M/I Homes, Inc.	3,400	36
Meritage Homes Corp.*	7,200	88
Palm Harbor Homes, Inc.*	2,312	11
Ryland Group, Inc.	9,800	173
Skyline Corp.	1,600	32
Standard-Pacific Corp.*	23,000	41
Winnebago Industries, Inc.	7,200	43

		533

Home Furnishings - 0.4%
American Woodmark Corp.	2,500	46
Audiovox Corp., Class A*	4,000	20
DTS, Inc.*	4,100	75
Ethan Allen Interiors, Inc.	5,600	80

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Home Furnishings - 0.4% continued
Furniture Brands International, Inc.	10,100	$22
Hooker Furniture Corp.	2,300	18
Kimball International, Inc., Class B	7,356	63
La-Z-Boy, Inc.	12,300	27
Sealy Corp.	10,200	26
Tempur-Pedic International, Inc.	17,300	123
TiVo, Inc.*	23,600	169
Universal Electronics, Inc.*	3,400	55

		724

Household Products/Wares - 0.6%
ACCO Brands Corp.*	12,400	43
American Greetings Corp., Class A	10,500	79
Blyth, Inc.	5,600	44
Central Garden and Pet Co., Class A*	15,200	90
CSS Industries, Inc.	1,900	34
Ennis, Inc.	5,900	71
Helen of Troy Ltd.*	6,900	120
Prestige Brands Holdings, Inc.*	7,910	83
Russ Berrie & Co., Inc.*	3,200	10
Standard Register (The) Co.	3,400	30
Tupperware Brands Corp.	14,200	322
WD-40 Co.	3,770	107

		1,033

Housewares - 0.0%
Libbey, Inc.	3,600	5

Insurance - 4.4%
AMBAC Financial Group, Inc.	67,700	88
American Equity Investment Life Holding Co.	12,600	88
American Physicians Capital, Inc.	2,000	96
American Safety Insurance Holdings Ltd.*	2,600	34
Amerisafe, Inc.*	4,300	88
Amtrust Financial Services, Inc.	3,900	45
Argo Group International Holdings Ltd.*	7,106	241
Aspen Insurance Holdings Ltd.	19,500	473
Assured Guaranty Ltd.	12,700	145
Baldwin & Lyons, Inc., Class B	2,050	37
Castlepoint Holdings Ltd.	7,600	103
Citizens, Inc. of Texas*	8,500	82
CNA Surety Corp.*	3,800	73
Crawford & Co., Class B*	5,700	83
Delphi Financial Group, Inc., Class A	9,467	175
Donegal Group, Inc., Class A	2,777	47
eHealth, Inc.*	5,900	78
EMC Insurance Group, Inc.	1,400	36
Employers Holdings, Inc.	11,500	190
Enstar Group Ltd.*	1,300	77
FBL Financial Group, Inc., Class A	3,100	48
First Acceptance Corp.*	4,721	14
First Mercury Financial Corp.*	3,460	49
Flagstone Reinsurance Holdings Ltd.	6,000	59
FPIC Insurance Group, Inc.*	1,900	83
Greenlight Capital Re Ltd., Class A*	6,700	87
Harleysville Group, Inc.	3,000	104
Horace Mann Educators Corp.	9,300	85
Independence Holding Co.	1,480	5
Infinity Property & Casualty Corp.	3,300	154
IPC Holdings Ltd.	10,671	319
Kansas City Life Insurance Co.	1,100	48
Life Partners Holdings, Inc.	1,400	61
Maiden Holdings Ltd.	11,300	35
Max Capital Group Ltd.	12,910	228
Meadowbrook Insurance Group, Inc.	13,157	85
Montpelier Re Holdings Ltd.	21,310	358
National Interstate Corp.	1,400	25
National Western Life Insurance Co., Class A	500	85
Navigators Group, Inc.*	3,000	165
NYMAGIC, Inc.	1,100	21
Odyssey Re Holdings Corp.	5,012	260
Phoenix Companies (The), Inc.	26,500	87
Platinum Underwriters Holdings Ltd.	11,200	404
PMA Capital Corp., Class A*	7,500	53
PMI Group (The), Inc.	18,400	36
Presidential Life Corp.	5,000	49
Primus Guaranty Ltd.*	5,800	7
ProAssurance Corp.*	7,346	388
Radian Group, Inc.	19,300	71
RLI Corp.	4,226	258
Safety Insurance Group, Inc.	3,800	145
SeaBright Insurance Holdings, Inc.*	5,000	59
Selective Insurance Group, Inc.	12,200	280
State Auto Financial Corp.	3,200	96
Stewart Information Services Corp.	4,000	94
Tower Group, Inc.	4,700	133
United America Indemnity Ltd., Class A*	4,400	56
United Fire & Casualty Co.	5,200	162
Universal American Financial Corp.*	9,100	80

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Insurance - 4.4% continued
Validus Holdings Ltd.	14,700	$385
Zenith National Insurance Corp.	8,600	271

		7,771

Internet - 2.6%
1-800-FLOWERS.COM, Inc., Class A*	6,700	26
Art Technology Group, Inc.*	30,900	60
AsiaInfo Holdings, Inc.*	8,000	95
Avocent Corp.*	10,300	185
Bidz.com, Inc.*	1,500	7
Blue Coat Systems, Inc.*	7,900	66
Blue Nile, Inc.*	3,100	76
Chordiant Software, Inc.*	7,520	20
Cogent Communications Group, Inc.*	10,200	67
comScore, Inc.*	4,092	52
Constant Contact, Inc.*	4,900	65
CyberSource Corp.*	15,973	192
DealerTrack Holdings, Inc.*	9,100	108
Dice Holdings, Inc.*	3,575	15
Digital River, Inc.*	8,600	213
Drugstore.com, Inc.*	17,000	21
Earthlink, Inc.*	25,400	172
Entrust, Inc.*	13,100	21
eResearch Technology, Inc.*	10,375	69
Global Sources Ltd.*	3,960	22
GSI Commerce, Inc.*	5,400	57
i2 Technologies, Inc.*	4,100	26
Ibasis, Inc.*	7,200	10
Infospace, Inc.*	8,000	60
Internap Network Services Corp.*	11,690	29
Internet Brands, Inc.*	4,700	27
Internet Capital Group, Inc.*	9,300	51
Interwoven, Inc.*	10,400	131
j2 Global Communications, Inc.*	10,300	206
Keynote Systems, Inc.*	2,900	22
Knot (The), Inc.*	6,400	53
Limelight Networks, Inc.*	7,610	19
Liquidity Services, Inc.*	3,700	31
LoopNet, Inc.*	6,800	46
Mercadolibre, Inc.*	5,800	95
ModusLink Global Solutions, Inc.*	11,590	34
Move, Inc.*	29,300	47
NetFlix, Inc.*	9,200	275
NIC, Inc.	9,700	45
Nutri/System, Inc.	7,100	104
Online Resources Corp.*	6,200	29
Orbitz Worldwide, Inc.*	9,045	35
Overstock.com, Inc.*	3,800	41
PC-Tel, Inc.	4,800	32
Perficient, Inc.*	7,400	35
Rackspace Hosting, Inc.*	4,100	22
RealNetworks, Inc.*	19,600	69
S1 Corp.*	10,700	84
Safeguard Scientifics, Inc.*	27,800	19
Sapient Corp.*	20,400	91
Shutterfly, Inc.*	4,569	32
SonicWALL, Inc.*	12,200	49
Sourcefire, Inc.*	4,000	22
Stamps.com, Inc.*	3,150	31
SupportSoft, Inc.*	9,000	20
TechTarget, Inc.*	2,947	13
TeleCommunication Systems, Inc., Class A*	7,100	61
Terremark Worldwide, Inc.*	12,900	50
TheStreet.com, Inc.	4,600	13
thinkorswim Group, Inc.*	12,000	67
TIBCO Software, Inc.*	43,200	224
United Online, Inc.	17,652	107
ValueClick, Inc.*	20,100	138
Vasco Data Security International, Inc.*	6,400	66
Vignette Corp.*	6,000	56
Vocus, Inc.*	3,800	69
Web.com Group, Inc.*	6,900	25
Websense, Inc.*	10,300	154

		4,574

Investment Companies - 0.5%
Apollo Investment Corp.	32,543	303
Ares Capital Corp.	22,500	142
BlackRock Kelso Capital Corp.	2,700	27
Capital Southwest Corp.	700	76
Gladstone Capital Corp.	4,900	40
Gladstone Investment Corp.	3,700	18
Harris & Harris Group, Inc., Class A*	6,000	24
Hercules Technology Growth Capital, Inc.	7,600	60
Kohlberg Capital Corp.	4,400	16
MCG Capital Corp.	18,400	13
Medallion Financial Corp.	2,400	18
MVC Capital, Inc.	5,700	62
NGP Capital Resources Co.	5,000	42
Patriot Capital Funding, Inc.	4,900	18

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Investment Companies - 0.5% continued
PennantPark Investment Corp.	4,100	$15
Prospect Capital Corp.	6,500	78

		952

Iron/Steel - 0.1%
China Precision Steel, Inc.*	6,200	8
General Steel Holdings, Inc.*	2,600	10
Olympic Steel, Inc.	2,200	45
Sutor Technology Group Ltd.*	1,800	4
Universal Stainless & Alloy*	1,700	25

		92

Leisure Time - 0.5%
Ambassadors Group, Inc.	4,300	39
Brunswick Corp.	20,700	87
Callaway Golf Co.	15,347	143
Life Time Fitness, Inc.*	8,200	106
Marine Products Corp.	2,500	14
Nautilus, Inc.*	5,937	13
Polaris Industries, Inc.	7,601	218
Town Sports International Holdings, Inc.*	4,600	15
WMS Industries, Inc.*	10,000	269

		904

Lodging - 0.2%
Ameristar Casinos, Inc.	6,000	52
Gaylord Entertainment Co.*	9,300	101
Lodgian, Inc.*	4,370	9
Marcus Corp.	4,725	77
Monarch Casino & Resort, Inc.*	2,600	30
Morgans Hotel Group Co.*	6,400	30
Riviera Holdings Corp.*	3,000	9

		308

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	4,100	128

Machinery - Diversified - 1.5%
Alamo Group, Inc.	1,100	16
Albany International Corp., Class A	6,967	90
Altra Holdings, Inc.*	6,300	50
Applied Industrial Technologies, Inc.	9,753	185
Briggs & Stratton Corp.	11,300	199
Cascade Corp.	2,100	63
Chart Industries, Inc.*	6,700	71
Cognex Corp.	9,043	134
Columbus McKinnon Corp. of New York*	4,500	61
DXP Enterprises, Inc.*	1,800	26
Flow International Corp.*	9,400	23
Gerber Scientific, Inc.*	6,100	31
Gorman-Rupp (The) Co.	3,283	102
Hurco Cos., Inc.*	1,700	20
Intermec, Inc.*	14,300	190
Intevac, Inc.*	5,500	28
iRobot Corp.*	4,300	39
Kadant, Inc.*	2,920	39
Key Technology, Inc.*	1,100	21
Lindsay Corp.	2,755	88
Middleby Corp.*	4,000	109
NACCO Industries, Inc., Class A	1,400	52
Nordson Corp.	7,700	249
Presstek, Inc.*	5,400	17
Raser Technologies, Inc.*	11,100	41
Robbins & Myers, Inc.	6,500	105
Sauer-Danfoss, Inc.	2,600	23
Tecumseh Products Co., Class A*	3,900	37
Tennant Co.	3,900	60
TurboChef Technologies, Inc.*	5,000	25
Twin Disc, Inc.	2,200	15
Wabtec Corp.	11,074	440

		2,649

Media - 0.4%
AH Belo Corp., Class A	5,080	11
Belo Corp., Class A	20,400	32
Charter Communications, Inc., Class A*	103,700	9
Citadel Broadcasting Corp.*	48,100	8
CKX, Inc.*	12,000	44
Courier Corp.	2,525	45
Cox Radio, Inc., Class A*	5,400	33
Crown Media Holdings, Inc., Class A*	2,500	7
Cumulus Media, Inc., Class A*	6,576	16
DG FastChannel, Inc.*	4,200	52
Dolan Media Co.*	6,200	41
Entercom Communications Corp., Class A	7,700	10
Entravision Communications Corp., Class A*	12,900	20
Fisher Communications, Inc.	1,500	31
Gray Television, Inc.	11,000	4
Journal Communications, Inc., Class A	11,000	27
Lee Enterprises, Inc.	12,100	5
Lin TV Corp., Class A*	7,100	8

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Media - 0.4% continued
Martha Stewart Living Omnimedia, Inc., Class A*	6,900	$18
McClatchy Co., Class A	13,700	11
Media General, Inc., Class A	5,800	10
Mediacom Communications Corp., Class A*	9,100	39
Playboy Enterprises, Inc., Class B*	5,400	12
Primedia, Inc.	6,250	14
R.H. Donnelley Corp.*	16,400	6
RHI Entertainment, Inc.*	3,100	25
Scholastic Corp.	5,600	76
Sinclair Broadcast Group, Inc., Class A	11,100	34
Value Line, Inc.	300	10
World Wrestling Entertainment, Inc., Class A	4,900	54

		712

Metal Fabrication/Hardware - 0.9%
Ampco-Pittsburgh Corp.	2,000	43
Castle (A.M.) & Co.	3,800	41
CIRCOR International, Inc.	3,900	107
Dynamic Materials Corp.	2,900	56
Foster (L.B.) Co., Class A*	2,500	78
Furmanite Corp.*	8,300	45
Haynes International, Inc.*	2,800	69
Kaydon Corp.	7,813	268
Ladish Co., Inc.*	3,500	49
Lawson Products, Inc.	1,040	24
Mueller Industries, Inc.	8,600	216
Mueller Water Products, Inc., Class A	26,700	224
NN, Inc.	3,900	9
Northwest Pipe Co.*	2,100	90
RBC Bearings, Inc.*	5,000	101
Sun Hydraulics, Inc.	2,750	52
Worthington Industries, Inc.	14,900	164

		1,636

Mining - 0.9%
Allied Nevada Gold Corp.*	10,700	54
AMCOL International Corp.	5,914	124
Apex Silver Mines Ltd.*	12,900	13
Brush Engineered Materials, Inc.*	4,700	60
Coeur D’alene Mines Corp.*	125,900	111
Compass Minerals International, Inc.	7,400	434
General Moly, Inc.*	14,500	17
Hecla Mining Co.*	38,700	108
Horsehead Holding Corp.*	8,600	40
Kaiser Aluminum Corp.	3,600	81
Royal Gold, Inc.	6,700	330
RTI International Metals, Inc.*	5,400	77
Stillwater Mining Co.*	9,650	48
Uranium Resources, Inc.*	14,500	11
USEC, Inc.*	25,800	116

		1,624

Miscellaneous Manufacturing - 2.0%
Actuant Corp., Class A	12,910	246
Acuity Brands, Inc.	9,300	325
American Railcar Industries, Inc.	2,200	23
Ameron International Corp.	2,100	132
AZZ, Inc.*	2,900	73
Barnes Group, Inc.	11,064	160
Blount International, Inc.*	9,000	85
Ceradyne, Inc.*	6,050	123
China Fire & Security Group, Inc.*	3,200	22
Clarcor, Inc.	11,524	382
Colfax Corp.*	5,267	55
EnPro Industries, Inc.*	4,600	99
ESCO Technologies, Inc.*	6,000	246
Federal Signal Corp.	11,300	93
Freightcar America, Inc.	2,700	49
GenTek, Inc.*	2,200	33
Griffon Corp.*	9,979	93
Hexcel Corp.*	22,207	164
Koppers Holdings, Inc.	4,800	104
LSB Industries, Inc.*	4,200	35
Lydall, Inc.*	4,200	24
Matthews International Corp., Class A	7,200	264
Metabolix, Inc.*	4,400	56
Movado Group, Inc.	3,700	35
Myers Industries, Inc.	6,806	54
NL Industries, Inc.	1,800	24
Park-Ohio Holdings Corp.*	1,700	11
PMFG, Inc.*	2,800	27
Polypore International, Inc.*	3,600	27
Raven Industries, Inc.	3,700	89
Reddy Ice Holdings, Inc.	4,300	6
Smith & Wesson Holding Corp.*	9,900	22
Smith (A.O.) Corp.	4,700	139
Standex International Corp.	3,000	60
Tredegar Corp.	5,550	101

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Miscellaneous Manufacturing - 2.0% continued
Trimas Corp.*	2,900	$4

		3,485

Office Furnishings - 0.3%
Herman Miller, Inc.	12,800	167
HNI Corp.	10,300	163
Interface, Inc., Class A	12,800	59
Knoll, Inc.	11,160	101

		490

Oil & Gas - 2.6%
Abraxas Petroleum Corp.*	13,700	10
Alon USA Energy, Inc.	2,500	23
American Oil & Gas, Inc.*	12,600	10
APCO Argentina, Inc.	900	24
Approach Resources, Inc.*	2,326	17
Arena Resources, Inc.*	8,700	244
Atlas America, Inc.	8,090	120
ATP Oil & Gas Corp.*	6,407	37
Berry Petroleum Co., Class A	10,100	76
Bill Barrett Corp.*	8,470	179
BMB Munai, Inc.*	9,900	14
BPZ Energy, Inc.*	13,900	89
Brigham Exploration Co.*	10,700	34
Bronco Drilling Co., Inc.*	6,500	42
Callon Petroleum Co.*	5,700	15
Cano Petroleum, Inc.*	11,700	5
Carrizo Oil & Gas, Inc.*	6,354	102
Cheniere Energy, Inc.*	12,000	34
Clayton Williams Energy, Inc.*	1,300	59
Comstock Resources, Inc.*	10,400	491
Concho Resources, Inc.*	12,600	288
Contango Oil & Gas Co.*	3,000	169
CVR Energy, Inc.*	5,703	23
Delek US Holdings, Inc.	3,300	17
Delta Petroleum Corp.*	14,900	71
Double Eagle Petroleum Co.*	2,000	14
Endeavour International Corp.*	28,600	14
Energy Partners Ltd.*	7,967	11
Energy XXI Bermuda Ltd.	29,300	23
EXCO Resources, Inc.*	34,100	309
FX Energy, Inc.*	9,300	26
Gasco Energy, Inc.*	28,700	11
GeoGlobal Resources, Inc.*	8,600	14
GeoMet, Inc.*	2,988	5
Georesources, Inc.*	1,500	13
GMX Resources, Inc.*	3,858	98
Goodrich Petroleum Corp.*	5,095	153
Gran Tierra Energy, Inc.*	51,300	144
Gulfport Energy Corp.*	6,300	25
Harvest Natural Resources, Inc.*	7,500	32
Houston American Energy Corp.	3,700	13
McMoRan Exploration Co.*	13,700	134
Meridian Resource Corp.*	20,912	12
Northern Oil And Gas, Inc.*	5,300	14
Oilsands Quest, Inc.*	43,200	32
Panhandle Royalty Co., Class A	1,600	29
Parallel Petroleum Corp.*	10,100	20
Parker Drilling Co.*	26,700	77
Penn Virginia Corp.	9,600	249
Petroleum Development Corp.*	3,402	82
Petroquest Energy, Inc.*	10,000	68
Pioneer Drilling Co.*	11,500	64
Precision Drilling Trust	5,033	42
Quest Resource Corp.*	6,700	3
RAM Energy Resources, Inc.*	13,000	11
Rex Energy Corp.*	4,400	13
Rosetta Resources, Inc.*	12,170	86
Stone Energy Corp.*	7,435	82
Sulphco, Inc.*	10,300	10
Swift Energy Co.*	7,090	119
Toreador Resources Corp.*	4,200	23
Tri-Valley Corp.*	5,600	10
TXCO Resources, Inc.*	9,200	14
Vaalco Energy, Inc.*	13,500	100
Venoco, Inc.*	5,063	14
Warren Resources, Inc.*	13,930	28
Western Refining, Inc.	6,900	54

		4,488

Oil & Gas Services - 0.8%
Allis-Chalmers Energy, Inc.*	6,800	37
Basic Energy Services, Inc.*	9,700	127
Bolt Technology Corp.*	2,300	16
Cal Dive International, Inc.*	10,233	67
CARBO Ceramics, Inc.	4,700	167
Complete Production Services, Inc.*	11,100	90
Dawson Geophysical Co.*	1,800	32
Dril-Quip, Inc.*	7,100	146
Flotek Industries, Inc.*	5,200	13

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Oil & Gas Services - 0.8% continued
Geokinetics, Inc.*	1,200	$3
Gulf Island Fabrication, Inc.	2,900	42
Hornbeck Offshore Services, Inc.*	5,500	90
ION Geophysical Corp.*	19,600	67
Lufkin Industries, Inc.	3,400	117
Matrix Service Co.*	6,000	46
Mitcham Industries, Inc.*	2,500	10
NATCO Group, Inc., Class A*	4,600	70
Natural Gas Services Group, Inc.*	2,800	28
Newpark Resources, Inc.*	20,780	77
RPC, Inc.	6,741	66
Superior Well Services, Inc.*	4,000	40
T-3 Energy Services, Inc.*	2,900	27
Trico Marine Services, Inc.*	3,400	15
Union Drilling, Inc.*	3,300	17
Willbros Group, Inc.*	9,200	78

		1,488

Packaging & Containers - 0.4%
AEP Industries, Inc.*	1,400	25
Graphic Packaging Holding Co.*	35,900	41
Rock-Tenn Co., Class A	8,840	302
Silgan Holdings, Inc.	5,800	277

		645

Pharmaceuticals - 2.9%
Acadia Pharmaceuticals, Inc.*	8,800	8
Adolor Corp.*	11,200	19
Akorn, Inc.*	13,700	32
Alexza Pharmaceuticals, Inc.*	5,600	18
Alkermes, Inc.*	22,100	235
Allos Therapeutics, Inc.*	12,300	75
Amicus Therapeutics, Inc.*	1,200	10
Ardea Biosciences, Inc.*	2,700	32
Array Biopharma, Inc.*	11,400	46
Auxilium Pharmaceuticals, Inc.*	9,500	270
Biodel, Inc.*	2,339	11
BioForm Medical, Inc.*	3,880	4
Cadence Pharmaceuticals, Inc.*	4,763	34
Caraco Pharmaceutical Laboratories Ltd.*	2,000	12
Catalyst Health Solutions, Inc.*	7,600	185
CV Therapeutics, Inc.*	14,100	130
Cypress Bioscience, Inc.*	8,600	59
Cytori Therapeutics, Inc.*	4,900	18
Depomed, Inc.*	10,400	17
Durect Corp.*	18,900	64
Dyax Corp.*	12,300	45
Idenix Pharmaceuticals, Inc.*	6,100	35
I-Flow Corp.*	5,500	26
Indevus Pharmaceuticals, Inc.*	18,300	57
Inspire Pharmaceuticals, Inc.*	9,600	35
Isis Pharmaceuticals, Inc.*	20,600	292
Javelin Pharmaceuticals, Inc.*	9,600	12
KV Pharmaceutical Co., Class A*	8,100	23
Mannatech, Inc.	3,900	10
MannKind Corp.*	11,900	41
MAP Pharmaceuticals, Inc.*	941	7
Medarex, Inc.*	29,600	165
Medicis Pharmaceutical Corp., Class A	13,100	182
Medivation, Inc.*	5,900	86
MiddleBrook Pharmaceuticals, Inc.*	8,700	13
Nabi Biopharmaceuticals*	12,000	40
Nektar Therapeutics*	21,100	117
Neogen Corp.*	3,400	85
Neurocrine Biosciences, Inc.*	9,200	29
Noven Pharmaceuticals, Inc.*	5,800	64
Obagi Medical Products, Inc.*	4,400	33
Omega Protein Corp.*	4,700	19
Onyx Pharmaceuticals, Inc.*	12,700	434
Optimer Pharmaceuticals, Inc.*	5,000	61
Orexigen Therapeutics, Inc.*	4,548	25
Osiris Therapeutics, Inc.*	3,200	61
Pain Therapeutics, Inc.*	7,900	47
Par Pharmaceutical Cos., Inc.*	8,000	107
Pharmasset, Inc.*	4,000	52
PharMerica Corp.*	7,154	112
Pozen, Inc.*	5,900	30
Progenics Pharmaceuticals, Inc.*	6,282	65
Questcor Pharmaceuticals, Inc.*	11,500	107
Rigel Pharmaceuticals, Inc.*	8,600	69
Salix Pharmaceuticals Ltd.*	11,100	98
Savient Pharmaceuticals, Inc.*	12,852	74
Synta Pharmaceuticals Corp.*	3,500	21
Synutra International, Inc.*	2,500	28
Targacept, Inc.*	3,500	12
Theravance, Inc.*	12,000	149
USANA Health Sciences, Inc.*	1,600	55
Valeant Pharmaceuticals International*	14,500	332
Viropharma, Inc.*	18,000	234

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Pharmaceuticals - 2.9% continued
Vivus, Inc.*	15,800	$84
Xenoport, Inc.*	5,800	146

		5,098

Pipelines - 0.0%
Crosstex Energy, Inc.	9,289	36

Real Estate - 0.2%
Avatar Holdings, Inc.*	1,400	37
Consolidated-Tomoka Land Co. of Florida	1,300	50
Forestar Real Estate Group, Inc.*	8,400	80
FX Real Estate and Entertainment, Inc.*	2,240	1
Grubb & Ellis Co.	8,800	11
Hilltop Holdings, Inc.*	10,374	101
Meruelo Maddux Properties, Inc.*	12,300	15
Stratus Properties, Inc.*	1,300	16
Thomas Properties Group, Inc.	5,900	15

		326

Real Estate Investment Trusts - 5.6%
Acadia Realty Trust	7,585	108
Agree Realty Corp.	1,800	33
Alexander’s, Inc.	400	102
American Campus Communities, Inc.	9,764	200
American Capital Agency Corp.	2,300	49
Anthracite Capital, Inc.	14,300	32
Anworth Mortgage Asset Corp.	19,100	123
Arbor Realty Trust, Inc.	3,800	11
Ashford Hospitality Trust, Inc.	21,181	24
Associated Estates Realty Corp.	3,300	30
BioMed Realty Trust, Inc.	18,600	218
Capital Lease Funding, Inc.	10,000	17
Capital Trust, Inc. of New York, Class A	3,800	14
Capstead Mortgage Corp.	12,900	139
Care Investment Trust, Inc.	1,800	14
Cedar Shopping Centers, Inc.	8,900	63
Chimera Investment Corp.	31,094	107
Cogdell Spencer, Inc.	1,700	16
Colonial Properties Trust	11,200	93
Corporate Office Properties Trust SBI of Maryland	9,717	298
Cousins Properties, Inc.	9,900	137
DCT Industrial Trust, Inc.	39,800	201
DiamondRock Hospitality Co.	21,900	111
DuPont Fabros Technology, Inc.	2,730	6
EastGroup Properties, Inc.	5,700	203
Education Realty Trust, Inc.	6,760	35
Entertainment Properties Trust	7,475	223
Equity Lifestyle Properties, Inc.	4,700	180
Equity One, Inc.	7,400	131
Extra Space Storage, Inc.	19,700	203
FelCor Lodging Trust, Inc.	14,800	27
First Industrial Realty Trust, Inc.	10,500	79
First Potomac Realty Trust	6,400	60
Franklin Street Properties Corp.	13,542	200
Getty Realty Corp.	4,000	84
Glimcher Realty Trust	9,100	26
Gramercy Capital Corp. of New York	10,279	13
Hatteras Financial Corp.	3,500	93
Healthcare Realty Trust, Inc.	13,400	315
Hersha Hospitality Trust	11,000	33
Highwoods Properties, Inc.	14,500	397
Home Properties, Inc.	7,300	296
Inland Real Estate Corp.	13,300	173
Investors Real Estate Trust	13,300	142
JER Investors Trust, Inc.	5,200	5
Kite Realty Group Trust	5,300	29
LaSalle Hotel Properties	9,300	103
Lexington Realty Trust	17,140	86
LTC Properties, Inc.	5,400	109
Maguire Properties, Inc.*	9,500	14
Medical Properties Trust, Inc.	15,400	97
MFA Mortgage Investments, Inc.	45,200	266
Mid-America Apartment Communities, Inc.	6,100	227
Mission West Properties	3,400	26
Monmouth Reit, Class A	1,900	13
National Health Investors, Inc.	5,100	140
National Retail Properties, Inc.	17,900	308
Newcastle Investment Corp.	12,600	11
NorthStar Realty Finance Corp.	13,100	51
OMEGA Healthcare Investors, Inc.	18,930	302
One Liberty Properties, Inc.	900	8
Parkway Properties, Inc. of Maryland	3,600	65
Pennsylvania Real Estate Investment Trust	8,301	62
Post Properties, Inc.	10,200	168
PS Business Parks, Inc.	3,500	156
RAIT Financial Trust	14,200	37
Ramco-Gershenson Properties	4,000	25
Realty Income Corp.	23,100	535
Redwood Trust, Inc.	7,700	115

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Real Estate Investment Trusts - 5.6% continued
Resource Capital Corp.	5,000	$19
Saul Centers, Inc.	2,200	87
Senior Housing Properties Trust	26,200	469
Sovran Self Storage, Inc.	5,000	180
Strategic Hotels & Resorts, Inc.	18,862	32
Sun Communities, Inc.	3,900	55
Sunstone Hotel Investors, Inc.	11,100	69
Tanger Factory Outlet Centers, Inc.	7,200	271
Universal Health Realty Income Trust	2,800	92
Urstadt Biddle Properties, Inc., Class A	4,700	75
U-Store-It Trust	12,100	54
Washington Real Estate Investment Trust	12,100	342
Winthrop Realty Trust	2,100	23

		9,785

Retail - 4.6%
99 Cents Only Stores*	10,900	119
Aeropostale, Inc.*	15,500	250
AFC Enterprises*	5,800	27
America’s Car-Mart, Inc.*	2,500	35
Asbury Automotive Group, Inc.	7,800	36
Bebe Stores, Inc.	8,800	66
Big 5 Sporting Goods Corp.	5,600	29
BJ’s Restaurants, Inc.*	4,100	44
Blockbuster, Inc., Class A*	41,800	53
Bob Evans Farms, Inc.	7,100	145
Borders Group, Inc.*	16,400	7
Brown Shoe Co., Inc.	10,000	85
Buckle (The), Inc.	5,300	116
Buffalo Wild Wings, Inc.*	4,100	105
Build-A-Bear Workshop, Inc.*	4,400	21
Cabela’s, Inc.*	9,400	55
Cache, Inc.*	4,100	8
California Pizza Kitchen, Inc.*	4,900	53
Casey’s General Stores, Inc.	11,700	266
Cash America International, Inc.	6,700	183
Casual Male Retail Group, Inc.*	9,300	5
Cato (The) Corp., Class A	6,500	98
CEC Entertainment, Inc.*	4,592	111
Charlotte Russe Holding, Inc.*	4,900	32
Charming Shoppes, Inc.*	26,200	64
Cheesecake Factory (The), Inc.*	13,670	138
Chico’s FAS, Inc.*	40,900	171
Children’s Place Retail Stores (The), Inc.*	5,400	117
Christopher & Banks Corp.	8,625	48
Citi Trends, Inc.*	3,300	49
CKE Restaurants, Inc.	12,000	104
Coldwater Creek, Inc.*	14,100	40
Collective Brands, Inc.*	14,800	173
Conn’s, Inc.*	2,500	21
Cracker Barrel Old Country Store, Inc.	5,100	105
Denny’s Corp.*	22,400	45
Dillard’s, Inc., Class A	13,200	52
DineEquity, Inc.	4,100	47
Domino’s Pizza, Inc.*	9,600	45
Dress Barn, Inc.*	10,600	114
DSW, Inc., Class A*	3,200	40
Ezcorp, Inc., Class A*	8,900	135
Finish Line (The), Inc., Class A	10,205	57
First Cash Financial Services, Inc.*	4,600	88
Fred’s, Inc., Class A	9,425	101
Fuqi International, Inc.*	2,400	15
Gaiam, Inc., Class A*	4,500	21
Genesco, Inc.*	4,453	75
Group 1 Automotive, Inc.	5,500	59
Gymboree Corp.*	6,500	170
Haverty Furniture Cos., Inc.	4,100	38
hhgregg, Inc.*	3,245	28
Hibbett Sports, Inc.*	6,543	103
HOT Topic, Inc.*	10,025	93
J Crew Group, Inc.*	9,700	118
Jack in the Box, Inc.*	13,400	296
Jo-Ann Stores, Inc.*	5,910	92
Jos. A. Bank Clothiers, Inc.*	4,233	111
Kenneth Cole Productions, Inc., Class A	2,342	17
Krispy Kreme Doughnuts, Inc.*	14,400	24
Landry’s Restaurants, Inc.	2,884	33
Luby’s, Inc.*	4,300	18
Lululemon Athletica, Inc.*	4,500	36
Lumber Liquidators, Inc.*	2,400	25
MarineMax, Inc.*	4,400	15
Men’s Wearhouse, Inc.	11,900	161
New York & Co., Inc.*	5,400	13
Nu Skin Enterprises, Inc., Class A	11,500	120
O’Charleys, Inc.	4,300	9
P.F. Chang’s China Bistro, Inc.*	5,500	115
Pacific Sunwear of California, Inc.*	16,400	26
Pantry (The), Inc.*	5,100	109

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Retail - 4.6% continued
Papa John’s International, Inc.*	4,950	$91
PC Connection, Inc.*	1,600	8
PC Mall, Inc.*	2,800	11
Pep Boys - Manny, Moe & Jack	10,100	42
PetMed Express, Inc.*	5,600	99
Pier 1 Imports, Inc.*	22,900	8
Pricesmart, Inc.	3,300	68
Red Robin Gourmet Burgers, Inc.*	3,500	59
Regis Corp.	9,900	144
Retail Ventures, Inc.*	7,200	25
Ruby Tuesday, Inc.*	12,800	20
Rush Enterprises, Inc., Class A*	8,050	69
Ruth’s Chris Steak House*	5,300	7
Sally Beauty Holdings, Inc.*	21,900	125
Shoe Carnival, Inc.*	2,200	21
Sonic Automotive, Inc., Class A	6,500	26
Sonic Corp.*	13,900	169
Stage Stores, Inc.	9,075	75
Steak n Shake (The) Co.*	7,104	42
Stein Mart, Inc.*	7,000	8
Steinway Musical Instruments*	1,700	30
Systemax, Inc.	2,200	24
Talbots, Inc.	6,600	16
Texas Roadhouse, Inc., Class A*	11,300	88
Tractor Supply Co.*	7,700	278
Tuesday Morning Corp.*	7,500	12
Tween Brands, Inc.*	5,900	26
Ulta Salon Cosmetics & Fragrance, Inc.*	4,400	36
Wendy’s/Arby’s Group, Inc., Class A	90,703	448
Wet Seal (The), Inc., Class A*	21,100	63
World Fuel Services Corp.	6,600	244
Zale Corp.*	7,600	25
Zumiez, Inc.*	4,900	37

		8,087

Savings & Loans - 1.5%
Abington Bancorp, Inc.	4,800	44
Anchor BanCorp Wisconsin, Inc.	4,900	13
BankFinancial Corp.	4,500	46
Beneficial Mutual Bancorp, Inc.*	7,500	84
Berkshire Hills Bancorp, Inc.	2,400	74
Brookline Bancorp, Inc.	13,503	144
Clifton Savings Bancorp, Inc.	2,500	30
Danvers Bancorp, Inc.	3,600	48
Dime Community Bancshares	5,425	72
ESSA Bancorp, Inc.	3,100	44
First Financial Holdings, Inc.	2,700	55
First Financial Northwest, Inc.	4,500	42
First Niagara Financial Group, Inc.	27,119	438
First Place Financial Corp. of Ohio	4,300	16
FirstFed Financial Corp.*	3,750	6
Flagstar Bancorp, Inc.*	11,200	8
Flushing Financial Corp.	4,925	59
Guaranty Financial Group, Inc.*	9,800	26
Investors Bancorp, Inc.*	10,200	137
Kearny Financial Corp.	4,000	51
NASB Financial, Inc.	800	22
NewAlliance Bancshares, Inc.	24,800	327
Northfield Bancorp, Inc.	3,746	42
Northwest Bancorp, Inc.	3,900	83
OceanFirst Financial Corp.	1,300	22
Oritani Financial Corp.*	2,600	44
Provident Financial Services, Inc.	13,829	212
Provident New York Bancorp	9,161	114
Rockville Financial, Inc.	2,200	31
Roma Financial Corp.	2,100	26
United Community Financial Corp. of Ohio	7,608	7
United Financial Bancorp, Inc.	3,100	47
ViewPoint Financial Group	2,600	42
Waterstone Financial, Inc.*	1,700	6
Westfield Financial, Inc.	6,337	65
WSFS Financial Corp.	1,400	67

		2,594

Semiconductors - 2.5%
Actel Corp.*	6,000	70
Advanced Analogic Technologies, Inc.*	10,400	31
Amkor Technology, Inc.*	25,200	55
Anadigics, Inc.*	16,200	24
Applied Micro Circuits Corp.*	15,275	60
Asyst Technologies, Inc.*	16,400	4
ATMI, Inc.*	7,400	114
AuthenTec, Inc.*	5,837	10
Axcelis Technologies, Inc.*	25,700	13
Brooks Automation, Inc.*	14,644	85
Cabot Microelectronics Corp.*	5,400	141
Cavium Networks, Inc.*	6,996	74
Ceva, Inc.*	4,100	29
Cirrus Logic, Inc.*	14,800	40
Cohu, Inc.	5,400	66

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Semiconductors - 2.5% continued
Diodes, Inc.*	6,937	$42
DSP Group, Inc.*	5,300	43
EMCORE Corp.*	19,000	25
Emulex Corp.*	19,600	137
Entegris, Inc.*	27,377	60
Entropic Communications, Inc.*	2,300	1
Exar Corp.*	8,600	57
Formfactor, Inc.*	11,300	165
Hittite Microwave Corp.*	4,500	133
IXYS Corp.	5,700	47
Kopin Corp.*	15,100	31
Kulicke & Soffa Industries, Inc.*	13,300	23
Lattice Semiconductor Corp.*	27,600	42
LTX-Credence Corp.*	35,000	9
Macrovision Solutions Corp.*	19,086	241
Mattson Technology, Inc.*	13,000	18
Micrel, Inc.	11,400	83
Microsemi Corp.*	18,200	230
Microtune, Inc.*	12,800	26
MIPS Technologies, Inc.*	11,900	13
MKS Instruments, Inc.*	11,400	169
Monolithic Power Systems, Inc.*	6,100	77
Netlogic Microsystems, Inc.*	4,000	88
Omnivision Technologies, Inc.*	12,100	64
Pericom Semiconductor Corp.*	5,000	27
Photronics, Inc.*	10,800	21
PLX Technology, Inc.*	7,200	12
PMC - Sierra, Inc.*	50,700	246
Power Integrations, Inc.	7,000	139
Rubicon Technology, Inc.*	3,300	14
Rudolph Technologies, Inc.*	6,632	23
Semitool, Inc.*	6,100	19
Semtech Corp.*	14,300	161
Sigma Designs, Inc.*	6,400	61
Silicon Image, Inc.*	17,000	71
Sirf Technology Holdings, Inc.*	14,300	18
Skyworks Solutions, Inc.*	37,700	209
Spansion, Inc., Class A*	30,600	6
Standard Microsystems Corp.*	5,200	85
Supertex, Inc.*	2,700	65
Techwell, Inc.*	3,800	25
Tessera Technologies, Inc.*	11,100	132
Transmeta Corp./Delaware*	2,900	53
TriQuint Semiconductor, Inc.*	33,854	116
Ultra Clean Holdings*	5,000	10
Ultratech, Inc.*	5,400	65
Veeco Instruments, Inc.*	7,400	47
Volterra Semiconductor Corp.*	6,200	44
Zoran Corp.*	12,365	84

		4,393

Software - 4.2%
Accelrys, Inc.*	4,800	21
ACI Worldwide, Inc.*	8,100	129
Actuate Corp.*	14,300	42
Acxiom Corp.	14,100	114
Advent Software, Inc.*	3,900	78
Allscripts Healthcare Solutions, Inc.	33,400	331
American Reprographics Co.*	8,540	59
American Software, Inc., Class A	3,900	18
ArcSight, Inc.*	144	1
Ariba, Inc.*	19,754	142
athenahealth, Inc.*	4,748	179
Avid Technology, Inc.*	6,900	75
Blackbaud, Inc.	10,216	138
Blackboard, Inc.*	7,100	186
Bottomline Technologies, Inc.*	5,500	39
Callidus Software, Inc.*	5,900	18
CommVault Systems, Inc.*	9,847	132
Computer Programs & Systems, Inc.	2,200	59
Concur Technologies, Inc.*	9,800	322
CSG Systems International, Inc.*	8,000	140
DemandTec, Inc.*	4,100	33
Digi International, Inc.*	6,300	51
DivX, Inc.*	6,300	33
Double-Take Software, Inc.*	3,900	35
Ebix, Inc.*	1,500	36
Eclipsys Corp.*	12,600	179
Epicor Software Corp.*	14,000	67
EPIQ Systems, Inc.*	8,225	137
Fair Isaac Corp.	11,200	189
FalconStor Software, Inc.*	8,800	24
infoGROUP, Inc.	7,550	36
Informatica Corp.*	20,200	277
Innerworkings, Inc.*	7,294	48
Interactive Intelligence, Inc.*	3,000	19
JDA Software Group, Inc.*	6,100	80
Lawson Software, Inc.*	27,300	129
Mantech International Corp., Class A*	4,700	255

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Software - 4.2% continued
MedAssets, Inc.*	4,246	$62
MicroStrategy, Inc., Class A*	2,100	78
Midway Games, Inc.*	9,789	2
Monotype Imaging Holdings, Inc.*	2,900	17
MSC.Software Corp.*	10,400	69
NetSuite, Inc.*	1,800	15
Omnicell, Inc.*	7,200	88
Omniture, Inc.*	14,440	154
OpenTV Corp., Class A*	18,700	23
OPNET Technologies, Inc.*	2,500	25
Parametric Technology Corp.*	26,320	333
Pegasystems, Inc.	3,400	42
Phase Forward, Inc.*	9,900	124
Phoenix Technologies Ltd.*	7,200	25
Progress Software Corp.*	9,600	185
PROS Holdings, Inc.*	3,200	18
QAD, Inc.	2,900	12
Quality Systems, Inc.	4,000	175
Quest Software, Inc.*	16,800	212
Renaissance Learning, Inc.	2,300	21
RightNow Technologies, Inc.*	6,600	51
Schawk, Inc.	3,500	40
Seachange International, Inc.*	7,300	53
Smith Micro Software, Inc.*	7,000	39
Solera Holdings, Inc.*	11,800	284
SPSS, Inc.*	4,100	111
Sybase, Inc.*	18,100	448
Synchronoss Technologies, Inc.*	4,700	50
SYNNEX Corp.*	4,100	46
Take-Two Interactive Software, Inc.	17,800	135
Taleo Corp., Class A*	6,161	48
THQ, Inc.*	16,025	67
Trident Microsystems, Inc.*	14,100	27
Tyler Technologies, Inc.*	8,800	105
Ultimate Software Group, Inc.*	5,600	82
VeriFone Holdings, Inc.*	16,100	79
Wind River Systems, Inc.*	15,600	141

		7,337

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	8,000	115

Telecommunications - 3.8%
3Com Corp.*	93,400	213
Acme Packet, Inc.*	5,700	30
Adaptec, Inc.*	28,000	92
Adtran, Inc.	13,000	193
Airvana, Inc.*	4,669	29
Alaska Communications Systems Group, Inc.	9,900	93
Anaren, Inc.*	3,600	43
Anixter International, Inc.*	6,900	208
Applied Signal Technology, Inc.	2,400	43
Arris Group, Inc.*	28,366	225
Aruba Networks, Inc.*	12,100	31
Atheros Communications, Inc.*	13,700	196
Atlantic Tele-Network, Inc.	2,000	53
Avanex Corp.*	4,193	4
BigBand Networks, Inc.*	7,583	42
Black Box Corp.	4,100	107
Bookham, Inc.*	22,200	10
Cbeyond, Inc.*	5,500	88
Centennial Communications Corp.*	15,600	126
Cincinnati Bell, Inc.*	52,700	102
Comtech Telecommunications Corp.*	5,525	253
Consolidated Communications Holdings, Inc.	5,543	66
CPI International, Inc.*	1,900	16
EMS Technologies, Inc.*	3,700	96
Extreme Networks*	21,200	50
Fairpoint Communications, Inc.	21,010	69
FiberTower Corp.*	27,700	4
Finisar Corp.*	90,147	34
General Communication, Inc., Class A*	10,700	87
GeoEye, Inc.*	4,300	83
Global Crossing Ltd.*	6,000	48
Globalstar, Inc.*	7,754	1
Globecomm Systems, Inc.*	4,000	22
Harmonic, Inc.*	21,800	122
Harris Stratex Networks, Inc., Class A*	5,800	30
Hughes Communications, Inc.*	1,800	29
Hypercom Corp.*	14,700	16
ICO Global Communications Holdings Ltd.*	26,100	29
IDT Corp., Class B*	12,300	5
Infinera Corp.*	21,166	190
InterDigital, Inc.*	10,500	289
Iowa Telecommunications Services, Inc.	7,400	106
iPCS, Inc.*	4,400	30
IPG Photonics Corp.*	4,462	59
Ixia*	10,200	59

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Telecommunications - 3.8% continued
Knology, Inc.*	6,800	$35
Loral Space & Communications, Inc.*	2,800	41
Mastec, Inc.*	9,900	115
MRV Communications, Inc.*	39,134	30
Netgear, Inc.*	8,200	94
Neutral Tandem, Inc.*	4,000	65
Nextwave Wireless, Inc.*	10,600	1
Novatel Wireless, Inc.*	7,900	37
NTELOS Holdings Corp.	6,900	170
Oplink Communications, Inc.*	4,728	41
Opnext, Inc.*	4,732	8
Orbcomm, Inc.*	7,200	16
PAETEC Holding Corp.*	29,587	43
Parkervision, Inc.*	5,400	13
Plantronics, Inc.	11,200	148
Polycom, Inc.*	20,000	270
Powerwave Technologies, Inc.*	32,700	16
Preformed Line Products Co.	100	5
Premiere Global Services, Inc.*	14,300	123
RCN Corp.*	9,000	53
RF Micro Devices, Inc.*	60,903	47
SAVVIS, Inc.*	9,000	62
Shenandoah Telecom Co.	5,429	152
ShoreTel, Inc.*	9,563	43
Sonus Networks, Inc.*	47,300	75
Starent Networks Corp.*	7,076	84
Switch & Data Facilities Co., Inc.*	5,078	37
Sycamore Networks, Inc.*	43,700	118
Symmetricom, Inc.*	10,500	41
Syniverse Holdings, Inc.*	11,880	142
Tekelec*	15,100	201
TerreStar Corp.*	13,600	5
tw telecom, Inc.*	33,600	285
USA Mobility, Inc.*	5,376	62
UTStarcom, Inc.*	25,300	47
Viasat, Inc.*	5,900	142
Virgin Mobile USA, Inc.*	6,183	5
Vonage Holdings Corp.*	13,200	9

		6,602

Textiles - 0.1%
G&K Services, Inc., Class A	4,550	92
Unifirst Corp. of Massachusetts	3,400	101

		193

Toys Games & Hobbies - 0.3%
Jakks Pacific, Inc.*	6,350	131
Leapfrog Enterprises, Inc.*	8,200	29
Marvel Entertainment, Inc.*	11,300	347
RC2 Corp.*	4,309	46

		553

Transportation - 1.9%
American Commercial Lines, Inc.*	8,900	44
Arkansas Best Corp.	5,200	157
Atlas Air Worldwide Holdings, Inc.*	2,999	57
Bristow Group, Inc.*	5,627	151
CAI International, Inc.*	1,400	4
Celadon Group, Inc.*	5,000	43
DHT Maritime, Inc.	9,000	50
Dynamex, Inc.*	2,010	30
Eagle Bulk Shipping, Inc.	11,000	75
Forward Air Corp.	6,650	161
Genco Shipping & Trading Ltd.	5,680	84
General Maritime Corp.	10,591	114
Genesee & Wyoming, Inc., Class A*	7,125	217
Golar LNG Ltd.	8,500	57
Gulfmark Offshore, Inc.*	5,300	126
Heartland Express, Inc.	12,970	204
Horizon Lines, Inc., Class A	7,300	25
HUB Group, Inc., Class A*	8,400	223
International Shipholding Corp.	1,300	33
Knight Transportation, Inc.	13,239	213
Knightsbridge Tankers Ltd.	3,900	57
Marten Transport Ltd.*	3,550	67
Nordic American Tanker Shipping	7,900	267
Old Dominion Freight Line, Inc.*	6,325	180
Pacer International, Inc.	8,100	84
Patriot Transportation Holding, Inc.*	400	28
PHI, Inc.*	3,100	43
Saia, Inc.*	3,100	34
Ship Finance International Ltd.	10,000	111
TBS International Ltd., Class A*	2,600	26
Teekay Tankers Ltd.	3,200	41
Ultrapetrol Bahamas Ltd.*	6,200	20
Universal Truckload Services, Inc.*	1,500	21
Werner Enterprises, Inc.	9,900	172
YRC Worldwide, Inc.*	13,500	39

		3,258

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Trucking & Leasing - 0.1%
Aircastle Ltd.	10,800	$52
AMERCO, Inc.*	2,200	76
Greenbrier Cos., Inc.	3,800	26
TAL International Group, Inc.	3,400	48
Textainer Group Holdings Ltd.	2,000	21

		223

Water - 0.4%
American States Water Co.	4,000	132
California Water Service Group	4,500	209
Connecticut Water Service, Inc.	1,300	31
Consolidated Water Co., Inc.	3,300	41
Middlesex Water Co.	2,000	34
Pico Holdings, Inc.*	3,800	101
SJW Corp.	3,100	93
Southwest Water Co.	6,197	20

		661

Total Common Stocks (Cost $238,774)		171,345

INVESTMENT COMPANIES - 0.0%
Kayne Anderson Energy Development Co.	2,300	17

Total Investment Companies (Cost $58)		17

	NUMBER OF WARRANTS
WARRANTS - 0.0%
Lantronix, Inc.*	141	—
Pegasus Wireless*	1,680	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.0%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$2,447	2,447
U.S. Treasury Bill,
0.20%, 5/14/09(1)	1,020	1,020

Total Short-Term Investments (Cost $3,467)		3,467

Total Investments - 99.8% (Cost $242,299)		174,829

Other Assets less Liabilities - 0.2%		413

NET ASSETS - 100.0%		$175,242

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	78	$3,884	Long	3/09	$273

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$242,299

Gross tax appreciation of investments	$20,646
Gross tax depreciation of investments	(88,116)

Net tax depreciation of investments	$(67,470)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$171,363	$273

Level 2	3,466	—

Level 3	—	—

Total	$174,829	$273

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%
Advertising - 0.1%
Interpublic Group of Cos. (The), Inc.*	47,235	$187
Omnicom Group, Inc.	33,500	902

		1,089

Aerospace/Defense - 2.4%
Boeing Co.	81,168	3,463
General Dynamics Corp.	43,300	2,494
Goodrich Corp.	12,200	452
L-3 Communications Holdings, Inc.	13,200	974
Lockheed Martin Corp.	36,146	3,039
Northrop Grumman Corp.	36,798	1,657
Raytheon Co.	44,600	2,276
Rockwell Collins, Inc.	16,700	653
United Technologies Corp.	104,900	5,623

		20,631

Agriculture - 2.1%
Altria Group, Inc.	227,700	3,429
Archer-Daniels-Midland Co.	71,092	2,050
Lorillard, Inc.	18,103	1,020
Philip Morris International, Inc.	221,300	9,629
Reynolds American, Inc.	17,000	685
UST, Inc.	16,800	1,166

		17,979

Airlines - 0.1%
Southwest Airlines Co.	77,530	668

Apparel - 0.4%
Coach, Inc.*	35,200	731
Jones Apparel Group, Inc.	9,200	54
NIKE, Inc., Class B	43,600	2,224
Polo Ralph Lauren Corp.	6,000	272
VF Corp.	8,928	489

		3,770

Auto Manufacturers - 0.2%
Ford Motor Co.*	263,803	604
General Motors Corp.	73,200	234
PACCAR, Inc.	40,178	1,149

		1,987

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	25,558	153
Johnson Controls, Inc.	62,800	1,140

		1,293

Banks - 7.5%
Bank of America Corp.	546,383	7,693
Bank of New York Mellon (The) Corp.	126,947	3,596
BB&T Corp.	62,000	1,702
Capital One Financial Corp.	41,903	1,336
Citigroup, Inc.	589,261	3,954
Comerica, Inc.	15,750	313
Fifth Third Bancorp	64,230	531
First Horizon National Corp.	24,138	255
First Horizon National Corp. - Fractional Shares*	14,765	—
Goldman Sachs Group (The), Inc.	47,752	4,030
Huntington Bancshares, Inc.	42,372	325
JPMorgan Chase & Co.	406,603	12,820
KeyCorp	49,600	423
M&T Bank Corp.	8,700	499
Marshall & Ilsley Corp.	27,199	371
Morgan Stanley	117,618	1,887
National City Corp.	219,500	397
Northern Trust Corp.(1) (2)	23,200	1,210
PNC Financial Services Group, Inc.	39,100	1,916
Regions Financial Corp.	76,604	610
State Street Corp.	46,300	1,821
SunTrust Banks, Inc.	38,800	1,146
U.S. Bancorp	193,977	4,851
Wachovia Corp.	234,487	1,299
Wells Fargo & Co.	412,414	12,158
Zions Bancorporation	13,200	323

		65,466

Beverages - 2.5%
Brown-Forman Corp., Class B	10,825	557
Coca-Cola (The) Co.	218,200	9,878
Coca-Cola Enterprises, Inc.	30,700	369
Constellation Brands, Inc., Class A*	22,200	350
Dr Pepper Snapple Group, Inc.*	26,600	432
Molson Coors Brewing Co., Class B	16,700	817
Pepsi Bottling Group, Inc.	14,900	336
PepsiCo, Inc.	168,780	9,244

		21,983

Biotechnology - 2.2%
Amgen, Inc.*	115,036	6,643
Biogen Idec, Inc.*	31,055	1,479
Celgene Corp.*	49,900	2,758
Genzyme Corp.*	30,100	1,998
Gilead Sciences, Inc.*	100,488	5,139

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology - 2.2% continued
Life Technologies Corp.*	20,533	$479
Millipore Corp.*	6,700	345

		18,841

Building Materials - 0.0%
Masco Corp.	36,000	401

Chemicals - 1.8%
Air Products & Chemicals, Inc.	23,700	1,191
CF Industries Holdings, Inc.	6,600	325
Dow Chemical (The) Co.	102,471	1,546
du Pont (E.I.) de Nemours & Co.	99,977	2,529
Eastman Chemical Co.	8,075	256
Ecolab, Inc.	18,100	636
International Flavors & Fragrances, Inc.	6,700	199
Monsanto Co.	59,082	4,157
PPG Industries, Inc.	16,500	700
Praxair, Inc.	33,500	1,989
Rohm & Haas Co.	13,643	843
Sherwin-Williams (The) Co.	11,200	669
Sigma-Aldrich Corp.	13,900	587

		15,627

Coal - 0.2%
Consol Energy, Inc.	18,700	535
Massey Energy Co.	10,100	139
Peabody Energy Corp.	29,400	669

		1,343

Commercial Services - 1.2%
Apollo Group, Inc., Class A*	11,900	912
Automatic Data Processing, Inc.	56,700	2,230
Convergys Corp.*	9,600	61
Donnelley (R.R.) & Sons Co.	22,300	303
Equifax, Inc.	12,100	321
H&R Block, Inc.	35,200	800
Mastercard, Inc., Class A	7,800	1,115
McKesson Corp.	30,241	1,171
Monster Worldwide, Inc.*	13,700	166
Moody’s Corp.	20,804	418
Paychex, Inc.	37,000	972
Robert Half International, Inc.	15,500	323
Total System Services, Inc.	18,796	263
Western Union (The) Co.	78,023	1,119

		10,174

Computers - 4.3%
Affiliated Computer Services, Inc., Class A*	10,100	464
Apple, Inc.*	96,800	8,262
Cognizant Technology Solutions Corp., Class A*	32,800	592
Computer Sciences Corp.*	17,200	605
Dell, Inc.*	186,600	1,911
EMC Corp. of Massachusetts*	219,012	2,293
Hewlett-Packard Co.	266,242	9,662
IBM Corp.	146,140	12,299
Lexmark International, Inc., Class A*	10,700	288
NetApp, Inc.*	38,400	537
SanDisk Corp.*	26,700	256
Sun Microsystems, Inc.*	78,850	301
Teradata Corp.*	17,200	255

		37,725

Cosmetics/Personal Care - 2.9%
Avon Products, Inc.	46,644	1,121
Colgate-Palmolive Co.	56,000	3,838
Estee Lauder Cos. (The), Inc., Class A	11,100	344
Procter & Gamble Co.	325,389	20,115

		25,418

Distribution/Wholesale - 0.2%
Fastenal Co.	15,200	530
Genuine Parts Co.	17,650	668
Grainger (W.W.), Inc.	7,700	607

		1,805

Diversified Financial Services - 1.7%
American Express Co.	128,000	2,375
Ameriprise Financial, Inc.	24,460	571
Charles Schwab (The) Corp.	104,600	1,691
CIT Group, Inc.	44,100	200
CME Group, Inc.	7,200	1,498
Discover Financial Services	50,609	482
E*TRADE Financial Corp.*	51,000	59
Federated Investors, Inc., Class B	8,314	141
Franklin Resources, Inc.	17,000	1,084
IntercontinentalExchange, Inc.*	8,100	668
Invesco Ltd.	42,700	617
Janus Capital Group, Inc.	16,600	133
Legg Mason, Inc.	17,010	373
Merrill Lynch & Co., Inc.	171,984	2,002
Nasdaq Stock Market (The), Inc.*	15,600	386
NYSE Euronext	28,600	783

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Diversified Financial Services - 1.7% continued
Price (T. Rowe) Group, Inc.	28,900	$1,024
SLM Corp.*	50,800	452

		14,539

Electric - 3.8%
AES Corp.*	73,800	608
Allegheny Energy, Inc.	17,800	603
Ameren Corp.	21,400	712
American Electric Power Co., Inc.	43,540	1,449
CMS Energy Corp.	19,900	201
Consolidated Edison, Inc.	28,400	1,106
Constellation Energy Group, Inc.	19,600	492
Dominion Resources, Inc.	63,618	2,280
DTE Energy Co.	16,000	571
Duke Energy Corp.	141,455	2,123
Dynegy, Inc., Class A*	44,407	89
Edison International	34,700	1,115
Entergy Corp.	21,400	1,779
Exelon Corp.	72,624	4,039
FirstEnergy Corp.	34,515	1,677
FPL Group, Inc.	45,600	2,295
Integrys Energy Group, Inc.	6,900	296
Pepco Holdings, Inc.	20,000	355
PG&E Corp.	40,500	1,568
Pinnacle West Capital Corp.	9,400	302
PPL Corp.	40,900	1,255
Progress Energy, Inc.	29,900	1,191
Public Service Enterprise Group, Inc.	56,400	1,645
SCANA Corp.	12,800	456
Southern (The) Co.	85,800	3,175
TECO Energy, Inc.	21,300	263
Wisconsin Energy Corp.	13,400	562
Xcel Energy, Inc.	45,785	849

		33,056

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	85,200	3,119
Molex, Inc.	12,475	181

		3,300

Electronics - 0.5%
Agilent Technologies, Inc.*	39,556	618
Amphenol Corp., Class A	18,500	444
Flir Systems, Inc.*	15,200	466
Jabil Circuit, Inc.	21,600	146
PerkinElmer, Inc.	10,900	152
Thermo Fisher Scientific, Inc.*	46,800	1,594
Tyco Electronics Ltd.	48,347	784
Waters Corp.*	10,500	385

		4,589

Engineering & Construction - 0.2%
Fluor Corp.	20,100	902
Jacobs Engineering Group, Inc.*	13,200	635

		1,537

Entertainment - 0.0%
International Game Technology	32,252	384

Environmental Control - 0.4%
Republic Services, Inc.	34,400	853
Stericycle, Inc.*	9,000	469
Waste Management, Inc.	54,273	1,798

		3,120

Food - 2.1%
Campbell Soup Co.	21,300	639
ConAgra Foods, Inc.	50,200	828
Dean Foods Co.*	14,500	261
General Mills, Inc.	37,300	2,266
Heinz (H.J.) Co.	35,300	1,327
Hershey (The) Co.	16,700	580
JM Smucker (The) Co.	13,241	574
Kellogg Co.	28,000	1,228
Kraft Foods, Inc., Class A	162,608	4,366
Kroger Co.	73,200	1,933
McCormick & Co., Inc.	12,700	405
Safeway, Inc.	48,200	1,146
Sara Lee Corp.	76,300	747
SUPERVALU, Inc.	20,992	306
Sysco Corp.	64,200	1,473
Tyson Foods, Inc., Class A	32,900	288
Whole Foods Market, Inc.	16,000	151

		18,518

Forest Products & Paper - 0.2%
International Paper Co.	48,893	577
MeadWestvaco Corp.	18,543	207
Plum Creek Timber Co., Inc.	18,000	625
Weyerhaeuser Co.	23,440	718

		2,127

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Gas - 0.3%
Centerpoint Energy, Inc.	41,122	$519
Nicor, Inc.	6,200	215
NiSource, Inc.	28,900	317
Sempra Energy	27,671	1,180

		2,231

Hand/Machine Tools - 0.1%
Black & Decker Corp.	6,900	289
Snap-On, Inc.	5,050	199
Stanley Works (The)	8,600	293

		781

Healthcare - Products - 4.2%
Bard (C.R.), Inc.	11,100	935
Baxter International, Inc.	68,700	3,682
Becton, Dickinson & Co.	25,600	1,751
Boston Scientific Corp.*	164,200	1,271
Covidien Ltd.	56,147	2,035
Dentsply International, Inc.	17,700	500
Hospira, Inc.*	15,480	415
Intuitive Surgical, Inc.*	4,400	559
Johnson & Johnson	302,300	18,086
Medtronic, Inc.	123,600	3,883
Patterson Cos., Inc.*	11,500	216
St. Jude Medical, Inc.*	36,100	1,190
Stryker Corp.	26,000	1,039
Varian Medical Systems, Inc.*	12,400	434
Zimmer Holdings, Inc.*	24,840	1,004

		37,000

Healthcare - Services - 1.3%
Aetna, Inc.	50,892	1,450
CIGNA Corp.	28,400	479
Coventry Health Care, Inc.*	15,155	225
DaVita, Inc.*	10,900	540
Humana, Inc.*	18,700	697
Laboratory Corp. of America Holdings*	12,600	812
Quest Diagnostics, Inc.	16,100	836
Tenet Healthcare Corp.*	51,100	59
UnitedHealth Group, Inc.	132,400	3,522
WellPoint, Inc.*	56,283	2,371

		10,991

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*	20,300	402

Home Builders - 0.1%
Centex Corp.	15,400	164
D.R. Horton, Inc.	29,000	205
KB Home	9,472	129
Lennar Corp., Class A	18,700	162
Pulte Homes, Inc.	23,000	251

		911

Home Furnishings - 0.1%
Harman International Industries, Inc.	6,100	102
Whirlpool Corp.	7,506	310

		412

Household Products/Wares - 0.5%
Avery Dennison Corp.	9,700	317
Clorox Co.	16,000	889
Fortune Brands, Inc.	17,000	702
Kimberly-Clark Corp.	46,336	2,444

		4,352

Housewares - 0.0%
Newell Rubbermaid, Inc.	26,808	262

Insurance - 2.6%
Aflac, Inc.	50,700	2,324
Allstate (The) Corp.	59,214	1,940
American International Group, Inc.	296,389	465
AON Corp.	30,575	1,397
Assurant, Inc.	11,300	339
Chubb Corp.	39,700	2,025
Cincinnati Financial Corp.	16,989	494
Genworth Financial, Inc., Class A	41,700	118
Hartford Financial Services Group, Inc.	34,000	558
Lincoln National Corp.	27,232	513
Loews Corp.	38,213	1,079
Marsh & McLennan Cos., Inc.	56,200	1,364
MBIA, Inc.*	21,350	87
Metlife, Inc.	85,300	2,974
Principal Financial Group, Inc.	29,400	663
Progressive (The) Corp.*	69,752	1,033
Prudential Financial, Inc.	45,700	1,383
Torchmark Corp.	10,600	474
Travelers Cos. (The), Inc.	64,913	2,934
Unum Group	34,461	641
XL Capital Ltd., Class A	34,359	127

		22,932

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Internet - 1.8%
Akamai Technologies, Inc.*	19,000	$287
Amazon.com, Inc.*	35,539	1,822
eBay, Inc.*	117,624	1,642
Expedia, Inc.*	22,188	183
Google, Inc., Class A*	26,045	8,013
McAfee, Inc.*	16,500	570
Symantec Corp.*	93,924	1,270
VeriSign, Inc.*	21,500	410
Yahoo!, Inc.*	149,100	1,819

		16,016

Investment Companies - 0.0%
American Capital Ltd.	26,500	86

Iron/Steel - 0.3%
AK Steel Holding Corp.	12,400	116
Allegheny Technologies, Inc.	10,432	266
Nucor Corp.	34,700	1,603
United States Steel Corp.	13,300	495

		2,480

Leisure Time - 0.2%
Carnival Corp.	49,196	1,196
Harley-Davidson, Inc.	27,500	467

		1,663

Lodging - 0.2%
Marriott International, Inc., Class A	31,200	607
Starwood Hotels & Resorts Worldwide, Inc.	19,700	353
Wyndham Worldwide Corp.	19,561	128
Wynn Resorts Ltd.*	6,919	292

		1,380

Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	66,800	2,984

Machinery - Diversified - 0.4%
Cummins, Inc.	20,700	553
Deere & Co.	46,900	1,797
Flowserve Corp.	6,500	335
Manitowoc Co. (The), Inc.	14,800	128
Rockwell Automation, Inc.	15,500	500

		3,313

Media - 2.4%
CBS Corp., Class B	71,174	583
Comcast Corp., Class A	315,781	5,330
DIRECTV Group (The), Inc.*	58,900	1,349
Disney (The Walt) Co.	203,503	4,618
Gannett Co., Inc.	24,800	199
McGraw-Hill Cos. (The), Inc.	35,300	819
Meredith Corp.	3,800	65
New York Times (The) Co., Class A	12,300	90
News Corp., Class A	253,500	2,304
Scripps Networks Interactive, Inc., Class A	9,100	200
Time Warner, Inc.	395,700	3,981
Viacom, Inc., Class B*	68,474	1,305
Washington Post (The), Co., Class B	597	233

		21,076

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	14,600	868

Mining - 0.6%
Alcoa, Inc.	89,912	1,012
Freeport-McMoRan Copper & Gold, Inc.	42,172	1,031
Newmont Mining Corp.	48,977	1,993
Titanium Metals Corp.	11,100	98
Vulcan Materials Co.	11,700	814

		4,948

Miscellaneous Manufacturing - 4.0%
3M Co.	76,400	4,396
Cooper Industries Ltd., Class A	18,700	547
Danaher Corp.	28,800	1,630
Dover Corp.	18,800	619
Eastman Kodak Co.	30,400	200
Eaton Corp.	17,400	865
General Electric Co.	1,144,645	18,543
Honeywell International, Inc.	80,812	2,653
Illinois Tool Works, Inc.	44,400	1,556
Ingersoll-Rand Co. Ltd., Class A	33,057	574
ITT Corp.	18,500	851
Leggett & Platt, Inc.	18,600	283
Pall Corp.	11,266	320
Parker Hannifin Corp.	17,587	748
Textron, Inc.	26,100	362
Tyco International Ltd.	50,947	1,100

		35,247

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	20,300	517
Xerox Corp.	96,196	767

		1,284

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Oil & Gas - 11.5%
Anadarko Petroleum Corp.	51,012	$1,966
Apache Corp.	36,506	2,721
Cabot Oil & Gas Corp.	11,500	299
Chesapeake Energy Corp.	60,600	980
Chevron Corp.	221,332	16,372
ConocoPhillips	161,646	8,373
Devon Energy Corp.	48,800	3,207
ENSCO International, Inc.	16,000	454
EOG Resources, Inc.	26,800	1,784
Equitable Resources, Inc.	14,000	470
Exxon Mobil Corp.	555,114	44,315
Hess Corp.	30,200	1,620
Marathon Oil Corp.	78,018	2,135
Murphy Oil Corp.	20,400	905
Nabors Industries Ltd.*	30,100	360
Noble Corp.	27,100	599
Noble Energy, Inc.	19,100	940
Occidental Petroleum Corp.	89,256	5,354
Pioneer Natural Resources Co.	12,600	204
Questar Corp.	18,200	595
Range Resources Corp.	17,300	595
Rowan Cos., Inc.	13,900	221
Southwestern Energy Co.*	36,500	1,057
Sunoco, Inc.	13,500	587
Tesoro Corp.	15,800	208
Valero Energy Corp.	57,500	1,244
XTO Energy, Inc.	61,825	2,181

		99,746

Oil & Gas Services - 1.4%
Baker Hughes, Inc.	34,240	1,098
BJ Services Co.	33,400	390
Cameron International Corp.*	22,600	463
Halliburton Co.	98,631	1,793
National-Oilwell Varco, Inc.*	46,000	1,124
Schlumberger Ltd.	131,300	5,558
Smith International, Inc.	22,600	518
Weatherford International Ltd.*	73,288	793

		11,737

Packaging & Containers - 0.2%
Ball Corp.	9,300	387
Bemis Co., Inc.	9,000	213
Owens-Illinois, Inc.*	18,200	498
Pactiv Corp.*	15,400	383
Sealed Air Corp.	15,006	224

		1,705

Pharmaceuticals - 6.5%
Abbott Laboratories	168,800	9,009
Allergan, Inc.	33,868	1,366
AmerisourceBergen Corp.	16,518	589
Bristol-Myers Squibb Co.	218,460	5,079
Cardinal Health, Inc.	38,224	1,318
Cephalon, Inc.*	7,700	593
Express Scripts, Inc.*	27,500	1,512
Forest Laboratories, Inc.*	31,900	812
King Pharmaceuticals, Inc.*	24,200	257
Lilly (Eli) & Co.	110,496	4,450
Medco Health Solutions, Inc.*	53,336	2,235
Merck & Co., Inc.	232,200	7,059
Mylan, Inc.*	35,400	350
Pfizer, Inc.	736,992	13,052
Schering-Plough Corp.	176,600	3,008
Watson Pharmaceuticals, Inc.*	10,400	276
Wyeth	146,400	5,491

		56,456

Pipelines - 0.3%
El Paso Corp.	76,947	603
Spectra Energy Corp.	66,977	1,054
Williams Cos. (The), Inc.	63,800	924

		2,581

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A*	19,400	84

Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co., Class A	13,153	152
AvalonBay Communities, Inc.	7,500	454
Boston Properties, Inc.	12,500	688
Developers Diversified Realty Corp.	17,500	85
Equity Residential	28,200	841
HCP, Inc.	28,539	793
Host Hotels & Resorts, Inc.	57,500	435
Kimco Realty Corp.	26,400	483
ProLogis	30,335	421
Public Storage	14,246	1,133
Simon Property Group, Inc.	24,700	1,312
Vornado Realty Trust	15,000	905

		7,702

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Retail - 6.2%
Abercrombie & Fitch Co., Class A	10,500	$242
AutoNation, Inc.*	14,885	147
Autozone, Inc.*	4,100	572
Bed Bath & Beyond, Inc.*	29,600	752
Best Buy Co., Inc.	35,425	996
Big Lots, Inc.*	10,300	149
Costco Wholesale Corp.	47,916	2,516
CVS Caremark Corp.	157,869	4,537
Darden Restaurants, Inc.	15,150	427
Family Dollar Stores, Inc.	15,900	414
GameStop Corp., Class A*	16,800	364
Gap (The), Inc.	49,387	661
Home Depot (The), Inc.	183,394	4,222
Kohl’s Corp.*	32,100	1,162
Limited Brands, Inc.	29,900	300
Lowe’s Cos., Inc.	157,600	3,392
Macy’s, Inc.	48,082	498
McDonald’s Corp.	120,900	7,519
Nordstrom, Inc.	16,700	222
Office Depot, Inc.*	24,800	74
Penney (J.C.) Co., Inc.	24,400	481
RadioShack Corp.	13,800	165
Sears Holdings Corp.*	5,973	232
Staples, Inc.	80,275	1,438
Starbucks Corp.*	82,100	777
Target Corp.	81,900	2,828
Tiffany & Co.	14,700	347
TJX Cos., Inc.	44,900	924
Walgreen Co.	106,700	2,632
Wal-Mart Stores, Inc.	243,400	13,645
Yum! Brands, Inc.	51,400	1,619

		54,254

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	57,900	924
People’s United Financial, Inc.	37,400	667
Sovereign Bancorp, Inc.*	54,078	161

		1,752

Semiconductors - 2.1%
Advanced Micro Devices, Inc.*	63,000	136
Altera Corp.	35,100	586
Analog Devices, Inc.	28,600	544
Applied Materials, Inc.	150,300	1,523
Broadcom Corp., Class A*	50,100	850
Intel Corp.	604,000	8,855
Kla-Tencor Corp.	18,500	403
Linear Technology Corp.	26,000	575
LSI Corp.*	63,500	209
MEMC Electronic Materials, Inc.*	23,100	330
Microchip Technology, Inc.	21,200	414
Micron Technology, Inc.*	73,200	193
National Semiconductor Corp.	20,800	209
Novellus Systems, Inc.*	12,400	153
Nvidia Corp.*	55,350	447
QLogic Corp.*	16,200	218
Teradyne, Inc.*	19,600	83
Texas Instruments, Inc.	137,800	2,139
Xilinx, Inc.	31,600	563

		18,430

Software - 3.6%
Adobe Systems, Inc.*	59,400	1,265
Autodesk, Inc.*	24,000	472
BMC Software, Inc.*	18,500	498
CA, Inc.	45,193	837
Citrix Systems, Inc.*	20,800	490
Compuware Corp.*	29,700	200
Dun & Bradstreet Corp.	5,800	448
Electronic Arts, Inc.*	36,900	592
Fidelity National Information Services, Inc.	19,400	316
Fiserv, Inc.*	18,900	687
IMS Health, Inc.	17,804	270
Intuit, Inc.*	34,600	823
Microsoft Corp.	833,280	16,199
Novell, Inc.*	29,700	116
Oracle Corp.*	430,300	7,629
Salesforce.com, Inc.*	11,700	374

		31,216

Telecommunications - 6.2%
American Tower Corp., Class A*	43,800	1,284
AT&T, Inc.	641,993	18,297
CenturyTel, Inc.	12,350	337
Ciena Corp.*	10,557	71
Cisco Systems, Inc.*	637,200	10,386
Corning, Inc.	171,000	1,630
Embarq Corp.	15,296	550
Frontier Communications Corp.	31,000	271
Harris Corp.	13,800	525

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Telecommunications - 6.2% continued
JDS Uniphase Corp.*	23,950	$87
Juniper Networks, Inc.*	57,600	1,009
Motorola, Inc.	248,965	1,103
QUALCOMM, Inc.	182,100	6,525
Qwest Communications International, Inc.	147,655	537
Sprint Nextel Corp.*	319,436	585
Tellabs, Inc.*	47,800	197
Verizon Communications, Inc.	310,630	10,530
Windstream Corp.	47,399	436

		54,360

Textiles - 0.0%
Cintas Corp.	13,500	314

Toys Games & Hobbies - 0.1%
Hasbro, Inc.	13,212	385
Mattel, Inc.	37,341	598

		983

Transportation - 2.1%
Burlington Northern Santa Fe Corp.	30,528	2,311
C.H. Robinson Worldwide, Inc.	19,300	1,062
CSX Corp.	42,448	1,378
Expeditors International of Washington, Inc.	22,800	759
FedEx Corp.	32,940	2,113
Norfolk Southern Corp.	39,900	1,877
Ryder System, Inc.	5,900	229
Union Pacific Corp.	56,100	2,682
United Parcel Service, Inc., Class B	109,800	6,057

		18,468

Total Common Stocks (Cost $1,120,714)		858,777

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.1%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$15,245	15,245
U.S. Treasury Bill,
0.20%, 5/14/09(3)	3,070	3,068

Total Short-Term Investments (Cost $18,313)		18,313

Total Investments - 100.7% (Cost $1,139,027)		877,090

Liabilities less Other Assets - (0.7)%		(5,882)

NET ASSETS - 100.0%		$871,208

(1)	At March 31, 2008, Northern Trust Corp.’s value was approximately $1,157,000 with gross purchases of approximately $441,000 during the nine months ended December 31, 2008. There were no sales during the nine months ended December 31, 2008.
(2)	Investment in affiliate.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500 E-mini	270	$12,151	Long	3/09	$221

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,139,027

Gross tax appreciation of investments	$41,003
Gross tax depreciation of investments	(302,940)

Net tax depreciation of investments	$(261,937)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$858,777	$221

Level 2	18,313	—

Level 3	—	—

Total	$877,090	$221

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Aerospace/Defense - 1.2%
Goodrich Corp.	30,400	$1,126
L-3 Communications Holdings, Inc.	24,280	1,791
Spirit Aerosystems Holdings, Inc., Class A*	106,400	1,082

		3,999

Agriculture - 1.2%
Archer-Daniels-Midland Co.	72,300	2,084
Bunge Ltd.	11,900	616
Lorillard, Inc.	22,600	1,274

		3,974

Airlines - 0.6%
Continental Airlines, Inc., Class B*	103,400	1,867

Apparel - 0.8%
Coach, Inc.*	26,505	551
Jones Apparel Group, Inc.	42,900	251
VF Corp.	11,000	603
Warnaco Group (The), Inc.*	64,400	1,264

		2,669

Auto Parts & Equipment - 0.1%
ArvinMeritor, Inc.	66,600	190
Goodyear Tire & Rubber (The) Co.*	20,400	122
TRW Automotive Holdings Corp.*	21,300	76

		388

Banks - 2.6%
Banco Latinoamericano de Exportaciones S.A., Class E	42,000	603
BB&T Corp.	24,800	681
Comerica, Inc.	30,800	612
Huntington Bancshares, Inc. of Ohio	154,700	1,185
KeyCorp	43,200	368
Morgan Stanley	49,400	792
Regions Financial Corp.	111,000	884
Signature Bank of New York*	28,300	812
State Street Corp.	59,400	2,336
Susquehanna Bancshares, Inc.	30,800	490

		8,763

Beverages - 1.9%
Coca-Cola Enterprises, Inc.	153,400	1,845
Hansen Natural Corp.*	65,177	2,185
Pepsi Bottling Group, Inc.	67,500	1,520
PepsiAmericas, Inc.	37,400	762

		6,312

Biotechnology - 1.5%
Genzyme Corp.*	26,900	1,785
Life Technologies Corp.*	50,900	1,187
Vertex Pharmaceuticals, Inc.*	37,100	1,127
WuXi PharmaTech Cayman, Inc. ADR*	108,018	863

		4,962

Building Materials - 0.2%
Lennox International, Inc.	23,700	765

Chemicals - 1.8%
Celanese Corp., Class A	64,100	797
Lubrizol Corp.	14,100	513
NewMarket Corp.	18,300	639
PolyOne Corp.*	112,700	355
PPG Industries, Inc.	22,800	968
RPM International, Inc.	25,900	344
Schulman (A.), Inc.	30,200	513
Sigma-Aldrich Corp.	14,535	614
Terra Industries, Inc.	74,500	1,242

		5,985

Coal - 0.4%
Walter Industries, Inc.	74,900	1,312

Commercial Services - 5.4%
Advance America Cash Advance Centers, Inc.	116,100	219
Bankrate, Inc.*	38,100	1,448
Donnelley (R.R.) & Sons Co.	24,300	330
Global Payments, Inc.	38,540	1,264
Huron Consulting Group, Inc.*	20,460	1,172
K12, Inc.*	76,656	1,437
Manpower, Inc.	11,085	377
Mastercard, Inc., Class A	8,270	1,182
Morningstar, Inc.*	23,055	819
Quanta Services, Inc.*	84,200	1,667
Resources Connection, Inc.*	105,400	1,726
SAIC, Inc.*	94,600	1,843
Strayer Education, Inc.	21,305	4,568
United Rentals, Inc.*	11,720	107

		18,159

Computers - 3.0%
Cognizant Technology Solutions Corp., Class A*	156,990	2,835
Computer Sciences Corp.*	48,300	1,697
IHS, Inc., Class A*	26,195	980
Lexmark International, Inc., Class A*	50,800	1,367

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Computers - 3.0% continued
Micros Systems, Inc.*	57,450	$938
Research In Motion Ltd.*	26,200	1,063
Seagate Technology	108,000	478
Sun Microsystems, Inc.*	95,900	366
Western Digital Corp.*	48,000	550

		10,274

Distribution/Wholesale - 1.3%
Fastenal Co.	52,995	1,847
Ingram Micro, Inc., Class A*	47,000	629
LKQ Corp.*	175,890	2,051

		4,527

Diversified Financial Services - 3.1%
Affiliated Managers Group, Inc.*	32,560	1,365
AmeriCredit Corp.*	41,200	315
Ameriprise Financial, Inc.	38,300	895
CIT Group, Inc.	59,100	268
Eaton Vance Corp.	21,915	460
Financial Federal Corp.	20,500	477
IntercontinentalExchange, Inc.*	21,300	1,756
Invesco Ltd.	173,930	2,512
Nasdaq OMX (The) Group*	98,600	2,436

		10,484

Electric - 5.9%
Alliant Energy Corp.	50,000	1,459
American Electric Power Co., Inc.	55,300	1,840
DTE Energy Co.	36,400	1,298
Mirant Corp.*	42,500	802
Northeast Utilities	106,200	2,555
NorthWestern Corp.	22,300	523
NRG Energy, Inc.*	74,800	1,745
NSTAR	66,300	2,419
NV Energy, Inc.	176,200	1,743
Pepco Holdings, Inc.	29,600	526
Pinnacle West Capital Corp.	28,400	913
Puget Energy, Inc.	19,900	543
SCANA Corp.	33,000	1,175
Xcel Energy, Inc.	121,900	2,261

		19,802

Electrical Components & Equipment - 0.3%
Ametek, Inc.	30,800	931

Electronics - 1.3%
Amphenol Corp., Class A	49,905	1,197
Flir Systems, Inc.*	53,490	1,641
Sanmina-SCI Corp.*	58,200	27
Technitrol, Inc.	33,600	117
Trimble Navigation Ltd.*	54,280	1,173
Vishay Intertechnology, Inc.*	76,700	262

		4,417

Energy - Alternate Sources - 0.3%
Covanta Holding Corp.*	41,100	903

Engineering & Construction - 0.2%
Shaw Group (The), Inc.*	32,500	665

Environmental Control - 1.3%
Clean Harbors, Inc.*	39,700	2,519
Stericycle, Inc.*	34,910	1,818

		4,337

Food - 3.3%
ConAgra Foods, Inc.	33,400	551
Dean Foods Co.*	78,700	1,414
Del Monte Foods Co.	86,864	620
Flowers Foods, Inc.	46,005	1,121
Fresh Del Monte Produce, Inc.*	124,300	2,787
Kroger Co.	67,500	1,782
Safeway, Inc.	67,300	1,600
Seaboard Corp.	191	228
SUPERVALU, Inc.	67,800	990

		11,093

Forest Products & Paper - 0.4%
International Paper Co.	108,500	1,280

Gas - 0.4%
AGL Resources, Inc.	21,900	687
Centerpoint Energy, Inc.	50,400	636
Nicor, Inc.	500	17

		1,340

Hand/Machine Tools - 1.2%
Black & Decker Corp.	29,500	1,233
Lincoln Electric Holdings, Inc.	20,010	1,019
Snap-On, Inc.	49,300	1,942

		4,194

Healthcare - Products - 3.2%
Bard (C.R.), Inc.	21,770	1,834
Dentsply International, Inc.	40,565	1,146
Hill-Rom Holdings, Inc.	49,900	821

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Healthcare - Products - 3.2% continued
IDEXX Laboratories, Inc.*	34,355	$1,240
Intuitive Surgical, Inc.*	7,500	952
Kinetic Concepts, Inc.*	23,100	443
Resmed, Inc.*	16,840	631
St. Jude Medical, Inc.*	250	8
Stryker Corp.	25,675	1,026
Thoratec Corp.*	39,200	1,274
Varian Medical Systems, Inc.*	40,785	1,429

		10,804

Healthcare - Services - 1.5%
Cigna Corp.	14,300	241
Covance, Inc.*	26,775	1,232
Coventry Health Care, Inc.*	55,400	824
Healthspring, Inc.*	34,600	691
Magellan Health Services, Inc.*	18,500	724
Psychiatric Solutions, Inc.*	35,100	978
Universal Health Services, Inc., Class B	12,100	455

		5,145

Home Furnishings - 0.6%
Ethan Allen Interiors, Inc.	36,600	526
Whirlpool Corp.	34,200	1,414

		1,940

Household Products/Wares - 1.2%
American Greetings Corp., Class A	31,900	242
Blyth, Inc.	48,700	382
Church & Dwight, Inc.	27,195	1,526
Jarden Corp.*	1,679	19
Tupperware Brands Corp.	76,300	1,732

		3,901

Insurance - 8.0%
ACE Ltd.	31,900	1,688
Alleghany Corp.*	10,000	2,820
Allied World Assurance Co. Holdings Ltd.	11,890	483
Allstate (The) Corp.	34,800	1,140
American Financial Group, Inc. of Ohio	57,553	1,317
AON Corp.	40,200	1,836
Arch Capital Group Ltd.*	38,000	2,664
Aspen Insurance Holdings Ltd.	60,200	1,460
Assurant, Inc.	11,300	339
Cincinnati Financial Corp.	30,200	878
eHealth, Inc.*	77,300	1,026
Everest Re Group Ltd.	23,100	1,759
Fidelity National Financial, Inc., Class A	55,600	987
Genworth Financial, Inc., Class A	35,900	102
IPC Holdings Ltd.	42,100	1,259
Lincoln National Corp.	14,400	271
Marsh & McLennan Cos., Inc.	47,700	1,158
Montpelier Re Holdings Ltd.	33,200	557
PartnerRe Ltd.	12,300	877
Presidential Life Corp.	44,400	439
Unitrin, Inc.	29,500	470
Unum Group	143,600	2,671
W.R. Berkley Corp.	25,200	781
XL Capital Ltd., Class A	22,700	84

		27,066

Internet - 2.3%
Baidu.com ADR*	12,100	1,580
Ctrip.com International Ltd. ADR	50,900	1,211
eBay, Inc.*	37,300	521
Equinix, Inc.*	8,800	468
McAfee, Inc.*	46,230	1,598
MercadoLibre, Inc.*	71,256	1,169
Symantec Corp.*	96,200	1,301

		7,848

Investment Companies - 0.0%
Allied Capital Corp.	31,500	85

Iron/Steel - 0.5%
Carpenter Technology Corp.	29,500	606
Nucor Corp.	10,500	485
Reliance Steel & Aluminum Co.	37,100	740

		1,831

Leisure Time - 0.7%
Brunswick Corp.	50,300	212
Harley-Davidson, Inc.	76,500	1,298
Polaris Industries, Inc.	32,600	934

		2,444

Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	28,000	501

Machinery - Construction & Mining - 0.1%
Terex Corp.*	26,200	454

Machinery - Diversified - 1.5%
Applied Industrial Technologies, Inc.	28,600	541
Flowserve Corp.	37,450	1,929
IDEX Corp.	50,320	1,215

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Machinery - Diversified - 1.5% continued
Roper Industries, Inc.	35,600	$1,545

		5,230

Media - 0.6%
AH Belo Corp. Class A	3,600	8
Belo Corp., Class A	43,800	68
DISH Network Corp., Class A*	47,700	529
FactSet Research Systems, Inc.	18,425	815
Gannett Co., Inc.	27,800	222
News Corp., Class A	43,300	394

		2,036

Metal Fabrication/Hardware - 0.3%
Mueller Industries, Inc.	22,400	562
Timken (The) Co.	21,400	420

		982

Miscellaneous Manufacturing - 2.7%
Cooper Industries Ltd., Class A	35,500	1,038
Crane Co.	17,200	297
Donaldson Co., Inc.	33,250	1,119
EnPro Industries, Inc.*	27,300	588
Leggett & Platt, Inc.	171,000	2,597
Parker Hannifin Corp.	34,300	1,459
SPX Corp.	47,900	1,942

		9,040

Office Furnishings - 0.2%
Steelcase, Inc., Class A	110,900	623

Office/Business Equipment - 0.6%
Xerox Corp.	238,200	1,898

Oil & Gas - 4.1%
Cimarex Energy Co.	11,400	305
Frontier Oil Corp.	30,600	386
Holly Corp.	26,500	483
Noble Corp.	49,600	1,096
Noble Energy, Inc.	32,400	1,595
Patterson-UTI Energy, Inc.	49,200	566
Precision Drilling Trust	17,055	143
Southwestern Energy Co.*	56,665	1,642
Sunoco, Inc.	25,400	1,104
Tesoro Corp.	51,800	682
Ultra Petroleum Corp.*	21,800	752
Valero Energy Corp.	77,200	1,671
Whiting Petroleum Corp.*	60,300	2,018
XTO Energy, Inc.	41,680	1,470

		13,913

Oil & Gas Services - 1.9%
Core Laboratories N.V.	19,600	1,173
FMC Technologies, Inc.*	27,445	654
National-Oilwell Varco, Inc.*	27,500	672
Oceaneering International, Inc.*	41,900	1,221
SEACOR Holdings, Inc.*	8,900	593
Smith International, Inc.	86,005	1,969

		6,282

Packaging & Containers - 0.7%
Crown Holdings, Inc.*	97,400	1,870
Sonoco Products Co.	21,700	503

		2,373

Pharmaceuticals - 3.5%
Catalyst Health Solutions, Inc.*	61,700	1,502
CV Therapeutics, Inc.*	105,000	967
Forest Laboratories, Inc.*	44,200	1,126
Isis Pharmaceuticals, Inc.*	65,900	934
King Pharmaceuticals, Inc.*	78,200	831
Mylan, Inc.*	286,300	2,832
Omnicare, Inc.	71,800	1,993
Watson Pharmaceuticals, Inc.*	54,600	1,451

		11,636

Real Estate Investment Trusts - 3.7%
Annaly Mortgage Management, Inc.	54,100	859
Anthracite Capital, Inc.	52,100	116
Capital Trust, Inc. of New York, Class A	27,300	98
Digital Realty Trust, Inc.	96,400	3,167
FelCor Lodging Trust, Inc.	26,600	49
Health Care REIT, Inc.	54,300	2,291
Hospitality Properties Trust	44,000	654
HRPT Properties Trust	101,400	342
Liberty Property Trust	20,200	461
Medical Properties Trust, Inc.	62,500	394
National Health Investors, Inc.	20,000	549
National Retail Properties, Inc.	146,100	2,511
Parkway Properties, Inc. of Maryland	21,200	382
RAIT Financial Trust	24,700	64
Sunstone Hotel Investors, Inc.	74,400	461

		12,398

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Retail - 4.4%
Advance Auto Parts, Inc.	60,900	$2,049
Bob Evans Farms, Inc.	17,900	366
Brinker International, Inc.	73,700	777
Chipotle Mexican Grill, Inc., Class B*	14,400	825
Darden Restaurants, Inc.	23,300	657
Dick’s Sporting Goods, Inc.*	79,440	1,121
Gap (The), Inc.	80,300	1,075
Kohl’s Corp.*	22,300	807
O’Reilly Automotive, Inc.*	64,200	1,973
Panera Bread Co., Class A*	33,250	1,737
PetSmart, Inc.	72,300	1,334
RadioShack Corp.	73,000	872
Ruby Tuesday, Inc.*	71,600	112
Tractor Supply Co.*	34,575	1,249

		14,954

Savings & Loans - 0.3%
New York Community Bancorp, Inc.	86,700	1,037

Semiconductors - 1.0%
Broadcom Corp., Class A*	36,800	624
Cavium Networks, Inc.*	72,505	762
MKS Instruments, Inc.*	32,900	487
Semtech Corp.*	122,200	1,377

		3,250

Software - 5.0%
Adobe Systems, Inc.*	48,450	1,031
Ansys, Inc.*	103,960	2,899
Cerner Corp.*	38,045	1,463
Check Point Software Technologies*	106,200	2,017
Citrix Systems, Inc.*	58,040	1,368
Electronic Arts, Inc.*	49,800	799
Fiserv, Inc.*	34,220	1,245
Intuit, Inc.*	57,090	1,358
MSCI, Inc. Class A*	31,746	564
Nuance Communications, Inc.*	65,500	679
Salesforce.com, Inc.*	44,800	1,434
Solera Holdings, Inc.*	18,800	453
VMware, Inc., Class A*	66,102	1,566

		16,876

Telecommunications - 2.9%
3Com Corp.*	319,000	727
Amdocs Ltd.*	59,210	1,083
CenturyTel, Inc.	21,900	598
Clearwire Corp., Class A*	211,500	1,043
Embarq Corp.	16,700	601
Infinera Corp.*	127,354	1,141
NTELOS Holdings Corp.	169,327	4,176
RF Micro Devices, Inc.*	158,900	124
USA Mobility, Inc.*	26,300	304

		9,797

Toys Games & Hobbies - 0.5%
Hasbro, Inc.	34,800	1,015
Mattel, Inc.	34,900	559

		1,574

Transportation - 3.0%
C.H. Robinson Worldwide, Inc.	54,315	2,989
Con-way, Inc.	19,400	516
Expeditors International of Washington, Inc.	62,545	2,081
Kansas City Southern*	52,800	1,006
Overseas Shipholding Group	21,900	922
Pacer International, Inc.	48,800	509
Ryder System, Inc.	25,200	977
Tidewater, Inc.	30,700	1,236

		10,236

Total Common Stocks (Cost $446,070)		319,556

INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	7,593,143	7,593

Total Investment Companies (Cost $7,593)		7,593

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND continued	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.2%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$9,233	$9,233
U.S. Treasury Bill,
0.13%, 5/14/09(3)	1,645	1,644

Total Short-Term Investments (Cost $10,877)		10,877

Total Investments - 100.3% (Cost $464,540)		338,026

Liabilities less Other Assets - (0.3)%		(964)

NET ASSETS - 100.0%		$337,062

(1)	Investment in affiliated fund.
(2)	The fund had $1,428,906,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2008.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Midcap 400 E-mini	206	$11,066	Long	3/09	$579

Federal Tax Information: At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$464,540

Gross tax appreciation of investments	$9,028
Gross tax depreciation of investments	(135,542)

Net tax depreciation of investments	$(126,514)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), as issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$327,149	$579

Level 2	10,877	—

Level 3	—	—

Total	$338,026	$579

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9%
Aerospace/Defense - 3.2%
Boeing Co.	41,000	$1,749
General Dynamics Corp.	30,466	1,755
Lockheed Martin Corp.	39,636	3,333
Northrop Grumman Corp.	37,500	1,689
Raytheon Co.	17,200	878

		9,404

Agriculture - 1.6%
Archer-Daniels-Midland Co.	160,800	4,636

Apparel - 1.5%
NIKE, Inc., Class B	50,825	2,592
Polo Ralph Lauren Corp.	37,000	1,680

		4,272

Banks - 6.5%
Bank of New York Mellon (The) Corp.	90,400	2,561
East-West Bancorp, Inc.	51,500	822
Goldman Sachs Group (The), Inc.	24,910	2,102
JPMorgan Chase & Co.	100,595	3,172
Mitsubishi UFJ Financial Group, Inc. ADR	349,000	2,167
Morgan Stanley	24,000	385
Synovus Financial Corp.	198,000	1,643
U.S. Bancorp	70,085	1,753
Wells Fargo & Co.	92,690	2,733
Zions Bancorporation	62,500	1,532

		18,870

Beverages - 1.3%
Coca-Cola (The) Co.	21,200	960
Diageo PLC ADR	31,500	1,787
PepsiCo, Inc.	20,800	1,139

		3,886

Biotechnology - 4.5%
Celgene Corp.*	24,300	1,343
Genentech, Inc.*	66,948	5,551
Genzyme Corp.*	7,800	518
Gilead Sciences, Inc.*	107,915	5,519

		12,931

Chemicals - 3.2%
Air Products & Chemicals, Inc.	41,000	2,061
Du Pont (E.I.) de Nemours & Co.	90,700	2,295
Monsanto Co.	54,223	3,814
Praxair, Inc.	21,024	1,248

		9,418

Commercial Services - 1.7%
Donnelley (R.R.) & Sons Co.	137,900	1,873
Mastercard, Inc., Class A	20,712	2,960

		4,833

Computers - 5.6%
Apple, Inc.*	61,590	5,257
EMC Corp. of Massachusetts*	83,000	869
Hewlett-Packard Co.	79,442	2,883
IBM Corp.	72,400	6,093
Research In Motion Ltd.*	24,900	1,010

		16,112

Cosmetics/Personal Care - 1.3%
Colgate-Palmolive Co.	27,100	1,857
L’Oreal S.A. ADR	110,000	1,931

		3,788

Diversified Financial Services - 1.3%
Charles Schwab (The) Corp.	134,310	2,172
Merrill Lynch & Co., Inc.	138,450	1,611

		3,783

Electric - 2.3%
Dominion Resources, Inc. of Virginia	61,000	2,187
FPL Group, Inc.	40,000	2,013
Progress Energy, Inc.	59,000	2,351

		6,551

Electrical Components & Equipment - 0.3%
Molex, Inc.	48,000	695
Molex, Inc., Class A	22,000	285

		980

Electronics - 1.2%
Gentex Corp.	123,000	1,086
Thermo Fisher Scientific, Inc.*	30,200	1,029
Thomas & Betts Corp.*	63,000	1,513

		3,628

Engineering & Construction - 0.1%
ABB Ltd. ADR	23,406	351

Entertainment - 0.0%
Warner Music Group Corp.	8,300	25

Environmental Control - 0.8%
Waste Management, Inc.	70,600	2,340

Food - 5.1%
Cadbury PLC	7,300	261

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9% continued
Food - 5.1% continued
ConAgra Foods, Inc.	117,500	$1,939
Heinz (H.J.) Co.	60,900	2,290
Kellogg Co.	51,000	2,236
Kraft Foods, Inc., Class A	87,000	2,336
Safeway, Inc.	174,600	4,150
Sysco Corp.	64,730	1,485

		14,697

Healthcare - Products - 3.8%
Alcon, Inc.	16,600	1,481
Baxter International, Inc.	86,400	4,630
Hospira, Inc.*	55,500	1,488
Johnson & Johnson	58,801	3,518

		11,117

Healthcare - Services - 1.2%
Quest Diagnostics, Inc.	46,100	2,393
Universal Health Services, Inc., Class B	30,000	1,127

		3,520

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	43,200	2,278

Insurance - 2.3%
Aflac, Inc.	41,000	1,879
Allstate (The) Corp.	76,500	2,506
Travelers Cos. (The), Inc.	51,500	2,328

		6,713

Internet - 1.8%
Amazon.com, Inc.*	43,537	2,232
Google, Inc., Class A*	9,767	3,005

		5,237

Lodging - 0.3%
Las Vegas Sands Corp.*	133,792	793
Marriott International, Inc., Class A	9,300	181

		974

Machinery - Diversified - 0.7%
Deere & Co.	53,013	2,032

Media - 1.2%
Disney (The Walt) Co.	57,789	1,311
Time Warner, Inc.	223,000	2,244

		3,555

Office/Business Equipment - 0.8%
Xerox Corp.	273,700	2,181

Oil & Gas - 5.0%
Chevron Corp.	31,000	2,293
ConocoPhillips	95,800	4,963
Devon Energy Corp.	12,771	839
Hess Corp.	18,023	967
Marathon Oil Corp.	82,200	2,249
Occidental Petroleum Corp.	5,700	342
Petroleo Brasileiro S.A. ADR	12,049	295
Southwestern Energy Co.*	21,400	620
Transocean Ltd.*	32,060	1,515
XTO Energy, Inc.	11,800	416

		14,499

Oil & Gas Services - 1.4%
Schlumberger Ltd.	42,750	1,810
Weatherford International Ltd.*	195,000	2,110

		3,920

Pharmaceuticals - 7.8%
Abbott Laboratories	38,500	2,055
Bristol-Myers Squibb Co.	101,200	2,353
Cardinal Health, Inc.	66,400	2,289
Lilly (Eli) & Co.	49,000	1,973
Medco Health Solutions, Inc.*	27,900	1,169
Merck & Co., Inc.	78,100	2,374
Mylan, Inc.*	35,300	349
Pfizer, Inc.	126,500	2,241
Roche Holding A.G. ADR	6,300	482
Schering-Plough Corp.	87,273	1,486
Shire PLC ADR	13,190	591
Teva Pharmaceutical Industries Ltd. ADR	39,500	1,682
Wyeth	94,700	3,552

		22,596

Real Estate - 0.1%
St. Joe (The) Co.*	10,801	263

Retail - 9.7%
Chipotle Mexican Grill, Inc., Class B*	7,648	438
Costco Wholesale Corp.	70,120	3,681
CVS Caremark Corp.	168,951	4,855
Gap (The), Inc.	156,600	2,097
Home Depot (The), Inc.	54,900	1,264
Limited Brands, Inc.	219,900	2,208
Lowe’s Cos., Inc.	102,106	2,197
McDonald’s Corp.	68,821	4,280
Nordstrom, Inc.	62,340	830
Penney (J.C.) Co., Inc.	17,400	343

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9% continued
Retail - 9.7% continued
Target Corp.	42,564	$1,470
Wal-Mart Stores, Inc.	69,970	3,922
Yum! Brands, Inc.	19,071	601

		28,186

Semiconductors - 1.4%
Intel Corp.	152,500	2,236
Texas Instruments, Inc.	112,000	1,738

		3,974

Software - 2.3%
Adobe Systems, Inc.*	48,400	1,031
Microsoft Corp.	49,500	962
Oracle Corp.*	216,002	3,830
VMware, Inc., Class A*	31,620	749

		6,572

Telecommunications - 4.7%
AT&T, Inc.	82,000	2,337
Cisco Systems, Inc.*	116,800	1,904
Motorola, Inc.	342,900	1,519
QUALCOMM, Inc.	95,086	3,407
Verizon Communications, Inc.	69,700	2,363
Vodafone Group PLC ADR	102,500	2,095

		13,625

Toys Games & Hobbies - 0.8%
Mattel, Inc.	140,200	2,243

Transportation - 1.3%
Norfolk Southern Corp.	37,140	1,747
Union Pacific Corp.	42,403	2,027

		3,774

Total Common Stocks (Cost $314,904)		257,764

CONVERTIBLE PREFERRED STOCKS - 0.1%
Banks - 0.1%
East West Bancorp, Inc.*	268	288

Total Convertible Preferred Stocks (Cost $268)		288

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Wells Fargo & Co. (Depositary Shares)	11,200	246

Total Preferred Stocks (Cost $215)		246

INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - Diversified Assets Portfolio (1)	23,532,598	23,533

Total Investment Companies (Cost $23,533)		23,533

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 3.2%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$6,483	6,483
U.S. Treasury Bill,
0.10%, 5/14/09(2)	2,715	2,714

Total Short-Term Investments (Cost $9,197)		9,197

Total Investments - 100.4% (Cost $348,117)		291,028

Liabilities less Other Assets - (0.4)%		(1,024)

NET ASSETS - 100.0%		$290,004

(1)	Investment in affiliated fund.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500	41	$9,226	Long	3/09	$174

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER LARGE CAP FUND continued	DECEMBER 31, 2008 (UNAUDITED)

Federal Tax Information: At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$348,117

Gross tax appreciation of investments	$4,138
Gross tax depreciation of investments	(61,227)

Net tax depreciation of investments	$(57,089)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), as issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$281,542	$174

Level 2	9,486	—

Level 3	—	—

Total	$291,028	$174

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.5%
Aerospace/Defense - 0.4%
Teledyne Technologies, Inc.*	21,414	$954

Agriculture - 0.1%
Andersons (The), Inc.	14,500	239

Airlines - 0.5%
AMR Corp.*	72,229	771
Hawaiian Holdings, Inc.*	43,400	277

		1,048

Apparel - 0.5%
Under Armour, Inc., Class A*	22,090	527
Volcom, Inc.*	55,000	599

		1,126

Auto Parts & Equipment - 0.3%
ArvinMeritor, Inc.	22,100	63
ATC Technology Corp.*	42,500	622

		685

Banks - 7.2%
Boston Private Financial Holdings, Inc.	177,500	1,214
Cathay General Bancorp	56,000	1,330
CVB Financial Corp.	55,000	654
Financial Institutions, Inc.	39,162	562
First Financial Bankshares, Inc.	14,900	823
FirstMerit Corp.	41,500	854
International Bancshares Corp.	54,000	1,179
Lakeland Bancorp, Inc.	30,332	341
Oriental Financial Group, Inc.	93,400	565
Pennsylvania Commerce Bancorp, Inc.*	19,500	520
PrivateBancorp, Inc.	20,480	665
Republic Bancorp, Inc. of Kentucky, Class A	27,500	748
S & T Bancorp, Inc.	20,500	728
Signature Bank of New York*	60,777	1,744
Sterling Bancorp of New York	47,780	670
SVB Financial Group*	30,500	800
Synovus Financial Corp.	88,500	735
UMB Financial Corp.	17,700	870
Zions Bancorporation	58,500	1,434

		16,436

Beverages - 0.3%
Green Mountain Coffee Roasters, Inc.*	18,500	716

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc.*	24,301	879
Bio-Rad Laboratories, Inc., Class A*	12,000	904
Myriad Genetics, Inc.*	9,868	654
OSI Pharmaceuticals, Inc.*	17,905	699
Vertex Pharmaceuticals, Inc.*	17,769	540

		3,676

Building Materials - 0.6%
Comfort Systems USA, Inc.	80,100	854
Gibraltar Industries, Inc.	51,000	609

		1,463

Chemicals - 0.6%
Minerals Technologies, Inc.	9,600	393
Quaker Chemical Corp.	16,900	278
Schulman (A.), Inc.	37,500	637

		1,308

Commercial Services - 9.9%
Advance America Cash Advance Centers, Inc.	123,100	233
AMN Healthcare Services, Inc.*	66,300	561
Capella Education Co.*	25,360	1,490
Chemed Corp.	35,000	1,392
Coinstar, Inc.*	61,180	1,194
Corinthian Colleges, Inc.*	41,342	677
DeVry, Inc.	15,548	893
Emergency Medical Services Corp., Class A*	34,740	1,272
Euronet Worldwide, Inc.*	52,640	611
FirstService Corp.*	66,700	872
FTI Consulting, Inc.*	14,911	666
Gartner, Inc.*	44,054	785
Global Payments, Inc.	29,450	966
Huron Consulting Group, Inc.*	31,042	1,778
Iron Mountain, Inc.*	48,048	1,188
K12, Inc.*	51,285	962
Morningstar, Inc.*	16,790	596
Navigant Consulting, Inc.*	40,500	643
New Oriental Education & Technology Group ADR*	19,439	1,067
Quanta Services, Inc.*	55,318	1,095
Resources Connection, Inc.*	52,900	866
SAIC, Inc.*	50,800	989
Strayer Education, Inc.	3,106	666
VistaPrint Ltd.*	43,630	812
WNS Holdings Ltd. ADR*	50,790	267

		22,541

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.5% continued
Computers - 2.7%
CACI International, Inc., Class A*	55,300	$2,494
Electronics for Imaging, Inc.*	88,000	841
IHS, Inc., Class A*	23,613	884
Insight Enterprises, Inc.*	66,000	455
MTS Systems Corp.	19,800	527
NetApp, Inc.*	36,445	509
Radisys Corp.*	44,166	244
Unisys Corp.*	328,920	280

		6,234

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	44,000	338

Distribution/Wholesale - 1.3%
Huttig Building Products, Inc.*	86,500	39
Owens & Minor, Inc.	19,000	716
School Specialty, Inc.*	38,600	738
United Stationers, Inc.*	35,000	1,172
Watsco, Inc.	7,300	280

		2,945

Diversified Financial Services - 1.8%
Affiliated Managers Group, Inc.*	41,377	1,734
BGC Partners, Inc., Class A	142,400	393
Greenhill & Co., Inc.	15,589	1,088
Portfolio Recovery Associates, Inc.*	27,630	935

		4,150

Electric - 2.5%
CH Energy Group, Inc.	22,500	1,156
El Paso Electric Co.*	70,200	1,270
ITC Holdings Corp.	14,335	626
NorthWestern Corp.	47,000	1,103
Pike Electric Corp.*	79,000	972
Unisource Energy Corp.	23,700	696

		5,823

Electrical Components & Equipment - 0.9%
Ametek, Inc.	37,000	1,118
EnerSys*	54,300	597
General Cable Corp.*	24,655	436

		2,151

Electronics - 2.4%
Benchmark Electronics, Inc.*	36,100	461
Dolby Laboratories, Inc., Class A*	12,676	415
Flir Systems, Inc.*	38,619	1,185
Jabil Circuit, Inc.	104,500	705
Plexus Corp.*	51,000	864
Sanmina-SCI Corp.*	905,600	426
Varian, Inc.*	23,800	798
Watts Water Technologies, Inc., Class A	25,500	637

		5,491

Engineering & Construction - 1.3%
Dycom Industries, Inc.*	96,400	792
EMCOR Group, Inc.*	53,300	1,196
Granite Construction, Inc.	8,103	356
Perini Corp.*	9,000	210
Stanley, Inc.*	14,166	513

		3,067

Entertainment - 1.7%
DreamWorks Animation SKG, Inc., Class A*	46,705	1,180
Lions Gate Entertainment Corp.*	121,990	671
Scientific Games Corp., Class A*	112,070	1,965

		3,816

Environmental Control - 0.3%
Stericycle, Inc.*	12,446	648

Food - 2.7%
Flowers Foods, Inc.	18,000	438
J & J Snack Foods Corp.	45,000	1,614
Ralcorp Holdings, Inc.*	19,500	1,139
Ruddick Corp.	43,500	1,203
Smart Balance, Inc.*	153,620	1,045
United Natural Foods, Inc.*	36,400	649

		6,088

Forest Products & Paper - 0.9%
Glatfelter	180,700	1,681
Neenah Paper, Inc.	48,300	427

		2,108

Gas - 0.2%
Piedmont Natural Gas Co., Inc.	15,000	475

Hand/Machine Tools - 0.4%
Regal-Beloit Corp.	21,650	823

Healthcare - Products - 6.4%
Advanced Medical Optics, Inc.*	55,000	364
CardioNet, Inc.*	33,390	823
Conceptus, Inc.*	60,814	926
Cooper Cos. (The), Inc.	23,700	389

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.5% continued
Healthcare - Products - 6.4% continued
Haemonetics Corp. of Massachusetts*	15,390	$870
ICU Medical, Inc.*	39,000	1,292
Immucor, Inc.*	19,544	519
Integra LifeSciences Holdings Corp.*	62,145	2,210
Kensey Nash Corp.*	21,770	423
Masimo Corp.*	25,416	758
Meridian Bioscience, Inc.	23,750	605
NuVasive, Inc.*	43,170	1,496
Qiagen N.V.*	32,231	566
Resmed, Inc.*	33,125	1,241
SurModics, Inc.*	24,810	627
Wright Medical Group, Inc.*	72,504	1,481

		14,590

Healthcare - Services - 4.0%
Air Methods Corp.*	38,830	621
Amedisys, Inc.*	20,000	827
AMERIGROUP Corp.*	19,700	581
Centene Corp.*	15,100	298
Covance, Inc.*	13,500	621
Genoptix, Inc.*	26,820	914
Healthways, Inc.*	43,730	502
Icon PLC ADR*	27,130	534
Kindred Healthcare, Inc.*	18,400	240
Magellan Health Services, Inc.*	20,000	783
Psychiatric Solutions, Inc.*	114,616	3,192

		9,113

Home Builders - 0.2%
Thor Industries, Inc.	35,950	474

Home Furnishings - 0.4%
DTS, Inc.*	53,750	986

Household Products/Wares - 0.3%
American Greetings Corp., Class A	55,000	416
Blyth, Inc.	28,000	220

		636

Insurance - 3.9%
Aspen Insurance Holdings Ltd.	40,400	980
CNA Surety Corp.*	38,500	739
Delphi Financial Group, Inc., Class A	27,333	504
FBL Financial Group, Inc., Class A	27,500	425
Harleysville Group, Inc.	17,900	622
Hartford Financial Services Group, Inc.	49,100	806
Horace Mann Educators Corp.	90,000	827
Infinity Property & Casualty Corp.	14,000	654
National Interstate Corp.	13,797	247
Phoenix Companies (The), Inc.	108,001	353
Platinum Underwriters Holdings Ltd.	25,400	916
SeaBright Insurance Holdings, Inc.*	60,200	707
Selective Insurance Group, Inc.	55,000	1,261

		9,041

Internet - 2.8%
CyberSource Corp.*	84,080	1,008
DealerTrack Holdings, Inc.*	85,400	1,016
Equinix, Inc.*	14,003	745
F5 Networks, Inc.*	19,876	454
Gigamedia Ltd.*	140,000	788
j2 Global Communications, Inc.*	42,230	846
Sapient Corp.*	143,707	638
SonicWALL, Inc.*	51,600	205
United Online, Inc.	86,150	523
Website Pros, Inc.*	72,350	265

		6,488

Iron/Steel - 0.2%
Olympic Steel, Inc.	22,600	460

Leisure Time - 1.2%
Polaris Industries, Inc.	33,100	948
WMS Industries, Inc.*	68,419	1,841

		2,789

Lodging - 0.2%
Las Vegas Sands Corp.*	61,154	363

Machinery - Diversified - 1.0%
Columbus McKinnon Corp. of New York*	8,800	120
IDEX Corp.	40,899	988
Wabtec Corp.	29,677	1,180

		2,288

Media - 1.0%
Belo Corp., Class A	198,300	309
Central European Media Enterprises Ltd., Class A*	40,500	880
DG FastChannel, Inc.*	52,260	652
Sinclair Broadcast Group, Inc., Class A	163,800	508

		2,349

Mining - 0.2%
Compass Minerals International, Inc.	8,200	481

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.5% continued
Miscellaneous Manufacturing - 2.0%
Acuity Brands, Inc.	24,600	$859
EnPro Industries, Inc.*	38,100	821
Hexcel Corp.*	85,000	628
Matthews International Corp., Class A	43,980	1,613
Myers Industries, Inc.	53,000	424
Polypore International, Inc.*	35,420	268

		4,613

Oil & Gas - 2.8%
Arena Resources, Inc.*	23,133	650
Bill Barrett Corp.*	19,900	420
Carrizo Oil & Gas, Inc.*	27,120	437
Comstock Resources, Inc.*	16,961	801
Concho Resources, Inc.*	51,838	1,183
Continental Resources, Inc.*	25,085	520
EXCO Resources, Inc.*	65,808	596
Petrohawk Energy Corp.*	34,749	543
Quicksilver Resources, Inc.*	104,000	579
Whiting Petroleum Corp.*	18,010	603

		6,332

Oil & Gas Services - 1.3%
Allis-Chalmers Energy, Inc.*	45,583	251
Hornbeck Offshore Services, Inc.*	25,900	423
Lufkin Industries, Inc.	21,700	749
Oceaneering International, Inc.*	31,000	903
Tetra Technologies, Inc.*	127,470	619

		2,945

Pharmaceuticals - 1.3%
Cephalon, Inc.*	10,461	806
Isis Pharmaceuticals, Inc.*	77,268	1,096
Perrigo Co.	16,156	522
Viropharma, Inc.*	34,800	453

		2,877

Real Estate Investment Trusts - 1.7%
Ashford Hospitality Trust, Inc.	149,600	172
Glimcher Realty Trust	166,224	467
Hersha Hospitality Trust	130,000	390
Lexington Realty Trust	93,700	469
Pennsylvania Real Estate Investment Trust	108,200	806
PS Business Parks, Inc.	9,100	406
Sunstone Hotel Investors, Inc.	106,337	658
U-Store-It Trust	114,500	510

		3,878

Retail - 5.5%
American Eagle Outfitters, Inc.	74,902	701
Bob Evans Farms, Inc.	47,700	974
Borders Group, Inc.*	244,000	98
Casey’s General Stores, Inc.	40,800	929
Cato (The) Corp., Class A	42,000	634
Copart, Inc.*	20,000	544
Darden Restaurants, Inc.	18,943	534
Dollar Tree Stores, Inc.*	11,068	463
Finish Line (The), Inc., Class A	38,500	216
Genesco, Inc.*	21,000	355
Group 1 Automotive, Inc.	46,700	503
Guess?, Inc.	44,719	686
Gymboree Corp.*	58,331	1,522
Jos. A. Bank Clothiers, Inc.*	28,880	755
Nu Skin Enterprises, Inc., Class A	62,137	648
P.F. Chang’s China Bistro, Inc.*	23,686	496
Papa John’s International, Inc.*	43,500	802
Phillips-Van Heusen Corp.	45,163	909
Tractor Supply Co.*	10,300	372
Ulta Salon Cosmetics & Fragrance, Inc.*	62,700	519

		12,660

Savings & Loans - 0.4%
First Niagara Financial Group, Inc.	39,500	639
Flushing Financial Corp.	24,800	296

		935

Semiconductors - 2.6%
Applied Micro Circuits Corp.*	56,082	220
Entegris, Inc.*	529,100	1,159
Lam Research Corp.*	25,523	543
PMC - Sierra, Inc.*	111,401	541
Power Integrations, Inc.	30,082	598
Silicon Laboratories, Inc.*	66,528	1,649
Varian Semiconductor Equipment Associates, Inc.*	39,200	710
Xilinx, Inc.	23,717	423

		5,843

Software - 6.8%
Athenahealth, Inc.*	12,277	462
Avid Technology, Inc.*	71,000	775
Concur Technologies, Inc.*	44,000	1,444
Dun & Bradstreet Corp.	10,021	774
Innerworkings, Inc.*	109,390	717
MSC.Software Corp.*	104,500	698

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.5% continued
Software - 6.8% continued
MSCI, Inc., Class A*	59,080	$1,049
Nuance Communications, Inc.*	117,517	1,217
Schawk, Inc.	63,400	727
Skillsoft Ltd. ADR*	128,050	914
Solera Holdings, Inc.*	56,527	1,362
Sybase, Inc.*	123,550	3,060
SYNNEX Corp.*	16,400	186
Ultimate Software Group, Inc.*	60,630	885
VeriFone Holdings, Inc.*	241,500	1,183

		15,453

Telecommunications - 1.4%
Cincinnati Bell, Inc.*	174,900	338
General Communication, Inc., Class A*	130,000	1,052
iPCS, Inc.*	36,800	252
Premiere Global Services, Inc.*	32,900	283
SBA Communications Corp., Class A*	80,355	1,311

		3,236

Textiles - 0.3%
Unifirst Corp. of Massachusetts	23,700	704

Toys Games & Hobbies - 0.2%
RC2 Corp.*	40,400	431

Transportation - 3.2%
Arkansas Best Corp.	22,100	665
Forward Air Corp.	56,000	1,359
Genesee & Wyoming, Inc., Class A*	21,916	669
Hunt (J.B.) Transport Services, Inc.	26,164	687
Knight Transportation, Inc.	86,780	1,399
Landstar System, Inc.	64,426	2,476

		7,255

Total Common Stocks (Cost $264,266)		211,569

CONVERTIBLE PREFERRED STOCKS - 0.7%
Banks - 0.7%
East West Bancorp, Inc.*	1,486	1,601

Total Convertible Preferred Stocks (Cost $1,486)		1,601

INVESTMENT COMPANIES - 4.2%
iShares Russell 2000 Growth Index Fund	12,878	655
Northern Institutional Funds - Diversified Assets Portfolio (1)	8,894,413	8,895

Total Investment Companies (Cost $9,548)		9,550

	PRINCIPAL AMOUNT (000S)
SHORT- TERM INVESTMENTS - 2.8%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$5,439	5,439
U.S. Treasury Bill,
0.09%, 5/14/09(2)	1,020	1,020

Total Short-Term Investments (Cost $6,459)		6,459

Total Investments - 100.2% (Cost $281,759)		229,179

Liabilities less Other Assets - (0.2)%		(477)

NET ASSETS - 100.0%		$228,702

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000	133	$6,622	Long	3/09	$355

Federal Tax Information: At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$281,759

Gross tax appreciation of investments	$9,082
Gross tax depreciation of investments	(61,662)

Net tax depreciation of investments	$(52,580)

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER SMALL CAP FUND continued	DECEMBER 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), as issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$221,119	$355

Level 2	8,060	—

Level 3	—	—

Total	$229,179	$355

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0%
Australia - 3.2%
Alumina Ltd.	1,877,700	$1,838
AMP Ltd.	713,830	2,713
BHP Billiton Ltd.	95,407	2,009
BHP Billiton Ltd. ADR	44,337	1,902
CSL Ltd.	136,376	3,220
Macquarie Group Ltd.	68,917	1,400
National Australia Bank Ltd.	90,761	1,330
Newcrest Mining Ltd.	300,600	7,128
QBE Insurance Group Ltd.	243,993	4,434
Rio Tinto Ltd.	45,953	1,231
Woolworths Ltd.	265,930	4,961
WorleyParsons Ltd.	72,091	718

		32,884

Belgium - 0.8%
Anheuser-Busch InBev N.V.	38,477	892
Belgacom S.A.	145,820	5,562
Colruyt S.A.	7,432	1,591

		8,045

Bermuda - 0.1%
Credicorp Ltd.	28,004	1,399

Brazil - 1.1%
BM&FBOVESPA S.A.	367,827	950
Centrais Eletricas Brasileiras S.A.	111,872	1,242
Centrais Eletricas Brasileiras S.A. ADR	294,000	3,137
Cia Vale do Rio Doce ADR	96,200	1,165
LLX Logistica S.A.*	68,100	44
MMX Mineracao e Metalicos SA*	84,600	100
Petroleo Brasileiro S.A. ADR	96,260	2,357
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	19,400	1,254
Weg S.A.	134,300	720

		10,969

Canada - 4.2%
Barrick Gold Corp.	262,264	9,643
Canadian National Railway Co.	94,155	3,461
EnCana Corp.	16,000	738
Ivanhoe Mines Ltd./CA*	362,370	978
Magna International, Inc.	248,699	7,444
Nexen, Inc.	172,460	3,032
Novagold Resources, Inc.*	426,015	635
OPTI Canada, Inc.*	439,606	641
Rogers Communications, Inc., Class B	250,000	7,410
Royal Bank of Canada	38,300	1,120
Shoppers Drug Mart Corp.	118,400	4,608
Suncor Energy, Inc.	176,057	3,433
Teck Cominco Ltd., Class B	238,900	1,165

		44,308

Chile - 0.0%
Cenosud S.A.(1)	2,082	44

China - 0.8%
China Life Insurance Co. Ltd., Class H	1,341,000	4,133
China Merchants Bank Co. Ltd., Class H	1,059,000	1,985
China Oilfield Services Ltd., Class H	1,796,000	1,464
Industrial & Commercial Bank of China, Class H	1,523,000	810

		8,392

Czech Republic - 0.2%
CEZ A/S	50,205	2,040

Denmark - 0.9%
Novo-Nordisk A/S, Class B	172,633	8,783
Vestas Wind Systems A/S*	10,847	645

		9,428

Finland - 1.2%
Fortum OYJ	64,420	1,384
Nokia OYJ	387,094	6,000
Stora Enso OYJ (Registered)	718,380	5,607

		12,991

France - 9.3%
Alcatel-Lucent*	1,050,052	2,267
Alstom	92,917	5,486
Areva S.A.	3,996	1,962
AXA S.A.	163,233	3,639
BNP Paribas	70,645	2,983
Carrefour S.A.	153,831	5,907
Eurazeo	27,126	1,273
GDF Suez (VVPR)	32,427	1,606
Gemalto N.V.*	225,848	5,662
Iliad S.A.	27,436	2,376
L’Oreal S.A.	41,568	3,612
Sanofi-Aventis S.A.	247,704	15,731
Societe Generale	34,151	1,730
Sodexo	21,347	1,181
Technip S.A.	176,130	5,395
Thales S.A.	233,436	9,741
Total S.A.	109,876	5,990

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
France - 9.3% continued
Total S.A. ADR	134,400	$7,432
Veolia Environment	180,108	5,652
Vivendi	222,002	7,227

		96,852

Germany - 4.5%
Adidas A.G.	46,927	1,805
Allianz SE (Registered)	30,420	3,262
BASF SE	29,194	1,153
Bayer A.G.	39,072	2,295
Beiersdorf A.G.	61,310	3,647
Daimler A.G. (Registered)	34,117	1,296
Deutsche Boerse A.G.	27,558	2,007
Deutsche Telekom A.G. (Registered)	178,107	2,706
E.ON A.G.	109,129	4,412
Metro A.G.	61,463	2,491
RWE A.G.	10,474	942
SAP A.G.	152,790	5,475
Siemens A.G. (Registered)	128,885	9,653
Solarworld A.G.	36,422	793
Stada Arzneimittel A.G.	18,270	534
Symrise A.G.	292,395	4,129
United Internet A.G. (Registered)	55,318	495

		47,095

Greece - 0.1%
National Bank of Greece S.A.	52,654	975

Hong Kong - 0.8%
Cheung Kong Holdings Ltd.	217,798	2,076
China Mobile Ltd.	178,000	1,805
CNOOC Ltd.	2,173,000	2,065
Noble Group Ltd.	1,508,000	1,080
Sun Hung Kai Properties Ltd.	215,000	1,808

		8,834

India - 0.7%
ICICI Bank Ltd. ADR	175,505	3,379
Infosys Technologies Ltd. ADR	113,729	2,794
Reliance Industries Ltd., GDR (London Exchange) (1)	13,891	709

		6,882

Indonesia - 0.1%
Bank Rakyat Indonesia	3,477,500	1,527

Ireland - 0.6%
Experian Group Ltd.	902,580	5,651
Ryanair Holdings PLC ADR*	36,994	1,076

		6,727

Israel - 0.8%
Teva Pharmaceutical Industries ADR	203,354	8,657

Italy - 2.3%
Alleanza Assicurazioni S.p.A.	363,963	2,965
Ansaldo STS S.p.A.	150,892	2,126
ENI S.p.A.	110,872	2,627
Intesa Sanpaolo S.p.A.	236,054	850
Saipem S.p.A.	258,631	4,342
Telecom Italia S.p.A. (RNC)	8,612,940	9,610
UniCredit S.p.A. (Milan Exchange)	686,039	1,708

		24,228

Japan - 23.3%
Aeon Mall Co. Ltd.	98,600	1,904
Bank of Yokohama (The) Ltd.	652,623	3,861
Canon, Inc.	83,199	2,612
Coca-Cola West Holdings Co. Ltd.	392,300	8,484
Dai Nippon Printing Co. Ltd.	832,000	9,173
Daiwa Securities Group, Inc.	330,555	1,970
East Japan Railway Co.	124	969
Fanuc Ltd.	46,600	3,315
Fast Retailing Co. Ltd.	47,100	6,866
Fuji Television Network, Inc.	2,159	3,090
FUJIFILM Holdings Corp.	342,500	7,539
Hosiden Corp.	156,100	2,468
Japan Tobacco, Inc.	603	1,997
Joyo Bank (The) Ltd.	1,059,530	6,037
JS Group Corp.	361,100	5,591
Jupiter Telecommunications Co. Ltd.	5,345	5,571
Keyence Corp.	13,875	2,842
Kirin Holdings Co. Ltd.	222,000	2,927
Komatsu Ltd.	66,000	836
Kose Corp.	227,434	5,716
Kurita Water Industries Ltd.	90,300	2,433
Mabuchi Motor Co. Ltd.	198,200	8,233
MID REIT, Inc.	722	1,385
Mitsubishi Corp.	135,000	1,896
Mitsubishi UFJ Financial Group, Inc.	674,604	4,187
Mitsui Sumitomo Insurance Group Holdings, Inc.	356,434	11,370
Nintendo Co. Ltd.	22,000	8,454
Nippon Commercial Investment Corp.	520	551

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Japan - 23.3% continued
Nippon Electric Glass Co. Ltd.	206,000	$1,082
Nippon Oil Corp.	1,775,000	8,941
Nippon Telegraph & Telephone Corp.	310,042	8,430
Nipponkoa Insurance Co. Ltd.	937,791	7,292
Nomura Holdings, Inc.	455,487	3,757
Nomura Research Institute Ltd.	252,498	4,793
Rohm Co. Ltd.	98,000	4,949
Sega Sammy Holdings, Inc.	521,300	6,050
Sekisui House Ltd.	504,000	4,412
Seven & I Holdings Co. Ltd.	349,256	11,968
Shin-Etsu Chemical Co. Ltd.	39,400	1,807
Shionogi & Co. Ltd.	75,000	1,927
Shiseido Co. Ltd.	267,000	5,467
SMC Corp. of Japan	54,775	5,605
Sugi Pharmacy Co. Ltd.	165,674	4,420
Sumitomo Trust & Banking (The) Co. Ltd.	1,513,933	8,962
Suruga Bank (The) Ltd.	117,000	1,159
Suzuki Motor Corp.	215,402	2,979
Takefuji Corp.	364,610	2,980
Terumo Corp.	61,700	2,890
THK Co. Ltd.	111,974	1,177
Tokyu Land Corp.	522,000	1,988
Toyo Seikan Kaisha Ltd.	351,000	6,048
Toyota Motor Corp.	142,200	4,655
United Urban Investment Corp.	300	1,187
Wacoal Holdings Corp.	444,000	5,762

		242,964

Luxembourg - 0.3%
ArcelorMittal	35,517	856
SES S.A. FDR	124,670	2,400

		3,256

Malaysia - 0.1%
Sime Darby Bhd.	613,258	928

Mexico - 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,171,000	3,128

Netherlands - 2.1%
Heineken N.V.	264,953	8,139
ING Groep N.V. - CVA	78,637	822
Koninklijke Philips Electronics N.V. - New York Shares	77,000	1,530
Qiagen N.V.*	146,063	2,552
Royal Dutch Shell PLC	162,610	8,363

		21,406

Norway - 0.2%
StatoilHydro ASA	98,109	1,616

Papua New Guinea - 0.4%
Lihir Gold Ltd.*	1,693,910	3,619

Portugal - 0.2%
Energias de Portugal S.A.	582,229	2,194

Russia - 0.1%
Gazprom OAO ADR (London Exchange)	67,500	968

Singapore - 0.1%
DBS Group Holdings Ltd.	216,785	1,286

South Africa - 2.7%
Anglogold Ltd. ADR	351,834	9,749
Gold Fields Ltd.	367,263	3,647
Gold Fields Ltd.	627,700	6,287
Impala Platinum Holdings Ltd.	195,709	2,885
MTN Group Ltd.	282,537	3,340
Naspers Ltd., Class N	115,500	2,098

		28,006

South Korea - 1.7%
KB Financial Group, Inc.*	37,653	986
Korea Electric Power Corp. ADR*	352,010	4,087
KT Corp.*	598,160	8,775
POSCO ADR	9,600	722
Samsung Electronics Co. Ltd.	7,083	2,572
SK Telecom Co. Ltd. ADR	55,919	1,017

		18,159

Spain - 2.3%
Banco Santander S.A.	648,288	6,256
Gamesa Corp. Tecnologica S.A.	56,273	1,020
Iberdrola Renovables S.A.*	718,430	3,106
Iberdrola S.A.	221,433	2,056
Inditex S.A.	69,428	3,068
Red Electrica Corp. S.A.	53,807	2,726
Tecnicas Reunidas S.A.	24,407	638
Telefonica S.A.	243,112	5,449

		24,319

Sweden - 0.8%
Tele2 AB, Class B	87,800	780
Telefonaktiebolaget LM Ericsson ADR	422,600	3,301

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.0% continued
Sweden - 0.8% continued
Telefonaktiebolaget LM Ericsson, Class B	532,281	$4,082

		8,163

Switzerland - 6.4%
ABB Ltd. (Registered)*	328,196	4,947
Actelion Ltd. (Registered)*	50,864	2,865
Alcon, Inc.	15,900	1,418
Credit Suisse Group (Registered)	86,052	2,359
Julius Baer Holding A.G. (Registered)	82,431	3,171
Lonza Group A.G. (Registered)	16,245	1,502
Nestle S.A. (Registered)	463,147	18,254
Novartis A.G. (Registered)	109,316	5,477
Roche Holding A.G. (Genusschein)	58,499	9,005
SGS S.A. (Registered)	2,744	2,873
Swatch Group A.G. (Registered)	36,068	986
Syngenta A.G. (Registered)	7,150	1,385
UBS A.G.*	225,519	3,225
Zurich Financial Services A.G. (Registered)	41,771	9,067

		66,534

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,276,800	3,116

Thailand - 0.1%
Bangkok Bank PCL (Registered)	419,716	860

United Arab Emirates - 0.1%
DP World Ltd.	2,534,240	988

United Kingdom - 13.1%
Amec PLC	178,772	1,276
Amlin PLC	106,974	556
Anglo American PLC	24,936	569
Antofagasta PLC	401,900	2,482
AstraZeneca PLC	31,049	1,258
Autonomy Corp. PLC*	274,001	3,771
BAE Systems PLC	1,362,578	7,425
BG Group PLC	667,701	9,269
BP PLC	233,236	1,787
BP PLC ADR	122,314	5,717
British Sky Broadcasting Group PLC	394,306	2,743
Cadbury PLC	551,013	4,823
Capita Group PLC	419,080	4,465
Compass Group PLC	623,080	3,091
Dawnay Day Treveria PLC	2,307,735	236
Diageo PLC	519,290	7,222
Diageo PLC	3,259	68
GlaxoSmithKline PLC	371,117	6,889
HSBC Holdings PLC	295,661	2,829
International Power PLC	712,843	2,475
John Wood Group PLC	181,135	494
Kingfisher PLC	563,738	1,102
Lonmin PLC	154,354	2,037
Petrofac Ltd.	160,001	800
Reckitt Benckiser Group PLC	245,794	9,156
Rolls-Royce Group PLC*	1,058,409	5,184
Rotork PLC	83,898	959
Scottish & Southern Energy PLC	180,236	3,173
Standard Chartered PLC	649,156	8,297
Tullow Oil PLC	374,173	3,580
United Utilities Group PLC	396,872	3,591
Vedanta Resources PLC	212,890	1,890
Vodafone Group PLC	8,467,812	17,044
Vodafone Group PLC ADR	325,666	6,657
WPP PLC	715,432	4,170

		137,085

United States - 1.7%
Newmont Mining Corp.	244,260	9,941
Philip Morris International, Inc.	90,446	3,935
Synthes, Inc.*	27,677	3,499

		17,375

Total Common Stocks (Cost $1,250,965) (2)		918,247

CONVERTIBLE PREFERRED STOCKS - 0.2%
United States - 0.2%
Lucent Technologies Capital Trust I*	8,125	2,641

Total Convertible Preferred Stocks (Cost $2,661) (2)		2,641

PREFERRED STOCKS - 0.7%
Brazil - 0.2%
Petroleo Brasileiro S.A. - Petrobras	182,027	1,783

Germany - 0.5%
Henkel KGaA	142,808	4,578
Porsche Automobil Holding S.E.*	14,140	1,101

		5,679

South Korea - 0.0%
Samsung SDI Co. Ltd.*	9,510	188

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.7% continued
South Korea - 0.0% continued
Total Preferred Stocks (Cost $12,336) (2)		$7,650

INVESTMENT COMPANIES - 8.1%
iShares MSCI Emerging Markets Index Fund	1,372,866	34,281
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	50,088,241	50,088

Total Investment Companies (Cost $116,088)		84,369

RIGHTS - 0.0%
Singapore - 0.0%
DBS Group Holdings Ltd.*	108,392	226

Total Rights (Cost $ — )		226

WARRANTS - 0.3%
United States - 0.3%
Merrill Lynch Inlt EQ WTS*	58,336	2,711

Total Warrants (Cost $3,899)		2,711

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 3.7%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$33,422	33,422
U.S. Treasury Bill,
0.11%, 5/14/09(5)	5,130	5,128

Total Short-Term Investments (Cost $38,550)		38,550

Total Investments - 101.0% (Cost $1,424,499)		1,054,394

Liabilities less Other Assets - (1.0)%		(10,786)

NET ASSETS - 100.0%		$1,043,608

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2008 the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $95,029,000 with net sales of approximately $45,371,000 during the nine months ended December 31, 2008.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-Mini MSCI EAFE Index	605	$38,297	Long	3/09	$2,264

At December 31, 2008, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Industrials	20.4%
Financials	14.7
Consumer Staples	12.0
Materials	9.0
Energy	8.6
Telecommunication Services	8.2
Consumer Discretionary	7.9
Information Technology	7.8
Health Care	7.0
Utilities	4.4

Total	100%

At December 31, 2008, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF INVESTMENTS
British Pound	12.7%
Euro	22.5
Japanese Yen	23.0
Swiss Franc	6.4
U.S. Dollar	23.7
All other currencies less than 5%	11.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At December 31, 2008, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Japanese Yen	2,612	U.S. Dollar	29	1/5/09	$—
Japanese Yen	9,618	U.S. Dollar	107	1/6/09	—
Japanese Yen	39,881	U.S. Dollar	442	1/7/09	—
Japanese Yen	163,621	U.S. Dollar	1,775	3/17/09	(33)
Swedish Kronor	1,560	U.S. Dollar	203	1/2/09	6
Swiss Franc	984	U.S. Dollar	935	1/6/09	10
U.S. Dollar	171	Hong Kong Dollar	1,323	1/2/09	—
U.S. Dollar	240	Australian Dollar	348	1/2/09	2
U.S. Dollar	208	Canadian Dollar	255	1/2/09	(2)
U.S. Dollar	1,096	Euro	777	1/2/09	(15)
U.S. Dollar	1,327	British Pound	913	1/2/09	(15)
U.S. Dollar	293	Canadian Dollar	360	1/2/09	(1)
U.S. Dollar	624	Euro	445	1/2/09	(5)
U.S. Dollar	2,063	British Pound	1,420	1/5/09	(22)
U.S. Dollar	71	Mexican Peso	983	1/5/09	—
U.S. Dollar	176	Canadian Dollar	215	1/5/09	(2)
U.S. Dollar	8	Swiss Franc	9	1/5/09	—
U.S. Dollar	1,453	Euro	1,032	1/5/09	(18)
U.S. Dollar	233	Hong Kong Dollar	1,807	1/5/09	—
U.S. Dollar	399	Japanese Yen	36,108	1/5/09	—
U.S. Dollar	97	Singaporean Dollar	139	1/5/09	—
U.S. Dollar	160	South African Rand	1,537	1/5/09	6
U.S. Dollar	369	Australian Dollar	534	1/5/09	3
U.S. Dollar	1,181	British Pound	819	1/5/09	(4)
U.S. Dollar	374	Australian Dollar	540	1/5/09	2
U.S. Dollar	217	Canadian Dollar	265	1/5/09	(2)
U.S. Dollar	1,605	Euro	1,145	1/5/09	(14)
U.S. Dollar	79	Hong Kong Dollar	615	1/5/09	—
U.S. Dollar	152	Hong Kong Dollar	1,180	1/5/09	—
U.S. Dollar	59	Indonesian Rupiah	651,648	1/5/09	—
U.S. Dollar	9	Swiss Franc	10	1/6/09	—
U.S. Dollar	1,110	Swiss Franc	1,168	1/6/09	(12)
U.S. Dollar	160	Czech Koruna	3,011	1/6/09	(4)
U.S. Dollar	307	Danish Kroner	1,627	1/5/09	(3)
U.S. Dollar	206	Danish Kroner	1,091	1/6/09	(3)
U.S. Dollar	314	Euro	223	1/6/09	(4)
U.S. Dollar	84	South African Rand	790	1/6/09	1
U.S. Dollar	790	Swiss Franc	840	1/6/09	(1)
U.S. Dollar	162	Australian Dollar	235	1/6/09	1
U.S. Dollar	261	Danish Kroner	1,390	1/6/09	(2)
U.S. Dollar	1,457	Japanese Yen	131,500	1/7/09	(6)
U.S. Dollar	725	Swiss Franc	766	1/7/09	(5)
U.S. Dollar	47	Czech koruna	879	1/7/09	(1)
U.S. Dollar	456	Japanese Yen	41,164	1/7/09	(2)
U.S. Dollar	179	South African Rand	1,673	1/7/09	2
U.S. Dollar	72	South African Rand	670	1/7/09	—
U.S. Dollar	35	Swedish Kroner	270	1/7/09	—
U.S. Dollar	1,827	Japanese Yen	163,621	3/17/09	(19)
Total					$(162)

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,424,499

Gross tax appreciation of investments	$20,112
Gross tax depreciation of investments	(390,217)

Net tax depreciation of investments	$(370,105)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$256,621	$2,264

Level 2	796,202	(162)

Level 3	1,571	—

Total	$1,054,394	$2,102

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments inwhich significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—
Realized gain (loss)	(779)	—
Change in unrealized appreciation/depreciation	(1,015)	—
Net Purchases (Sales)	(479)	—
Transfers in and/or out of Level 3	3,844

Balance as of 12/31/08	$1,571	$—

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6%
Argentina - 0.1%
Banco Macro S.A. ADR	7,583	$82
Petrobras Energia Participaciones S.A. ADR	2,200	13

		95

Bermuda - 1.1%
Central European Media Enterprises Ltd.*	29,957	651
Credicorp Ltd.	19,200	959

		1,610

Brazil - 9.3%
Banco Bradesco S.A. ADR	32,868	324
Banco do Brasil S.A.	84,600	533
Brasil Telecom Participacoes S.A.	7,610	192
Cia de Concessoes Rodoviarias	85,600	867
Cia de Saneamento Basico do Estado de Sao Paulo*	16,285	194
Cia Vale do Rio Doce ADR	90,300	1,094
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	29,300	808
Diagnosticos da America S.A.	64,800	625
EDP - Energias do Brasil S.A.	16,624	161
Empresa Brasileira de Aeronautica S.A.	47,360	179
Equatorial Energia S.A.	13,491	58
Gerdau S.A. ADR	14,431	95
Light S.A.	15,410	144
Lojas Renner S.A.	42,300	284
Natura Cosmeticos S.A.	182,541	1,486
Perdigao S.A.	43,400	554
Petroleo Brasileiro S.A. ADR	154,783	3,791
Petroleo Brasileiro S.A. ADR	58,696	1,198
Redecard S.A.	87,500	964
Souza Cruz S.A.	27,900	528

		14,079

Chile - 0.1%
Banco Santander Chile S.A. ADR	5,031	176

China - 7.9%
China BlueChemical Ltd., Class H	338,000	140
China Construction Bank, Class H	854,000	473
China Merchants Bank Co. Ltd., Class H	319,000	598
China Petroleum & Chemical Corp.	504,000	311
China Shineway Pharmaceutical Group Ltd.	10,000	6
China Sky One Medical, Inc.*	4,192	67
China South Locomotive and Rolling Stock Corp.*	2,218,000	1,213
China Telecom Corp. Ltd., Class H	610,000	231
Dongfeng Motor Group Co. Ltd., Class H*	338,000	110
Hainan Meilan International Airport Co. Ltd.	10,000	4
Industrial & Commercial Bank of China, Class H	3,885,000	2,065
Netease.com ADR*	7,662	169
People’s Food Holdings Ltd.	81,000	39
PetroChina Co. Ltd., Class H	540,874	479
Shanda Interactive Entertainment Ltd. ADR*	39,900	1,291
Sichuan Expressway Co. Ltd.*	132,000	25
Want Want China Holdings Ltd.	379,000	158
Wumart Stores, Inc.	1,101,000	822
Yangzijiang Shipbuilding Holdings Ltd.	203,000	65
Yanzhou Coal Mining Co. Ltd., Class H	1,344,000	1,000
Zhejiang Expressway Co. Ltd., Class H	322,000	191
Zijin Mining Group Co. Ltd., Class H	2,172,000	1,332
ZTE Corp., Class H	432,200	1,141

		11,930

Czech Republic - 0.9%
CEZ A/S	27,698	1,126
Komercni Banka A/S	1,205	185
Telefonica O2 Czech Republic A/S	3,113	68

		1,379

Egypt - 0.9%
Commercial International Bank	30,281	203
ElSwedy Cables Holding Co.*	53,480	738
Orascom Construction Industries	16,509	417

		1,358

Hong Kong - 8.1%
Chaoda Modern Agriculture	146,000	94
China Mobile Ltd.	682,500	6,920
China Pharmaceutical Group Ltd.	492,000	174
China Unicom Ltd.	102,000	124
CNOOC Ltd.	2,015,000	1,915
Cnpc Hong Kong Ltd.	480,000	150
Denway Motors Ltd.	4,808,000	1,508
GZI Real Estate Investment Trust	149,000	35
Huabao International Holdings Ltd.	1,090,000	717
Pacific Basin Shipping Ltd.	1,423,000	654
Sino Biopharmaceutical*	12,000	1
Sinolink Worldwide Holdings	260,000	21
Skyworth Digital Holdings Ltd.	282,000	16

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Hong Kong - 8.1% continued
SRE Group Ltd.	324,000	$22

		12,351

Hungary - 0.1%
MOL Hungarian Oil and Gas Nyrt	3,512	183

India - 1.8%
HDFC Bank Ltd. ADR	23,100	1,649
Hindalco Industries Ltd. GDR	749,440	794
Satyam Computer Services Ltd. ADR	18,025	163
Tata Motors Ltd. ADR	9,427	42
Wipro Ltd. ADR	9,427	77

		2,725

Indonesia - 4.4%
Astra International Tbk PT	1,847,500	1,870
Bank Central Asia Tbk PT	8,308,000	2,485
Bank Mandiri Persero Tbk PT	1,263,500	241
Bumi Resources Tbk PT	1,478,508	127
Perusahaan Gas Negara PT	5,418,000	973
Semen Gresik Persero Tbk PT	547,000	211
Telekomunikasi Indonesia Tbk PT	172,276	111
Telekomunikasi Indonesia Tbk PT ADR	17,300	434
Unilever Indonesia Tbk PT	245,500	179

		6,631

Israel - 3.8%
Bank Leumi Le-Israel BM	85,543	181
Bezeq Israeli Telecommunication Corp. Ltd.	110,394	181
Cellcom Israel Ltd.	34,000	751
Elbit Systems Ltd.	19,900	925
Israel Chemicals Ltd.	80,916	566
Migdal Insurance Holdings Ltd.	74,089	79
Mizrahi Tefahot Bank Ltd.	15,473	80
Partner Communications	1,028	17
Strauss-Elite Ltd.	63,727	623
Super-Sol Ltd.	24,314	82
Teva Pharmaceutical Industries ADR	36,400	1,550
Teva Pharmaceutical Industries Ltd.	16,459	702

		5,737

Luxembourg - 0.4%
Tenaris S.A. ADR	30,700	644

Malaysia - 0.7%
British American Tobacco Malaysia Bhd.	14,500	187
IJM Corp. Bhd.	212,900	173
Lafarge Malayan Cement Bhd.	10,500	12
Multi-Purpose Holdings Bhd.	135,200	42
PLUS Expressways Bhd.	23,924	21
PPB Group Bhd.	70,800	191
Public Bank Bhd.	60,200	155
Telekom Malaysia Bhd.	74,900	67
Tenaga Nasional Bhd.	109,100	198
UMW Holdings Bhd.	46,800	70

		1,116

Mexico - 7.0%
Alfa S.A. de C.V., Class A	24,102	51
America Movil S.A. de C.V., Series L	107,042	164
America Movil S.A.B. de C.V. ADR, Series L	123,736	3,835
Carso Global Telecom S.A.B. de C.V.*	54,337	217
Desarrolladora Homex S.A.B. de C.V. ADR*	28,200	644
Embotelladoras Arca S.A.B. de C.V.	314,117	556
Fomento Economico Mexicano S.A. de C.V. ADR	110,728	3,336
Fomento Economico Mexicano S.A. de C.V., UBD	88,590	265
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	55,002	77
Grupo Financiero Banorte S.A. de C.V., Class O	57,295	103
Grupo Mexico S.A.B. de C.V., Series B	64,913	41
Megacable Holdings S.A.B de C.V.*	500,600	667
Wal-Mart de Mexico S.A.B. de C.V., Series V	256,300	685

		10,641

Panama - 0.6%
Copa Holdings S.A.	30,600	928

Peru – 0.9%
Cia de Minas Buenaventura S.A. ADR	67,800	1,351

Philippines - 0.3%
Metropolitan Bank & Trust	970,100	483

Poland - 0.7%
Bank Millennium S.A.	60,699	59
Globe Trade Centre S.A.*	111,649	575
Polski Koncern Naftowy Orlen*	21,705	189
Telekomunikacja Polska S.A.	28,517	185

		1,008

Russia - 2.4%
Gazprom OAO ADR (London Exchange)	31,200	447

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Russia - 2.4% continued
Gazprom OAO ADR (OTC Exchange)	49,868	$710
LUKOIL ADR (London Exchange)	17,400	564
LUKOIL ADR (OTC Exchange)	13,103	434
MMC Norilsk Nickel ADR	34,302	219
Mobile Telesystems OJSC ADR	15,400	411
Rosneft Oil Co. GDR*	33,163	126
Sberbank RF	592,398	446
Surgutneftegaz ADR (OTC Exchange)	12,277	66
Tatneft, GDR (Registered)	3,327	118
Vimpel-Communications ADR	12,678	91

		3,632

South Africa - 6.3%
Aveng Ltd.	62,733	210
FirstRand Ltd.	3,021	5
Grindrod Ltd.	22,924	38
Investec Ltd.	36,659	168
Liberty Group Ltd.	21,098	142
Massmart Holdings Ltd.	115,395	1,058
Metropolitan Holdings Ltd.	136,172	160
Mittal Steel South Africa Ltd.	19,957	193
MTN Group Ltd.	119,442	1,412
Murray & Roberts Holdings Ltd.	160,295	839
Naspers Ltd., Class N	890	16
REMGRO Ltd.	27,315	227
Santam Ltd.	1,588	14
Sasol Ltd. ADR	19,800	601
Shoprite Holdings Ltd.	39,867	229
Standard Bank Group Ltd.	199,420	1,805
Steinhoff International Holdings Ltd.	33,843	46
Truworths International Ltd.	631,072	2,341
Wilson Bayly Holmes-Ovcon Ltd.	7,945	93

		9,597

South Korea - 12.0%
Busan Bank	37,330	170
Dongbu Insurance Co. Ltd.	57,020	674
Hankook Tire Co. Ltd.	39,040	483
Hyundai Heavy Industries	3,741	609
Hyundai Marine & Fire Insurance Co. Ltd.	15,820	183
Hyundai Mipo Dockyard	1,831	206
Hyundai Motor Co. Ltd.	19,938	642
Kangwon Land, Inc.*	19,120	204
KB Financial Group, Inc.*	12,890	353
Korea Exchange Bank	34,080	169
KT Corp.	7,660	227
KT Freetel Co. Ltd.*	32,570	810
KT&G Corp.	20,726	1,296
LG Chem Ltd.	3,982	229
LG Corp.	6,770	237
LG Electronics, Inc.	14,266	871
LIG Insurance Co. Ltd.	130	1
MegaStudy Co. Ltd.*	5,742	847
NCSoft Corp.	41,010	1,744
NHN Corp.*	7,788	790
Pacific Corp.	187	16
POSCO	1,688	499
Samsung C&T Corp.	5,680	183
Samsung Electronics Co. Ltd.	10,981	3,987
Samsung Engineering Co. Ltd.	66	2
Shinhan Financial Group Co. Ltd.*	78,860	1,827
SK Holdings Co. Ltd.	631	48
SK Telecom Co. Ltd.	1,643	271
S-Oil Corp.	3,928	194
Woongjin Thinkbig Co. Ltd.*	37,200	424

		18,196

Taiwan - 11.5%
AU Optronics Corp.*	284,000	218
China Steel Corp.	599,000	426
Chinatrust Financial Holding Co. Ltd.	3,000,000	1,293
Chunghwa Telecom Co. Ltd.	187,000	298
Compal Electronics, Inc.	336,000	179
Cyberlink Corp.	15,847	57
Evergreen Marine Corp. Tawain Ltd.	306,000	145
Far Eastern Textile Co. Ltd.	1,247,000	803
Formosa Chemicals & Fibre Co.	147,000	180
Formosa Plastics Corp.	165,000	220
High Tech Computer Corp.	126,000	1,271
HON HAI Precision Industry Co. Ltd.	255,000	503
Lite-On Technology Corp.	225,000	149
Macronix International	588,000	157
Nan Ya Plastics Corp.	206,000	223
President Chain Store Corp.	602,000	1,446
Quanta Computer, Inc.	668,000	710
Siliconware Precision Industries Co. ADR	206,800	922
Taiwan Cement Corp.	1,714,000	1,417
Taiwan Mobile Co. Ltd.	60,515	90
Taiwan Semiconductor Manufacturing Co. Ltd.	2,567,000	3,513

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER EMERGING MARKETS EQUITY FUND (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Taiwan - 11.5% continued
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,400	$422
U-Ming Marine Transport Corp.	86,000	104
Uni-President Enterprises Corp.	1,415,000	1,253
United Microelectronics Corp.	644,000	148
Yageo Corp.	3,131,000	400
Yuanta Financial Holding Co Ltd.	1,799,000	819

		17,366

Thailand - 2.4%
Advanced Info Service PCL	2,800	7
Advanced Info Service PCL (Registered)	59,400	134
CP Seven Eleven PCL	282,100	101
Kasikornbank PCL	104,400	138
Kasikornbank PCL NVDR	319,500	423
Krung Thai Bank PCL	874,402	96
Land and Houses PCL	4,181,921	466
PTT Exploration & Production PCL	2,600	8
PTT Exploration & Production PCL (Registered)	55,500	171
PTT PCL	2,200	11
PTT PCL (Registered)	47,300	234
Siam Cement PCL	441,094	1,324
Siam Commercial Bank PCL	2,800	4
Siam Commercial Bank PCL (Registered)	59,813	84
Tisco Bank PCL	704,398	185
Tisco Bank PCL	785,500	203

		3,589

Turkey - 0.8%
Akbank TAS	68,234	213
Aksigorta A.S.	5,368	10
TAV Havalimanlari Holding AS*	106,713	233
Turk Telekomunikasyon A.S.*	8,520	19
Turkcell Iletisim Hizmet A.S. ADR	32,400	472
Turkiye Garanti Bankasi A.S.*	5,454	9
Turkiye Halk Bankasi A.S.*	4,249	13
Turkiye Is Bankasi, Class C	71,811	193

		1,162

United Kingdom - 1.0%
Anglo American PLC	65,896	1,522

United States - 1.1%
Cognizant Technology Solutions Corp., Class A*	54,000	975
Lenovo Group Ltd.	16,000	4
NII Holdings, Inc.*	37,100	675

		1,654

Total Common Stocks (Cost $113,286) (1)		131,143

CONVERTIBLE PREFERRED STOCKS - 1.2%
Brazil - 1.2%
Brasil Telecom Participacoes S.A. ADR	36,108	1,395
Cia Energetica de Minas Gerais ADR	33,200	456

		1,851

Total Convertible Preferred Stocks (Cost $1,766) (1)		1,851

PREFERRED STOCKS - 4.8%
Brazil - 4.8%
Aracruz Celulose S.A., Class B	176,056	188
Banco Itau Holding Financeira S.A.	33,398	374
Bradespar S.A.*	21,086	173
Cia Brasileira de Distribuicao Grupo Pao de Acucar	236	3
Cia Energetica do Ceara	3,949	38
Cia Paranaense de Energia, Class B	15,773	162
Cia Vale do Rio Doce, Class A	48,483	497
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	15,733	172
Metalurgica Gerdau S.A.	21,329	184
Petroleo Brasileiro S.A. - Petrobras	23,326	229
Sadia S.A.	103,536	167
Telecomunicacoes de Sao Paulo S.A.	7,215	141
Telemar Norte Leste S.A.	5,976	142
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	70,051	4,527
Usinas Siderurgicas de Minas Gerais S.A., Class A	18,576	211

		7,208

South Korea - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	61	4

Total Preferred Stocks (Cost $6,271) (1)		7,212

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.4%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	12,736,179	$12,736

Total Investment Companies (Cost $12,736)		12,736

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.4%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$2,150	2,150

Total Short-Term Investments (Cost $2,150)		2,150

Total Investments - 102.4% (Cost $136,209)		155,092

Liabilities less Other Assets - (2.4)%		(3,589)

NET ASSETS - 100.0%		$151,503

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated fund.
(3)	The fund had $12,736,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2008.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.7%
Consumer Staples	12.8
Energy	10.3
Financials	19.6
Health Care	2.4
Industrials	6.3
Information Technology	14.8
Materials	8.8
Telecommunication Services	14.2
Utilities	2.1

Total	100%

At December 31, 2008, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF INVESTMENTS
South Korean Won	5.7%
Taiwan Dollar	8.6
United States Dollar	72.1
All other currencies less than 5%	13.6

Total	100.0%

At December 31, 2008, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	25	Czech Koruna	480	1/6/09	$(1)
U.S. Dollar	615	Hong Kong Dollar	4,769	1/2/09	—
U.S. Dollar	203	Hong Kong Dollar	1,577	1/2/09	—
U.S. Dollar	932	Hong Kong Dollar	7,224	1/5/09	—
U.S. Dollar	326	Hong Kong Dollar	2,523	1/5/09	—
U.S. Dollar	8	Hungarian Forint	1,592	1/5/09	—
U.S. Dollar	43	Mexican New Peso	590	1/2/09	(1)
U.S. Dollar	20	Polish Zloty	57	1/2/09	—
U.S. Dollar	116	Polish Zloty	342	1/5/09	—
U.S. Dollar	5	Singapore Dollar	7	1/2/09	—
U.S. Dollar	210	South African Rand	1,975	1/6/09	3
U.S. Dollar	96	South African Rand	909	1/6/09	3
U.S. Dollar	85	South African Rand	798	1/7/09	1
U.S. Dollar	78	Taiwan Dollar	2,548	1/2/09	—
U.S. Dollar	57	Thai Baht	1,978	1/5/09	—
U.S. Dollar	33	Thai Baht	1,168	1/6/09	—

Total					$5

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$136,209

Gross tax appreciation of investments	$19,599
Gross tax depreciation of investments	(716)

Net tax appreciation of investments	$18,883

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2008 (UNAUDITED)

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$64,215	$—

Level 2	84,680	5

Level 3	6,197	—

Total	$155,092	$5

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—

Realized gain (loss)	49	—

Change in unrealized appreciation/depreciation	1,370	—

Net Purchases (Sales)	4,778	—

Transfers in and/or out of Level 3	—	—

Balance as of 12/31/08	$6,197	$—

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
MULTI-MANAGER GLOBAL REAL ESTATE	DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6%
Australia - 5.7%
CFS Retail Property Trust	405,500	$532
Dexus Property Group	3,060,691	1,778
Goodman Group	1,415,090	750
GPT Group	1,420,234	919
Mirvac Group	1,142,043	1,029
Stockland	912,332	2,639
Westfield Group	913,937	8,419

		16,066

Austria - 0.0%
Meinl European Land Ltd. A.G.*	29,941	109

Canada - 1.5%
Boardwalk Real Estate Investment Trust	20,956	434
Brookfield Properties Corp.	167,692	1,296
Calloway Real Estate Investment Trust	19,900	183
Canadian Real Estate Investment Trust	54,038	988
H&R Real Estate Investment Trust	58,300	352
Primaris Retail Real Estate Investment Trust	10,484	91
RioCan Real Estate Investment Trust	90,500	1,001

		4,345

China - 0.1%
Sino-Ocean Land Holdings Ltd.	353,000	161

Finland - 0.1%
Citycon Oyj	92,934	218

France - 8.1%
Gecina S.A.	1,359	94
Icade*	57,241	4,764
Klepierre	120,611	2,956
Mercialys	37,419	1,179
Societe Immobiliere de Location pour I’Industrie et le Commerce	5,874	546
Unibail-Rodamco	89,344	13,306

		22,845

Germany - 0.2%
Deutsche Euroshop A.G.	15,100	518

Hong Kong - 14.9%
Agile Property Holdings Ltd.	368,000	194
Cheung Kong Holdings Ltd.	16,400	156
China Overseas Land & Investment Ltd.	4,162,400	5,851
China Resources Land Ltd.	417,600	517
Hang Lung Group Ltd.	127,000	388
Hang Lung Properties Ltd.	2,366,000	5,190
Henderson Land Development Co. Ltd.	429,000	1,603
Hongkong Land Holdings Ltd.	2,191,000	5,489
Hysan Development Co. Ltd.	1,987,000	3,227
Kerry Properties Ltd.	1,234,000	3,322
Lifestyle International Holdings Ltd.	2,600,000	2,651
Link REIT (The)	1,048,000	1,742
New World China Land Ltd.	321,700	99
Shangri-La Asia Ltd.	1,950,000	2,254
Sino Land Co.	1,027,000	1,073
Sun Hung Kai Properties Ltd.	903,100	7,594
Wharf Holdings Ltd.	205,000	566

		41,916

Japan - 13.1%
Aeon Mall Co. Ltd.	226,800	4,379
Daiwa House Industry Co. Ltd.	260,000	2,544
Japan Logistics Fund Inc.	18	109
Japan Prime Realty Investment Corp.	64	153
Japan Real Estate Investment Corp.	249	2,238
Japan Retail Fund Investment Corp.	177	768
Mitsubishi Estate Co. Ltd.	697,000	11,496
Mitsui Fudosan Co. Ltd.	559,700	9,303
Nippon Accommodations Fund Inc.	13	56
Nippon Building Fund, Inc.	239	2,624
Nomura Real Estate Office Fund, Inc.	33	216
NTT Urban Development Corp.	568	613
Orix JREIT, Inc.	4	19
Sumitomo Realty & Development Co. Ltd.	111,000	1,654
Tokyo Tatemono Co. Ltd.	95,000	435
Tokyu Land Corp.	50,000	190
Tokyu REIT, Inc.	7	44
United Urban Investment Corp.	5	20

		36,861

Netherlands - 1.7%
Corio N.V.	56,688	2,599
Eurocommercial Properties N.V.	53,895	1,812
Wereldhave N.V.	3,700	327

		4,738

Singapore - 2.8%
Ascendas Real Estate Investment Trust	337,000	326
CapitaLand Ltd.	2,195,900	4,824
CapitaMall Trust	398,000	443
City Developments Ltd.	540,000	2,410
Suntec Real Estate Investment Trust	43,000	21

		8,024

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER GLOBAL REAL ESTATE continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6% continued
Spain - 0.7%
Sol Melia S.A.	314,000	$1,885

Sweden - 0.9%
Castellum AB	275,786	2,144
Hufvudstaden AB, Class A	50,300	354

		2,498

Switzerland - 0.2%
PSP Swiss Property A.G. (Registered)*	11,200	558

United Kingdom - 5.2%
British Land Co. PLC	333,993	2,677
Derwent London PLC	130,880	1,375
Great Portland Estates PLC	161,698	608
Hammerson PLC	357,137	2,766
Land Securities Group PLC	296,821	3,956
Liberty International PLC	52,000	360
Safestore Holdings Plc	203,000	161
Segro PLC	797,201	2,851

		14,754

United States - 38.4%
Acadia Realty Trust	12,200	174
Alexandria Real Estate Equities, Inc.	3,000	181
AMB Property Corp.	50,999	1,194
American Campus Communities, Inc.	18,913	387
Apartment Investment & Management Co., Class A	57,157	660
AvalonBay Communities, Inc.	69,737	4,225
BioMed Realty Trust, Inc.	72,745	853
Boston Properties, Inc.	105,254	5,789
Brandywine Realty Trust	51,695	399
BRE Properties, Inc., Class A	33,010	924
CBL & Associates Properties, Inc.	18,200	118
Corporate Office Properties Trust SBI of Maryland	11,600	356
Corrections Corp. of America*	16,927	277
Developers Diversified Realty Corp.	68,725	335
Digital Realty Trust, Inc.	25,500	838
Douglas Emmett, Inc.	196,445	2,566
Duke Realty Corp.	36,303	398
EastGroup Properties, Inc.	9,363	333
Equity Lifestyle Properties, Inc.	26,579	1,020
Equity One, Inc.	63,000	1,115
Equity Residential	144,955	4,323
Essex Property Trust, Inc.	53,132	4,078
Extra Space Storage, Inc.	68,406	706
Federal Realty Investment Trust	116,957	7,261
HCP, Inc.	169,589	4,709
Health Care REIT, Inc.	119,444	5,040
Highwoods Properties, Inc.	22,500	616
Home Properties, Inc.	14,900	605
Hospitality Properties Trust	17,400	259
Host Hotels & Resorts, Inc.	404,719	3,064
Kimco Realty Corp.	84,741	1,549
LaSalle Hotel Properties	16,200	179
Liberty Property Trust	77,414	1,767
Macerich (The) Co.	160,965	2,923
Mack-Cali Realty Corp.	28,048	687
Nationwide Health Properties, Inc.	42,400	1,218
OMEGA Healthcare Investors, Inc.	68,929	1,101
Post Properties, Inc.	38,700	638
ProLogis	259,280	3,601
PS Business Parks, Inc.	7,385	330
Public Storage	111,632	8,875
Regency Centers Corp.	26,297	1,228
Simon Property Group, Inc.	218,945	11,632
SL Green Realty Corp.	26,976	699
Starwood Hotels & Resorts Worldwide, Inc.	104,021	1,862
Tanger Factory Outlet Centers, Inc.	24,200	910
Taubman Centers, Inc.	36,931	940
UDR, Inc.	125,675	1,733
Ventas, Inc.	167,525	5,624
Vornado Realty Trust	127,431	7,690
Weingarten Realty Investors	19,776	409

		108,398

Total Common Stocks (Cost $217,256) (1)		263,894

INVESTMENT COMPANIES - 7.9%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	22,136,561	22,136
ProLogis European Properties	53,494	240

Total Investment Companies (Cost $22,368)		22,376

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment Ltd.*	152,576	$55

Total Rights (Cost $ — )		55

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.4%
Bank of Nova Scotia, Toronto, Eurodollar Time Deposit,
0.01%, 1/2/09	$3,822	3,822

Total Short-Term Investments (Cost $3,822)		3,822

Total Investments - 102.9% (Cost $243,446)		290,147

Liabilities less Other Assets - (2.9)%		(8,208)

NET ASSETS - 100.0%		$281,939

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	The fund had approximately $22,137,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2008.
(3)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2008, the industry sectors for the Multi-Manager Global Real Estate were:

INDUSTRY SECTOR	% OF INVESTMENTS
Real Estate Investment Trusts	67.6%
Real Estate Management Development	29.8
Hotel Restaurants & Leisure	2.4
Diversified Financial Services	0.1
Commercial Services and Supplies	0.1
Total	100%

At December 31, 2008, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF INVESTMENTS
Australian Dollar	5.5%
Euro	10.5
British Pound	5.1
Hong Kong Dollar	12.6
Japanese Yen	12.7
United States Dollar	47.3
All other currencies less than 5%	6.3

Total	100.0%

At December 31, 2008, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	90	U.S. Dollar	64	1/6/09	$1
British Pound	6	U.S. Dollar	8	1/2/09	—
British Pound	38	U.S. Dollar	55	1/6/09	1
Canadian Dollar	10	U.S. Dollar	8	1/5/09	—
Euro	3	U.S. Dollar	5	1/2/09	—
Euro	8	U.S. Dollar	12	1/5/09	—
Euro	154	U.S. Dollar	216	1/6/09	1
Hong Kong Dollar	26	U.S. Dollar	3	1/2/09	—
Hong Kong Dollar	1,989	U.S. Dollar	257	1/5/09	—
Swedish Kronor	21	U.S. Dollar	3	1/5/09	—
U.S. Dollar	20	Hong Kong Dollar	153	1/2/09	—
U.S. Dollar	30	Australian Dollar	43	1/2/09	—
U.S. Dollar	18	Euro	13	1/2/09	—
U.S. Dollar	313	British Pound	215	1/2/09	(4)
U.S. Dollar	334	Hong Kong Dollar	2,591	1/2/09	—
U.S. Dollar	137	Australian Dollar	198	1/2/09	1
U.S. Dollar	96	Euro	68	1/2/09	(2)
U.S. Dollar	3	Canadian Dollar	2	1/2/09	—
U.S. Dollar	97	British Pound	67	1/2/09	(2)
U.S. Dollar	68	Singaporean Dollar	98	1/5/09	—
U.S. Dollar	10	Australian Dollar	15	1/5/09	—
U.S. Dollar	36	Canadian Dollar	43	1/5/09	—
U.S. Dollar	386	Hong Kong Dollar	2,995	1/5/09	—
U.S. Dollar	507	Australian Dollar	713	1/5/09	(10)
U.S. Dollar	607	Euro	435	1/5/09	(3)
U.S. Dollar	228	British Pound	156	1/5/09	(3)
U.S. Dollar	1,774	Hong Kong Dollar	13,750	1/5/09	—
U.S. Dollar	78	Japanese Yen	7,049	1/5/09	—
U.S. Dollar	5	Singaporean Dollar	8	1/6/09	—
U.S. Dollar	89	Australian Dollar	128	1/6/09	—
U.S. Dollar	315	Euro	226	1/6/09	(1)
U.S. Dollar	241	British Pound	165	1/6/09	(3)
U.S. Dollar	31	Japanese Yen	2,801	1/6/09	—

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER GLOBAL REAL ESTATE continued	DECEMBER 31, 2008 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	10	Australian Dollar	15	1/6/09	—
U.S. Dollar	7	Euro	5	1/6/09	—
U.S. Dollar	118	Japanese Yen	10,615	1/6/09	—
U.S. Dollar	257	Japanese Yen	23,193	1/7/09	(1)
U.S. Dollar	500	Japanese Yen	45,385	1/7/09	1
U.S. Dollar	108	Swedish Kronor	844	1/7/09	(1)
Total					$(25)

Federal Tax Information:

At December 31, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$243,446

Gross tax appreciation of investments	$46,993
Gross tax depreciation of investments	(292)

Net tax appreciation of investments	$46,701

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$134,880	$—

Level 2	155,212	(25)

Level 3	55	—

Total	$290,147	$(25)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	55	—

Net Purchases (Sales)	—	—

Transfers in and/or out of Level 3	—	—

Balance as of 12/31/08	$55	$—

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2%
California - 94.2%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 0.45%, 1/9/09	$20,215	$20,215
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank LOC), 0.75%, 1/2/09	8,640	8,640
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.), 0.95%, 1/9/09	6,600	6,600
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC), 0.80%, 1/9/09	10,865	10,865
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, Oshman Family Jewish Community (Bank of America N.A. LOC), 0.85%, 1/2/09	15,050	15,050
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2008, On Lok Senior Health Services (Wells Fargo Bank N.A. LOC), 0.80%, 1/9/09	4,500	4,500
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC), 0.90%, 1/9/09	25,300	25,300
Affordable Housing Agency Multifamily Revenue VRDB, Series 2003A, Westridge Hilltop (FNMA Insured), 0.95%, 1/9/09	4,245	4,245
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC), 1.55%, 1/9/09	3,690	3,690
Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC), 1.60%, 1/9/09	3,200	3,200
Bay Area Toll Authority Toll Bridge Revenue Bonds, Citi ROCS RR-II-R-12019, (1) 1.30%, 1/9/09	21,000	21,000
Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B, San Francisco Bay Area, 0.75%, 1/9/09	5,000	5,000
Series B2, San Francisco Bay Area, 0.78%, 1/9/09	33,000	33,000
Series D-1, San Francisco Bay Area, 0.65%, 1/9/09	11,300	11,300
Burbank Redevelopment Agency Multifamily Housing Revenue VRDB, Series A (FHLB of San Francisco LOC), 0.55%, 1/9/09	4,860	4,860
California Communities Note Program TRANS, Series 2008 A-1, 3.00%, 6/30/09	19,915	20,031
California Educational Facilities Authority Revenue Bonds Tax Exempt CP, Series 1993-B, Carnegie Institution of Washington, 2.50%, 1/8/09	17,500	17,500
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts (U.S. Treasuries Escrowed), (1) 1.29%, 1/9/09	5,000	5,000
California Health Facilities Financing Authority Revenue Refunding VRDB, Series 2008-A, Luvile Salter, 0.60%, 1/9/09	7,455	7,455
California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC), 0.47%, 1/9/09	5,800	5,800

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
California Health Facilities Financing Authority Revenue VRDB, Series 2006-C, Kaiser Permanente, 0.35%, 1/9/09	$14,100	$14,100
California Infrastructure and Economic Development Bank Revenue Refunding VRDB, American National Red Cross (U.S. Bank N.A. LOC), 0.35%, 1/9/09	5,000	5,000
California Infrastructure and Economic Development Bank Revenue Refunding VRDB, Series A1, J Paul Getty Trust, 1.70%, 4/1/09	4,800	4,800
Series A2, J Paul Getty Trust, 1.70%, 4/1/09	8,500	8,500
Series A3, J Paul Getty Trust, 1.70%, 4/1/09	6,000	6,000
Series A4, J Paul Getty Trust, 1.70%, 4/1/09	6,000	6,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series B, J Paul Getty Trust, 0.90%, 1/2/09	1,500	1,500
California Infrastructure and Economic Development Bank Revenue VRDB, Contemporary Jewish Museum (Bank of America N.A. LOC), 0.85%, 1/2/09	19,620	19,620
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-A Jewish Community Center (Bank of America N.A. LOC), 0.85%, 1/2/09	11,400	11,400
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-A, Los Angeles County Museum (Allied Irish Bank LOC), 0.75%, 1/2/09	11,800	11,800
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-B, California Academy (Allied Irish Bank LOC), 0.75%, 1/2/09	6,000	6,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-B, Orange County Performing (Wells Fargo Bank N.A. LOC), 0.70%, 1/9/09	10,000	10,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series B, The Colburn School (Allied Irish Bank LOC), 0.90%, 1/9/09	5,000	5,000
California Municipal Finance Authority Revenue Bonds, Series 2007, Vacaville Christian Schools (Allied Irish Bank LOC), 0.83%, 1/9/09	7,000	7,000
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996-E, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC), 0.75%, 1/2/09	8,800	8,800
Series 1996-F, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC), 0.75%, 1/2/09	3,900	3,900
California Pollution Control Financing Authority Revenue Refunding VRDB, Series 1989, Exxon Project, 0.71%, 1/2/09	4,900	4,900
California School Cash Reserve Program Authority COPS 2008-2009, Series 2007A, TRANS,
3.00%, 7/6/09	8,000	8,054
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 0.35%, 1/2/09	5,975	5,975
Series 2002B-6 (State Street Bank and Trust LOC), 0.83%, 1/9/09	9,000	9,000
Series 2002C-1 (Dexia Credit Local LOC), 2.00%, 1/9/09	1,600	1,600

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
California State Department of Water Resources and Power Supply Revenue VRDB, continued Series 2002 C-4 (JPMorgan Chase Bank LOC), 0.90%, 1/9/09	$10,000	$10,000
Series 2002C-5 (Dexia Credit Local LOC), 1.70%, 1/9/09	20,800	20,800
Series 2002C-7 (FSA Corp. Insured), 3.00%, 1/9/09	16,820	16,820
Series 2002C-16 (Bank of New York LOC), 0.67%, 1/9/09	12,000	12,000
Subseries F-2 (Societe Generale LOC), 0.90%, 1/2/09	2,900	2,900
Subseries F-4 (Bank of America N.A. LOC), 0.75%, 1/2/09	3,850	3,850
Subseries G-1 (Bank of Nova Scotia LOC), 0.75%, 1/9/09	9,150	9,150
Subseries G-3 (FSA Corp. Insured), 3.00%, 1/9/09	14,600	14,600
California State Economic Recovery G.O. VRDB, Series 2004C-2, 0.85%, 1/2/09	8,800	8,800
Series 2004C-4, 0.75%, 1/2/09	6,600	6,600
Series 2004C-11 (BNP Paribas LOC), 0.60%, 1/9/09	3,200	3,200
California State G.O., Kindergarten-University Public Education Facilities, Series 2004A-3 (Citibank N.A. LOC), 0.65%, 1/2/09	500	500
Series 2004A-5 (Citibank N.A. LOC), 1.20%, 1/2/09	3,500	3,500
Series 2004A-6 (Citibank N.A. LOC), 0.60%, 1/9/09	1,100	1,100
Series 2004A-8 (Citibank N.A. LOC), 0.75%, 1/9/09	17,345	17,345
Series 2004A-9 (Citibank N.A. LOC), 0.80%, 1/9/09	25,155	25,155
Series 2004B-1 (State Street Bank & Trust LOC), 0.98%, 1/2/09	2,500	2,500
Series 2004B-6 (Citibank N.A. LOC), 0.68%, 1/9/09	18,000	18,000
California State G.O., Series 2003B-1 (Bank of New York LOC), 0.40%, 1/9/09	15,400	15,400
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 0.42%, 1/9/09	38,050	38,050
California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC), 0.80%, 1/9/09	12,100	12,100
California Statewide Communities Development Authority COPS VRDB, Covenant Retirement Communities (Bank of America N.A. LOC), 0.80%, 1/9/09	1,400	1,400
California Statewide Communities Development Authority Multifamily Housing Revenue Bonds, Series 2680, Putters (JPMorgan Chase Bank LOC), (1) 1.35%, 1/9/09	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured), 0.81%, 1/9/09	5,900	5,900

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC), 0.79%, 1/9/09	$5,000	$5,000
California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.80%, 1/9/09	6,860	6,860
California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-A, Los Angeles County Museum Art (Wells Fargo Bank N.A. LOC), 0.42%, 1/9/09	20,000	20,000
Series 2008-E, Los Angeles County Museum Art (Wells Fargo Bank N.A. LOC), 0.42%, 1/9/09	4,000	4,000
California Statewide Communities Development Authority Revenue VRDB, Series 2000A, Jewish Federation (Allied Irish Bank LOC), 1.30%, 1/9/09	500	500
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Bank of New York LOC), 0.80%, 1/9/09	17,200	17,200
California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project, 0.35%, 1/9/09	11,400	11,400
Series 2004L, Kaiser Permanente Project, 0.35%, 1/9/09	22,400	22,400
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC), 0.80%, 1/9/09	6,200	6,200
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Livermore Valley Arts Center Project (Bank of New York LOC), 0.42%, 1/9/09	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC), 0.81%, 1/9/09	20,000	20,000
California Statewide Communities Development Authority Revenue VRDB, Series 2008, Culinary Institute of America (Allied Irish Bank LOC), 1.00%, 1/9/09	900	900
California Statewide Communities Development Authority Revenue VRDB, Series 2008, Goodwill of Santa Cruz (Wells Fargo Bank N.A. LOC), 0.80%, 1/9/09	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB, Series 2008-D, Cottage Health System (Wells Fargo Bank N.A. LOC), 0.70%, 1/9/09	15,800	15,800
California Statewide Communities Development Authority Revenue VRDB, Series A (Assured Guaranty Insured), 0.67%, 1/9/09	10,000	10,000
California Statewide Communities Development Authority Revenue VRDB, Series B, Presbyterian Homes (Bank of America N.A. LOC), 0.80%, 1/9/09	4,400	4,400
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC), 0.61%, 1/9/09	27,200	27,200
Calleguas-Las Virgenes Public Financing Authority Revenue Refunding VRDB, Series 2008-A, Municipal Water District Project (Wells Fargo Bank N.A. LOC), 0.70%, 1/9/09	7,725	7,725
Castaic Lake Water Agency Revenue COPS, Series 2008-A, 1994 Refunding Project (Wells Fargo Bank N.A. LOC), 0.44%, 1/9/09	4,600	4,600
Central Basin Municipal Water District COPS Refunding, Series 2008-A, Central Basin Project (Allied Irish Bank LOC), 0.42%, 1/9/09	3,200	3,200

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
City of Hayward Multifamily Housing Revenue VRDB, Series 1984A, Shorewood Apartment Project (FNMA Gtd.), 1.05%, 1/9/09	$15,000	$15,000
City of Los Angeles G.O. TRANS, Series 2008, 3.00%, 6/30/09	49,000	49,345
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC), 0.65%, 1/9/09	2,500	2,500
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Series 1999A, Serramonte Del Ray (FNMA Gtd.), 0.81%, 1/9/09	8,030	8,030
East Bay Municipal Utility District Water System Revenue Refunding VRDB, Subseries C-2, 0.55%, 1/9/09	7,600	7,600
Subseries C-3, 0.55%, 1/9/09	5,000	5,000
Subseries C-4, 0.30%, 1/9/09	12,000	12,000
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Subseries B-1, 2.15%, 1/9/09	6,855	6,855
Subseries B-2, 1.50%, 1/9/09	13,780	13,780
Subseries 2008-A, 0.70%, 1/9/09	3,000	3,000
Escondido Community Development Multifamily Housing Revenue Refunding VRDB, Series 1992A, Heritage Park Apartments Project (FNMA LOC), 0.82%, 1/9/09	350	350
Fremont COPS VRDB, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC), 0.95%, 1/9/09	9,400	9,400
Fremont COPS VRDB, Series 2008, Refinancing and Capital Projects (Allied Irish Bank LOC), 0.90%, 1/9/09	6,200	6,200
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC), 0.81%, 1/9/09	3,075	3,075
Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC), 0.55%, 1/9/09	12,125	12,125
Hemet Unified School District COPS VRDB, School Facilities Project (State Street Bank & Trust LOC), 1.15%, 1/9/09	4,000	4,000
Huntington Beach Multifamily Housing Revenue Refunding VRDB, Huntington (FNMA LOC), 0.55%, 1/9/09	14,075	14,075
Irvine Improvement Board Special Assessment, District Number 93-15 (Bank of America N.A. LOC), 0.85%, 1/2/09	5,500	5,500
Kings County Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 2001A, Edgewater Isle Apartments (FNMA LOC), 0.86%, 1/9/09	250	250
Livermore COPS Refunding VRDB, Series 2008, Capital Projects (Allied Irish Bank LOC), 0.90%, 1/9/09	7,500	7,500

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB, Series 1992A, Richards Manor Project (FNMA LOC), 0.82%, 1/9/09	$4,770	$4,770
Livermore Multifamily Housing Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC), 0.55%, 1/9/09	4,200	4,200
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.), 0.81%, 1/9/09	5,000	5,000
Los Angeles COPS, Series 2004A, Village School, Inc. (Allied Irish Bank LOC), 1.50%, 1/9/09	6,345	6,345
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008 A-2, Prop A First Tier, 0.60%, 1/9/09	15,800	15,800
Los Angeles County Multifamily Housing Revenue VRDB, Series 1985-B, Masselin Manor (Bank of America N.A. LOC), 0.65%, 1/9/09	1,000	1,000
Los Angeles County Schools COPS 2008, Pooled Financing Program TRANS, 3.50%, 6/30/09	18,955	19,125
Los Angeles County TRANS, Series A, 3.00%, 6/30/09	38,500	38,765
Los Angeles Department of Water and Power Revenue VRDB, Subseries 2001 B-3, 0.90%, 1/2/09	2,600	2,600
Subseries A-6, Power System, 0.80%, 1/9/09	6,420	6,420
Subseries A-8, Power System, 0.80%, 1/9/09	15,200	15,200
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1, 0.75%, 1/9/09	7,000	7,000
Subseries 2001B-3, 1.25%, 1/9/09	7,000	7,000
Los Angeles Multifamily Revenue Refunding VRDB, Series 1991 B, Mountainback I Apartments Project (FHLMC LOC), 0.83%, 1/9/09	8,140	8,140
Los Angeles Unified School District G.O. TRANS, Series 2008-A, 3.00%, 7/30/09	27,300	27,530
Los Angeles Wastewater System Revenue Refunding VRDB, Subseries 2008-A (Bank of Nova Scotia LOC), 0.75%, 1/9/09	10,000	10,000
Subseries 2008-B (Bank of Nova Scotia LOC), 0.95%, 1/9/09	12,200	12,200
Subseries 2008-G (Bank of America N.A. LOC), 0.87%, 1/9/09	3,000	3,000
Manteca Redevelopment Agency Tax Allocation Revenue Refunding VRDB, Sub Amended Merged Project (State Street Bank & Trust LOC), 1.20%, 1/2/09	2,650	2,650
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B, 0.70%, 1/9/09	18,200	18,200
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series 2003C-3, 1.90%, 1/9/09	11,585	11,585

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2003C-2, 1.75%, 1/9/09	$2,620	$2,620
Series 2004C, 2.50%, 1/9/09	8,580	8,580
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2000B-4, 0.41%, 1/9/09	28,100	28,100
Series 2001C-1, 0.35%, 1/2/09	2,900	2,900
Series 2001C-2, 0.85%, 1/2/09	1,400	1,400
Series 2005B-2, 0.35%, 1/2/09	5,100	5,100
Modesto Multifamily Housing Revenue VRDB, Series 2001A, Shadowbrook Apartments (FNMA Gtd.), 1.00%, 1/9/09	2,025	2,025
Northern California Power Agency Revenue Refunding VRDB, Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC), 0.75%, 1/9/09	11,500	11,500
Ontario IDA Revenue Bonds, Series 1985 D, L.D. Brinkman & Co. (Bank of America N.A. LOC), 0.75%, 1/2/09	5,200	5,200
Orange County Development Revenue Refunding Bonds, Series 1997A, Larkspur Canyon Apartments (FNMA LOC), 0.55%, 1/9/09	7,435	7,435
Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC), 0.95%, 1/9/09	14,800	14,800
Orange County Housing Development Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.), 0.82%, 1/9/09	21,160	21,160
Orange County Sanitation District COPS, Series 2000-A, 1.20%, 1/2/09	4,695	4,695
Orange County Water District COPS, Series 2003A, 0.42%, 1/9/09	2,700	2,700
Rancho Water District Financing Authority Revenue Refunding Bonds, Series 2008-B (UBS AG LOC), 0.65%, 1/9/09	3,500	3,500
Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series A, Summit Hilltop (FNMA Gtd.), 0.95%, 1/9/09	13,580	13,580
Riverside County Community Facilities District Number 88-4 VRDB, Special Tax Refunding Bonds Winchester Ranch (Comerica Bank LOC), 0.90%, 1/9/09	14,400	14,400
Riverside County COPS, Series C, Public Facilities Project (State Street Bank & Trust LOC), 0.60%, 1/9/09	1,200	1,200
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.95%, 1/9/09	8,250	8,250
Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.), 0.55%, 1/9/09	7,900	7,900

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
Roseville Electric System Revenue Refunding COPS VRDB, Series 2008-A (Dexia Credit Local LOC), 2.00%, 1/9/09	$7,800	$7,800
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.), 0.65%, 1/9/09	3,100	3,100
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 0.81%, 1/9/09	6,900	6,900
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 99, River C (FNMA LOC), 0.95%, 1/9/09	6,400	6,400
Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.), 0.81%, 1/9/09	7,200	7,200
Sacramento County Multifamily Housing Revenue VRDB, Series 2007-B, River Pointe Apartments (FNMA Gtd.), 0.86%, 1/9/09	5,300	5,300
Sacramento County Sanitation District Financing Authority Revenue Bonds, MERLOTS Series 2000-SSS (U.S. Treasuries Escrowed), (1) 1.28%, 1/9/09	7,500	7,500
Sacramento County Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sanitation District, Sub Lien (U.S. Bank N.A. LOC), 0.60%, 1/9/09	5,000	5,000
Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC), 1.30%, 1/9/09	18,450	18,450
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB, Montclair Heritage Project (FHLB of San Francisco LOC), 0.63%, 1/9/09	1,000	1,000
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB, Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC), 0.78%, 1/9/09	7,264	7,264
San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC), 0.95%, 1/9/09	7,110	7,110
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-A, 0.90%, 1/9/09	18,300	18,300
Series 2008-C, 2.00%, 1/9/09	14,900	14,900
Series 2008-D, 2.90%, 1/9/09	28,500	28,500
San Diego County and School District 2008 TRANS, 3.50%, 6/30/09	13,000	13,122
San Francisco City and County Airports Commission Revenue Refunding VRDB, Second Series 2008-37D (FSA Corp. Insured), 2.00%, 1/9/09	5,000	5,000
San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured), 0.55%, 1/9/09	14,300	14,300
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC), 0.49%, 1/9/09	8,400	8,400
Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC), 0.49%, 1/9/09	27,790	27,790
San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC), 0.95%, 1/9/09	8,850	8,850

MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.2% continued
California - 94.2% continued
San Leandro Multifamily Housing Revenue VRDB, Series 1989 A, Parkside Commons Apartments (FNMA Collateralized), 0.56%, 1/9/09	$7,400	$7,400
Santa Clara County Housing Authority Multifamily Housing Revenue VRDB, Series A, Fountains Project (Citibank N.A. LOC), 1.00%, 1/9/09	2,800	2,800
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A, 0.80%, 1/9/09	18,900	18,900
State of California G.O. VRDB, Series 2005 Subseries B-6 (KBC Bank N.V. LOC), 1.00%, 1/2/09	1,500	1,500
State of California G.O. VRDB, Series 2005 A, Subseries A-1 (Fortis Bank LOC), 0.55%, 1/9/09	8,850	8,850
Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC), 1.20%, 1/2/09	1,630	1,630
Upland California Apartment Development Revenue Refunding VRDB, Series 1998-A, Mountain Springs (FNMA Insured), 0.95%, 1/9/09	6,000	6,000
Ventura County TRANS, Series 2008, 3.50%, 7/1/09	10,000	10,093

		1,708,774

Puerto Rico - 5.0%
Commonwealth of Puerto Rico G.O. Refunding VRDB, Series 2007 A-2, Public Improvement (FSA Corp. Insured), 3.25%, 1/9/09	10,000	10,000
Commonwealth of Puerto Rico TRANS, Subseries 2009 A1 (Bank of Nova Scotia LOC), 3.00%, 7/30/09	30,000	30,231
Subseries 2009 A2 (BNP Paribas LOC), 3.00%, 7/30/09	25,000	25,193
Subseries 2009 A3 (Banco Bilbao Vizcaya Argentaria LOC), 3.00%, 7/30/09	25,000	25,193

		90,617

Total Municipal Investments (Cost $1,799,391)		1,799,391

Total Investments - 99.2% (Cost $1,799,391) (2)		1,799,391

Other Assets less Liabilities - 0.8%		13,721

NET ASSETS - 100.0%		$1,813,112

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These	securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $1,799,391.

Percentages	shown are based on Net Assets.

MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

At December 31, 2008 the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	14.7%
Air, Transportation, Water Services and Solid Waste Management	14.8
Educational Services	5.3
Electric Services, Gas and Combined Utilities	9.2
Executive, Legislative and General Government	26.4
Health Services and Residential Care	9.3
Urban and Community Development and Social Services	8.9
All other sectors less than 5%	11.4

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	1,799,391	—
Level 3	—	—

Total	$1,799,391	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG	Association of Bay Area Governments

COPS	Certificates of Participation

CP	Commercial Paper

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

G.O.	General Obligation

Gtd.	Guaranteed

IDA	Industrial Development Authority

LOC	Letter of Credit

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender

ROCS	Reset Option Certificates

Soc Gen	Societe Generale

TRANS	Tax and Revenue Anticipation Notes

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 12.2%
Foreign Depository Institutions - 12.2%
Australia & New Zealand Bank, London Branch,
0.70%, 1/9/09	$60,000	$60,000
0.75%, 1/23/09	120,000	120,000
Barclays Bank, London Branch,
0.75%, 1/23/09	60,000	60,000
Barclays Bank, New York Branch,
1.00%, 1/23/09	150,000	150,000
BNP Paribas S.A., London Branch,
0.80%, 1/29/09	75,000	75,000
BNP Paribas, New York Branch,
0.89%, 1/15/09	80,000	80,000
0.90%, 1/23/09	150,000	150,000
Commonwealth of Australia,
0.80%, 1/30/09	40,000	40,000
HSBC PLC, London,
0.55%, 1/20/09	120,000	120,000
Lloyds Bank, New York,
0.80%, 1/15/09	50,000	50,000
0.75%, 1/23/09	40,000	40,000
1.21%, 1/23/09	150,000	150,000
Societe Generale, New York Branch,
0.46%, 2/2/09	125,000	125,001

Total Certificates of Deposit (Cost $1,220,001)		1,220,001

COMMERCIAL PAPER - 13.9%
Multi-Seller Conduits - 13.0%
Amstel Funding Corp., (1)
2.10%, 1/9/09	50,000	49,977
2.00%, 1/12/09	50,000	49,969
Atlantic Asset Securitization Corp.,
0.80%, 1/12/09	55,000	54,987
Barton Capital Corp.,
0.61%, 1/9/09	55,000	54,992
Chariot Funding LLC,
0.50%, 1/12/09	60,000	59,991
0.60%, 1/13/09	25,000	24,995
0.45%, 1/14/09	66,000	65,989
0.45%, 1/15/09	50,000	49,991
Clipper Receivables Corp.,
2.80%, 1/2/09	20,000	19,998
2.25%, 1/9/09	75,000	74,962
Galleon Capital Corp.,
2.80%, 1/2/09	40,000	39,997
2.25%, 1/9/09	100,000	99,950
Jupiter Securitization Corp.,
0.45%, 1/14/09	40,000	39,993
Liberty Street Funding Co.,
0.60%, 1/9/09	30,000	29,995
0.55%, 1/15/09	50,000	49,989
0.60%, 1/16/09 (1)	50,000	49,987
1.55%, 2/5/09 (1)	40,100	40,040
Park Avenue Receivables, (1)
0.60%, 1/14/09	26,796	26,790
Ranger Funding Company LLC,
0.40%, 1/7/09	125,000	124,992
Regency Markets, Inc.,
0.90%, 1/9/09	52,000	51,990

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 13.9% continued
Multi-Seller Conduits - 13.0% continued
Thames Asset Global Securitization Number One, Inc.,
0.80%, 1/15/09	$50,057	$50,041
0.60%, 1/20/09	40,000	39,987
0.65%, 2/4/09 (1)	30,670	30,651
Variable Funding,
2.50%, 1/9/09	100,000	99,944
Yorktown Capital LLC,
0.50%, 1/12/09	20,538	20,535

		1,300,732

Non-Depository Personal Credit - 0.9%
General Electric Capital Corp.,
2.93%, 4/17/09	35,000	34,698
2.90%, 5/5/09	50,000	49,501

		84,199

Total Commercial Paper (Cost $1,384,931)		1,384,931

CORPORATE NOTES/BONDS - 3.8%
Non-Depository Personal Credit - 1.9%
General Electric Capital Corp., FRN,
4.25%, 1/5/09	45,000	45,000
0.50%, 1/26/09	65,000	65,000
1.96%, 3/16/09	46,200	46,198
2.10%, 3/16/09	17,265	17,266
1.67%, 3/23/09	19,760	19,766

		193,230

Security and Commodity Broker/Dealers - 1.5%
Goldman Sachs Group,
1.06%, 3/30/09	150,000	150,000

Structured Investment Vehicles - 0.4%
Whistlejacket Capital LLC, FRN, (1) (2) †
5.15%, 4/21/08	27,593	14,348
2.50%, 5/20/08	15,770	8,201
3.81%, 7/23/08	23,655	12,301

		34,850

Total Corporate Notes/Bonds (Cost $408,588)		378,080

EURODOLLAR TIME DEPOSITS - 12.9%
Domestic Depository Institution - 2.0%
JPMorgan Chase Bank, Toronto, Canada,
0.03%, 1/2/09	200,000	200,000

Foreign Depository Institutions - 10.9%
Allied Irish Banks, Grand Cayman,
1.00%, 1/2/09	100,000	100,000
Banco Bilbao Vizcaya Argentaria, London,
0.50%, 1/2/09	125,000	125,000
Barclays Bank, Global Treasury Services, Grand Cayman,
0.40%, 1/2/09	130,000	130,000
BNP Paribas, Grand Cayman,
0.01%, 1/2/09	21,235	21,235
CALYON, Grand Cayman,
0.25%, 1/2/09	125,000	125,000
Credit Agricole S.A., London,
0.50%, 1/2/09	150,000	150,000
Danske Bank, Copenhagen, Denmark,
1.00%, 1/2/09	135,000	135,000
National Australia Bank, London,
0.30%, 1/2/09	125,000	125,000

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 12.9% continued
Foreign Depository Institutions - 10.9% continued
Societe Generale, Grand Cayman,
0.02%, 1/2/09	$182,000	$182,000

		1,093,235

Total Eurodollar Time Deposits (Cost $1,293,235)		1,293,235

U.S. GOVERNMENT AGENCIES - 21.7% (3)
Fannie Mae - 3.9%
FNMA Discount Notes,
1.15%, 5/1/09	160,000	159,387
1.75%, 5/20/09	52,139	51,787
1.20%, 5/22/09	20,000	19,906
0.50%, 6/17/09	60,000	59,861
2.90%, 7/13/09	40,000	39,378
1.00%, 12/1/09	20,000	19,814
FNMA Notes, 5.13%, 7/13/09	35,000	35,399

		385,532

Federal Home Loan Bank - 13.1%
FHLB Bonds,
2.56%, 2/13/09	25,000	25,010
2.38%, 2/25/09	24,700	24,718
2.63%, 2/27/09	16,000	16,020
2.65%, 2/27/09	20,000	20,024
2.39%, 3/18/09	41,000	41,014
2.13%, 3/27/09	12,000	11,999
2.20%, 4/1/09	25,000	24,993
2.30%, 4/3/09	38,000	38,003
2.22%, 4/7/09	24,000	24,000
2.25%, 4/17/09	24,000	24,000
2.52%, 4/21/09	25,000	25,000
2.32%, 4/24/09	35,000	35,000
2.45%, 4/28/09	30,000	30,000
2.63%, 5/5/09	30,000	30,000
2.38%, 5/27/09	35,000	34,976
2.64%, 6/3/09	50,000	50,000
2.63%, 6/10/09	55,000	54,966
2.70%, 6/16/09	60,000	60,000
2.91%, 6/18/09	40,000	40,000
3.00%, 6/18/09	25,000	25,025
2.85%, 10/2/09	35,000	35,000
FHLB Discount Notes,
2.41%, 3/9/09	25,000	24,888
2.47%, 3/13/09	25,000	24,878
1.27%, 5/13/09	30,000	29,860
1.70%, 5/15/09	80,518	80,009
1.20%, 5/18/09	60,000	59,726
1.63%, 5/18/09	200,000	198,763
1.12%, 12/8/09	150,000	148,409
0.85%, 12/11/09	75,000	74,391

		1,310,672

Freddie Mac - 4.7%
FHLMC Bond,
4.88%, 2/17/09	14,000	14,053
FHLMC Discount Notes,
1.00%, 3/25/09	50,000	49,885
1.30%, 4/2/09	75,000	74,754
1.25%, 5/5/09	150,000	149,354
1.15%, 5/11/09	55,000	54,772
1.70%, 5/27/09	35,000	34,759

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.7% (3) continued
Freddie Mac - 4.7% continued
FHLMC Discount Notes, continued
0.50%, 6/15/09	$40,000	$39,908
2.94%, 8/17/09	30,000	29,441
FHLMC Note,
2.45%, 4/9/09	25,000	25,000

		471,926

Total U.S. Government Agencies (Cost $2,168,130)		2,168,130

U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury Bills - 8.3% 1.57%, 4/23/09	265,000	263,708
0.82%, 5/7/09	75,000	74,784
0.85%, 5/14/09	150,000	149,532
0.95%, 5/15/09	290,000	288,978
0.48%, 12/17/09	50,000	49,766

		826,768

U.S. Treasury Notes - 2.1%
3.25%, 1/15/09	20,000	20,013
4.50%, 4/30/09	40,000	40,315
3.63%, 7/15/09	30,000	30,226
4.63%, 7/31/09	90,000	91,287
4.63%, 11/15/09	25,000	25,900

		207,741

Total U.S. Government Obligations (Cost $1,034,509)		1,034,509

Investments, at Amortized Cost (Cost $7,509,394)		7,478,886

REPURCHASE AGREEMENTS - 24.8%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 0.8% (4)
Morgan Stanley & Co., Inc., dated 12/31/08, repurchase price $21,150 0.01%, 1/2/09	21,150	21,150
Societe Generale - New York Branch, dated 12/31/08, repurchase price $21,150 0.02%, 1/2/09	21,150	21,150
UBS Securities LLC, dated 12/31/08, repurchase price $31,725 0.02%, 1/2/09	31,725	31,725

		74,025

(Collateralized at a minimum of 102%)
Repurchase Agreements - 24.0% (5)
Bank of America N.A., dated 12/31/08, repurchase price $1,160,005 0.08%, 1/2/09	1,160,000	1,160,000
Citigroup Global Markets, Inc., dated 12/31/08, repurchase price $385,002 0.10%, 1/2/09	385,000	385,000
Goldman Sachs & Co., dated 12/31/08, repurchase price $200,001 0.06%, 1/2/09	200,000	200,000
Goldman Sachs & Co., dated 12/23/08, repurchase price $400,017 0.15%, 1/2/09	400,000	400,000
JPMorgan Securities, dated 12/31/08, repurchase price $255,001 0.05%, 1/2/09	255,000	255,000

		2,400,000

Total Repurchase Agreements (Cost $2,474,025)		2,474,025

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAPITAL SUPPORT AGREEMENT - 0.2%
Northern Trust Corp., (6)	—	$20,064

Total Capital Support Agreement (Cost $-)		20,064

Total Investments - 99.9% (Cost $9,983,419) (7)		9,972,975

Other Assets less Liabilities - 0.1%		6,626

NET ASSETS - 100.0%		$9,979,601

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	Restricted security that has been deemed illiquid. At December 31, 2008, the value of these restricted illiquid securities amounted to approximately $34,850,000 or 0.4% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$27,588
2.50%, 5/20/08	5/10/07	15,767
3.81%, 7/23/08	7/17/07	23,650

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$63,072	3.63% - 7.50%	11/15/16 - 5/15/38
U.S. Treasury Notes	$10,790	2.00% - 4.50%	1/15/14 - 2/15/16

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$1,463,835	4.00% - 7.50%	6/1/14 -12/1/38
FNMA	$998,930	4.00% - 9.00%	12/1/09 -10/1/48

(6)	Investment in affiliate.
(7)	The cost for federal income tax purposes was $9,983,419.
†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Funds on behalf of the Money Market Fund (the “Fund”) and has committed to provide capital to the Fund, in the event that the Fund realizes a loss on the Whistlejacket Capital LLC Security.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Money Market Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	9,918,061	—
Level 3	34,850	20,064

Total	$9,952,911	$20,064

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 3/31/08	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(30,508)	20,064
Net purchases (sales)	(19,626)	—
Transfers in and/or out of Level 3	84,984	—

Balance as of 12/31/08	$34,850	$20,064

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FRN	Floating Rate Notes

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2%
Alabama - 2.0%
Birmingham Medical Clinic Board Revenue Bonds, University of Alabama Health Services (SunTrust Bank LOC), 0.85%, 1/9/09	$48,500	$48,500
Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project, 6.00%, 5/15/09	40,000	40,000
Chatom IDB PCR Refunding VRDB, Series C, Electric, 6.00%, 6/1/09	5,000	5,000
Eutaw IDB PCR Refunding Bonds, Green County Project, 1.20%, 1/2/09	6,550	6,550
Health Care Authority For Baptist Revenue VRDB, Series 2008-A (Regions Bank LOC), 1.50%, 1/9/09	15,545	15,545
Homewood Educational Building Authority Revenue VRDB, Series 2008-A, Samford University (Allied Irish Bank LOC), 1.45%, 1/9/09	43,700	43,700
Huntsville-Randolph School Educational Building Authority Lease Revenue VRDB, Series 2008, Randolph School Project (Compass Bank LOC), 1.45%, 1/9/09	8,500	8,500
Mobile Spring Hill College Educational Building Authority Revenue VRDB, Series 2004B, Spring Hill College Project (Regions Bank LOC), 1.60%, 1/9/09	13,000	13,000
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 1.15%, 1/9/09	20,000	20,000

		200,795

Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 1.11%, 1/9/09	1,695	1,695
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 0.65%, 1/9/09	685	685
Series 2008-C, Banner Health (Bank of Nova Scotia LOC), 0.75%, 1/9/09	12,470	12,470
Arizona School District TANS Financing Program COPS, Series 2008, 3.00%, 7/30/09	15,000	15,117
Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-B (Lloyds TSB Bank LOC), 0.67%, 1/9/09	3,500	3,500
Phoenix IDA Multifamily Housing Revenue Refunding VRDB, Series 1999, Southwest Village Apartments Project (FNMA Gtd.), 1.15%, 1/9/09	5,900	5,900
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001, Eastside Place Apartments (FNMA LOC), 1.14%, 1/9/09	6,790	6,790
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 1.10%, 1/9/09	9,455	9,455
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 1.36%, 1/9/09	8,700	8,700
Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC), 1.20%, 1/9/09	37,455	37,455

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Arizona - 1.2% continued
Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC), 1.41%, 1/9/09	$4,320	$4,320
Yuma IDA Hospital Revenue VRDB, Series 2008, Regional Medical Center (JPMorgan Chase Bank LOC), (1) 1.05%, 1/9/09	20,000	20,000

		126,087

California - 5.1%
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank LOC), 0.75%, 1/2/09	4,200	4,200
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, Oshman Family Jewish Community (Bank of America N.A. LOC), 0.85%, 1/2/09	21,700	21,700
Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B, San Francisco Bay Area, 0.75%, 1/9/09	13,000	13,000
Series B2, San Francisco Bay Area, 0.78%, 1/9/09	11,500	11,500
California Health Facilities Financing Authority Revenue VRDB, Series H, Catholic Health West (Bank of America N.A. LOC), 0.47%, 1/9/09	30,500	30,500
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008, Pinewood School Project (Comerica Bank LOC), 1.25%, 1/9/09	13,100	13,100
California Infrastructure and Economic Development Bank Revenue VRDB, Series A, Orange County Performing (Bank of America N.A. LOC), 0.85%, 1/2/09	34,600	34,600
California Infrastructure and Economic Development Bank Revenue VRDB, Series B, Rand Corp. (Bank of America N.A. LOC), 0.85%, 1/2/09	41,150	41,150
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996-C, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC), 0.95%, 1/2/09	11,900	11,900
Series 1996-E, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC), 0.75%, 1/2/09	37,100	37,100
Series 1996-F, Pacific Gas and Electric Company (JPMorgan Chase Bank LOC), 0.75%, 1/2/09	25,000	25,000
California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC, 0.85%, 1/2/09	24,000	24,000
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC), 2.00%, 1/9/09	7,000	7,000
Series 2002C-7 (FSA Corp. Insured), 3.00%, 1/9/09	8,950	8,950
Subseries F-2 (Societe Generale LOC), 0.90%, 1/2/09	44,900	44,900
California State Economic Recovery G.O. Revenue VRDB, Series 2004C-16 (FSA Corp. Insured), 2.00%, 1/9/09	13,065	13,065
California State G.O., Kindergarten-University Public Education Facilities, Series 2004A-8 (Citibank N.A. LOC), 0.75%, 1/9/09	1,800	1,800
Series 2004A-9 (Citibank N.A. LOC), 0.80%, 1/9/09	16,850	16,850

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
California - 5.1% continued
California State G.O. Municipal Securities Trust Receipts, Series 6, Soc Gen Municipal Securities Trust Receipts Class A (Societe Generale LOC), (1) 1.25%, 1/9/09	$42,400	$42,400
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 0.42%, 1/9/09	7,170	7,170
California Statewide Communities Development Authority Revenue VRDB, Series 2004L, Kaiser Permanente Project, 0.35%, 1/9/09	2,200	2,200
East Bay Municipal Utility District Water System Revenue Refunding VRDB, Subseries A-2, 2.00%, 1/9/09	39,820	39,820
Subseries A-3, 2.00%, 1/9/09	19,455	19,455
Irvine Improvement Board Special Assessment, District Number 93-15 (Bank of America N.A. LOC), 0.85%, 1/2/09	12,700	12,700
Irvine Improvement Board Special Assessment, Series A, District 04-20 (KBC Bank N.V. LOC), 0.85%, 1/2/09	15,285	15,285
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1, 0.75%, 1/9/09	2,800	2,800
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.), 0.82%, 1/9/09	4,200	4,200
Southern California Public Power Authority Revenue VRDB, Series 2008-A, Mead Adelanto, 0.75%, 1/2/09	11,940	11,940

		518,285

Colorado - 1.8%
Adams County Housing Authority Revenue VRDB, Series 2006, Village Greenbriar Project (KeyBank N.A. LOC), 1.65%, 1/9/09	6,740	6,740
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 1.15%, 1/9/09	9,355	9,355
Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005, Event Center Project (BNP Paribas LOC), 1.20%, 1/9/09	9,600	9,600
Centerra Metropolitan District Number One Revenue Refunding VRDB, Series 2008 (Compass Bank LOC), 0.85%, 1/9/09	15,000	15,000
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 1.43%, 1/2/09	8,920	8,920
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC), 1.43%, 1/2/09	370	370
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 1.10%, 1/9/09	195	195
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC), 1.43%, 1/9/09	13,740	13,740
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2008, Bethany Lutheran School Project (U.S. Bank N.A. LOC), 1.10%, 1/9/09	3,650	3,650

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Colorado - 1.8% continued
Colorado Educational and Cultural Facilities Authority Revenue Refunding Bonds, Series 2008, Nampa Christian Schools (U.S. Bank N.A. LOC), 1.25%, 1/9/09	$4,385	$4,385
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC), 1.10%, 1/9/09	14,890	14,890
Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC), 1.20%, 1/9/09	2,785	2,785
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 1.10%, 1/9/09	11,930	11,930
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.10%, 1/9/09	14,780	14,780
Colorado Housing and Finance Authority Revenue Bonds, Class 2003 I-A-2, SFM, 0.75%, 1/9/09	6,500	6,500
Class 2005 1-B-2, SFM, 2.00%, 1/9/09	5,310	5,310
Colorado Springs Utilities System Revenue VRDB, Series 2007-A, 2.10%, 1/9/09	39,970	39,970
Lowry Economic Redevelopment Authority Revenue Refunding Bonds, Series 2008-A (Compass Bank LOC), 0.85%, 1/9/09	7,000	7,000
Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC), 0.92%, 1/9/09	4,640	4,640

		179,760

Connecticut - 0.3%
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series B, Greater Hartford YMCA (Bank of America N.A. LOC), 0.90%, 1/2/09	15,120	15,120
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2003-E, Wesleyan University (Wesleyan University Gtd.), 1.10%, 1/2/09	7,900	7,900
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.95%, 1/9/09	5,555	5,555

		28,575

District of Columbia - 1.4%
District of Columbia G.O. Refunding VRDB, Series D (Dexia Credit Local LOC), 1.85%, 1/9/09	42,000	42,000
Series 2008-D (Dexia Credit Local LOC), 2.75%, 1/9/09	13,205	13,205
District of Columbia G.O. TRANS, Series 2009, 2.50%, 9/30/09	15,000	15,156
District of Columbia Revenue VRDB, Carnegie (Allied Irish Bank LOC), 1.05%, 1/9/09	9,775	9,775
District of Columbia Revenue VRDB, Series 2000-B, George Washington University (Bank of America N.A. LOC), 0.70%, 1/9/09	9,275	9,275
Series 2000-C, George Washington University (Bank of America N.A. LOC), 0.70%, 1/9/09	9,015	9,015

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
District of Columbia - 1.4% continued
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 1.25%, 1/9/09	$10,100	$10,100
District of Columbia Revenue VRDB, Series 2005, District of Columbia Preparatory Academy (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	5,380	5,380
District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC), 0.85%, 1/9/09	15,500	15,500
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 1.66%, 1/9/09	7,590	7,590

		136,996

Florida - 10.2%
Alachua County Health Facilities Authority Continuing Care Revenue VRDB, Series 2002A, Oak Hammock University Project (Bank of Scotland PLC LOC), 1.35%, 1/2/09	7,900	7,900
Bay Medical Center Hospital Revenue Bonds, Series 2007-B, Bay Medical Center Project (Regions Bank LOC), 2.50%, 1/9/09	19,400	19,400
Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 1.10%, 1/9/09	6,600	6,600
Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC), 1.25%, 1/9/09	9,970	9,970
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 3.00%, 1/9/09	9,000	9,000
Citizens Property Insurance Corp. Revenue Notes, Series 2008 A-2, 4.50%, 6/1/09	80,000	80,332
Florida Housing Finance Agency Revenue Bonds, Multifamily XX (FNMA Insured), 0.87%, 1/9/09	8,100	8,100
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2001 I-A, Charleston (FHLMC Insured), 1.15%, 1/9/09	8,050	8,050
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 0.80%, 1/9/09	5,815	5,815
Florida Housing Finance Corp. Revenue Refunding VRDB, Series 2001-J, Island Club Apartments (FHLMC Gtd.), 1.15%, 1/9/09	1,940	1,940
Florida Municipal Power Agency Revenue Refunding VRDB, Series 2008-E, All Requirements Supply (SunTrust Bank LOC), 1.10%, 1/2/09	14,000	14,000
Florida Municipal Power Agency Revenue VRDB, Series 2008-C, All Requirements Supply (Bank of America N.A. LOC), 1.10%, 1/2/09	15,000	15,000
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1) 1.36%, 1/9/09	7,000	7,000
Florida State Board of Education Revenue Bonds, Series 2004, Citigroup ROCS RR-II-R-6037, (1) 1.35%, 1/9/09	9,795	9,795
Highlands County Health Facilities Authority Revenue Bonds, Series 2008 B, Adventist Health/Sunbelt (SunTrust Bank LOC), 1.30%, 1/9/09	65,000	65,000

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Florida - 10.2% continued
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured), 6.50%, 1/9/09	$6,629	$6,629
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series C, Adventist (SunTrust Bank LOC), 1.10%, 1/9/09	10,860	10,860
Highlands County Health Facilities Authority Revenue VRDB, Series B, Adventist Health (SunTrust Bank LOC), 1.30%, 1/9/09	30,400	30,400
Series E, Adventist Health (SunTrust Bank LOC), 1.18%, 1/9/09	11,875	11,875
Series F, Adventist Health (SunTrust Bank LOC), 1.27%, 1/9/09	5,000	5,000
Highlands County Health Facilities Authority Revenue VRDB, Series AR1, Adventist (SunTrust Bank LOC), 1.27%, 1/9/09	7,500	7,500
Series C, Adventist (SunTrust Bank LOC), 1.10%, 1/9/09	23,900	23,900
Series 2, Adventist (SunTrust Bank LOC), 1.10%, 1/9/09	10,725	10,725
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.10%, 1/9/09	27,025	27,025
Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.10%, 1/9/09	18,980	18,980
Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.20%, 1/9/09	10,805	10,805
Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.40%, 1/9/09	885	885
Hillsborough County IDA Health Care Facilities Revenue VRDB, Series 2008, Lifelink Foundation, Inc. Project (SunTrust Bank LOC), 0.85%, 1/9/09	5,500	5,500
Hillsborough County IDA Revenue VRDB, Series 2008-B, University Community (Wachovia Bank N.A. LOC), 2.00%, 1/9/09	9,600	9,600
Jacksonville Electric System Revenue VRDB, Series Three-B-2, 5.50%, 1/9/09	12,100	12,100
Series 2008 Three-A, 0.80%, 1/9/09	60,000	60,000
Series 2008 Three-D-2, 1.00%, 1/9/09	40,000	40,000
Jacksonville Water and Sewer System Revenue VRDB, Subseries 2008 B-1, 0.72%, 1/9/09	9,800	9,800
Lake County Capital Improvement Revenue Bonds, Deutsche Bank Spears/Lifers Trust Various States, Goldman Sachs, Series 08-DB492 (Deutsche Bank Insured), (1) 1.38%, 1/9/09	22,290	22,290
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 0.75%, 1/9/09	21,990	21,990
Leesburg Hospital Revenue VRDB, The Villages Regional Hospital (Bank of Nova Scotia LOC), 1.20%, 1/9/09	10,000	10,000
North Broward Hospital District Revenue Refunding VRDB, Series 2008-A (Toronto-Dominion Bank LOC), 1.02%, 1/9/09	17,100	17,100

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Florida - 10.2% continued
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured), 0.87%, 1/9/09	$20,650	$20,650
Orange County Finance Authority Multifamily Housing Revenue Refunding VRDB, Series 2001-E, Heather Glen (FNMA Insured), 0.80%, 1/9/09	10,000	10,000
Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (SunTrust Bank LOC), 1.10%, 1/9/09	14,200	14,200
Orange County Health Facilities Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC), 1.10%, 1/9/09	9,700	9,700
Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC), 1.10%, 1/2/09	14,100	14,100
Series 2008-E, Orlando Regional (SunTrust Bank LOC), 0.85%, 1/9/09	5,000	5,000
Series 2008-G, Orlando Regional (SunTrust Bank LOC), 1.00%, 1/9/09	5,500	5,500
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 2.10%, 1/9/09	60,400	60,400
Series 2008-C (SunTrust Bank LOC), 1.04%, 1/9/09	11,700	11,700
Orlando Utilities Commission Water and Electric Revenue VRDB, Series 2008-B, 0.75%, 1/9/09	25,400	25,400
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC), 1.10%, 1/2/09	2,400	2,400
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured), 5.35%, 1/9/09	1,150	1,150
Palm Beach County School District Tax Exempt CP (Bank of America N.A. LOC), 0.70%, 3/3/09	32,700	32,700
Pembroke Pines Charter School Revenue VRDB, Series 2008 (Assured Guaranty Insured), 1.00%, 1/9/09	10,000	10,000
Pinellas County Health Facility Authority Revenue Refunding Bonds, Series A, Bayfront Hospital (SunTrust Bank LOC), 1.10%, 1/2/09	5,000	5,000
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Projects (SunTrust Bank LOC), 1.10%, 1/2/09	18,900	18,900
Polk County IDA Revenue VRDB, Series 2004, Lifepath Hospice Project (SunTrust Bank LOC), 0.85%, 1/9/09	2,300	2,300
St. Petersburg Health Facilities Authority Revenue Refunding Bonds, Series 1997, Menorah Manor Project (SunTrust Bank LOC), 0.75%, 1/9/09	6,475	6,475
Sunshine State Governmental Financing Commission Revenue Bonds, CP Notes, Series L, Miami-Dade (Dexia Bank Belgium LOC), 2.00%, 1/6/09	80,200	80,200
Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC), 1.55%, 1/9/09	12,000	12,000

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Florida - 10.2% continued
University Athletic Association, Inc. Athletic Program Revenue VRDB (SunTrust Bank LOC), 1.10%, 1/9/09	$13,625	$13,625
University Athletic Association, Inc. Capital Improvement Revenue VRDB (SunTrust Bank LOC), 1.10%, 1/9/09	7,600	7,600
University of South Florida College COPS VRDB, Series A-1, Medical Health Facilities (SunTrust Bank LOC), 0.85%, 1/9/09	23,530	23,530

		1,033,396

Georgia - 4.0%
Albany-Dougherty County Hospital Authority Revenue Refunding VRDB, Series 2008-A, Anticipation Certificates, Phoebe Hospital (SunTrust Bank LOC), 1.10%, 1/2/09	7,000	7,000
Atlanta Water and Wastewater Revenue Bonds, CitiGroup Eagle 20060130 Class A (Berkshire Hathaway, Inc. Gtd.), (1) 1.39%, 1/9/09	14,430	14,430
Burke County Development Authority PCR Bonds, 1st Series, Georgia Power Co. Vogtle, 2.10%, 3/1/09	8,400	8,400
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 1.33%, 1/9/09	6,000	6,000
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured), 0.95%, 1/9/09	500	500
DeKalb County Housing Authority Multifamily Revenue Refunding Bonds, Briarcliff (FNMA Gtd.) 2.00%, 12/1/09	36,100	36,100
DeKalb County Housing Authority Multifamily Revenue VRDB, Post Brook Project (FNMA Gtd.), 0.85%, 1/9/09	4,300	4,300
DeKalb County Housing Authority Multifamily Revenue VRDB, Series 1997, Post Walk Project (FNMA Collateralized), 0.90%, 1/9/09	14,800	14,800
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC), 0.85%, 1/9/09	7,800	7,800
Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999, Piedmont Hospital Project (SunTrust Bank LOC), 1.22%, 1/9/09	10,530	10,530
Fulton County Development Authority Revenue Refunding VRDB, Series 2008-A, Georgia Tech Facilities Project (SunTrust Bank LOC), 0.65%, 1/9/09	3,500	3,500
Series 2008-B, Georgia Tech Facilities Project (SunTrust Bank LOC), 0.80%, 1/9/09	3,400	3,400
Fulton County Development Authority Revenue VRDB, Series 2002, Lovett School Project (SunTrust Bank LOC), 0.85%, 1/9/09	6,675	6,675
Fulton County Development Authority Revenue VRDB, Series 2002, Woodward Academy, Inc. (SunTrust Bank LOC), 0.85%, 1/9/09	1,550	1,550
Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 0.85%, 1/9/09	10,000	10,000
Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC), 0.75%, 1/9/09	23,200	23,200

MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Georgia - 4.0% continued
Gordon County Hospital Authority Revenue VRDB, Series 1996-A, Adventist Health Systems Sunbelt Project (SunTrust Bank LOC), 1.40%, 1/9/09	$690	$690
Gwinnett County Hospital Authority Revenue Bonds, Revenue Anticipation Certificates, Series 2007-A, Gwinnett Hospital Systems Project (FSA Corp. Insured), 3.50%, 1/9/09	25,800	25,800
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.85%, 1/9/09	7,360	7,360
Macon Water and Sewer Authority Revenue Bonds, Series 2004, 1.45%, 1/9/09	8,700	8,700
Metro Atlanta Rapid Transit Sales Tax Revenue CP Notes, Series 2007-D, 2.25%, 1/6/09	22,000	22,000
Monroe County Development Authority PCR Bonds, Georgia Power Co. Plant Scherer Project (Georgia Power Gtd.), 1.95%, 12/10/09	25,315	25,315
Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC), 1.80%, 1/9/09	57,050	57,050
Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University, 1.75%, 7/7/09	7,000	7,000
Series C-3, Emory University, 0.80%, 1/9/09	12,600	12,600
Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 0.75%, 1/9/09	13,900	13,900
Richmond County Hospital Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC), 0.85%, 1/9/09	8,000	8,000
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel Roswell (FNMA Gtd.), 1.15%, 1/9/09	10,000	10,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.), 0.95%, 1/9/09	4,400	4,400
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.), 0.95%, 1/9/09	11,200	11,200
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F&M Villages Project (FNMA Gtd.), 0.95%, 1/9/09	4,500	4,500
State of Georgia G.O. VRDB, Series 2006 H-1, 1.60%, 1/9/09	23,603	23,603
Thomasville Hospital Authority Revenue Anticipation Certificates, Series 2003, John D. Archbold Memorial Hospital Project (SunTrust Bank LOC), 0.85%, 1/9/09	5,000	5,000

		405,303

Illinois - 8.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue VRDB, Series 2005A, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	14,700	14,700
Chicago O’Hare International Airport Revenue VRDB, Series D, 3rd Lien (Dexia Credit Local LOC), 1.25%, 1/9/09	25,000	25,000

MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Illinois - 8.9% continued
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 1.15%, 1/2/09	$3,800	$3,800
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 2.45%, 1/9/09	63,160	63,160
City of Chicago G.O. Refunding VRDB, Series 2007-E, 1.08%, 1/2/09	20,000	20,000
Series 2007-F, 1.10%, 1/2/09	7,925	7,925
City of Chicago Water Revenue VRDB, Subseries 2004-1, 1.05%, 1/9/09	20,000	20,000
Subseries 2004-2, 1.05%, 1/9/09	9,900	9,900
Subseries 2004-3 (State Street Bank & Trust LOC), 1.05%, 1/9/09	3,225	3,225
Cook County G.O. Unlimited Sales TANS, Series 2008, 3.00%, 8/3/09	17,500	17,643
Illinois Development Finance Authority IDR Bonds, Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC), 1.58%, 1/9/09	2,225	2,225
Illinois Development Finance Authority IDR VRDB, Series 1999, Gas Technology Project (Harris N.A. LOC), 1.10%, 1/9/09	1,700	1,700
Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (Bank of America N.A. LOC), 0.90%, 1/9/09	6,200	6,200
Illinois Development Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	10,075	10,075
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC), 1.10%, 1/9/09	5,685	5,685
Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (Harris N.A. LOC), 0.90%, 1/9/09	9,000	9,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris N.A. LOC), 1.10%, 1/9/09	2,655	2,655
Illinois Development Finance Authority Revenue VRDB, Series 2003, Learn Charter School Project (Harris N.A. LOC), 1.10%, 1/9/09	2,830	2,830
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	8,265	8,265
Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Harris N.A. LOC), 1.15%, 1/9/09	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Northwestern University, Bank of America Macon Trust Variable Rate Certificates Series D, (1) 1.20%, 1/9/09	7,005	7,005
Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (Harris N.A. LOC), 1.93%, 1/2/09	10,000	10,000

MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Illinois - 8.9% continued
Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC), 1.25%, 1/9/09	$200	$200
Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC), 1.10%, 1/9/09	11,200	11,200
Illinois Finance Authority Revenue Bonds, Series 2004B, University of Chicago, 0.80%, 1/9/09	2,000	2,000
Illinois Finance Authority Revenue Bonds, Series 2008 A-3, Advocate Health Care, 1.90%, 4/1/09	17,055	17,055
Illinois Finance Authority Revenue Refunding Bonds, Series 2008, Prairie Crossing Project (Marshall & Ilsley Bank LOC), 1.23%, 1/9/09	9,440	9,440
Illinois Finance Authority Revenue VRDB, Series 2004, Community Action Partnership (Citibank N.A. LOC), 1.30%, 1/9/09	5,720	5,720
Illinois Finance Authority Revenue VRDB, Series 2004B2, Northwestern Memorial Hospital, 1.05%, 1/9/09	10,800	10,800
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 1.10%, 1/9/09	14,450	14,450
Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC), 0.71%, 1/9/09	9,400	9,400
Illinois Finance Authority Revenue VRDB, Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC), 2.15%, 1/9/09	21,545	21,545
Illinois Finance Authority Revenue VRDB, Series 2007B1, Northwestern Memorial Hospital, 1.05%, 1/9/09	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2008-C, Northwest Community Hospital (Wells Fargo Bank N.A. LOC), 0.75%, 1/9/09	5,700	5,700
Illinois Finance Authority Revenue VRDB, Series A, Central DuPage, 1.10%, 1/2/09	24,000	24,000
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC), 1.11%, 1/9/09	17,700	17,700
Illinois Finance Authority Revenue VRDB, Subseries 2008 B-3, Advocate Health, 0.73%, 1/9/09	6,400	6,400
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 1.10%, 1/9/09	28,200	28,200
Illinois Finance Authority Revenue VRDB, WBEZ Alliance Project (Bank of America N.A. LOC), 1.20%, 1/9/09	21,500	21,500
Illinois Finance Authority Revenue VRDN, Series 2008-A, Jewish Charities (Harris N.A. LOC), (1) 1.10%, 1/9/09	9,430	9,430
Illinois Health Facilities Authority Revenue Bonds, Series 2003A, Advocate Healthcare Network, 1.82%, 7/2/09	9,425	9,425

MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Illinois - 8.9% continued
Illinois Health Facilities Authority Revenue Bonds, Series 2003C, Advocate Healthcare Network, 2.35%, 2/26/09	$8,960	$8,960
Illinois Housing Development Authority Multifamily Revenue VRDB, Series 2008-B, Lakeshore Plaza (JPMorgan Chase Bank LOC), 1.15%, 1/9/09	12,560	12,560
Illinois Housing Development Authority Multifamily Revenue VRDB, Series I & II, Foxview Apartments (FHLMC Gtd.), 1.15%, 1/9/09	15,125	15,125
Illinois Housing Development Authority Multifamily Revenue VRDB, Series 2008, Alden Gardens Bloomingdale (Harris N.A. LOC), 0.90%, 1/9/09	5,070	5,070
Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC), 1.55%, 1/9/09	5,400	5,400
Illinois State Sales Tax Revenue VRDB, Bank of America Macon Trust Receipts Series C, (1) 1.20%, 1/9/09	3,500	3,500
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority, 5.35%, 1/9/09	50,000	50,000
Series 2008A-2, Senior Priority, 4.00%, 1/9/09	148,600	148,600
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 2.25%, 1/9/09	21,500	21,500
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 1.30%, 1/9/09	5,700	5,700
Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC), 0.78%, 1/9/09	25,150	25,150
Normal G.O. VRDB, Series 2003, McLean County Project, 0.95%, 1/9/09	4,750	4,750
Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC), 1.20%, 1/9/09	14,700	14,700
Regional Transportation Authority Revenue Bonds, Citicorp Eagle Trust Series 20001303 (FSA Corp. Insured), (1) 1.66%, 1/9/09	14,510	14,510
Rockford Revenue Bonds, Series 2007, Wesley Willows Obligation Group (Marshall & Ilsley Bank LOC), 1.20%, 1/2/09	6,000	6,000
University of Illinois Revenue Refunding VRDB, Series 2008, Health Services System (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	41,215	41,215
University of Illinois Revenue Refunding VRDB, Series 2008, University of Illinois Chicago South Campus Development (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	9,500	9,500
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System, 0.75%, 1/9/09	8,300	8,300
Warren County Industrial Project Revenue VRDB, Series 2002, Monmouth College Project (Allied Irish Bank LOC), 1.23%, 1/9/09	5,880	5,880

		907,278

MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Indiana - 2.6%
Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC), 2.81%, 1/9/09	$15,000	$15,000
Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes, 3.00%, 1/30/09	40,000	40,028
Indiana Bond Bank Revenue Notes, Series 2008-A, Midyear Funding Program Notes, 3.00%, 5/28/09	24,005	24,116
Indiana Development Finance Authority Industrial Revenue VRDB, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC), 1.30%, 1/9/09	1,400	1,400
Indiana Finance Authority Health System Revenue VRDB, Series 2008-D, Sisters of St. Francis (Bank of America N.A. LOC), 0.72%, 1/9/09	23,000	23,000
Indiana Finance Authority Hospital Revenue Bonds, Series 2008, Community Foundation Northwest Indiana (Harris N.A. LOC), 1.10%, 1/9/09	6,800	6,800
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-C, Clarian Health (Bank of New York LOC), 1.01%, 1/9/09	12,500	12,500
Indiana Finance Authority Revenue Refunding VRDB, Series 2008 D-1, Trinity Health, 1.00%, 1/9/09	21,400	21,400
Series 2008 D-2, Trinity Health, 1.00%, 1/9/09	11,250	11,250
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC), 1.10%, 1/9/09	6,915	6,915
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series C, Clarian Health (Branch Banking & Trust Co. LOC), 0.65%, 1/9/09	8,000	8,000
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC), 1.23%, 1/9/09	6,000	6,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 1.15%, 1/9/09	10,489	10,489
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 2.60%, 1/2/09	1,400	1,400
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series 2255, JPMorgan Chase Putters (Berkshire Hathaway, Inc. Insured), (1) 1.33%, 1/9/09	15,460	15,460
Indianapolis Multifamily Housing Revenue VRDB, Series 2008, Capital Place, Covington (FNMA Insured), 1.10%, 1/9/09	10,600	10,600
Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC), 1.40%, 1/9/09	22,700	22,700
Mount Vernon Pollution Control and Solid Waste Disposal Revenue VRDB, General Electric Co. Project (General Electric Co. Gtd.), 0.95%, 1/2/09	6,215	6,215
Terre Haute Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (U.S. Bank N.A. LOC), 0.80%, 1/9/09	2,000	2,000

MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Indiana - 2.6% continued
Vincennes University Revenue VRDB, Series 2004G, Student Fees (JPMorgan Chase Bank LOC), 0.93%, 1/9/09	$21,930	$21,930

		267,203

Iowa - 0.5%
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 1.30%, 1/9/09	955	955
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC), 1.35%, 1/2/09	1,235	1,235
Iowa Finance Authority Health Facilities Revenue VRDB, Series A-1, Iowa Health (Assured Guaranty Insured), 0.95%, 1/9/09	9,100	9,100
Series A-3, Iowa Health (Assured Guaranty Insured), 0.94%, 1/9/09	5,000	5,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2000, Loras College Project (Bank of America N.A. LOC), 1.10%, 1/2/09	15,050	15,050
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 1.38%, 1/2/09	800	800
Iowa State School Cash Anticipation Program Warrant, Certificates, Series 2008-A (FSA Corp. Insured), 3.50%, 6/25/09	14,500	14,620

		46,760

Kansas - 0.2%
Kansas Department of Transportation Highway Revenue Bonds, Citigroup ROCS RR-II-R-10084, (1) 1.00%, 1/9/09	5,510	5,510
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 1.11%, 1/9/09	4,710	4,710
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 1.40%, 1/9/09	1,800	1,800
Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (Bank of America N.A. LOC), 1.13%, 1/9/09	7,500	7,500
University of Kansas Hospital Authority Revenue VRDB, KU Health System (Harris N.A. LOC), 1.35%, 1/2/09	1,980	1,980

		21,500

Kentucky - 1.3%
City of Danville Municipal Pooled Lease Program (Fifth Third Bank LOC), 1.75%, 1/15/09	51,590	51,590
(Fifth Third Bank LOC), 2.00%, 1/16/09	31,750	31,750
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 1.35%, 1/9/09	10,850	10,850
Henderson County Revenue Refunding VRDB, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC), 0.91%, 1/9/09	4,085	4,085
Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A, 3.00%, 6/25/09	15,000	15,086

MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Kentucky - 1.3% continued
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 1.10%, 1/9/09	$4,015	$4,015
Series 2008-B, Retirement Housing Foundation (KBC Bank N.V. LOC), 1.10%, 1/9/09	7,705	7,705
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 1.35%, 1/9/09	9,939	9,939

		135,020

Louisiana - 3.2%
Ascension Parish IDB Revenue VRDB, Series 2007, IMTT-Geismar Project (SunTrust Bank LOC), 0.85%, 1/9/09	31,000	31,000
East Baton Rouge Parish PCR Refunding VRDB, Exxon Project, 0.80%, 1/2/09	4,500	4,500
East Baton Rouge Parish Sales Tax Revenue Refunding VRDB, Series 2008-A, Road and Street Improvement (Dexia Credit Local LOC), 2.50%, 1/9/09	12,200	12,200
Lafayette EDA Gulf Opportunity Zone Revenue VRDB, Series 2008, Stirling Lafayette LLC Project (Regions Bank LOC), 1.50%, 1/9/09	7,350	7,350
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	85,000	85,000
Louisiana Environmental Facilities Development Authority Revenue Bonds, Series 2004, Sacred Heart Project - New Orleans Project (SunTrust Bank LOC), 1.25%, 1/9/09	1,000	1,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC), 0.84%, 1/9/09	20,150	20,150
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 2008 D-1, Christus Health (Bank of Nova Scotia LOC), 0.68%, 1/9/09	7,900	7,900
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC), 0.85%, 1/9/09	10,000	10,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008, City Plaza LLC Project (Regions Bank LOC), 1.50%, 1/9/09	16,000	16,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008, Dynamic Fuels LLC Project (SunTrust Bank LOC), 1.10%, 1/2/09	15,000	15,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008-B, Commcare Corp. Project (JPMorgan Chase Bank LOC), 1.25%, 1/9/09	15,000	15,000
Louisiana State G.O. Refunding VRDB, Series 2008-A (BNP Paribas LOC), 0.60%, 1/9/09	24,000	24,000
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase and Co. LOC), (1) 1.28%, 1/9/09	42,644	42,644
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	5,700	5,700

MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Louisiana - 3.2% continued
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series 2007-A, Loop LLC Project (SunTrust Bank LOC), 0.85%, 1/9/09	$27,000	$27,000
St. Tammany Parish Development District Gulf Opportunity Zone Revenue VRDB, Series 2008-A, Slidell Development Co. LLC Project (Regions Bank LOC), 1.50%, 1/9/09	5,000	5,000

		329,444

Maine - 0.0%
South Berwick Educational Revenue VRDB, Series 2000, Berwick Academy Issue (Allied Irish Bank LOC), 1.50%, 1/9/09	3,490	3,490

Maryland - 1.7%
Ann Arundel County Revenue VRDB, Series 2008, Key School Facilities (Manufacturers & Traders Trust Co. LOC), (1) 1.25%, 1/9/09	9,300	9,300
Baltimore County Revenue VRDB, Series 1999, Calvert Hall College Project (Manufacturers & Traders Trust Co. LOC), 1.25%, 1/9/09	8,770	8,770
Baltimore County Revenue VRDB, Series 2004, Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	5,365	5,365
Baltimore County Revenue VRDB, Series 2006, Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	4,050	4,050
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 1.20%, 1/9/09	4,900	4,900
Maryland Economic Development Corp. Revenue Refunding VRDB, Series 1997, Jenkins Memorial, Inc. (Manufacturers & Traders Trust Co. LOC), 1.25%, 1/9/09	3,075	3,075
Maryland Economic Development Corp. Revenue VRDB, Series 2007, Opportunity Builders Facility (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	6,260	6,260
Maryland Economic Development Corp. Revenue VRDB, Series 2008-A, Howard Hughes Medical Institute, 0.45%, 1/9/09	22,500	22,500
Maryland Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC), 0.75%, 1/9/09	3,200	3,200
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 1.20%, 1/9/09	13,800	13,800
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Kennedy (SunTrust Bank LOC), 1.27%, 1/9/09	9,000	9,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 1.71%, 1/9/09	8,800	8,800
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 1.10%, 1/9/09	11,900	11,900
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC), 0.95%, 1/9/09	10,000	10,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical System (SunTrust Bank LOC), 1.22%, 1/9/09	6,800	6,800
Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC), 1.25%, 1/9/09	8,325	8,325

MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Maryland - 1.7% continued
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 1.20%, 1/9/09	$33,110	$33,110

		169,155

Massachusetts - 6.5%
Boston Water and Sewer Tax Exempt CP (Bank of America N.A. LOC), 1.78%, 1/20/09	10,000	10,000
(Bank of America N.A. LOC), 1.10%, 2/5/09	30,000	30,000
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Massachusetts Credit, Wilber School Apartments (FHLB Atlanta LOC), 1.20%, 1/9/09	6,000	6,000
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Seven Hills Foundation (Toronto-Dominion Bank LOC), 1.25%, 1/9/09	4,000	4,000
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series 2008-A, College Holy Cross (Bank of America N.A. LOC), (1) 0.90%, 1/2/09	3,600	3,600
Massachusetts State Development Finance Agency Revenue VRDB, Dana Hall School (Bank of New York LOC), 1.25%, 1/9/09	3,465	3,465
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 1.37%, 1/9/09	4,600	4,600
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 1.30%, 1/9/09	19,200	19,200
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School, 1.37%, 1/9/09	7,500	7,500
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC), 1.37%, 1/9/09	45,000	45,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 1.02%, 1/9/09	5,000	5,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Abby Kelley Foster Public School (Toronto-Dominion Bank LOC), 1.15%, 1/9/09	4,900	4,900
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Edgewood Retirement Community (Bank of America N.A. LOC), 1.00%, 1/9/09	20,540	20,540
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008 U-1, Boston University (Bank of Nova Scotia LOC), 0.65%, 1/9/09	10,000	10,000
Massachusetts State G.O. RANS, Series 2008-C, 4.00%, 5/29/09	60,000	60,432
Massachusetts State G.O. VRDB, Series B, 1.15%, 1/2/09	64,305	64,305
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC), 1.00%, 1/9/09	8,000	8,000
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-W, Northeastern University (Toronto-Dominion Bank LOC), 0.65%, 1/9/09	14,615	14,615

MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Massachusetts - 6.5% continued
Massachusetts State Industrial Finance Agency Revenue VRDB, Series 1998 B, Groton School Issue, 1.43%, 1/9/09	$10,640	$10,640
Massachusetts Water Resources Authority Revenue Refunding VRDB, Series 2008-A, 1.25%, 1/9/09	61,000	61,000
Series 2008-F, 0.65%, 1/9/09	12,000	12,000
Revere Housing Authority Multifamily Revenue Refunding VRDB, Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured), 3.17%, 1/9/09	23,990	23,990
The Commonwealth of Massachusetts CP Notes, Series E, 1.50%, 1/9/09	133,500	133,500
Series F, 1.05%, 2/11/09	17,250	17,250
Series F, 1.05%, 2/12/09	20,000	20,000
Series G, 1.00%, 3/2/09	22,000	22,000
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd., 0.72%, 1/9/09	33,900	33,900

		655,437

Michigan - 1.7%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC), 1.10%, 1/9/09	12,760	12,760
Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 1.10%, 1/9/09	4,795	4,795
Farmington Hills Hospital Finance Authority Revenue Refunding VRDB, Series 2008-A, Botsford Obligated (U.S. Bank N.A. LOC), 1.15%, 1/2/09	8,185	8,185
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 0.98%, 1/9/09	1,100	1,100
Huron County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Huron Memorial Hospital Project (Fifth Third Bank LOC), 1.33%, 1/9/09	1,000	1,000
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Holland Home (Bank of America N.A. LOC), 1.10%, 1/9/09	9,085	9,085
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B, McLaren Health Care (JPMorgan Chase Bank LOC), 0.70%, 1/9/09	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured), 1.50%, 1/9/09	16,000	16,000
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured), 1.20%, 1/9/09	3,115	3,115
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC), 0.75%, 1/9/09	9,200	9,200
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008 ET, Detroit Edison (Bank of Nova Scotia LOC), 0.80%, 1/9/09	2,475	2,475

MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Michigan - 1.7% continued
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA of Metropolitan Detroit Project (JPMorgan Chase Bank LOC), 1.33%, 1/9/09	$2,295	$2,295
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2004, YMCA Greater Grand Rapids (Fifth Third Bank LOC), 1.33%, 1/9/09	1,000	1,000
State of Michigan G.O. Notes, Series 2008-A, 3.00%, 9/30/09	88,000	88,612
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC), 1.40%, 1/9/09	9,825	9,825

		176,947

Minnesota - 1.3%
Arden Hills Housing and Healthcare Facilities Revenue Refunding Bonds, Series 1999A, Presbyterian Homes (U.S. Bank N.A. LOC), 1.15%, 1/2/09	800	800
Austin Housing and Redevelopment Authority Revenue Refunding VRDB, Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC), 1.40%, 1/9/09	4,320	4,320
Burnsville Housing Revenue VRDB, Series 1999A, Provence LLC Project (Bank of America N.A. LOC), 1.30%, 1/9/09	15,650	15,650
Fridley Senior Housing Revenue Refunding VRDB, Series 2007-A, Banfill Crossing (FNMA Insured), 1.30%, 1/9/09	8,700	8,700
Mankato Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project (Bank of America N.A. LOC), 1.38%, 1/2/09	7,285	7,285
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 1.10%, 1/9/09	5,435	5,435
Minneapolis Health Care System Revenue VRDB, Series 2008-C, Fairview Health Services (Wells Fargo Bank N.A. LOC), 0.66%, 1/9/09	5,800	5,800
Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC), 0.75%, 1/9/09	2,300	2,300
Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC), 1.15%, 1/2/09	1,960	1,960
Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured), 1.40%, 1/2/09	6,900	6,900
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2002 5-L, University St. Thomas (Allied Irish Bank LOC), 0.80%, 1/9/09	1,600	1,600
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 1.41%, 1/2/09	9,915	9,915
Robbinsdale Revenue Refunding VRDB, Series 2008 A-1, North Memorial (Wells Fargo Bank N.A. LOC), 1.30%, 1/9/09	4,500	4,500
Series 2008 A-3, North Memorial (Wells Fargo Bank N.A. LOC), 1.08%, 1/9/09	5,000	5,000
Rochester Health Care Facilities Revenue VRDB, Series E, Mayo Clinic, 1.68%, 5/7/09	10,000	10,000

MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Minnesota - 1.3% continued
St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC), 0.77%, 1/9/09	$16,100	$16,100
State of Minnesota Revenue Bonds, Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1) 1.11%, 1/9/09	25,900	25,900

		132,165

Mississippi - 1.6%
Jackson County PCR Refunding VRDB, Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 1.00%, 1/2/09	5,200	5,200
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series 2007-B, Chevron USA, Inc. Project, 1.05%, 1/2/09	400	400
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 1.03%, 1/2/09	30,000	30,000
Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (Compass Bank LOC), 1.40%, 1/9/09	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2007, Grand Alliance LLC Project (Regions Bank LOC), 1.70%, 1/9/09	12,570	12,570
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, Drury Inns, Inc. Project (Regions Bank LOC), 1.70%, 1/9/09	13,180	13,180
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC), 1.45%, 1/9/09	48,800	48,800
Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2008-A, Singing River Hospital (Regions Bank LOC), 1.50%, 1/9/09	33,000	33,000

		160,150

Missouri - 1.8%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 1.38%, 1/2/09	505	505
Florissant IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 1.10%, 1/9/09	6,845	6,845
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 1.35%, 1/9/09	10,100	10,100
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC), 1.38%, 1/2/09	8,200	8,200
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	20,000	20,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 1.38%, 1/2/09	2,200	2,200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Project (U.S. Bank N.A. LOC), 0.75%, 1/9/09	24,115	24,115
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC), 1.15%, 1/2/09	9,525	9,525

MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Missouri - 1.8% continued
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, Lutheran Church (Bank of America N.A. LOC), 1.43%, 1/2/09	$21,740	$21,740
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Children’s Mercy Hospital (UBS AG LOC), 0.90%, 1/9/09	7,400	7,400
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-D, Sisters Mercy Health, 1.20%, 1/9/09	10,300	10,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-5, SSM Health, 0.70%, 1/9/09	8,600	8,600
Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1) 1.15%, 1/9/09	7,815	7,815
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments (FNMA LOC), 1.27%, 1/9/09	19,000	19,000
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.), 1.27%, 1/9/09	10,700	10,700
St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.), 1.27%, 1/9/09	6,170	6,170
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (Bank of America N.A. LOC), 0.75%, 1/9/09	4,725	4,725

		177,940

Montana - 0.1%
Forsyth PCR Refunding VRDB, Series 1988, Pacificorp Project (BNP Paribas LOC), 1.10%, 1/2/09	5,515	5,515

Nebraska - 0.1%
Nebraska Educational Finance Authority Revenue Refunding Bonds, Series 2008, Creighton University Project (JPMorgan Chase Bank LOC), 1.10%, 1/2/09	4,000	4,000
Scotts Bluff County Hospital Authority Revenue Refunding VRDB, Series 2005, Regional West Medical Center Number 1 (KeyBank N.A. LOC), 1.20%, 1/9/09	10,030	10,030

		14,030

Nevada - 0.8%
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC), 1.10%, 1/9/09	3,800	3,800
Clark County Economic Development Revenue VRDB, Bishop Gorman High School Project (Allied Irish Bank LOC), 1.50%, 1/9/09	14,575	14,575
Clark County Economic Development Revenue VRDB, Series 2000, Lutheran Secondary School Association Project (Allied Irish Bank LOC), 1.50%, 1/9/09	8,100	8,100
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 1.25%, 1/9/09	42,800	42,800
Las Vegas Valley Water District G.O., Series B, Water Improvement, 1.10%, 1/2/09	8,200	8,200

		77,475

MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC), 1.50%, 1/9/09	$3,775	$3,775
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Bishop Guertin High School (Allied Irish Bank LOC), 1.20%, 1/9/09	5,610	5,610
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2007, Phillips Exeter Academy, 1.32%, 1/9/09	22,500	22,500
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2008, Saint Anselm College (RBS Citizens N.A. LOC), 1.35%, 1/2/09	3,000	3,000
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC), 1.40%, 1/9/09	5,225	5,225

		40,110

New Jersey - 1.2%
New Jersey EDA Revenue VRDB, Series 2007, Ranney School Project (Bank of Nova Scotia LOC), 1.00%, 1/9/09	1,000	1,000
New Jersey TRANS, Series 2008-A, 3.00%, 6/25/09	115,000	115,764

		116,764

New Mexico - 0.2%
Hurley PCR Bonds, Series 1985, Kennecott Santa Fe (BP PLC LOC), 1.10%, 1/2/09	3,400	3,400
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC), 1.15%, 1/9/09	2,800	2,800
New Mexico Hospital Equipment Loan Council Revenue VRDB, Series 2008-B, Presbyterian Healthcare, 0.80%, 1/9/09	18,000	18,000

		24,200

New York - 3.2%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC), 1.37%, 1/9/09	3,900	3,900
Metropolitan Transportation Authority Dedicated Tax Revenue Refunding VRDB, Series 2008A, 5.75%, 1/9/09	88,975	88,975
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series 2002B (FSA Corp. Insured), 3.50%, 1/9/09	2,150	2,150
Monroe County Industrial Development Agency Revenue VRDB, Series 2008, Harley School Project (Manufacturers & Traders Trust Co. LOC), 1.25%, 1/9/09	2,000	2,000
New York City G.O., Subseries H-1, 1.30%, 1/2/09	14,240	14,240
New York City G.O., Subseries J-3, Fiscal 2008, 1.05%, 1/2/09	11,500	11,500
New York City G.O. VRDB, Subseries 2008 L-4 (U.S. Bank N.A. LOC), 0.65%, 1/2/09	14,300	14,300

MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 97.2% continued
New York - 3.2% continued
New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Series 1997A, Monterey Project (FNMA Collateralized), 0.65%, 1/9/09	$2,100	$2,100
New York City Industrial Development Agency Civic Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	2,000	2,000
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3, 1.62%, 1/9/09	2,600	2,600
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2008-BB-1, Second Generation, Fiscal, 0.80%, 1/2/09	40,250	40,250
Series 2008-BB-2, Second Generation, Fiscal, 0.95%, 1/9/09	34,000	34,000
New York City Municipal Water Finance Authority Water and Sewer Revenue VRDB, Subseries 2008 B-2, 1.05%, 1/2/09	3,300	3,300
New York City Trust for Cultural Resources Revenue VRDB, Series 2008 B-1, Lincoln Center Arts (U.S. Bank N.A. LOC), 0.65%, 1/9/09	2,750	2,750
New York State Dormitory Authority Revenue Bonds, Series 1999-B, New York Library (Toronto-Dominion Bank LOC), 0.65%, 1/9/09	3,600	3,600
New York State Dormitory Authority Revenue VRDB, Series 2008-B, Cornell University, 1.05%, 1/2/09	8,000	8,000
New York State Dormitory Authority Revenue VRDB, Series 2008-D, City University (Toronto-Dominion Bank LOC), 1.00%, 1/9/09	5,000	5,000
New York State Housing Finance Agency Revenue VRDB, Series 2002, 20 River Terrace Housing (FNMA Gtd.), 0.60%, 1/9/09	11,900	11,900
New York State Urban Development Corp. Revenue Bonds, Floating Rate Receipts SG-164 (U.S. Treasuries Escrowed), (1) 1.24%, 1/9/09	19,500	19,500
New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities, 1.75%, 1/9/09	4,000	4,000
Onondaga County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2005, Syracuse Resh Corp. Project (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	7,435	7,435
Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthony’s High School (U.S. Bank N.A. LOC), 1.00%, 1/9/09	6,500	6,500
Tompkins County Industrial Development Agency Revenue VRDB, Series 2008-A-2, Civic Facility, Cornell University, 1.05%, 1/2/09	17,400	17,400
Westchester County Industrial Development Agency Revenue Refunding VRDB, Series 2008, Hebrew Hospital Continuing Care (Manufacturers & Traders Trust Co. LOC), 1.30%, 1/9/09	13,905	13,905
Westchester County Industrial Development Agency Revenue VRDB, Series 2001, Catharine Field Home (Comerica Bank LOC), 1.30%, 1/9/09	6,300	6,300

		327,605

North Carolina - 2.0%
Charlotte G.O. VRDB, 1.20%, 1/9/09	21,025	21,025

MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
North Carolina - 2.0% continued
Durham County Industrial Facilities and Pollution Control Financing Authority Revenue VRDB, Series 2007, Research Triangle (SunTrust Bank LOC), 1.08%, 1/9/09	$9,900	$9,900
Guilford County G.O. VRDB, Series 2005-B, 1.20%, 1/9/09	4,900	4,900
Mecklenburg County COPS VRDB, Series 2008-A, 1.22%, 1/9/09	28,000	28,000
North Carolina Capital Facilities Finance Agency Educational Revenue VRDB, Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC), 1.25%, 1/9/09	6,500	6,500
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 2006-12, (1) 1.36%, 1/9/09	12,000	12,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2003-C, First Mortgage, Well Spring (Allied Irish Bank LOC), 1.21%, 1/9/09	7,600	7,600
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series B, Duke University Health System, 1.00%, 1/9/09	50,000	50,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 1.25%, 1/9/09	6,500	6,500
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2008-A1, University Health System Eastern (Bank of America N.A. LOC), 0.70%, 1/9/09	7,600	7,600
Series 2008-B1, University Health System Eastern (Branch Banking & Trust Co. LOC), 0.68%, 1/9/09	4,900	4,900
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series C, First Mortgage, Pennybyrn Project (Bank of America N.A. LOC), 1.10%, 1/9/09	9,300	9,300
North Carolina Medical Care Commission Hospital Revenue Bonds, Aces, Pooled Equipment Financing Project (KBC Bank N.V. LOC), 0.78%, 1/9/09	11,000	11,000
Union County G.O. Refunding VRDB, Series 2004B, 1.25%, 1/9/09	21,065	21,065
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 1.36%, 1/9/09	5,800	5,800

		206,090

North Dakota - 0.1%
Cass County Health Facilities Revenue VRDB, Series 2008 A-2, Health Care - Essentia (Assured Guaranty Insured), 1.30%, 1/9/09	7,000	7,000

Ohio - 3.3%
American Municipal Power-Ohio, Inc. Revenue VRDB, Series 2006, Combustion Turbine Project (KeyBank N.A. LOC), 1.60%, 1/9/09	8,765	8,765
American Municipal Power-Ohio, Inc. Tax Exempt CP (JPMorgan Chase Bank LOC), 1.10%, 2/11/09	27,250	27,250
City of Columbus G.O., Citigroup ROCS RR-II-R-11293, (1) 1.35%, 1/9/09	6,000	6,000
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2005-B, Museum of Art Project, 1.28%, 1/9/09	7,500	7,500

MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Ohio - 3.3% continued
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2008, Euclid Avenue Housing Corp. Project (U.S. Bank N.A. LOC), 1.35%, 1/9/09	$3,000	$3,000
Cuyahoga County Healthcare and Independent Living Facilities Revenue VRDB, Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC), 1.15%, 1/9/09	22,860	22,860
Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC), 1.20%, 1/9/09	18,470	18,470
Cuyahoga County Healthcare Facilities Revenue Bonds, Series 2004, A M McGregor Home Project (KeyBank N.A. LOC), 1.20%, 1/9/09	3,450	3,450
Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic, 1.05%, 1/2/09	5,500	5,500
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 1.12%, 1/9/09	17,400	17,400
Franklin County Hospital Revenue Refunding Bonds, Series 2008-A, Ohio Health Corp., 0.71%, 1/9/09	16,480	16,480
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 1.03%, 1/9/09	11,540	11,540
Kent State University Revenue VRDB, Series 2008, General Receipts (KeyBank N.A. LOC), 1.65%, 1/9/09	9,100	9,100
Lancaster Port Authority Gas Revenue VRDB, Series 2008, 1.15%, 1/9/09	29,700	29,700
Medina County Health Care Facilities Revenue VRDB, Series 2007A, Southwest General Health Center (Charter One Bank LOC), 1.40%, 1/9/09	7,605	7,605
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 1.23%, 1/9/09	13,300	13,300
Ohio Housing Finance Agency Multifamily Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC), 1.15%, 1/9/09	6,351	6,351
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC), 1.25%, 1/9/09	60,900	60,900
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008 B-2, Cleveland Clinic, 1.00%, 1/2/09	22,350	22,350
Ohio State University Revenue VRDB, Series 2008-B, General Receipts, 3.75%, 1/9/09	18,000	18,000
Parma Hospital Improvement Revenue VRDB, Series 2006C, Parma Community General Hospital (JPMorgan Chase Bank LOC), 1.40%, 1/9/09	11,300	11,300
Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC), 1.13%, 1/9/09	3,495	3,495

		330,316

Oklahoma - 0.5%
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series E, 1.15%, 1/2/09	21,800	21,800

MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Oklahoma - 0.5% continued
Tulsa County Industrial Authority Revenue VRDB, Series 2003A, 2.75%, 2/17/09	$29,000	$29,000

		50,800

Oregon - 0.9%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 1.10%, 1/9/09	10,200	10,200
Multnomah County Hospital Facilities Authority Revenue Refunding VRDB, Series 2003, Holladay Park Plaza Project (Allied Irish Bank LOC), 1.20%, 1/2/09	3,000	3,000
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan Hospital (U.S. Bank N.A. LOC), 1.30%, 1/9/09	2,650	2,650
Oregon State Facilities Authority Revenue VRDB, Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC), 1.28%, 1/9/09	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC), 1.15%, 1/9/09	20,000	20,000
Oregon State Facilities Authority Revenue VRDB, Series 2008-B, Peacehealth (U.S. Bank N.A. LOC), 0.75%, 1/9/09	13,100	13,100
Series 2008-C, Peacehealth (Wells Fargo Bank N.A. LOC), 1.13%, 1/9/09	10,000	10,000
State of Oregon G.O. TRANS, Series 2008-A, 3.00%, 6/30/09	28,705	28,886

		91,536

Pennsylvania - 1.3%
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC), 1.10%, 1/9/09	10,325	10,325
Berks County Reading Hospital Revenue Bonds, Series 2008 A-1, RBC Municipal Products, Inc. Trust, Floaters Series 2008 C-13 (Royal Bank of Canada LOC), (1) (2) 1.30%, 1/9/09	10,000	10,000
Bucks County IDA Hospital Revenue VRDB, Series 2008-A, Grand View Hospital (Toronto-Dominion Bank LOC), 1.03%, 1/9/09	8,500	8,500
Delaware River Port Authority Revenue Refunding VRDB, Series 2008-B (Toronto-Dominion Bank LOC), 1.03%, 1/9/09	23,000	23,000
Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB, Series 2008-A, St. Josephs University (Allied Irish Bank LOC), 0.70%, 1/9/09	12,000	12,000
Pennsylvania Housing Finance Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC), 1.20%, 1/9/09	4,300	4,300
Pennsylvania Turnpike Commission Revenue VRDB, Series 2002B, 3.00%, 1/9/09	10,000	10,000
Philadelphia Hospitals and Higher Education Facilities Authority Revenue VRDB, Series 1999B, Jefferson Health System, 2.20%, 2/10/09	10,000	10,000
Southcentral General Authority Revenue VRDB, Series 2005, Hanover Lutheran Village Project (Manufacturers & Traders Trust Co. LOC), (1) 1.25%, 1/9/09	8,715	8,715

MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Pennsylvania - 1.3% continued
Southcentral General Authority Revenue VRDB, Series 2008-D, Wellspan Health Obligation Group (SunTrust Bank LOC), 0.72%, 1/9/09	$7,700	$7,700
State Public School Building Authority Revenue VRDB, Series 2008, North Hills School District Project (RBS Citizens N.A. LOC), 1.25%, 1/9/09	3,900	3,900
Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC), 1.15%, 1/9/09	19,900	19,900

		128,340

Puerto Rico - 0.5%
Commonwealth of Puerto Rico TRANS, Subseries 2009 A1 (Bank of Nova Scotia LOC), 3.00%, 7/30/09	31,000	31,243
Subseries 2009 A2 (BNP Paribas LOC), 3.00%, 7/30/09	13,000	13,102
Subseries 2009 A3 (Banco Bilbao Vizcaya Argentaria LOC), 3.00%, 7/30/09	10,000	10,078

		54,423

South Carolina - 1.4%
Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements, 1.20%, 1/9/09	27,200	27,200
Easley Utility Revenue Refunding VRDB, Series 2007 (FSA Corp. Insured), 2.85%, 1/9/09	32,730	32,730
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 1.27%, 1/9/09	42,250	42,250
Piedmont Municipal Power Agency Electric Revenue VRDB, Series 2008-B (Assured Guaranty Insured), 2.75%, 1/9/09	20,900	20,900
South Carolina Jobs EDA Hospital Revenue Bonds, Conway Hospital (Assured Guaranty Insured), 0.95%, 1/2/09	13,200	13,200
South Carolina State Housing Finance and Development Authority Multifamily Revenue VRDB, Series 2008, Rental Housing, Brookside Apartments (FHLMC Gtd.), 1.20%, 1/9/09	5,000	5,000

		141,280

South Dakota - 0.1%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC), 1.35%, 1/2/09	12,965	12,965

Tennessee - 3.4%
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC), 1.63%, 1/9/09	20,500	20,500
Clarksville Public Building Authority G.O. VRDB, Series 2001 (SunTrust Bank LOC), 1.27%, 1/9/09	5,400	5,400
Clarksville Public Building Authority Revenue VRDB, Series 2001, Pooled Financing - Municipal Bond Fund (Bank of America N.A. LOC), 1.10%, 1/2/09	10,000	10,000
Knox County Health, Educational and Housing Facilities Board Revenue Refunding VRDB, Series 2001-A-3, Cookeville Regional Project (Amsouth Bank Birmingham LOC), 1.56%, 1/9/09	2,235	2,235
Knox County Health, Educational and Housing Facilities Board Revenue VRDB, Series B4, Covenant Health (SunTrust Bank LOC), 1.10%, 1/2/09	5,000	5,000

MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Tennessee - 3.4% continued
Metropolitan Government Nashville and Davidson County Heath and Educational Facilities Board Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 0.85%, 1/9/09	$1,000	$1,000
Metropolitan Government Nashville and Davidson County Heath and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured), 0.95%, 1/9/09	1,150	1,150
Metropolitan Government Nashville and Davidson County Heath and Educational Facilities Board Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.10%, 1/9/09	930	930
Metropolitan Government Nashville and Davidson County Heath and Educational Facilities Board Revenue VRDB, Series 1997A, Adventist Health System (SunTrust Bank LOC), 1.10%, 1/9/09	1,500	1,500
Metropolitan Government Nashville and Davidson County Heath and Educational Facilities Board Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC), 0.85%, 1/9/09	2,155	2,155
Metropolitan Government Nashville and Davidson County IDB Multifamily Housing Revenue Refunding VRDB, Series 1989, Graybrook (Societe Generale LOC), 1.30%, 1/9/09	6,710	6,710
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding Bonds, Series 2002, Multifamily Housing, Spinnaker Cove Apartments Project (FNMA Gtd.), 0.95%, 1/9/09	11,955	11,955
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 1.34%, 1/9/09	5,525	5,525
Montgomery County Public Building Authority Revenue Bonds, Series 2004, County Loan Pool (Bank of America N.A. LOC), 1.10%, 1/2/09	7,050	7,050
Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1) 0.88%, 1/9/09	47,680	47,680
Sevier County Public Building Authority Revenue VRDB, Series 2008 VII-B-2, Local Government Public Improvement (Allied Irish Bank LOC), 1.20%, 1/9/09	9,400	9,400
Shelby County G.O. Refunding VRDB, Series 2008-B, 3.25%, 1/9/09	26,000	26,000
Shelby County Health, Educational and Housing Facilities Board Revenue Refunding VRDB, Series 2008, Briarcrest (Regions Bank LOC), 1.50%, 1/9/09	9,300	9,300
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC), 1.40%, 1/9/09	4,200	4,200
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2001, Youth Villages (Allied Irish Bank LOC), 1.25%, 1/9/09	1,500	1,500
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale High School Project (AmSouth Bank Birmingham LOC), 1.50%, 1/9/09	6,400	6,400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC), 1.25%, 1/9/09	9,800	9,800
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.), 1.30%, 1/9/09	5,575	5,575
Sullivan County Health, Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC), 1.20%, 1/9/09	35,300	35,300

MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 97.2% continued
Tennessee - 3.4% continued
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1) 1.28%, 1/9/09	$34,910	$34,910
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 1.28%, 1/9/09	73,995	73,995

		345,170

Texas - 11.8%
Austin Water and Wastewater System Revenue Refunding VRDB, Series 2008 (Dexia Bank Belgium LOC), 2.00%, 1/9/09	15,400	15,400
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1) 1.13%, 1/9/09	29,500	29,500
Dallas Performing Arts Cultural Facilities Corp. Revenue VRDB, Series 2008-B, Dallas Arts Center Foundation (JPMorgan Chase Bank LOC), 1.10%, 1/2/09	11,225	11,225
Dallas Water and Sewer Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1) 1.23%, 1/9/09	20,000	20,000
El Paso Housing Finance Corp. Variable Certificates, Series 2001E, SFM Revenue (GNMA Gtd.), (1) 1.20%, 1/9/09	5,865	5,865
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.), 1.90%, 8/1/09	28,600	28,600
Grand Prairie Independent School District G.O. VRDB, Series 2004, School Building (PSF of Texas Gtd.), 1.90%, 2/2/09	18,950	18,950
Gulf Coast Waste Disposal Authority PCR Refunding Bonds, Exxon Project, 0.77%, 1/2/09	20,925	20,925
Gulf Coast Waste Disposal Authority PCR Refunding Bonds, Series 1995, Exxon Project, 0.77%, 1/2/09	14,700	14,700
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding VRDB, Series 2008-E, Baylor College Medicine (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	16,000	16,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2008-B, YMCA Greater Houston (Allied Irish Bank LOC), 0.75%, 1/9/09	11,000	11,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.95%, 1/2/09	107,600	107,600
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series 2008-A, Baylor College Medicine (Compass Bank LOC), 1.10%, 1/9/09	13,100	13,100
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC), 1.10%, 1/9/09	29,500	29,500
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2008A-1, Methodist Hospital System, 0.95%, 1/2/09	1,000	1,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 B, Sears Caprock Corp. Project (Banco Santander Central Hispano LOC), 1.10%, 1/9/09	3,275	3,275
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 1.15%, 1/9/09	7,850	7,850

MONEY MARKET FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Texas - 11.8% continued
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 1.85%, 6/15/09	$45,375	$45,375
Houston Utilities System Revenue Refunding Bonds, Series B2, First Lien (Dexia Credit Local LOC), 1.20%, 1/9/09	4,500	4,500
Series B3, First Lien (Dexia Credit Local LOC), 1.20%, 1/9/09	10,500	10,500
Irving Independent School District G.O. Revenue VRDB, Series 2004A (PSF of Texas Gtd.), 1.85%, 8/1/09	15,850	15,850
Kendall County Health Facility Development Corp. Health Care Revenue VRDB, Series 2008-A, Morningside Ministries (Allied Irish Bank LOC), 1.08%, 1/9/09	11,600	11,600
Lower Colorado River Authority Revenue Bonds, Series 2994, JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1) 1.16%, 1/9/09	2,705	2,705
Manor Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.), 1.90%, 8/1/09	11,235	11,235
Metropolitan Transit Authority/Harris County Tax Exempt CP Notes, 0.95%, 1/28/09	20,000	20,000
North Central Texas Health Facility Development Corp. Hospital Revenue VRDB, Series A, Baylor Health Care Project, 1.00%, 1/9/09	60,990	60,990
Northwest Independent School District G.O., Citigroup ROCS RR-II R-11220 (PSF of Texas Gtd.), (1) 1.35%, 1/9/09	3,970	3,970
Oakbend Medical Center Revenue VRDB, Series 2008 (Regions Bank LOC), 1.65%, 1/2/09	35,000	35,000
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC), 0.80%, 1/9/09	7,975	7,975
Rockwall Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.), 1.15%, 1/9/09	16,000	16,000
San Antonio Education Facilities Corp. Revenue VRDB, Series 2008, University Incarnate Word Project (JPMorgan Chase Bank LOC), 0.80%, 1/9/09	28,000	28,000
State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1) 1.36%, 1/9/09	51,900	51,900
State of Texas G.O. Refunding, Veterans Housing Assistance Fund I, 0.72%, 1/9/09	5,500	5,500
State of Texas G.O. VRDB, Series 2008, Veterans Housing Assistance Fund II, 1.80%, 1/9/09	45,000	45,000
State of Texas Transportation Community Mobility G.O. Bonds, Citigroup ROCS RR-II-R-12208, (1) 1.38%, 1/9/09	5,085	5,085
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Series 2008 C-5, Christus Health (Compass Bank LOC), 0.80%, 1/9/09	10,000	10,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (SunTrust Bank LOC), 1.10%, 1/9/09	9,375	9,375

MONEY MARKET FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Texas - 11.8% continued
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2008-A, Texas Health Resources, 0.70%, 1/9/09	$6,500	$6,500
Series 2008-B, Texas Health Resources, 0.40%, 1/9/09	5,300	5,300
Series 2008-C, Texas Health Resources, 1.30%, 1/2/09	8,530	8,530
Series 2008-E, Texas Health Resources, 0.60%, 1/9/09	4,500	4,500
Series 2008-F, Texas Health Resources, 0.75%, 1/9/09	14,625	14,625
Series 2008-G, Texas Health Resources, 1.00%, 1/2/09	5,350	5,350
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.10%, 1/9/09	4,010	4,010
Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 1.15%, 1/9/09	8,245	8,245
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds, Series 2007-042-1993B, STARS Certificates, (1) 1.20%, 1/9/09	33,340	33,340
Texas State Transportation Commission First Tier Revenue Bonds, Citigroup ROCS RR-II-R-12011, (1) 1.35%, 1/9/09	6,100	6,100
Texas State Transportation Commission Revenue Bonds, Citigroup ROCS RR-II-R-11612, (1) (2) 1.35%, 1/9/09	40,000	40,000
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.72%, 1/9/09	1,850	1,850
Texas TRANS, Series 2008, 3.00%, 8/28/09	260,000	262,371
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 1.30%, 1/2/09	14,918	14,918
Travis County Retirement Health Facilities Development Corp. Revenue VRDB, Series C, Querencia Barton Creek (Bank of America N.A. LOC), 1.10%, 1/9/09	3,200	3,200
Trinity River IDA Revenue Refunding Bonds, ADP, Inc. Project, 1.40%, 1/2/09	7,700	7,700
University of Texas Revenue Bonds, Series 2008-A, Permanent University Fund, 0.70%, 1/9/09	16,500	16,500
Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University, 0.70%, 1/9/09	1,800	1,800

		1,199,889

Utah - 0.4%
Emery County PCR Bonds, Pacificorp (Wells Fargo Bank N.A. LOC), 0.89%, 1/9/09	10,000	10,000
Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1) 2.14%, 1/9/09	3,100	3,100

MONEY MARKET FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Utah - 0.4% continued
Park City Revenue VRDB, Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC), 1.13%, 1/9/09	$3,380	$3,380
Utah Water Finance Agency Revenue VRDB, Series 2008 B-3, 0.81%, 1/9/09	22,500	22,500

		38,980

Virginia - 1.9%
Fairfax County EDA Educational Facilities Revenue VRDB, Series 2003, The Madeira School (Bank of America N.A. LOC), 1.40%, 1/9/09	20,000	20,000
Fairfax County IDA Revenue Bonds, Series 2008C-3, 1.60%, 4/20/09	50,000	50,000
Fredericksburg EDA Student Housing Facilities Revenue Refunding VRDB, Series 2008, UMW Apartments Project (Bank of America N.A. LOC), 1.15%, 1/9/09	10,670	10,670
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 1.31%, 1/9/09	14,510	14,510
Hanover County EDA Revenue Refunding VRDB, Series 2008 D-2, Bon Secours Health (U.S. Bank N.A. LOC), 0.67%, 1/9/09	6,900	6,900
Harrisonburg IDA Revenue Refunding Bonds, Series B, Mennonite Retirement (Citibank N.A. LOC), 1.15%, 1/9/09	11,635	11,635
Loudoun County IDA Revenue VRDB, Series 2003E, Howard Hughes Medical Institute, 0.45%, 1/9/09	41,330	41,330
Lynchburg IDA Revenue Refunding VRDB, Series A, Centra Health (SunTrust Bank LOC), 1.27%, 1/9/09	5,900	5,900
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.), 1.15%, 1/9/09	13,200	13,200
Prince William County COPS VRDB, Series 2006B (Wachovia Bank N.A. LOC), 1.00%, 1/9/09	6,350	6,350
Richmond IDA Revenue VRDB, Educational Facilities, Church Schools in Diocese (SunTrust Bank LOC), 1.55%, 1/2/09	6,870	6,870

		187,365

Washington - 2.4%
Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC), 1.22%, 1/9/09	2,270	2,270
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 1.50%, 1/9/09	53,000	53,000
Subseries 2008 F-2, Project 3, 1.50%, 1/9/09	30,000	30,000
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 3.10%, 1/2/09	1,400	1,400
Vancouver Housing Authority Revenue Refunding VRDB, Series 2008, Pooled Housing (FHLMC Gtd.), 1.18%, 1/9/09	4,500	4,500
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1) 1.34%, 1/9/09	20,600	20,600

MONEY MARKET FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Washington - 2.4% continued
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 1.65%, 1/9/09	$10,310	$10,310
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 1.35%, 1/9/09	2,060	2,060
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC), 2.15%, 1/9/09	8,900	8,900
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2008, Seattle Pacific University (U.S. Bank N.A. LOC), 1.20%, 1/9/09	8,800	8,800
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series A, Gonzaga University Project (Bank of America N.A. LOC), 0.75%, 1/9/09	15,000	15,000
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 0.85%, 1/9/09	2,100	2,100
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 1.50%, 1/2/09	1,500	1,500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 1.10%, 1/9/09	625	625
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series B, St. Thomas School Project (Bank of America N.A. LOC), 1.25%, 1/9/09	5,000	5,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC), 1.10%, 1/9/09	41,000	41,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 1.09%, 1/9/09	7,840	7,840
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC), 1.25%, 1/9/09	3,700	3,700
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2005, Seattle Art Museum Project (Allied Irish Bank LOC), 0.70%, 1/9/09	7,600	7,600
Washington State Revenue Bonds, Series 2007-37, Clipper Tax-Exempt Certificate Trust, (1) 1.18%, 1/9/09	14,740	14,740

		240,945

West Virginia - 0.2%
Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC), 1.65%, 1/9/09	3,030	3,030
Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC), 1.25%, 1/9/09	12,775	12,775
West Virginia EDA PCR Refunding VRDB, Series 2008-B, Ohio Power Co., Kammer (Royal Bank of Scotland PLC LOC), 1.10%, 1/9/09	6,675	6,675

		22,480

Wisconsin - 2.4%
Green Bay Housing Authority Revenue Bonds, Series 2004, Sisters of St. Francis Project (Allied Irish Bank LOC), 1.20%, 1/9/09	1,200	1,200

MONEY MARKET FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Wisconsin - 2.4% continued
Milwaukee Redevelopment Authority Revenue VRDB, Series 1998, Library Hill Project (U.S. Bank N.A. LOC), 1.25%, 1/9/09	$4,895	$4,895
Milwaukee Redevelopment Authority Revenue VRDB, Series 2007, Riverwest Student Housing Project (Marshall & Ilsley Bank LOC), 1.25%, 1/9/09	9,225	9,225
State of Wisconsin Revenue Bonds, Series 2007-5, Clipper Tax-Exempt Certificate Trust, (1) 1.18%, 1/9/09	25,000	25,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997, Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC), 1.20%, 1/9/09	11,868	11,868
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 2.10%, 1/2/09	2,600	2,600
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC), 1.20%, 1/9/09	6,155	6,155
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC), 1.10%, 1/9/09	19,200	19,200
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC), 1.40%, 1/9/09	9,300	9,300
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Lutheran College (U.S. Bank N.A. LOC), 1.35%, 1/2/09	8,000	8,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC), 1.15%, 1/2/09	4,455	4,455
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (KBC Bank N.V. LOC), 1.38%, 1/2/09	6,895	6,895
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC), 0.71%, 1/9/09	10,500	10,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC), 1.35%, 1/9/09	600	600
Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC), 1.35%, 1/9/09	6,490	6,490
Wisconsin School Districts Temporary Borrowing Program COPS TRANS, Series 2008-B, Cash Flow Management Program, 3.00%, 10/30/09	12,500	12,633
Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Series 2003-C, Mercy Health Systems (Marshall & Ilsley Bank LOC), 1.25%, 1/9/09	6,200	6,200
Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Series 2008-B, Aurora Health Care (U.S. Bank N.A. LOC), 1.60%, 11/13/09	21,665	21,665
Wisconsin State Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2008 B-1, Marquette University (JPMorgan Chase Bank LOC), 2.36%, 1/9/09	20,000	20,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2002 C, Pooled Loan Financing Program (Marshall & Ilsley Bank LOC), 1.40%, 1/9/09	1,200	1,200

MONEY MARKET FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.2% continued
Wisconsin - 2.4% continued
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC), 2.10%, 1/2/09	$6,370	$6,370
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, St. John’s Communities (Marshall & Ilsley Bank LOC), 1.25%, 1/9/09	10,315	10,315
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Hospital (U.S. Bank N.A. LOC), 1.15%, 1/2/09	3,900	3,900
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. (JPMorgan Chase Bank LOC), 1.10%, 1/9/09	15,000	15,000
Wisconsin State Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1) 1.35%, 1/9/09	21,745	21,745

		245,411

Wyoming - 0.2%
Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.), 1.30%, 1/2/09	24,400	24,400

Multiple States Pooled Securities - 1.1%
BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1) 1.60%, 1/9/09	49,052	49,052
BB&T Municipal Trust Revenue Bonds, Floaters Series 1017 (Branch Banking & Trust Co. LOC), (1) 1.22%, 1/9/09	35,000	35,000
Floaters Series 5001 (Rabobank Group LOC), (1) 1.40%, 1/9/09	30,000	30,000

		114,052

Total Municipal Investments (Cost $9,858,827)		9,858,827

U.S. GOVERNMENT AGENCY - 2.0% (3)
Federal Home Loan Bank - 2.0%
FHLB Discount Note, 0.01%, 1/6/09	200,000	200,000

Total U.S. Government Agency (Cost $200,000)		200,000

Total Investments - 99.2% (Cost $10,058,827) (4)		10,058,827

Other Assets less Liabilities - 0.8%		81,779

NET ASSETS - 100.0%		$10,140,606

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At December 31, 2008, the value of these restricted illiquid securities amounted to approximately $50,000,000 or 0.5% of net assets.

Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Berks County Reading Hospital Revenue Bonds (PA), 1.30%, 1/9/09	12/5/08	$10,000
Texas State Transportation Commission Revenue Bonds (TX), 1.35%, 1/9/09	12/4/08	$40,000

MONEY MARKET FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	The cost for federal income tax purposes was $10,058,827.

Percentages shown are based on Net Assets.

At December 31 2008, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	5.1%
Air, Transportation, Water Services and Solid Waste Management	5.9
Educational Services	12.8
Electric Services, Gas and Combined Utilities	10.4
Executive, Legislative and General Government	25.8
General Medical and Surgical, Nursing and Personal Care	9.8
Health Services and Residential Care	12.0
Urban and Community Development, Housing Programs & Social Services	7.7
All other sectors less than 5%	10.5

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	10,058,827	—
Level 3	—	—

Total	$10,058,827	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS 36 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG	Association of Bay Area Governments

AMT	Alternative Minimum Tax

COPS	Certificates of Participation

CP	Commercial Paper

EDA	Economic Development Authority

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

G.O.	General Obligation

Gtd.	Guaranteed

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDR	Industrial Development Revenue

LOC	Letter of Credit

PCR	Pollution Control Revenue

PSF	Permanent School Fund

RANS	Revenue Anticipation Notes

ROCS	Reset Option Certificates

SFM	Single Family Mortgage

SGB	Societe Generale Bank

Soc Gen	Societe Generale

STARS	Short Term Adjustable Rate Securities

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

TSB	Trustee Savings Bank

MONEY MARKET FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

VRDB	Variable Rate Demand Bonds

VRDN	Variable Rate Demand Note

MONEY MARKET FUNDS 38 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 85.5% (1)
Fannie Mae - 27.6%
FNMA Bond,
3.13%, 3/16/09	$7,890	$7,919
FNMA Discount Notes,
2.10%, 1/14/09	7,979	7,973
0.70%, 1/20/09	3,104	3,103
0.42%, 1/21/09	7,733	7,731
0.40%, 1/27/09	9,536	9,533
0.85%, 1/28/09	6,397	6,393
0.01%, 2/2/09	5,200	5,200
0.04%, 2/2/09	3,600	3,600
0.25%, 2/2/09	3,000	2,999
1.80%, 2/2/09	35,000	34,944
2.40%, 2/2/09	18,909	18,869
2.80%, 2/2/09	10,363	10,337
3.00%, 2/2/09	50,030	49,897
3.07%, 2/2/09	28,363	28,286
3.20%, 2/2/09	22,425	22,361
0.60%, 2/3/09	3,400	3,398
0.03%, 2/17/09	5,352	5,352
0.65%, 2/17/09	10,550	10,541
0.20%, 2/18/09	25,000	24,993
0.20%, 2/23/09	5,025	5,024
0.60%, 2/23/09	8,000	7,993
2.65%, 2/24/09	4,512	4,494
1.00%, 2/25/09	2,790	2,786
2.10%, 2/27/09	1,787	1,781
2.15%, 2/27/09	5,000	4,983
1.00%, 3/2/09	10,000	9,983
2.10%, 3/4/09	3,500	3,487
1.05%, 3/9/09	10,000	9,980
0.10%, 3/11/09	5,000	4,999
0.80%, 3/16/09	4,050	4,043
1.25%, 3/16/09	5,800	5,785
0.20%, 3/27/09	1,300	1,299
1.35%, 3/30/09	20,000	19,934
0.17%, 4/6/09	2,377	2,376
1.01%, 4/20/09	5,000	4,985
1.75%, 5/6/09	2,100	2,087
0.45%, 5/11/09	7,500	7,488
1.75%, 5/20/09	10,000	9,932
0.45%, 5/28/09	25,000	24,954
0.50%, 9/1/09	15,000	14,949
1.00%, 12/10/09	20,700	20,503
FNMA FRN,
3.44%, 1/28/09	12,000	11,995
FNMA Notes,
5.25%, 1/15/09	59,628	59,736
5.00%, 1/23/09	4,365	4,375
4.00%, 1/26/09	18,140	18,180
3.25%, 2/15/09	27,167	27,222
3.74%, 2/24/09	2,000	2,007
3.66%, 2/25/09	5,000	5,018
4.63%, 3/6/09	8,000	8,054
3.63%, 3/16/09	3,000	3,015
3.31%, 3/30/09	5,000	5,026
4.88%, 4/15/09	16,550	16,754

		598,656

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 85.5% (1) continued
Federal Farm Credit Bank - 3.7%
FFCB Bond,
4.13%, 7/17/09	$1,100	$1,121
FFCB Discount Notes,
1.76%, 3/18/09	9,000	8,967
2.63%, 7/8/09	11,000	10,849
0.55%, 9/18/09	15,000	14,940
FFCB FRN,
1.31%, 1/12/09	5,000	5,000
0.87%, 1/16/09	5,000	5,000
0.50%, 1/22/09	20,000	20,000
0.46%, 1/25/09	10,000	10,000
0.34%, 1/27/09	5,000	5,000

		80,877

Federal Home Loan Bank - 36.3%
FHLB Bonds,
2.40%, 2/5/09	7,900	7,899
5.00%, 2/20/09	5,000	5,029
4.05%, 2/23/09	3,000	3,005
2.65%, 2/27/09	8,000	8,023
2.25%, 3/13/09	6,325	6,336
5.25%, 3/13/09	1,915	1,934
3.25%, 3/23/09	3,000	3,013
2.31%, 3/24/09	15,000	15,000
3.58%, 3/30/09	1,000	1,008
2.20%, 4/1/09	1,930	1,939
2.35%, 4/21/09	10,000	10,000
4.75%, 4/24/09	7,930	8,018
2.32%, 4/28/09	1,460	1,469
2.57%, 5/5/09	1,000	1,007
2.38%, 5/27/09	3,000	3,007
2.52%, 5/28/09	8,500	8,575
5.25%, 6/19/09	1,000	1,022
FHLB Discount Notes,
0.00%, 1/2/09	41,724	41,724
0.13%, 1/2/09	10,000	10,000
2.05%, 1/2/09	5,000	5,000
2.05%, 1/5/09	5,000	4,999
1.75%, 1/9/09	16,000	15,994
2.40%, 1/9/09	25,000	24,987
0.05%, 1/13/09	3,900	3,900
0.10%, 1/14/09	20,000	19,999
0.05%, 1/16/09	3,100	3,100
0.78%, 1/16/09	7,200	7,198
1.85%, 1/16/09	6,827	6,822
0.02%, 1/20/09	1,100	1,100
0.10%, 1/20/09	75,000	74,996
0.15%, 1/21/09	7,900	7,899
0.02%, 1/27/09	3,000	3,000
0.12%, 1/27/09	40,000	39,997
0.12%, 1/30/09	50,000	49,995
0.15%, 2/2/09	20,000	19,997
0.01%, 2/4/09	5,300	5,300
0.20%, 2/4/09	1,000	1,000
0.17%, 2/6/09	20,000	19,997
0.05%, 2/10/09	3,500	3,500
0.05%, 2/13/09	11,300	11,299
2.55%, 2/17/09	15,000	14,950
0.20%, 2/23/09	20,000	19,994

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 85.5% (1) continued
Federal Home Loan Bank - 36.3% continued
FHLB Discount Notes, continued
2.55%, 2/27/09	$2,000	$1,992
2.65%, 2/27/09	15,000	14,937
0.15%, 3/6/09	2,600	2,599
1.20%, 3/6/09	4,000	3,991
0.15%, 3/11/09	25,000	24,993
2.13%, 3/12/09	5,000	4,979
1.20%, 3/16/09	35,000	34,914
1.20%, 3/17/09	10,000	9,975
1.00%, 3/24/09	3,750	3,741
0.27%, 3/25/09	20,000	19,988
0.10%, 3/31/09	1,200	1,200
1.20%, 4/14/09	6,000	5,979
1.45%, 5/14/09	5,700	5,669
1.45%, 5/20/09	10,000	9,944
1.50%, 5/26/09	20,000	19,879
0.70%, 9/14/09	9,015	8,970
0.65%, 12/2/09	2,735	2,718
FHLB FRN,
4.08%, 1/8/09	26,415	26,426
4.62%, 1/14/09	7,000	7,010
3.35%, 1/24/09	25,000	25,029
0.39%, 1/28/09	10,000	9,992
3.24%, 1/31/09	10,000	10,000
2.67%, 2/5/09	10,000	10,000
2.69%, 2/5/09	5,000	5,000
2.12%, 2/11/09	15,000	15,000
FHLB Note,
2.50%, 1/22/09	1,175	1,177

		789,133

Freddie Mac - 17.9%
FHLMC Bonds,
5.00%, 1/16/09	16,431	16,453
4.88%, 2/17/09	21,000	21,120
FHLMC Discount Notes,
2.06%, 1/6/09	15,000	14,996
1.95%, 1/12/09	25,000	24,985
2.00%, 1/12/09	13,569	13,561
0.40%, 1/13/09	1,525	1,525
0.10%, 1/20/09	2,490	2,490
0.01%, 1/22/09	1,300	1,300
0.15%, 1/27/09	3,400	3,400
0.05%, 2/2/09	50,000	49,998
0.07%, 2/3/09	1,600	1,600
1.05%, 2/18/09	5,000	4,993
1.00%, 2/20/09	12,176	12,159
1.00%, 2/24/09	9,623	9,609
2.60%, 2/25/09	14,000	13,944
2.12%, 3/2/09	8,000	7,972
2.15%, 3/2/09	1,524	1,518
0.13%, 3/11/09	4,465	4,464
0.15%, 3/19/09	2,200	2,199
0.75%, 3/19/09	5,000	4,992
1.25%, 3/20/09	12,500	12,466
0.25%, 3/23/09	5,715	5,712
0.17%, 3/30/09	27,500	27,489
1.40%, 3/30/09	1,250	1,246
0.20%, 3/31/09	3,500	3,498

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 85.5% (1) continued
Freddie Mac - 17.9% continued
FHLMC Discount Notes, continued
1.05%, 4/1/09	$4,775	$4,762
0.17%, 4/2/09	3,175	3,174
1.07%, 4/2/09	8,610	8,587
0.35%, 4/8/09	2,000	1,998
1.10%, 4/8/09	10,000	9,970
0.98%, 4/13/09	7,000	6,980
0.20%, 4/14/09	11,800	11,793
0.16%, 4/17/09	13,670	13,663
1.15%, 5/11/09	5,000	4,979
1.20%, 6/8/09	19,915	19,809
FHLMC Notes,
5.25%, 1/12/09	3,500	3,503
5.00%, 1/30/09	1,500	1,503
3.75%, 2/25/09	1,000	1,004
5.75%, 3/15/09	26,744	27,025
3.38%, 4/15/09	5,000	5,044

		387,483

Total U.S. Government Agencies (Cost $1,856,149)		1,856,149

U.S. GOVERNMENT OBLIGATIONS - 1.6%
U.S. Treasury Bills - 1.6%
0.92%, 5/15/09	10,000	9,966
0.23%, 6/11/09	25,000	24,974

Total U.S. Government Obligations (Cost $34,940)		34,940

Investments, at Amortized Cost (Cost $1,891,089)		1,891,089

REPURCHASE AGREEMENTS - 12.7%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 2.3% (2)
Morgan Stanley & Co., Inc., dated 12/31/08,
repurchase price $14,475
0.01%, 1/2/09	14,474	14,474
Societe Generale - New York Branch, dated 12/31/08,
repurchase price $14,475
0.02%, 1/2/09	14,475	14,475
UBS Securities LLC, dated 12/31/08,
repurchase price $21,712
0.02%, 1/2/09	21,712	21,712

		50,661

(Collateralized at a minimum of 102%)
Repurchase Agreements - 10.4% (3)
Bank of America N.A., dated 12/31/08,
repurchase price $75,000
0.08%, 1/2/09	75,000	75,000
Deutsche Bank Securities, Inc., dated 12/31/08,
repurchase price $75,000
0.10%, 1/2/09	75,000	75,000
JPMorgan Securities, dated 12/31/08,
repurchase price $75,000
0.05%, 1/2/09	75,000	75,000

		225,000

Total Repurchase Agreements (Cost $275,661)		275,661

Total Investments - 99.8% (Cost $2,166,750) (4)		2,166,750

Other Assets less Liabilities - 0.2%		4,661

NET ASSETS - 100.0%		$2,171,411

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$43,165	3.63% - 7.50%	11/15/16 - 5/15/38
U.S. Treasury Notes	$7,385	2.00% - 4.50%	1/15/14 - 2/15/16

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$77,260	5.50%	10/1/35
FNMA	$154,455	5.00% - 6.00%	10/1/23 - 12/1/38

(4) The cost for federal income tax purposes was $2,166,750.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	2,166,750	—
Level 3	—	—

Total	$2,166,750	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Federal National Mortgage Association
FRN	Floating Rate Notes

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 98.6% (1)
Federal Farm Credit Bank - 7.3%
FFCB Discount Notes,
0.01%, 1/2/09	$95,000	$95,000
0.03%, 1/5/09	50,000	50,000
0.01%, 1/6/09	20,000	20,000
0.01%, 1/7/09	10,000	10,000
0.01%, 1/8/09	25,000	25,000
0.01%, 1/16/09	20,000	20,000
0.04%, 2/5/09	12,000	12,000
0.30%, 6/16/09	25,000	24,965
0.45%, 8/17/09	25,000	24,929
FFCB FRN,
1.31%, 1/12/09	15,000	15,000
1.37%, 1/12/09	7,750	7,750
0.87%, 1/16/09	10,000	10,000
0.50%, 1/22/09	30,000	30,000
0.46%, 1/25/09	20,000	20,000
0.34%, 1/27/09	10,000	10,000

		374,644

Federal Home Loan Bank - 91.1%
FHLB Bonds,
5.25%, 1/14/09	10,000	10,009
5.25%, 1/16/09	31,810	31,855
2.19%, 1/28/09	8,590	8,598
2.40%, 2/5/09	26,100	26,092
2.80%, 2/6/09	7,000	7,011
2.76%, 2/11/09	15,000	15,028
5.00%, 2/20/09	73,170	73,584
2.63%, 2/27/09	5,000	5,002
2.90%, 2/27/09	15,500	15,502
2.25%, 3/13/09	25,000	25,044
4.75%, 3/13/09	13,830	13,912
2.50%, 3/17/09	14,700	14,733
2.31%, 3/24/09	25,000	25,000
2.90%, 3/24/09	10,000	10,037
2.13%, 3/25/09	33,675	33,731
2.35%, 3/27/09	10,000	10,025
3.24%, 4/7/09	25,000	25,145
3.00%, 4/15/09	42,320	42,413
4.75%, 4/24/09	61,110	61,892
2.50%, 5/8/09	17,675	17,808
4.25%, 5/15/09	22,765	23,085
2.52%, 5/28/09	20,000	20,176
5.13%, 6/4/09	10,000	10,196
5.25%, 6/12/09	5,000	5,103
3.04%, 7/17/09	5,000	5,067
3.10%, 7/27/09	5,000	5,072
2.56%, 8/4/09	17,000	17,192
5.13%, 8/5/09	10,530	10,666
5.00%, 10/2/09	27,000	27,823
1.15%, 12/11/09	19,430	19,455
5.00%, 12/11/09	25,000	25,933
FHLB Discount Notes,
0.00%, 1/2/09	249,673	249,673
0.01%, 1/2/09	100,000	100,000
0.13%, 1/2/09	25,000	25,000
0.45%, 1/2/09	19,819	19,819
2.05%, 1/2/09	20,000	19,999
2.45%, 1/2/09	21,499	21,498

MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 98.6% (1) continued
Federal Home Loan Bank - 91.1% continued
FHLB Discount Notes, continued
0.01%, 1/5/09	$122,650	$122,650
0.30%, 1/5/09	25,000	24,999
2.00%, 1/5/09	35,109	35,101
2.05%, 1/5/09	20,000	19,995
0.01%, 1/6/09	4,600	4,600
0.07%, 1/6/09	100,000	99,999
0.01%, 1/7/09	100,610	100,610
1.70%, 1/7/09	25,000	24,993
0.01%, 1/9/09	25,000	25,000
0.02%, 1/9/09	29,400	29,400
1.70%, 1/9/09	17,882	17,875
1.72%, 1/9/09	25,000	24,990
1.75%, 1/9/09	25,000	24,990
2.40%, 1/9/09	50,000	49,973
0.02%, 1/12/09	25,000	25,000
0.40%, 1/12/09	2,250	2,250
0.01%, 1/13/09	105,000	105,000
0.02%, 1/13/09	100,000	99,999
0.03%, 1/13/09	95,000	94,999
0.10%, 1/14/09	67,000	66,998
2.40%, 1/14/09	4,000	3,997
0.01%, 1/15/09	6,500	6,500
0.04%, 1/15/09	36,850	36,849
0.05%, 1/15/09	38,985	38,984
0.07%, 1/15/09	25,000	24,999
0.04%, 1/16/09	46,600	46,599
1.75%, 1/16/09	30,600	30,578
0.01%, 1/20/09	11,200	11,200
0.57%, 1/20/09	14,300	14,296
0.10%, 1/21/09	25,000	24,999
0.14%, 1/21/09	28,000	27,998
0.01%, 1/22/09	97,800	97,799
0.01%, 1/23/09	5,625	5,625
0.12%, 1/23/09	22,460	22,458
0.01%, 1/26/09	10,000	10,000
0.78%, 1/26/09	30,000	29,984
1.95%, 1/26/09	5,810	5,802
0.12%, 1/27/09	45,000	44,996
0.01%, 1/28/09	43,500	43,500
0.00%, 1/30/09	50,000	50,000
0.01%, 1/30/09	52,174	52,174
2.52%, 1/30/09	25,000	24,949
0.03%, 2/2/09	8,130	8,130
0.15%, 2/2/09	29,997	29,993
0.50%, 2/2/09	16,500	16,493
0.17%, 2/4/09	20,235	20,232
2.35%, 2/5/09	50,000	49,886
0.17%, 2/6/09	25,000	24,996
0.02%, 2/11/09	26,000	25,999
0.90%, 2/11/09	9,200	9,191
0.14%, 2/12/09	50,000	49,992
0.02%, 2/17/09	5,089	5,089
2.55%, 2/17/09	20,000	19,933
1.05%, 2/18/09	50,000	49,930
2.60%, 2/18/09	25,000	24,913
0.03%, 2/19/09	37,119	37,117
0.80%, 2/23/09	10,000	9,988

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 98.6% (1) continued
Federal Home Loan Bank - 91.1% continued
FHLB Discount Notes, continued
2.65%, 2/26/09	$25,000	$24,897
2.10%, 2/27/09	16,200	16,146
2.55%, 2/27/09	13,800	13,744
2.65%, 2/27/09	150,000	149,371
2.12%, 3/3/09	25,000	24,910
0.05%, 3/6/09	100,000	99,991
2.00%, 3/9/09	12,000	11,955
0.15%, 3/11/09	50,000	49,986
1.00%, 3/11/09	23,967	23,921
1.75%, 3/11/09	10,500	10,465
0.04%, 3/12/09	5,920	5,920
2.13%, 3/12/09	10,000	9,959
0.10%, 3/13/09	7,000	6,999
1.17%, 3/13/09	19,930	19,884
1.75%, 3/13/09	18,150	18,087
1.95%, 3/13/09	5,000	4,981
0.11%, 3/16/09	2,500	2,499
1.14%, 3/16/09	25,000	24,941
1.20%, 3/16/09	15,000	14,963
0.05%, 3/17/09	37,620	37,616
1.20%, 3/17/09	15,000	14,963
0.08%, 3/25/09	31,715	31,709
0.27%, 3/25/09	25,000	24,985
0.10%, 3/30/09	25,800	25,794
0.10%, 3/31/09	7,500	7,498
0.10%, 4/1/09	3,700	3,699
0.17%, 4/16/09	6,670	6,667
0.20%, 5/6/09	1,265	1,264
1.15%, 5/13/09	20,000	19,916
1.17%, 5/18/09	17,200	17,123
1.60%, 5/18/09	75,000	74,543
1.45%, 5/20/09	50,000	49,720
1.50%, 5/26/09	100,000	99,396
1.60%, 5/28/09	50,000	49,673
1.20%, 6/1/09	5,000	4,975
0.93%, 12/11/09	50,000	49,556
0.93%, 12/14/09	19,832	19,654
FHLB FRN,
4.08%, 1/8/09	75,000	75,030
0.39%, 1/23/09	30,000	29,966
3.35%, 1/24/09	122,700	122,875
0.39%, 1/28/09	20,000	19,984
3.24%, 1/31/09	20,000	20,000
2.67%, 2/5/09	20,000	20,000
2.69%, 2/5/09	10,000	10,000
2.12%, 2/11/09	25,000	25,000
2.12%, 2/18/09	50,000	50,088
1.47%, 3/27/09	50,000	50,137
FHLB Note,
2.36%, 2/27/09	30,000	30,055

		4,639,272

Tennessee Valley Authority - 0.2%
Tennessee Valley Authority Discount Note,
0.25%, 1/15/09	9,000	8,999

Total U.S. Government Agencies (Cost $5,022,915)		5,022,915

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bills - 1.3%
0.70%, 1/2/09	$25,000	$24,999
0.92%, 5/15/09	15,000	14,949
0.23%, 6/11/09	25,000	24,974

Total U.S. Government Obligations (Cost $64,922)		64,922

Investments, at Amortized Cost (Cost $5,087,837)		5,087,837

Total Investments - 99.9% (Cost $5,087,837) (2)		5,087,837

Other Assets less Liabilities - 0.1%		6,126

NET ASSETS - 100.0%		$5,093,963

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $5,087,837.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	5,087,837	—
Level 3	—	—

Total	$5,087,837	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

DECEMBER 31, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FRN	Floating Rate Notes

MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 27, 2009

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2009